UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2024
EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,171.00	0.17%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.80	0.23%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,178.80	0.42%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,163.70	0.39%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,115.20	0.40%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,140.60	0.41%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,221.30	0.51%	$2.82
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,182.60	0.39%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,125.10	0.27%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,111.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,173.70	0.42%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.40	0.34%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.17	0.34%	$1.71

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,151.10	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,173.20	0.37%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,162.30	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,166.50	0.48%	$2.59
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,192.70	0.27%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,193.10	0.32%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,150.70	0.36%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,146.70	0.61%	$3.26
Hypothetical 5% Annual Return	$1,000.00	$1,021.83	0.61%	$3.07

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$1,168.70	0.44%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.68	0.44%	$2.21

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,158.20	0.39%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,162.80	0.63%	$3.39
Hypothetical 5% Annual Return	$1,000.00	$1,021.73	0.63%	$3.17

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,190.10	0.43%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.73	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.4%
Consumer Discretionary	12.2%
Consumer Staples	8.0%
Energy	7.6%
Financials	19.7%
Health Care	10.1%
Industrials	17.1%
Information Technology	7.8%
Materials	9.0%
Real Estate	1.3%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.7%
Consumer Staples	6.9%
Energy	8.3%
Financials	18.3%
Health Care	7.6%
Industrials	19.1%
Information Technology	6.9%
Materials	10.9%
Real Estate	2.1%
Utilities	2.7%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	26.8%
Real Estate	73.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.2%
Consumer Discretionary	11.9%
Consumer Staples	4.9%
Energy	7.2%
Financials	23.5%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	19.1%
Real Estate	3.0%
Utilities	0.6%

100.0%

International Vector Equity Portfolio
Communication Services	4.2%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	8.1%
Financials	21.2%
Health Care	5.5%
Industrials	19.8%
Information Technology	6.2%
Materials	13.1%
Real Estate	2.2%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.0%
Consumer Discretionary	17.1%
Consumer Staples	10.2%
Energy	11.1%
Financials	5.5%
Health Care	11.0%
Industrials	18.8%
Information Technology	11.4%
Materials	6.3%
Real Estate	0.5%
Utilities	1.1%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	6.6%
Energy	7.3%
Financials	17.8%
Health Care	6.9%
Industrials	16.7%
Information Technology	10.8%
Materials	11.3%
Real Estate	2.4%
Utilities	2.8%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Energy	5.5%
Financials	18.1%
Health Care	4.8%
Industrials	20.1%
Information Technology	6.3%
Materials	17.6%
Real Estate	4.3%
Utilities	2.6%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.1%
Consumer Discretionary	11.7%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.0%
Health Care	4.7%
Industrials	11.2%
Information Technology	19.5%
Materials	10.8%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	3.5%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	3.1%
Financials	17.6%
Health Care	6.9%
Industrials	15.6%
Information Technology	12.3%
Materials	15.9%
Real Estate	6.2%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	4.4%
Consumer Discretionary	9.4%
Consumer Staples	6.0%
Energy	5.5%
Financials	19.8%
Health Care	4.2%
Industrials	11.7%
Information Technology	22.4%
Materials	11.4%
Real Estate	2.4%
Utilities	2.8%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.9%)
BHP Group Ltd., Class DI	697,375	$19,126,284	0.3%
Commonwealth Bank of Australia	399,233	29,251,617	0.5%
Other Securities		303,857,491	5.2%

TOTAL AUSTRALIA		352,235,392	6.0%

AUSTRIA — (0.2%)
Other Securities		11,440,880	0.2%

BELGIUM — (0.9%)
Other Securities		54,006,867	0.9%

CANADA — (10.3%)
Canadian Natural Resources Ltd.	319,147	24,197,725	0.4%
Constellation Software, Inc.	6,752	17,383,488	0.3%
Royal Bank of Canada	194,133	18,782,243	0.3%
Royal Bank of Canada	206,240	19,970,219	0.3%
Suncor Energy, Inc.	450,346	17,198,714	0.3%
Toronto-Dominion Bank	286,785	17,012,086	0.3%
Other Securities		504,397,891	8.7%

TOTAL CANADA		618,942,366	10.6%

DENMARK — (3.2%)
Novo Nordisk AS, Class B	923,030	118,371,392	2.0%
Other Securities		75,513,497	1.3%

TOTAL DENMARK		193,884,889	3.3%

FINLAND — (1.0%)
Other Securities		61,168,151	1.0%

FRANCE — (9.7%)
Air Liquide SA	111,890	21,883,296	0.4%
Airbus SE	158,328	26,054,097	0.4%
Hermes International SCA	9,337	22,352,687	0.4%
L’Oreal SA	60,975	28,588,321	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	66,036,062	1.1%
Safran SA	105,878	22,957,748	0.4%
Sanofi SA	216,767	21,415,074	0.4%
Schneider Electric SE	111,591	25,444,241	0.4%
TotalEnergies SE	937,065	68,029,755	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,369,321	0.0%
Vinci SA	155,702	18,244,554	0.3%
Other Securities		262,577,149	4.5%

TOTAL FRANCE		584,952,305	10.0%

GERMANY — (6.8%)
Allianz SE	83,147	23,595,874	0.4%
Deutsche Telekom AG	1,271,712	29,129,280	0.5%
Mercedes-Benz Group AG	314,581	23,795,186	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,597	$17,854,908	0.3%
SAP SE	171,006	30,878,065	0.5%
Siemens AG	189,024	35,410,527	0.6%
Other Securities		246,735,889	4.2%

TOTAL GERMANY		407,399,729	6.9%

HONG KONG — (1.5%)
AIA Group Ltd	3,249,000	23,796,823	0.4%
Other Securities		66,834,951	1.1%

TOTAL HONG KONG		90,631,774	1.5%

IRELAND — (0.6%)
Other Securities		39,064,192	0.7%

ISRAEL — (0.6%)
Other Securities		34,757,300	0.6%

ITALY — (2.3%)
# Stellantis NV	852,765	18,868,702	0.3%
Other Securities		119,147,017	2.1%

TOTAL ITALY		138,015,719	2.4%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	25,723,658	0.4%
Keyence Corp.	40,604	17,856,404	0.3%
Mitsubishi Corp.	740,400	16,932,628	0.3%
Shin-Etsu Chemical Co. Ltd.	533,500	20,651,219	0.4%
Sony Group Corp.	375,200	31,010,781	0.5%
Tokyo Electron Ltd.	131,100	28,756,226	0.5%
Toyota Motor Corp.	2,800,015	63,864,352	1.1%
# Toyota Motor Corp., Sponsored ADR	45,827	10,416,935	0.2%
Other Securities		1,062,117,214	18.1%

TOTAL JAPAN		1,277,329,417	21.8%

NETHERLANDS — (4.2%)
ASML Holding NV	30,871	26,888,810	0.5%
ASML Holding NV	73,888	64,465,063	1.1%
Wolters Kluwer NV	118,210	17,696,803	0.3%
Other Securities		142,802,668	2.4%

TOTAL NETHERLANDS		251,853,344	4.3%

NEW ZEALAND — (0.3%)
Other Securities		16,615,845	0.3%

NORWAY — (0.7%)
Other Securities		44,098,351	0.8%

PORTUGAL — (0.2%)
Other Securities		13,093,167	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$55,088,785	0.9%

SPAIN — (2.4%)
# Banco Santander SA	3,608,632	17,558,274	0.3%
Other Securities		124,414,686	2.1%

TOTAL SPAIN		141,972,960	2.4%

SWEDEN — (2.6%)
Other Securities		158,123,089	2.7%

SWITZERLAND — (7.0%)
ABB Ltd.	492,951	23,951,719	0.4%
Nestle SA	702,768	70,558,018	1.2%
Novartis AG	340,245	33,023,321	0.6%
# Novartis AG, Sponsored ADR	195,278	18,967,352	0.3%
Roche Holding AG	213,373	51,127,200	0.9%
Other Securities		222,484,913	3.8%

TOTAL SWITZERLAND		420,112,523	7.2%

UNITED KINGDOM — (12.6%)
3i Group PLC	500,789	17,891,909	0.3%
AstraZeneca PLC	128,443	19,426,858	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	37,611,364	0.6%
BP PLC, Sponsored ADR	748,671	29,025,955	0.5%
Glencore PLC	3,172,321	18,458,339	0.3%
# HSBC Holdings PLC, Sponsored ADR	519,933	22,658,680	0.4%
Shell PLC	77,031	2,738,327	0.0%
Shell PLC, ADR	1,047,820	75,086,750	1.3%
Other Securities		533,042,740	9.2%

TOTAL UNITED KINGDOM		755,940,922	12.9%

UNITED STATES — (0.3%)
Other Securities		15,480,328	0.3%

TOTAL COMMON STOCKS		5,736,208,295	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,088,658	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,749,718,050)		5,760,296,953

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	21,562,087	249,430,226	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,999,149,480)		$6,009,727,179	102.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	206	06/21/24	$53,936,068	$52,190,100	$(1,745,968)

Total Futures Contracts			$53,936,068	$52,190,100	$(1,745,968)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,669,708	$334,565,684	—	$352,235,392
Austria	—	11,440,880	—	11,440,880
Belgium	634,219	53,372,648	—	54,006,867
Canada	616,582,261	2,360,105	—	618,942,366
Denmark	102,826	193,782,063	—	193,884,889
Finland	817,870	60,350,281	—	61,168,151
France	6,667,589	578,284,716	—	584,952,305
Germany	13,688,157	393,711,572	—	407,399,729
Hong Kong	—	90,631,774	—	90,631,774
Ireland	—	39,064,192	—	39,064,192
Israel	5,753,660	29,003,640	—	34,757,300
Italy	1,207,612	136,808,107	—	138,015,719
Japan	22,575,718	1,254,753,699	—	1,277,329,417
Netherlands	79,997,038	171,856,306	—	251,853,344
New Zealand	—	16,615,845	—	16,615,845
Norway	605,396	43,492,955	—	44,098,351
Portugal	—	13,093,167	—	13,093,167
Singapore	—	55,088,785	—	55,088,785
Spain	8,667,620	133,305,340	—	141,972,960
Sweden	32,921	158,090,168	—	158,123,089
Switzerland	45,367,925	374,744,598	—	420,112,523
United Kingdom	248,439,753	507,501,169	—	755,940,922
United States	11,666,575	3,813,753	—	15,480,328
Preferred Stocks
Germany	—	24,088,658	—	24,088,658
Securities Lending Collateral	—	249,430,226	—	249,430,226

Total Investments in Securities	$1,080,476,848	$4,929,250,331	—	$6,009,727,179

Financial Instruments
Liabilities
Futures Contracts**	(1,745,968)	—	—	(1,745,968)

Total Financial Instruments	$(1,745,968)	—	—	$(1,745,968)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$110,545,492	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	70,163,134	0.2%
Commonwealth Bank of Australia	1,111,912	81,469,275	0.3%
Other Securities		1,731,883,565	5.5%

TOTAL AUSTRALIA		1,994,061,466	6.4%

AUSTRIA — (0.5%)
Other Securities		156,210,133	0.5%

BELGIUM — (1.1%)
Other Securities		342,800,019	1.1%

CANADA — (10.5%)
Bank of Montreal	739,051	66,012,035	0.2%
# Canadian Natural Resources Ltd.	1,401,957	106,296,380	0.4%
Fairfax Financial Holdings Ltd.	65,174	70,857,936	0.2%
National Bank of Canada	879,291	70,603,877	0.2%
# Royal Bank of Canada	1,198,667	116,066,926	0.4%
Suncor Energy, Inc.	2,810,639	107,338,303	0.4%
Other Securities		2,816,122,348	9.0%

TOTAL CANADA		3,353,297,805	10.8%

CHINA — (0.0%)
Other Securities		15,780,438	0.1%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	1,773,052	227,380,079	0.7%
# Novo Nordisk AS, Sponsored ADR	1,177,766	151,119,155	0.5%
Pandora AS	465,215	70,805,666	0.2%
Other Securities		529,808,526	1.7%

TOTAL DENMARK		979,113,426	3.1%

FINLAND — (1.4%)
Other Securities		434,469,396	1.4%

FRANCE — (7.8%)
Airbus SE	394,642	64,941,392	0.2%
LVMH Moet Hennessy Louis Vuitton SE	247,349	203,181,376	0.7%
Orange SA	6,978,148	77,668,760	0.3%
Safran SA	302,894	65,677,138	0.2%
TotalEnergies SE	4,093,590	297,189,551	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	15,597,211	0.1%
Vinci SA	658,120	77,115,939	0.3%
Other Securities		1,683,939,505	5.2%

TOTAL FRANCE		2,485,310,872	8.0%

GERMANY — (6.3%)
Bayerische Motoren Werke AG	620,585	67,612,296	0.2%
Deutsche Post AG	1,703,463	71,323,872	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$138,138,253	0.5%
Mercedes-Benz Group AG	1,670,941	126,391,459	0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,979	82,674,775	0.3%
Siemens AG	603,810	113,113,839	0.4%
Other Securities		1,413,937,744	4.5%

TOTAL GERMANY		2,013,192,238	6.5%

HONG KONG — (1.7%)
AIA Group Ltd.	11,480,000	84,083,571	0.3%
Other Securities		449,405,062	1.4%

TOTAL HONG KONG		533,488,633	1.7%

IRELAND — (0.6%)
Other Securities		204,504,536	0.7%

ISRAEL — (0.8%)
Other Securities		248,571,563	0.8%

ITALY — (2.8%)
Eni SpA	4,294,094	68,970,395	0.2%
# Stellantis NV	5,025,658	111,200,203	0.4%
UniCredit SpA	1,895,711	69,580,871	0.2%
Other Securities		648,582,802	2.1%

TOTAL ITALY		898,334,271	2.9%

JAPAN — (21.9%)
Hitachi Ltd.	1,078,385	99,492,520	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	78,767,388	0.3%
Sony Group Corp.	1,128,800	93,296,828	0.3%
Tokyo Electron Ltd.	393,800	86,378,352	0.3%
Toyota Motor Corp.	10,742,970	245,031,837	0.8%
Other Securities		6,370,931,219	20.4%

TOTAL JAPAN		6,973,898,144	22.4%

NETHERLANDS — (3.5%)
ASML Holding NV	126,227	109,945,318	0.4%
ASML Holding NV	180,734	157,684,993	0.5%
Wolters Kluwer NV	664,231	99,439,685	0.3%
Other Securities		765,783,357	2.4%

TOTAL NETHERLANDS		1,132,853,353	3.6%

NEW ZEALAND — (0.3%)
Other Securities		88,095,466	0.3%

NORWAY — (0.8%)
Other Securities		252,926,638	0.8%

PORTUGAL — (0.3%)
Other Securities		95,798,781	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$307,177,228	1.0%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA	6,497,154	70,260,053	0.2%
Repsol SA	4,909,248	77,055,941	0.3%
# Telefonica SA	15,385,994	68,923,032	0.2%
Other Securities		538,179,037	1.7%

TOTAL SPAIN		754,418,063	2.4%

SWEDEN — (2.7%)
Other Securities		866,699,390	2.8%

SWITZERLAND — (7.2%)
ABB Ltd.	1,744,140	84,745,037	0.3%
Nestle SA	2,370,731	238,021,766	0.8%
Novartis AG, Sponsored ADR	1,874,661	182,085,823	0.6%
Roche Holding AG	667,190	159,868,195	0.5%
Swiss Re AG	736,059	80,013,562	0.3%
Other Securities		1,543,949,663	4.9%

TOTAL SWITZERLAND		2,288,684,046	7.4%

UNITED KINGDOM — (12.3%)
AstraZeneca PLC, Sponsored ADR	1,849,779	140,361,230	0.5%
BP PLC	10,974,429	70,737,186	0.2%
BP PLC, Sponsored ADR	3,571,720	138,475,584	0.5%
Glencore PLC	13,494,847	78,520,584	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	131,142,113	0.4%
Shell PLC	1,472,115	52,331,622	0.2%
Shell PLC, ADR	4,713,009	337,734,225	1.1%
Other Securities		2,967,169,417	9.4%

TOTAL UNITED KINGDOM		3,916,471,961	12.6%

UNITED STATES — (0.2%)
Other Securities		76,494,489	0.2%

TOTAL COMMON STOCKS		30,412,652,355	97.8%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		145,034,246	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		11,452	0.0%

GERMANY — (0.0%)
Other Security		501	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$2,362	0.0%

TOTAL RIGHTS/WARRANTS		14,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,497,062,191)		30,557,700,916

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	111,800,716	1,293,310,679	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $24,790,387,300)		$31,851,011,595	102.5%

As of April 30, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,037	06/21/24	$270,302,049	$262,723,950	$(7,578,099)

Total Futures Contracts			$270,302,049	$262,723,950	$(7,578,099)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$85,018,639	$1,908,812,722	$230,105	$1,994,061,466
Austria	43,358	156,166,775	—	156,210,133
Belgium	5,909,016	336,891,003	—	342,800,019
Canada	3,346,105,883	7,191,922	—	3,353,297,805
China	15,040,271	740,167	—	15,780,438
Denmark	151,650,223	827,463,203	—	979,113,426
Finland	9,109,765	425,359,631	—	434,469,396
France	33,226,908	2,452,083,964	—	2,485,310,872
Germany	37,020,684	1,976,171,554	—	2,013,192,238
Hong Kong	311,343	533,057,270	120,020	533,488,633
Ireland	—	204,504,536	—	204,504,536
Israel	16,719,031	231,852,532	—	248,571,563
Italy	5,642,156	892,692,115	—	898,334,271
Japan	119,367,095	6,854,531,049	—	6,973,898,144
Netherlands	228,954,178	903,899,175	—	1,132,853,353
New Zealand	216,809	87,878,657	—	88,095,466
Norway	2,500,260	250,426,378	—	252,926,638
Portugal	271,515	95,527,266	—	95,798,781
Singapore	6,161	306,582,266	588,801	307,177,228
Spain	22,678,617	731,739,446	—	754,418,063
Sweden	440,767	866,234,270	24,353	866,699,390

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Switzerland	$244,316,758	$2,044,367,288	—		$2,288,684,046
United Kingdom	937,716,630	2,978,755,172	$159		3,916,471,961
United States	57,598,544	18,895,945	—		76,494,489
Preferred Stocks
Germany	—	145,034,246	—		145,034,246
Rights/Warrants
Australia	—	11,452	—		11,452
Germany	—	501	—		501
Hong Kong	—	2,362	—		2,362
Securities Lending Collateral	—	1,293,310,679	—		1,293,310,679

Total Investments in Securities	$5,319,864,611	$26,530,183,546	$963,438	<>	$31,851,011,595

Financial Instruments
Liabilities
Futures Contracts**	(7,578,099)	—	—		(7,578,099)

Total Financial Instruments	$(7,578,099)	—	—		$(7,578,099)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,262,117	$55,255,465
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,299,632
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,915,612
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,764,105
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,325,466
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,690,883
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,617,271

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,368,607)		$89,868,434

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$89,868,434	—	—	$89,868,434

Total Investments in Securities	$89,868,434	—	—	$89,868,434

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,757,916,244
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,793,964,918
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,572,423,633
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,302,029,690
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,235,093,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,661,427,802

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $116,704,449)	116,704,449	116,704,449

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,391,244)		$11,778,132,251

As of April 30, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	415	06/21/24	$107,498,670	$105,140,250	$(2,358,420)

Total Futures Contracts			$107,498,670	$105,140,250	$(2,358,420)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,661,427,802	—	—	$11,661,427,802
Temporary Cash Investments	116,704,449	—	—	116,704,449

Total Investments in Securities	$11,778,132,251	—	—	$11,778,132,251

Financial Instruments
Liabilities
Futures Contracts**	(2,358,420)	—	—	(2,358,420)

Total Financial Instruments	$(2,358,420)	—	—	$(2,358,420)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$215,314,176

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$215,314,176

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$145,076,131

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$145,076,131

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$20,512,360

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$20,512,360

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$766,952,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$766,952,045

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (22.4%)
Charter Hall Group	3,650,402	$27,721,982	0.8%
Dexus	8,395,240	38,132,949	1.2%
Goodman Group	13,649,913	275,723,156	8.4%
GPT Group	14,903,864	40,082,943	1.2%
Mirvac Group	30,916,906	40,509,445	1.2%
Scentre Group	40,781,586	82,584,742	2.5%
Stockland	18,760,133	53,149,639	1.6%
Vicinity Ltd.	30,150,414	36,921,262	1.1%
Other Securities		142,134,889	4.4%

TOTAL AUSTRALIA		736,961,007	22.4%

BELGIUM — (3.6%)
Aedifica SA	379,680	24,260,640	0.7%
# Cofinimmo SA	285,513	18,912,832	0.6%
# Warehouses De Pauw CVA	1,371,456	36,267,277	1.1%
Other Securities		38,097,883	1.2%

TOTAL BELGIUM		117,538,632	3.6%

CANADA — (4.6%)
Canadian Apartment Properties REIT	631,329	19,650,926	0.6%
Other Securities		130,616,639	4.0%

TOTAL CANADA		150,267,565	4.6%

CHINA — (0.1%)
Other Securities		3,589,093	0.1%

FRANCE — (6.6%)
Covivio SA	355,455	17,693,172	0.5%
Gecina SA	328,657	33,556,468	1.0%
Klepierre SA	1,494,622	40,134,195	1.2%
* Unibail-Rodamco-Westfield	826,281	68,856,435	2.1%
* Unibail-Rodamco-Westfield,CDI	5,963,927	24,339,760	0.8%
Other Securities		33,286,291	1.0%

TOTAL FRANCE		217,866,321	6.6%

GERMANY — (0.2%)
Other Securities		5,900,735	0.2%

HONG KONG — (3.2%)
Link REIT	20,078,821	86,033,571	2.6%
Other Securities		17,647,757	0.5%

TOTAL HONG KONG		103,681,328	3.1%

INDIA — (0.1%)
Other Securities		4,523,871	0.1%

IRELAND — (0.2%)
Other Security		4,971,151	0.2%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,024,964	0.0%

	JAPAN — (21.5%)
	Advance Residence Investment Corp.	10,924	23,617,834	0.7%
	Daiwa House REIT Investment Corp.	18,094	30,393,862	0.9%
	GLP J-Reit	37,025	30,112,883	0.9%
	Invincible Investment Corp.	51,642	23,137,711	0.7%
	Japan Hotel REIT Investment Corp.	35,798	18,811,755	0.6%
	Japan Metropolitan Fund Invest	55,179	33,313,129	1.0%
	Japan Real Estate Investment Corp.	10,138	34,379,378	1.0%
#	KDX Realty Investment Corp.	32,714	32,266,535	1.0%
#	Nippon Building Fund, Inc.	12,088	46,185,763	1.4%
	Nippon Prologis REIT, Inc.	17,930	30,940,124	0.9%
	Nomura Real Estate Master Fund, Inc.	31,615	30,221,407	0.9%
	Orix JREIT, Inc.	21,023	22,159,928	0.7%
	United Urban Investment Corp.	22,330	21,396,470	0.7%
	Other Securities		331,475,652	10.1%

	TOTAL JAPAN		708,412,431	21.5%

	MALAYSIA — (0.6%)
	Other Securities		21,142,731	0.6%

	MEXICO — (3.2%)
Ω	FIBRA Macquarie Mexico	12,136,915	21,715,129	0.7%
	Fibra Uno Administracion SA de CV	24,857,154	35,579,144	1.1%
#	Prologis Property Mexico SA de CV	4,578,718	17,982,642	0.5%
#	TF Administradora Industrial S de Real de CV	8,563,016	21,064,197	0.6%
	Other Securities		8,964,953	0.3%

	TOTAL MEXICO		105,306,065	3.2%

	NETHERLANDS — (0.7%)
	Other Securities		22,737,155	0.7%

	NEW ZEALAND — (1.6%)
	Other Securities		53,361,207	1.6%

	PHILIPPINES — (0.1%)
	Other Securities		1,826,671	0.1%

	SAUDI ARABIA — (0.1%)
	Other Securities		3,972,626	0.1%

	SINGAPORE — (10.4%)
	CapitaLand Ascendas REIT	28,803,380	54,559,980	1.7%
	CapitaLand Integrated Commercial Trust	42,546,111	60,649,270	1.8%
	Mapletree Industrial Trust	17,228,858	28,528,152	0.9%
	Mapletree Logistics Trust	26,980,447	26,475,961	0.8%
	Other Securities		171,842,285	5.2%

	TOTAL SINGAPORE		342,055,648	10.4%

	SOUTH AFRICA — (1.8%)
	Other Securities		58,746,335	1.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.5%)
Other Securities		$14,870,206	0.5%

SPAIN — (1.4%)
Merlin Properties Socimi SA	2,595,301	29,194,926	0.9%
Other Securities		17,611,126	0.5%

TOTAL SPAIN		46,806,052	1.4%

TAIWAN — (0.3%)
Other Securities		10,005,110	0.3%

THAILAND — (0.1%)
Other Securities		1,867,874	0.1%

TURKEY — (0.6%)
Other Securities		20,687,363	0.6%

UNITED KINGDOM — (14.5%)
Big Yellow Group PLC	1,521,297	20,464,975	0.6%
British Land Co. PLC	6,879,391	33,173,431	1.0%
# Derwent London PLC	800,123	20,501,596	0.6%
Land Securities Group PLC	5,689,059	45,979,298	1.4%
LondonMetric Property PLC	16,387,483	40,000,412	1.2%
Safestore Holdings PLC	1,984,208	19,123,517	0.6%
Segro PLC	10,262,575	107,943,018	3.3%
Shaftesbury Capital PLC	12,936,472	21,654,359	0.7%
# Tritax Big Box REIT PLC	15,845,981	29,930,444	0.9%
UNITE Group PLC	2,961,776	34,239,725	1.0%
Other Securities		103,286,424	3.2%

TOTAL UNITED KINGDOM		476,297,199	14.5%

UNITED STATES — (0.0%)
Other Security		53,530	0.0%

TOTAL COMMON STOCKS (Cost $3,516,138,609)		3,234,472,870	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	4,679,137	54,128,257	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,570,267,176)		$3,288,601,127	99.9%

As of April 30, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	84	06/21/24	$21,898,927	$21,281,400	$(617,527)

Total Futures Contracts			$21,898,927	$21,281,400	$(617,527)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$736,961,007	—		$736,961,007
Belgium	—	117,538,632	—		117,538,632
Canada	$150,267,565	—	—		150,267,565
China	—	3,589,093	—		3,589,093
France	—	217,866,321	—		217,866,321
Germany	—	5,900,735	—		5,900,735
Hong Kong	—	103,681,328	—		103,681,328
India	—	4,523,871	—		4,523,871
Ireland	—	4,971,151	—		4,971,151
Italy	—	1,024,964	—		1,024,964
Japan	—	708,412,431	—		708,412,431
Malaysia	—	21,142,731	—		21,142,731
Mexico	105,306,065	—	—		105,306,065
Netherlands	—	22,737,155	—		22,737,155
New Zealand	—	53,361,207	—		53,361,207
Philippines	—	1,826,671	—		1,826,671
Saudi Arabia	—	3,972,626	—		3,972,626
Singapore	—	341,877,808	$177,840		342,055,648
South Africa	—	58,746,335	—		58,746,335
South Korea	—	14,870,206	—		14,870,206
Spain	—	46,806,052	—		46,806,052
Taiwan	—	10,005,110	—		10,005,110
Thailand	—	1,867,874	—		1,867,874
Turkey	—	20,687,363	—		20,687,363
United Kingdom	—	476,297,199	—		476,297,199
United States	—	53,530	—		53,530
Securities Lending Collateral	—	54,128,257	—		54,128,257

Total Investments in Securities	$255,573,630	$3,032,849,657	$177,840	<>	$3,288,601,127

Financial Instruments
Liabilities
Futures Contracts**	(617,527)	—	—		(617,527)

Total Financial Instruments	$(617,527)	—	—		$(617,527)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (71.7%)
UNITED STATES — (71.7%)
	Agree Realty Corp.	430,572	$24,637,330	0.4%
	Alexandria Real Estate Equities, Inc.	743,704	86,172,982	1.3%
	American Homes 4 Rent, Class A	1,429,182	51,164,716	0.7%
	American Tower Corp.	2,065,287	354,320,638	5.2%
	Americold Realty Trust, Inc.	1,231,191	27,049,266	0.4%
	Apartment Income REIT Corp.	693,170	26,603,865	0.4%
	AvalonBay Communities, Inc.	629,555	119,344,741	1.7%
	Boston Properties, Inc.	647,543	40,076,436	0.6%
	Brixmor Property Group, Inc.	1,292,442	28,562,968	0.4%
	Camden Property Trust	473,308	47,179,341	0.7%
	Crown Castle, Inc.	1,919,710	180,030,404	2.6%
	CubeSmart	985,619	39,858,432	0.6%
	Digital Realty Trust, Inc.	1,353,023	187,772,532	2.7%
	EastGroup Properties, Inc.	207,382	32,218,868	0.5%
	Equinix, Inc.	417,536	296,914,025	4.3%
	Equity LifeStyle Properties, Inc.	768,338	46,323,098	0.7%
	Equity Residential	1,602,298	103,187,991	1.5%
	Essex Property Trust, Inc.	279,450	68,814,563	1.0%
	Extra Space Storage, Inc.	929,204	124,773,541	1.8%
	Federal Realty Investment Trust	323,414	33,690,036	0.5%
	First Industrial Realty Trust, Inc.	573,968	26,069,627	0.4%
	Gaming & Leisure Properties, Inc.	1,220,934	52,170,510	0.8%
	Healthcare Realty Trust, Inc., Class A	1,653,260	23,525,890	0.3%
	Healthpeak Properties, Inc.	3,115,963	57,988,075	0.8%
	Host Hotels & Resorts, Inc.	3,074,595	58,017,608	0.8%
	Invitation Homes, Inc.	2,717,137	92,926,085	1.4%
	Iron Mountain, Inc.	1,289,294	99,946,071	1.5%
	Kimco Realty Corp.	2,951,692	54,990,024	0.8%
	Kite Realty Group Trust	937,588	20,439,418	0.3%
	Lamar Advertising Co., Class A	383,949	44,480,492	0.7%
	Mid-America Apartment Communities, Inc.	506,321	65,821,730	1.0%
	NNN REIT, Inc.	787,192	31,904,892	0.5%
#	Omega Healthcare Investors, Inc.	1,053,654	32,041,618	0.5%
	Prologis, Inc.	4,100,576	418,463,781	6.1%
	Public Storage	699,804	181,564,148	2.7%
	Realty Income Corp.	3,402,840	182,188,045	2.7%
	Regency Centers Corp.	765,174	45,313,604	0.7%
	Rexford Industrial Realty, Inc.	966,928	41,394,188	0.6%
	Ryman Hospitality Properties, Inc.	246,681	26,019,912	0.4%
	SBA Communications Corp.	473,148	88,062,306	1.3%
	Simon Property Group, Inc.	1,438,243	202,116,289	3.0%
	STAG Industrial, Inc.	787,311	27,075,625	0.4%
	Sun Communities, Inc.	546,928	60,884,025	0.9%
#	Terreno Realty Corp.	389,497	21,169,162	0.3%
	UDR, Inc.	1,359,216	51,758,945	0.8%
	Ventas, Inc.	1,771,326	78,434,315	1.1%
	VICI Properties, Inc.	4,620,464	131,914,247	1.9%
	Welltower, Inc.	2,304,870	219,608,014	3.2%
#	WP Carey, Inc.	954,768	52,359,477	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$552,645,726	7.8%

TOTAL UNITED STATES		4,959,989,622	72.5%

TOTAL COMMON STOCKS		4,959,989,622	72.5%

		Value†
AFFILIATED INVESTMENT COMPANY — (26.3%)
DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	521,719,930	1,815,585,358	26.5%

TOTAL INVESTMENT SECURITIES (Cost $7,028,762,841)		6,775,574,980

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	12,093,627	139,899,074	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $7,168,663,634)		$6,915,474,054	101.0%

As of April 30, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	215	06/21/24	$55,331,884	$54,470,250	$(861,634)

Total Futures Contracts			$55,331,884	$54,470,250	$(861,634)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,959,989,622	—	—	$4,959,989,622
Affiliated Investment Company	1,815,585,358	—	—	1,815,585,358
Securities Lending Collateral	—	$139,899,074	—	139,899,074

Total Investments in Securities	$6,775,574,980	$139,899,074	—	$6,915,474,054

Financial Instruments
Liabilities
Futures Contracts**	(861,634)	—	—	(861,634)

Total Financial Instruments	$(861,634)	—	—	$(861,634)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.1%)
* Sandfire Resources Ltd.	7,736,107	$46,594,719	0.4%
Other Securities		641,275,830	5.7%

TOTAL AUSTRALIA		687,870,549	6.1%

AUSTRIA — (0.8%)
Other Securities		87,406,421	0.8%

BELGIUM — (1.3%)
Ackermans & van Haaren NV	304,209	52,289,631	0.5%
Bekaert SA	841,379	42,099,012	0.4%
Other Securities		52,586,988	0.4%

TOTAL BELGIUM		146,975,631	1.3%

CANADA — (11.5%)
Alamos Gold, Inc., Class A	6,162,499	90,648,026	0.8%
Canadian Western Bank	1,865,596	35,790,063	0.3%
Celestica, Inc.	1,751,611	75,846,099	0.7%
Crescent Point Energy Corp.	6,012,475	53,021,063	0.5%
Crescent Point Energy Corp.	4,550,385	40,088,892	0.4%
Linamar Corp.	951,381	44,802,986	0.4%
* MEG Energy Corp.	2,853,514	64,899,229	0.6%
# Whitecap Resources, Inc.	6,745,528	51,155,566	0.5%
Other Securities		841,952,351	7.4%

TOTAL CANADA		1,298,204,275	11.6%

CHINA — (0.2%)
Other Securities		17,221,494	0.2%

DENMARK — (3.2%)
Jyske Bank AS	1,008,438	81,592,511	0.7%
Sydbank AS	1,462,751	74,380,112	0.7%
Other Securities		207,130,204	1.8%

TOTAL DENMARK		363,102,827	3.2%

FINLAND — (2.0%)
Cargotec OYJ, Class B	647,132	51,039,313	0.5%
Kemira OYJ	2,743,648	59,744,961	0.5%
Other Securities		116,158,310	1.0%

TOTAL FINLAND		226,942,584	2.0%

FRANCE — (4.4%)
Elis SA	2,934,769	65,889,592	0.6%
Rexel SA	2,297,104	59,540,572	0.5%
SCOR SE	1,888,097	61,604,338	0.6%
Other Securities		314,299,170	2.8%

TOTAL FRANCE		501,333,672	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (4.1%)
	K&S AG	2,659,889	$39,791,790	0.4%
	KION Group AG	856,212	39,461,009	0.4%
	Other Securities		386,288,828	3.4%

	TOTAL GERMANY		465,541,627	4.2%

	HONG KONG — (1.8%)
	Other Securities		199,329,609	1.8%

	IRELAND — (0.2%)
	Other Securities		21,617,638	0.2%

	ISRAEL — (0.8%)
	Other Securities		87,481,526	0.8%

	ITALY — (6.0%)
	Banca Popolare di Sondrio SpA	8,486,970	70,906,605	0.6%
	Banco BPM SpA	8,898,965	58,427,399	0.5%
	BPER Banca SpA	15,116,711	78,504,065	0.7%
	Buzzi SpA	1,650,487	59,467,589	0.5%
	Leonardo SpA	4,403,984	101,212,574	0.9%
	Unipol Gruppo SpA	5,772,454	51,748,331	0.5%
	Other Securities		255,378,082	2.3%

	TOTAL ITALY		675,644,645	6.0%

	JAPAN — (26.1%)
	Other Securities		2,955,420,741	26.4%

	NETHERLANDS — (2.4%)
	ASR Nederland NV	1,574,912	78,807,795	0.7%
	SBM Offshore NV	3,171,882	46,860,126	0.4%
#Ω	Signify NV	1,837,233	50,104,026	0.5%
	Other Securities		101,382,925	0.9%

	TOTAL NETHERLANDS		277,154,872	2.5%

	NEW ZEALAND — (0.1%)
	Other Securities		15,778,655	0.1%

	NORWAY — (0.8%)
	Other Securities		93,088,166	0.8%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	115,014,573	40,157,292	0.3%
	Other Security		10,243,481	0.1%

	TOTAL PORTUGAL		50,400,773	0.4%

	SINGAPORE — (0.6%)
	Other Securities		69,793,422	0.6%

	SPAIN — (3.6%)
	Banco de Sabadell SA	91,690,361	175,147,259	1.6%
	Bankinter SA	8,759,595	69,237,241	0.6%
	Mapfre SA	16,439,117	39,660,452	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$119,564,228	1.0%

TOTAL SPAIN		403,609,180	3.6%

SWEDEN — (2.4%)
Other Securities		267,140,769	2.4%

SWITZERLAND — (6.2%)
Adecco Group AG	1,672,213	58,498,124	0.5%
Baloise Holding AG	350,114	52,906,723	0.5%
Helvetia Holding AG	613,525	80,252,458	0.7%
Mobimo Holding AG	130,204	36,449,748	0.3%
Siegfried Holding AG	58,589	55,986,615	0.5%
Swiss Prime Site AG	675,650	62,384,675	0.6%
Other Securities		349,814,523	3.1%

TOTAL SWITZERLAND		696,292,866	6.2%

UNITED KINGDOM — (12.1%)
Balfour Beatty PLC	8,689,209	39,405,388	0.4%
Bank of Georgia Group PLC	848,250	56,798,011	0.5%
Bellway PLC	2,050,891	64,450,830	0.6%
Centamin PLC	23,575,846	35,601,240	0.3%
Grafton Group PLC	5,225,428	61,462,676	0.6%
Marks & Spencer Group PLC	20,707,109	65,971,644	0.6%
Paragon Banking Group PLC	6,508,032	58,039,334	0.5%
Redrow PLC	6,430,388	51,699,993	0.5%
Travis Perkins PLC	3,974,082	37,198,624	0.3%
Vesuvius PLC	6,360,528	37,977,181	0.3%
Vistry Group PLC	5,627,213	83,590,075	0.8%
Other Securities		776,306,169	6.8%

TOTAL UNITED KINGDOM		1,368,501,165	12.2%

UNITED STATES — (0.0%)
Other Securities		2,886,237	0.0%

TOTAL COMMON STOCKS		10,978,739,344	97.9%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		13,740,032	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,916,472,691)		10,992,479,376

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	26,912,556	311,324,449	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,227,798,825)		$11,303,803,825	100.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	429	06/21/24	$111,448,086	$108,687,150	$(2,760,936)

Total Futures Contracts			$111,448,086	$108,687,150	$(2,760,936)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$687,769,441	$101,108		$687,870,549
Austria	$7,643	87,398,778	—		87,406,421
Belgium	1,073,305	145,902,326	—		146,975,631
Canada	1,297,778,354	425,921	—		1,298,204,275
China	16,776,206	445,288	—		17,221,494
Denmark	—	363,102,827	—		363,102,827
Finland	—	226,942,584	—		226,942,584
France	—	501,333,672	—		501,333,672
Germany	—	465,541,627	—		465,541,627
Hong Kong	—	199,164,554	165,055		199,329,609
Ireland	—	21,617,638	—		21,617,638
Israel	119,927	87,361,599	—		87,481,526
Italy	—	675,644,645	—		675,644,645
Japan	1,956,761	2,953,463,980	—		2,955,420,741
Netherlands	—	277,154,872	—		277,154,872
New Zealand	—	15,778,655	—		15,778,655
Norway	—	93,088,166	—		93,088,166
Portugal	—	50,400,773	—		50,400,773
Singapore	—	69,793,422	—		69,793,422
Spain	—	403,609,180	—		403,609,180
Sweden	654,172	266,486,597	—		267,140,769
Switzerland	—	696,292,866	—		696,292,866
United Kingdom	—	1,368,501,165	—		1,368,501,165
United States	—	2,886,237	—		2,886,237
Preferred Stocks
Germany	—	13,740,032	—		13,740,032
Securities Lending Collateral	—	311,324,449	—		311,324,449

Total Investments in Securities	$1,318,366,368	$9,985,171,294	$266,163	<>	$11,303,803,825

Financial Instruments
Liabilities
Futures Contracts**	(2,760,936)	—	—		(2,760,936)

Total Financial Instruments	$(2,760,936)	—	—		$(2,760,936)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.2%)
Santos Ltd.	1,745,460	$8,565,607	0.3%
Other Securities		209,076,189	6.0%

TOTAL AUSTRALIA		217,641,796	6.3%

AUSTRIA — (0.6%)
Other Securities		21,532,076	0.6%

BELGIUM — (1.5%)
KBC Group NV	121,871	9,053,085	0.3%
* Syensqo SA	72,824	6,750,175	0.2%
Other Securities		36,413,479	1.0%

TOTAL BELGIUM		52,216,739	1.5%

CANADA — (10.1%)
ARC Resources Ltd.	320,794	5,809,310	0.2%
Fairfax Financial Holdings Ltd.	11,497	12,499,673	0.4%
Teck Resources Ltd., Class B	254,468	12,517,281	0.4%
Other Securities		326,231,785	9.4%

TOTAL CANADA		357,058,049	10.4%

CHINA — (0.0%)
Other Securities		1,707,161	0.0%

CZECH REPUBLIC — (0.0%)
Other Security		22,546	0.0%

DENMARK — (2.9%)
Novo Nordisk AS, Class B	95,182	12,206,349	0.4%
Pandora AS	48,744	7,418,831	0.2%
Other Securities		83,594,530	2.4%

TOTAL DENMARK		103,219,710	3.0%

FINLAND — (1.5%)
Other Securities		54,389,292	1.6%

FRANCE — (7.3%)
BNP Paribas SA	94,067	6,769,236	0.2%
# Bouygues SA	182,855	6,739,174	0.2%
Cie Generale des Etablissements Michelin SCA	286,751	11,016,585	0.3%
Orange SA	1,286,762	14,322,025	0.4%
Rexel SA	244,826	6,345,851	0.2%
TotalEnergies SE	414,973	30,126,524	0.9%
Other Securities		181,944,101	5.3%

TOTAL FRANCE		257,263,496	7.5%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.0%)
Allianz SE	21,119	$5,993,256	0.2%
Bayer AG	419,390	12,233,894	0.4%
Bayerische Motoren Werke AG	63,468	6,914,794	0.2%
Commerzbank AG	422,764	6,283,174	0.2%
Heidelberg Materials AG	74,417	7,489,004	0.2%
Mercedes-Benz Group AG	130,272	9,853,890	0.3%
Rheinmetall AG	10,704	5,898,384	0.2%
Other Securities		157,496,371	4.5%

TOTAL GERMANY		212,162,767	6.2%

HONG KONG — (1.6%)
Other Securities		56,979,025	1.7%

IRELAND — (0.7%)
Bank of Ireland Group PLC	642,405	6,854,092	0.2%
Other Securities		16,436,236	0.5%

TOTAL IRELAND		23,290,328	0.7%

ISRAEL — (0.8%)
Other Securities		29,189,291	0.8%

ITALY — (3.0%)
Banco BPM SpA	1,560,523	10,245,832	0.3%
Leonardo SpA	276,617	6,357,225	0.2%
Other Securities		88,581,716	2.6%

TOTAL ITALY		105,184,773	3.1%

JAPAN — (22.8%)
ENEOS Holdings, Inc.	1,351,570	6,244,539	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	11,126,829	0.3%
Sumitomo Mitsui Financial Group, Inc.	104,441	5,932,643	0.2%
Toyota Motor Corp.	430,090	9,809,740	0.3%
Other Securities		771,720,986	22.5%

TOTAL JAPAN.		804,834,737	23.5%

NETHERLANDS — (3.4%)
Aegon Ltd.	1,301,517	8,105,648	0.2%
ASML Holding NV	7,716	6,731,691	0.2%
ASR Nederland NV	149,446	7,478,202	0.2%
BE Semiconductor Industries NV	44,264	5,872,683	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,721,596	0.3%
Other Securities		80,480,525	2.4%

TOTAL NETHERLANDS		118,390,345	3.5%

NEW ZEALAND — (0.3%)
Other Securities		10,363,872	0.3%

NORWAY — (0.9%)
Other Securities		32,900,856	1.0%

PORTUGAL — (0.4%)
Other Securities		13,730,572	0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$31,271,133	0.9%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	638,886	6,908,895	0.2%
Banco de Sabadell SA	4,364,413	8,336,918	0.3%
# Banco Santander SA	1,197,094	5,824,619	0.2%
Repsol SA	653,694	10,260,432	0.3%
Other Securities		49,392,552	1.4%

TOTAL SPAIN		80,723,416	2.4%

SWEDEN — (2.6%)
Other Securities		91,751,058	2.7%

SWITZERLAND — (7.1%)
Holcim AG	86,588	7,248,082	0.2%
Julius Baer Group Ltd	113,461	6,088,130	0.2%
Nestle SA	75,697	7,599,991	0.2%
Novartis AG, Sponsored ADR	91,541	8,891,377	0.3%
Swiss Life Holding AG	10,474	7,067,390	0.2%
Swiss Re AG	133,697	14,533,581	0.4%
Swisscom AG	14,020	7,691,464	0.2%
Other Securities		190,849,445	5.6%

TOTAL SWITZERLAND		249,969,460	7.3%

UNITED KINGDOM — (11.7%)
3i Group PLC	177,326	6,335,404	0.2%
# Barclays PLC, Sponsored ADR	626,038	6,410,629	0.2%
BP PLC	1,487,940	9,590,721	0.3%
HSBC Holdings PLC, Sponsored ADR	318,921	13,898,577	0.4%
Lloyds Banking Group PLC	11,033,128	7,120,590	0.2%
Shell PLC	153,886	5,470,431	0.2%
Shell PLC, ADR	404,410	28,980,021	0.9%
Other Securities		336,660,657	9.7%

TOTAL UNITED KINGDOM		414,467,030	12.1%

UNITED STATES — (0.1%)
Other Securities		4,505,096	0.1%

TOTAL COMMON STOCKS		3,344,764,624	97.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,820,562	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,094	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,508,792,023)		3,358,587,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	14,874,702	$172,070,557	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,680,863,989)		$3,530,657,837	103.0%

As of April 30, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	06/21/24	$28,490,167	$27,615,150	$(875,017)

Total Futures Contracts			$28,490,167	$27,615,150	$(875,017)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,029,041	$215,574,075	$38,680	$217,641,796
Austria	—	21,532,076	—	21,532,076
Belgium	1,520,080	50,696,659	—	52,216,739
Canada	356,234,804	823,245	—	357,058,049
China	1,393,220	313,941	—	1,707,161
Czech Republic	—	22,546	—	22,546
Denmark	52,623	103,167,087	—	103,219,710
Finland	—	54,389,292	—	54,389,292
France	286,551	256,976,945	—	257,263,496
Germany	5,876,308	206,286,459	—	212,162,767
Hong Kong	—	56,947,342	31,683	56,979,025
Ireland.	—	23,290,328	—	23,290,328
Israel	1,339,085	27,850,206	—	29,189,291
Italy	1,991,513	103,193,260	—	105,184,773
Japan	11,403,706	793,431,031	—	804,834,737
Netherlands	13,694,906	104,695,439	—	118,390,345
New Zealand	9,834	10,354,038	—	10,363,872
Norway	112,418	32,788,438	—	32,900,856
Portugal	—	13,730,572	—	13,730,572
Singapore	—	31,113,788	157,345	31,271,133
Spain	523,147	80,200,269	—	80,723,416
Sweden	65,622	91,685,436	—	91,751,058
Switzerland	20,231,104	229,738,356	—	249,969,460
United Kingdom	60,616,814	353,850,216	—	414,467,030
United States	1,298,798	3,206,298	—	4,505,096

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$13,820,562	—		$13,820,562
Rights/Warrants
Australia	—	2,094	—		2,094
Securities Lending Collateral	—	172,070,557	—		172,070,557

Total Investments in Securities	$478,679,574	$3,051,750,555	$227,708	<>	$3,530,657,837

Financial Instruments
Liabilities
Futures Contracts**	$(875,017)	—	—		(875,017)

Total Financial Instruments	$(875,017)	—	—		$(875,017)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.4%)
BHP Group Ltd., Class DI	172,250	$4,724,148	0.3%
BHP Group Ltd., Class DI	242,244	6,690,665	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	24,259,147	1.5%
Wesfarmers Ltd	210,230	9,006,091	0.6%
Other Securities		61,624,283	3.9%

TOTAL AUSTRALIA		106,304,334	6.7%

AUSTRIA — (0.2%)
Other Securities		2,794,308	0.2%

BELGIUM — (0.6%)
Other Securities		9,885,430	0.6%

CANADA — (9.7%)
Alimentation Couche-Tard, Inc.	171,094	9,482,782	0.6%
Canadian National Railway Co.	66,754	8,102,223	0.5%
Canadian Natural Resources Ltd.	228,942	17,358,382	1.1%
Constellation Software, Inc.	4,241	10,918,746	0.7%
Suncor Energy, Inc.	311,402	11,892,442	0.8%
Other Securities		103,106,003	6.4%

TOTAL CANADA		160,860,578	10.1%

DENMARK — (4.1%)
Novo Nordisk AS, Class B	482,065	61,821,073	3.9%
Other Securities		6,179,312	0.4%

TOTAL DENMARK		68,000,385	4.3%

FINLAND — (0.8%)
Other Securities		14,237,845	0.9%

FRANCE — (10.1%)
Airbus SE	115,275	18,969,393	1.2%
Hermes International SCA	6,104	14,612,916	0.9%
LVMH Moet Hennessy Louis Vuitton SE	69,704	57,257,376	3.6%
Orange SA	727,420	8,096,390	0.5%
# TotalEnergies SE	636,758	46,227,840	2.9%
Other Securities		22,976,744	1.5%

TOTAL FRANCE		168,140,659	10.6%

GERMANY — (5.8%)
Deutsche Post AG	219,519	9,191,245	0.6%
Deutsche Telekom AG	866,133	19,839,264	1.2%
Mercedes-Benz Group AG	155,191	11,738,785	0.7%
Rheinmetall AG	17,613	9,705,553	0.6%
Other Securities		45,822,400	3.0%

TOTAL GERMANY		96,297,247	6.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.5%)
Other Securities		$25,559,984	1.6%

IRELAND — (0.4%)
Other Securities		6,973,516	0.4%

ISRAEL — (0.3%)
Other Securities		5,276,053	0.3%

ITALY — (2.3%)
Enel SpA	1,169,593	7,687,081	0.5%
Eni SpA	496,029	7,967,063	0.5%
Ferrari NV	18,243	7,583,615	0.5%
# Stellantis NV	471,174	10,425,430	0.6%
Other Securities		4,043,607	0.3%

TOTAL ITALY		37,706,796	2.4%

JAPAN — (20.2%)
Fast Retailing Co. Ltd.	32,300	8,445,449	0.5%
Hitachi Ltd.	209,400	19,319,384	1.2%
KDDI Corp.	445,500	12,362,080	0.8%
Nintendo Co. Ltd.	220,400	10,748,681	0.7%
Recruit Holdings Co. Ltd.	267,200	11,507,598	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	13,490,066	0.9%
SoftBank Corp.	652,400	7,869,044	0.5%
Sony Group Corp.	328,700	27,167,494	1.7%
Tokyo Electron Ltd.	80,300	17,613,463	1.1%
Other Securities		208,633,700	13.1%

TOTAL JAPAN		337,156,959	21.2%

NETHERLANDS — (5.0%)
ASML Holding NV	25,123	21,882,452	1.4%
ASML Holding NV	56,796	49,552,806	3.1%
Wolters Kluwer NV	54,773	8,199,873	0.5%
Other Securities		4,282,287	0.3%

TOTAL NETHERLANDS		83,917,418	5.3%

NEW ZEALAND — (0.3%)
Other Securities		4,449,876	0.3%

NORWAY — (0.6%)
Other Securities		9,874,781	0.6%

PORTUGAL — (0.2%)
Other Securities		2,971,782	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	424,993	10,819,218	0.7%
Other Securities		7,257,093	0.4%

TOTAL SINGAPORE		18,076,311	1.1%

SPAIN — (2.2%)
# Industria de Diseno Textil SA	167,352	7,619,694	0.5%
Repsol SA	493,991	7,753,721	0.5%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Telefonica SA	1,969,495	$8,822,541	0.6%
Other Securities		13,038,201	0.8%

TOTAL SPAIN		37,234,157	2.4%

SWEDEN — (2.6%)
Atlas Copco AB, Class A	530,564	9,293,403	0.6%
Volvo AB, Class B	410,093	10,438,171	0.7%
Other Securities		24,465,631	1.5%

TOTAL SWEDEN		44,197,205	2.8%

SWITZERLAND — (7.1%)
Nestle SA	373,872	37,536,808	2.4%
Partners Group Holding AG	7,501	9,650,532	0.6%
Roche Holding AG	7,170	1,886,129	0.1%
Roche Holding AG	167,805	40,208,460	2.5%
Other Securities		29,185,221	1.9%

TOTAL SWITZERLAND		118,467,150	7.5%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	16,305,002	1.0%
BP PLC	165,519	1,066,875	0.1%
BP PLC, Sponsored ADR	725,548	28,129,496	1.8%
Diageo PLC	80,730	2,790,002	0.2%
Diageo PLC, Sponsored ADR	100,847	13,933,022	0.9%
Experian PLC	189,224	7,632,151	0.5%
GSK PLC	1,144,717	23,749,338	1.5%
Imperial Brands PLC	492,449	11,252,533	0.7%
# RELX PLC, Sponsored ADR	309,204	12,736,113	0.8%
Unilever PLC	48,760	2,522,394	0.2%
Unilever PLC	62,170	3,215,940	0.2%
Unilever PLC, Sponsored ADR	520,618	26,994,043	1.7%
Other Securities		61,128,574	3.7%

TOTAL UNITED KINGDOM		211,455,483	13.3%

TOTAL COMMON STOCKS		1,569,838,257	98.9%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		7,860,946	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,247,305,294)		1,577,699,203

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	7,597,794	87,891,285	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,335,196,545)		$1,665,590,488	104.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$24,259,147	$82,045,187	—	$106,304,334
Austria	—	2,794,308	—	2,794,308
Belgium	—	9,885,430	—	9,885,430
Canada	160,860,578	—	—	160,860,578
Denmark	—	68,000,385	—	68,000,385
Finland	—	14,237,845	—	14,237,845
France	2,469,296	165,671,363	—	168,140,659
Germany	—	96,297,247	—	96,297,247
Hong Kong	—	25,559,984	—	25,559,984
Ireland	—	6,973,516	—	6,973,516
Israel	136,608	5,139,445	—	5,276,053
Italy	7,583,615	30,123,181	—	37,706,796
Japan	—	337,156,959	—	337,156,959
Netherlands	49,552,806	34,364,612	—	83,917,418
New Zealand	—	4,449,876	—	4,449,876
Norway	—	9,874,781	—	9,874,781
Portugal	—	2,971,782	—	2,971,782
Singapore	—	18,076,311	—	18,076,311
Spain	—	37,234,157	—	37,234,157
Sweden	—	44,197,205	—	44,197,205
Switzerland	—	118,467,150	—	118,467,150
United Kingdom	87,013,749	124,441,734	—	211,455,483
Preferred Stocks
Germany	—	7,860,946	—	7,860,946
Securities Lending Collateral	—	87,891,285	—	87,891,285

Total Investments in Securities	$331,875,799	$1,333,714,689	—	$1,665,590,488

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$165,550,602
Investment in Dimensional Emerging Markets Value Fund		82,828,609
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,019,535	22,511,325

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $211,331,369)		$270,890,536

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$270,890,536	—	—	$270,890,536

Total Investments in Securities	$270,890,536	—	—	$270,890,536

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,671,023	0.3%
Commonwealth Bank of Australia	110,937	8,128,302	0.2%
Other Securities		157,162,804	3.9%

TOTAL AUSTRALIA		174,962,129	4.4%

AUSTRIA — (0.3%)
Other Securities		14,144,151	0.4%

BELGIUM — (0.7%)
Other Securities		28,353,424	0.7%

BRAZIL — (1.2%)
Other Securities		50,300,977	1.3%

CANADA — (7.1%)
Bank of Montreal	69,809	6,235,340	0.2%
Canadian Natural Resources Ltd.	119,520	9,062,006	0.2%
Fairfax Financial Holdings Ltd.	6,508	7,075,574	0.2%
Royal Bank of Canada	63,445	6,143,379	0.2%
Suncor Energy, Inc.	200,422	7,654,116	0.2%
Other Securities		254,571,252	6.3%

TOTAL CANADA		290,741,667	7.3%

CHILE — (0.1%)
Other Securities		5,836,074	0.1%

CHINA — (6.9%)
Alibaba Group Holding Ltd.	1,328,600	12,439,762	0.3%
China Construction Bank Corp., Class H	10,334,000	6,686,002	0.2%
Tencent Holdings Ltd.	490,000	21,502,759	0.6%
Other Securities		241,037,376	6.0%

TOTAL CHINA		281,665,899	7.1%

COLOMBIA — (0.0%)
Other Securities		1,517,297	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,473,382	0.0%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	260,349	33,387,727	0.9%
Pandora AS	47,629	7,249,128	0.2%
Other Securities		45,617,074	1.1%

TOTAL DENMARK		86,253,929	2.2%

EGYPT — (0.0%)
Other Securities		296,208	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (0.9%)
Other Securities		$37,595,058	0.9%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,915,519	0.5%
# TotalEnergies SE	387,146	28,106,249	0.7%
# Vinci SA	56,868	6,663,571	0.2%
Other Securities		162,058,347	4.0%

TOTAL FRANCE		214,743,686	5.4%

GERMANY — (4.3%)
Deutsche Telekom AG	522,817	11,975,418	0.3%
Mercedes-Benz Group AG	127,944	9,677,798	0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,531	6,390,858	0.2%
Siemens AG	51,599	9,666,221	0.3%
Other Securities		138,982,395	3.3%

TOTAL GERMANY		176,692,690	4.4%

GREECE — (0.2%)
Other Securities		6,071,204	0.2%

HONG KONG — (1.1%)
Other Securities		45,246,643	1.1%

HUNGARY — (0.1%)
Other Securities		2,673,594	0.1%

INDIA — (6.5%)
HDFC Bank Ltd.	390,512	7,070,231	0.2%
Reliance Industries Ltd.	235,961	8,277,591	0.2%
Tata Motors Ltd.	538,806	6,498,136	0.2%
Other Securities		240,751,021	6.0%

TOTAL INDIA		262,596,979	6.6%

INDONESIA — (0.5%)
Other Securities		21,702,972	0.5%

IRELAND — (0.4%)
Other Securities		16,758,788	0.4%

ISRAEL — (0.6%)
Other Securities		23,232,515	0.6%

ITALY — (2.0%)
Eni SpA	388,066	6,232,995	0.2%
# Stellantis NV	453,110	10,025,737	0.3%
UniCredit SpA	177,795	6,525,853	0.2%
Other Securities		56,604,003	1.3%

TOTAL ITALY		79,388,588	2.0%

JAPAN — (14.8%)
Hitachi Ltd.	89,500	8,257,330	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	6,797,626	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$8,595,739	0.2%
Tokyo Electron Ltd.	30,000	6,580,372	0.2%
Toyota Motor Corp.	1,138,615	25,970,186	0.7%
Other Securities		544,848,883	13.6%

TOTAL JAPAN		601,050,136	15.1%

KUWAIT — (0.2%)
Other Securities		7,014,499	0.2%

MALAYSIA — (0.5%)
Other Securities		20,289,932	0.5%

MEXICO — (0.7%)
Other Securities		30,127,780	0.8%

NETHERLANDS — (2.3%)
ASML Holding NV	20,610	17,981,607	0.5%
Wolters Kluwer NV	49,154	7,358,672	0.2%
Other Securities		69,872,955	1.7%

TOTAL NETHERLANDS		95,213,234	2.4%

NEW ZEALAND — (0.2%)
Other Securities		8,034,730	0.2%

NORWAY — (0.6%)
Other Securities		23,654,078	0.6%

PERU — (0.0%)
Other Securities		355,245	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,113,140	0.2%

POLAND — (0.4%)
Other Securities		14,366,421	0.4%

PORTUGAL — (0.2%)
Other Securities		9,201,707	0.2%

QATAR — (0.2%)
Other Securities		9,888,097	0.3%

RUSSIA — (0.0%)
Other Securities		181,230	0.0%

SAUDI ARABIA — (1.0%)
Other Securities		38,843,995	1.0%

SINGAPORE — (0.7%)
Other Securities		27,624,779	0.7%

SOUTH AFRICA — (0.9%)
Other Securities		37,248,330	0.9%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.0%)
Samsung Electronics Co. Ltd.	574,855	$31,954,257	0.8%
Other Securities		129,026,097	3.3%

TOTAL SOUTH KOREA		160,980,354	4.1%

SPAIN — (1.7%)
Banco Bilbao Vizcaya Argentaria SA	764,346	8,265,614	0.2%
Repsol SA	395,910	6,214,234	0.2%
Other Securities		52,703,593	1.3%

TOTAL SPAIN		67,183,441	1.7%

SWEDEN — (1.9%)
Other Securities		75,671,737	1.9%

SWITZERLAND — (4.9%)
ABB Ltd.	147,462	7,164,948	0.2%
Nestle SA	196,847	19,763,470	0.5%
Novartis AG	88,289	8,569,107	0.2%
Novartis AG, Sponsored ADR	65,041	6,317,432	0.2%
Roche Holding AG	58,789	14,086,679	0.4%
Other Securities		142,875,199	3.5%

TOTAL SWITZERLAND		198,776,835	5.0%

TAIWAN — (5.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	28,014,193	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	17,767,538	0.5%
Other Securities		193,605,367	4.8%

TOTAL TAIWAN		239,387,098	6.0%

THAILAND — (0.5%)
Other Securities		20,801,392	0.5%

TURKEY — (0.3%)
Other Securities		12,499,856	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		21,863,318	0.6%

UNITED KINGDOM — (8.5%)
3i Group PLC	173,852	6,211,287	0.2%
AstraZeneca PLC	47,070	7,119,284	0.2%
AstraZeneca PLC, Sponsored ADR	92,295	7,003,345	0.2%
BP PLC, Sponsored ADR	396,055	15,355,052	0.4%
Glencore PLC	1,575,387	9,166,484	0.2%
HSBC Holdings PLC, Sponsored ADR	229,718	10,011,110	0.3%
Shell PLC, ADR	433,805	31,086,466	0.8%
Other Securities		258,369,556	6.4%

TOTAL UNITED KINGDOM		344,322,584	8.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.2%)
Other Securities		$6,658,019	0.2%

TOTAL COMMON STOCKS		3,901,599,821	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA, 8.432%	801,184	6,483,409	0.2%
Other Securities		6,831,321	0.2%

TOTAL BRAZIL		13,314,730	0.4%

CHILE — (0.0%)
Other Security		246,546	0.0%

COLOMBIA — (0.0%)
Other Securities		66,018	0.0%

GERMANY — (0.3%)
Other Securities		11,692,243	0.3%

INDIA — (0.0%)
Other Security		25	0.0%

PHILIPPINES — (0.0%)
Other Security		29,580	0.0%

TOTAL PREFERRED STOCKS		25,349,142	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		908	0.0%

BRAZIL — (0.0%)
Other Securities		383	0.0%

INDIA — (0.0%)
Other Security		7,143	0.0%

TAIWAN — (0.0%)
Other Securities		1,066	0.0%

THAILAND — (0.0%)
Other Securities		138	0.0%

TOTAL RIGHTS/WARRANTS		9,638	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,125,215,443)		3,926,958,601

		Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,463,723	144,180,345	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,269,396,223)		$4,071,138,946	102.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/21/24	$32,676,389	$31,668,750	$(1,007,639)

Total Futures Contracts			$32,676,389	$31,668,750	$(1,007,639)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,272,115	$168,666,625	$23,389	$174,962,129
Austria	—	14,144,151	—	14,144,151
Belgium	481,181	27,872,243	—	28,353,424
Brazil	49,517,732	783,245	—	50,300,977
Canada	290,189,983	551,684	—	290,741,667
Chile	802,564	5,033,510	—	5,836,074
China	17,927,221	262,709,806	1,028,872	281,665,899
Colombia	1,462,378	54,919	—	1,517,297
Czech Republic	—	1,473,382	—	1,473,382
Denmark	65,391	86,188,538	—	86,253,929
Egypt	86,589	209,619	—	296,208
Finland	454,794	37,140,264	—	37,595,058
France	2,946,772	211,796,914	—	214,743,686
Germany	475,360	176,217,330	—	176,692,690
Greece	68,271	6,002,933	—	6,071,204
Hong Kong	—	45,226,974	19,669	45,246,643
Hungary	—	2,673,594	—	2,673,594
India	3,878,262	258,514,338	204,379	262,596,979
Indonesia	116,700	21,551,627	34,645	21,702,972
Ireland	—	16,758,788	—	16,758,788
Israel	1,425,346	21,807,169	—	23,232,515
Italy	81,452	79,307,136	—	79,388,588
Japan	1,844,020	599,206,116	—	601,050,136
Kuwait	6,122,201	892,298	—	7,014,499
Malaysia	1,854	20,288,078	—	20,289,932
Mexico	30,048,961	78,819	—	30,127,780
Netherlands	20,511,150	74,702,084	—	95,213,234
New Zealand	—	8,034,730	—	8,034,730
Norway	215,647	23,438,431	—	23,654,078
Peru	355,245	—	—	355,245
Philippines	19,926	8,093,214	—	8,113,140
Poland	—	14,366,421	—	14,366,421
Portugal	—	9,201,707	—	9,201,707
Qatar	—	9,888,097	—	9,888,097
Russia	—	—	181,230	181,230
Saudi Arabia	42,153	38,801,842	—	38,843,995
Singapore	—	27,562,773	62,006	27,624,779
South Africa	2,549,893	34,698,437	—	37,248,330
South Korea	672,288	160,111,742	196,324	160,980,354

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Spain	$499,196	$66,684,245	—		$67,183,441
Sweden	35,358	75,636,379	—		75,671,737
Switzerland	13,788,097	184,988,738	—		198,776,835
Taiwan	17,895,752	221,487,184	$4,162		239,387,098
Thailand	19,092,149	1,709,243	—		20,801,392
Turkey	—	12,499,856	—		12,499,856
United Arab Emirates	112,609	21,750,709	—		21,863,318
United Kingdom	90,350,650	253,971,934	—		344,322,584
United States	4,413,007	2,245,012	—		6,658,019
Preferred Stocks
Brazil	13,258,754	55,976	—		13,314,730
Chile	—	246,546	—		246,546
Colombia	66,018	—	—		66,018
Germany	—	11,692,243	—		11,692,243
India	—	25	—		25
Philippines	—	29,580	—		29,580
Rights/Warrants
Australia	—	908	—		908
Brazil	—	383	—		383
India	—	7,143	—		7,143
Taiwan	—	1,066	—		1,066
Thailand	—	138	—		138
Securities Lending Collateral	—	144,180,345	—		144,180,345

Total Investments in Securities	$598,147,039	$3,471,237,231	$1,754,676	<>	$4,071,138,946

Financial Instruments
Liabilities
Futures Contracts**	(1,007,639)	—	—		(1,007,639)

Total Financial Instruments	$(1,007,639)	—	—		$(1,007,639)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.9%)
BlueScope Steel Ltd.	105,930	$1,546,093	0.2%
Other Securities		33,599,099	4.7%

TOTAL AUSTRALIA		35,145,192	4.9%

AUSTRIA — (0.5%)
Other Securities		3,765,113	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,408,455	0.3%
Other Securities		5,723,216	0.8%

TOTAL BELGIUM		8,131,671	1.1%

BRAZIL — (1.1%)
Other Securities		7,859,735	1.1%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,641	1,568,649	0.2%
AltaGas Ltd.	73,260	1,606,063	0.2%
ARC Resources Ltd.	157,602	2,854,041	0.4%
iA Financial Corp., Inc.	29,944	1,815,368	0.3%
Lundin Mining Corp.	177,526	2,027,174	0.3%
* MEG Energy Corp.	78,509	1,785,579	0.3%
Other Securities		44,769,955	6.2%

TOTAL CANADA		56,426,829	7.9%

CHILE — (0.1%)
Other Securities		748,241	0.1%

CHINA — (5.2%)
Other Securities		38,028,419	5.3%

COLOMBIA — (0.0%)
Other Securities		156,568	0.0%

DENMARK — (2.2%)
Jyske Bank AS	18,173	1,470,374	0.2%
* NKT AS	19,205	1,593,138	0.2%
Ringkjoebing Landbobank AS	9,222	1,549,899	0.2%
Other Securities		11,625,910	1.7%

TOTAL DENMARK		16,239,321	2.3%

FINLAND — (1.8%)
Stora Enso OYJ, Class R	124,293	1,655,661	0.2%
Wartsila OYJ Abp	106,918	1,972,376	0.3%
Other Securities		9,209,788	1.3%

TOTAL FINLAND		12,837,825	1.8%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (4.3%)
	Arkema SA	14,903	$1,537,792	0.2%
	Bouygues SA	51,932	1,913,969	0.3%
	Carrefour SA	124,412	2,093,011	0.3%
	Eiffage SA	20,030	2,137,170	0.3%
	Renault SA	55,113	2,729,930	0.4%
	Vivendi SE	175,700	1,787,517	0.3%
	Other Securities		19,043,044	2.6%

	TOTAL FRANCE		31,242,433	4.4%

	GERMANY — (3.7%)
*Ω	Covestro AG	52,883	2,648,579	0.4%
	Fresenius Medical Care AG	47,923	2,017,688	0.3%
	Other Securities		22,093,782	3.1%

	TOTAL GERMANY		26,760,049	3.8%

	GREECE — (0.1%)
	Other Securities		972,050	0.1%

	HONG KONG — (1.3%)
	Other Securities		9,170,772	1.3%

	HUNGARY — (0.0%)
	Other Securities		262,533	0.0%

	INDIA — (6.8%)
	Other Securities		49,258,922	6.9%

	INDONESIA — (0.5%)
	Other Securities		3,704,678	0.5%

	IRELAND — (0.9%)
	AIB Group PLC	320,177	1,657,292	0.2%
	Bank of Ireland Group PLC	330,642	3,527,758	0.5%
	Other Securities		934,853	0.2%

	TOTAL IRELAND		6,119,903	0.9%

	ISRAEL — (0.7%)
	Other Securities		4,804,568	0.7%

	ITALY — (3.1%)
	Banco BPM SpA	394,306	2,588,874	0.4%
	BPER Banca SpA	292,670	1,519,893	0.2%
	Leonardo SpA	105,578	2,426,399	0.4%
	Mediobanca Banca di Credito Finanziario SpA	144,530	2,053,497	0.3%
	Other Securities		13,780,237	1.8%

	TOTAL ITALY		22,368,900	3.1%

	JAPAN — (16.1%)
	Other Securities		116,932,315	16.4%

	KUWAIT — (0.1%)
	Other Securities		869,856	0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	MALAYSIA — (0.5%)
	Other Securities		$3,916,942	0.5%

	MEXICO — (0.8%)
	Other Securities		5,571,384	0.8%

	NETHERLANDS — (2.3%)
Ω	ABN AMRO Bank NV, GDR	112,128	1,796,129	0.3%
	Aegon Ltd.	419,896	2,615,048	0.4%
	ASR Nederland NV	41,960	2,099,657	0.3%
	NN Group NV	43,448	2,004,294	0.3%
	Other Securities		8,392,912	1.1%

	TOTAL NETHERLANDS		16,908,040	2.4%

	NEW ZEALAND — (0.2%)
	Other Securities		1,095,708	0.2%

	NORWAY — (0.6%)
	Other Securities		4,314,994	0.6%

	PHILIPPINES — (0.2%)
	Other Securities		1,140,242	0.2%

	POLAND — (0.3%)
	Other Securities		2,004,905	0.3%

	PORTUGAL — (0.4%)
	Other Securities		2,641,344	0.4%

	QATAR — (0.2%)
	Other Securities		1,558,571	0.2%

	SAUDI ARABIA — (1.2%)
	Other Securities		8,946,625	1.3%

	SINGAPORE — (0.7%)
	Other Securities		4,980,808	0.7%

	SOUTH AFRICA — (0.8%)
	Other Securities		5,512,459	0.8%

	SOUTH KOREA — (3.3%)
	Other Securities		24,066,420	3.4%

	SPAIN — (1.5%)
	Banco de Sabadell SA	1,583,992	3,025,747	0.4%
	Bankinter SA	197,117	1,558,044	0.2%
	Other Securities		6,155,987	0.9%

	TOTAL SPAIN		10,739,778	1.5%

	SWEDEN — (1.9%)
	Other Securities		13,902,265	2.0%

	SWITZERLAND — (4.1%)
	Adecco Group AG	44,732	1,564,835	0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Baloise Holding AG	13,844	$2,092,006	0.3%
Julius Baer Group Ltd.	45,729	2,453,743	0.4%
* Sandoz Group AG	63,033	2,142,296	0.3%
# Swatch Group AG	7,058	1,482,965	0.2%
Swiss Prime Site AG	16,975	1,567,350	0.2%
Other Securities		18,509,443	2.6%

TOTAL SWITZERLAND		29,812,638	4.2%

TAIWAN — (5.2%)
Other Securities		37,886,473	5.3%

THAILAND — (0.4%)
Other Securities		3,202,597	0.4%

TURKEY — (0.3%)
Other Securities		1,954,472	0.3%

UNITED ARAB EMIRATES — (0.7%)
Emaar Properties PJSC	1,185,965	2,651,931	0.4%
Other Securities		2,453,965	0.3%

TOTAL UNITED ARAB EMIRATES		5,105,896	0.7%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	329,588	1,862,212	0.3%
Centrica PLC	1,664,091	2,656,341	0.4%
DS Smith PLC	416,595	1,814,909	0.3%
J Sainsbury PLC	531,830	1,744,496	0.3%
Kingfisher PLC	587,635	1,810,106	0.3%
Marks & Spencer Group PLC	673,692	2,146,344	0.3%
Mondi PLC	119,950	2,273,220	0.3%
Persimmon PLC	88,805	1,438,022	0.2%
Taylor Wimpey PLC	1,294,937	2,121,913	0.3%
Vistry Group PLC	118,116	1,754,568	0.3%
Other Securities		50,084,716	6.8%

TOTAL UNITED KINGDOM		69,706,847	9.8%

UNITED STATES — (0.0%)
Other Securities		187,950	0.0%

TOTAL COMMON STOCKS		706,963,251	99.2%

PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
Other Securities		1,239,936	0.2%

COLOMBIA — (0.0%)
Other Security		38,749	0.0%

GERMANY — (0.1%)
Other Securities		1,092,686	0.1%

INDIA — (0.0%)
Other Security		18	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,084	0.0%

TOTAL PREFERRED STOCKS		2,383,473	0.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		1,152	0.0%

BRAZIL — (0.0%)
Other Securities		40	0.0%

THAILAND — (0.0%)
Other Securities		40	0.0%

TOTAL RIGHTS/WARRANTS		1,232	0.0%

TOTAL INVESTMENT SECURITIES (Cost $631,967,814)		709,347,956

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,384,017	16,010,314	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $647,978,254)		$725,358,270	101.8%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$35,138,385	$6,807	$35,145,192
Austria	$8,122	3,756,991	—	3,765,113
Belgium	—	8,131,671	—	8,131,671
Brazil	7,496,572	363,163	—	7,859,735
Canada	56,426,829	—	—	56,426,829
Chile	—	748,241	—	748,241
China	620,287	37,335,225	72,907	38,028,419
Colombia	156,568	—	—	156,568
Denmark	—	16,239,321	—	16,239,321
Finland	—	12,837,825	—	12,837,825
France	—	31,242,433	—	31,242,433
Germany	—	26,760,049	—	26,760,049
Greece	—	972,050	—	972,050
Hong Kong	—	9,165,427	5,345	9,170,772
Hungary	—	262,533	—	262,533
India	26,412	49,111,978	120,532	49,258,922
Indonesia	—	3,693,982	10,696	3,704,678
Ireland	—	6,119,903	—	6,119,903
Israel	103,282	4,701,286	—	4,804,568
Italy	—	22,368,900	—	22,368,900

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Japan	$137,469	$116,794,846	—		$116,932,315
Kuwait	787,940	81,916	—		869,856
Malaysia	781	3,916,161	—		3,916,942
Mexico	5,529,965	41,419	—		5,571,384
Netherlands	731,379	16,176,661	—		16,908,040
New Zealand	—	1,095,708	—		1,095,708
Norway	29,339	4,285,655	—		4,314,994
Philippines	—	1,140,242	—		1,140,242
Poland	—	2,004,905	—		2,004,905
Portugal	—	2,641,344	—		2,641,344
Qatar	—	1,558,571	—		1,558,571
Saudi Arabia	49,279	8,897,346	—		8,946,625
Singapore	—	4,980,808	—		4,980,808
South Africa	849,301	4,663,158	—		5,512,459
South Korea	39,793	23,951,076	$75,551		24,066,420
Spain	—	10,739,778	—		10,739,778
Sweden	11,770	13,881,898	8,597		13,902,265
Switzerland	—	29,812,638	—		29,812,638
Taiwan	—	37,884,475	1,998		37,886,473
Thailand	3,081,410	121,187	—		3,202,597
Turkey	—	1,954,472	—		1,954,472
United Arab Emirates	58,821	5,047,075	—		5,105,896
United Kingdom	242,539	69,464,308	—		69,706,847
United States	—	187,950	—		187,950
Preferred Stocks
Brazil	1,220,792	19,144	—		1,239,936
Colombia	38,749	—	—		38,749
Germany	—	1,092,686	—		1,092,686
India	—	18	—		18
Philippines	—	12,084	—		12,084
Rights/Warrants
Australia	—	825	327		1,152
Brazil	—	40	—		40
Thailand	—	40	—		40
Securities Lending Collateral	—	16,010,314	—		16,010,314

Total Investments in Securities	$77,647,399	$647,408,111	$302,760	<>	$725,358,270

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,368,288	$658,431,814
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	18,495,623	288,161,801
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,248,511	121,503,022

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $650,758,913)		$1,068,096,637

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $1,629,612)	1,629,612	1,629,612

TOTAL INVESTMENTS — (100.0%) (Cost $652,388,525)		$1,069,726,249

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,068,096,637	—	—	$1,068,096,637
Temporary Cash Investments	1,629,612	—	—	1,629,612

Total Investments in Securities	$1,069,726,249	—	—	$1,069,726,249

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,753,175	$161,370,275
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,606,184	71,764,346
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,103,741	48,701,605

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $154,890,690)		$281,836,226

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	527,573	NOK	5,701,000	Citibank, N.A.	05/02/24	$14,362
USD	8,315,682	GBP	6,563,000	Bank of New York Mellon	05/07/24	114,697
USD	478,631	HKD	3,742,000	Citibank, N.A.	05/08/24	201
USD	7,982,397	HKD	62,432,000	State Street Bank and Trust	05/08/24	219
USD	15,104,759	JPY	2,301,921,000	Bank of America Corp.	05/13/24	485,343
USD	618,530	SGD	840,000	Citibank, N.A.	05/13/24	2,885
USD	4,152,481	AUD	6,337,000	Citibank, N.A.	05/28/24	44,141
USD	529,428	NOK	5,818,000	Citibank, N.A.	05/30/24	5,320
USD	511,639	ILS	1,864,000	Citibank, N.A.	06/13/24	12,544
USD	2,095,463	DKK	14,341,000	Morgan Stanley and Co. International	06/25/24	37,703
USD	1,820,633	SEK	19,732,000	Morgan Stanley and Co. International	07/12/24	24,352
USD	4,717,608	CHF	4,241,000	State Street Bank and Trust	07/18/24	64,130
USD	4,296,772	CAD	5,857,000	State Street Bank and Trust	07/25/24	36,156

Total Appreciation						$842,053
NOK	5,701,000	USD	518,415	Citibank, N.A.	05/02/24	$(5,204)
USD	17,882,457	EUR	16,754,000	Bank of America Corp.	07/12/24	(50,826)

Total (Depreciation)						$(56,030)

Total Appreciation
(Depreciation)						$786,023

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	13	06/21/24	$3,388,986	$3,293,550	$(95,436)

Total Futures Contracts			$3,388,986	$3,293,550	$(95,436)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$281,836,226	—	—	$281,836,226

Total Investments in Securities	$281,836,226	—	—	$281,836,226

Financial Instruments
Assets
Forward Currency Contracts**	—	$842,053	—	842,053
Liabilities
Forward Currency Contracts**	—	(56,030)	—	(56,030)
Futures Contracts**	(95,436)	—	—	(95,436)

Total Financial Instruments	$(95,436)	$786,023	—	$690,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,969,114,846

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,969,114,846

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,048,538,697

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,048,538,697

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,762,572,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,762,572,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,003,488	$136,408,423	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	12,524,337	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	20,842,503	0.1%
Vale SA	8,041,867	98,018,291	0.4%
Other Securities		748,172,771	2.7%

TOTAL BRAZIL		1,015,966,325	3.8%

CHILE — (0.4%)
Other Securities		115,400,478	0.4%

CHINA — (22.7%)
Alibaba Group Holding Ltd.	27,674,300	259,116,151	1.0%
Alibaba Group Holding Ltd., Sponsored ADR	697,227	52,187,441	0.2%
Bank of China Ltd., Class H	204,525,702	91,727,739	0.4%
BYD Co. Ltd., Class H	2,014,800	55,230,840	0.2%
China Construction Bank Corp., Class H	279,316,302	180,715,044	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	68,499,626	0.3%
China Petroleum & Chemical Corp., Class H	83,340,400	49,746,017	0.2%
China Shenhua Energy Co. Ltd., Class H	11,838,000	49,133,234	0.2%
Industrial & Commercial Bank of China Ltd., Class H	126,091,725	67,613,917	0.3%
NetEase, Inc.	3,062,200	57,399,792	0.2%
* PDD Holdings, Inc., ADR	965,971	120,920,250	0.5%
PetroChina Co. Ltd., Class H	101,830,000	94,879,195	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,796,000	107,845,366	0.4%
Tencent Holdings Ltd.	16,794,600	737,000,497	2.8%
Other Securities		4,180,188,821	15.1%

TOTAL CHINA		6,172,203,930	22.9%

COLOMBIA — (0.1%)
Other Securities		30,549,948	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		27,507,909	0.1%

EGYPT — (0.0%)
Other Securities		8,898,760	0.0%

GREECE — (0.5%)
Other Securities		123,893,733	0.5%

HONG KONG — (0.0%)
Other Securities		2,753,057	0.0%

HUNGARY — (0.2%)
Other Securities		54,502,728	0.2%

INDIA — (20.6%)
Axis Bank Ltd.	8,031,580	111,773,770	0.4%
Bharti Airtel Ltd.	7,221,137	114,491,223	0.4%
HDFC Bank Ltd.	5,093,539	92,218,671	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
ICICI Bank Ltd.	3,800,989	$52,366,803	0.2%
ICICI Bank Ltd., Sponsored ADR	4,263,961	117,386,846	0.5%
Infosys Ltd.	7,955,267	134,434,304	0.5%
ITC Ltd.	9,888,606	51,526,008	0.2%
Larsen & Toubro Ltd.	1,682,110	72,259,752	0.3%
Mahindra & Mahindra Ltd.	2,998,788	77,477,738	0.3%
REC Ltd.	11,795,505	71,714,210	0.3%
Reliance Industries Ltd.	5,206,360	182,640,853	0.7%
State Bank of India	5,267,332	51,699,859	0.2%
Tata Consultancy Services Ltd.	1,966,712	89,838,426	0.3%
Tata Motors Ltd.	6,502,401	78,420,595	0.3%
Other Securities		4,306,071,694	15.8%

TOTAL INDIA		5,604,320,752	20.8%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	91,803,500	55,199,998	0.2%
Other Securities		399,881,528	1.5%

TOTAL INDONESIA		455,081,526	1.7%

KUWAIT — (0.3%)
Other Securities		76,262,366	0.3%

MALAYSIA — (1.5%)
Other Securities		418,515,249	1.6%

MEXICO — (2.6%)
# America Movil SAB de CV, ADR	3,625,850	69,108,701	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,710,838	56,645,837	0.2%
Grupo Mexico SAB de CV, Class B	8,423,453	52,052,989	0.2%
Other Securities		528,629,358	1.9%

TOTAL MEXICO		706,436,885	2.6%

PERU — (0.1%)
Other Securities		24,101,183	0.1%

PHILIPPINES — (0.6%)
Other Securities		176,531,303	0.7%

POLAND — (1.1%)
Other Securities		289,804,116	1.1%

QATAR — (0.7%)
Qatar National Bank QPSC	13,164,893	50,122,515	0.2%
Other Securities		140,647,235	0.5%

TOTAL QATAR		190,769,750	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,883,026	82,589,082	0.3%
Saudi Telecom Co.	6,054,085	60,748,372	0.2%
Other Securities		920,627,111	3.4%

TOTAL SAUDI ARABIA		1,063,964,565	3.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.7%)
Other Securities		$735,884,351	2.7%

SOUTH KOREA — (11.4%)
Hyundai Motor Co.	506,028	91,022,236	0.4%
KB Financial Group, Inc.	1,155,887	62,691,697	0.3%
Kia Corp.	1,141,175	96,683,274	0.4%
Samsung Electronics Co. Ltd.	10,738,571	596,921,058	2.2%
Shinhan Financial Group Co. Ltd.	1,478,212	49,663,905	0.2%
Other Securities		2,205,696,703	8.0%

TOTAL SOUTH KOREA		3,102,678,873	11.5%

TAIWAN — (18.5%)
ASE Technology Holding Co. Ltd.	11,331,387	50,975,337	0.2%
CTBC Financial Holding Co. Ltd.	57,892,931	60,423,920	0.2%
Hon Hai Precision Industry Co. Ltd.	18,429,403	87,730,361	0.3%
MediaTek, Inc.	2,965,823	89,423,033	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	1,027,466,055	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,758,804	378,894,141	1.4%
Other Securities		3,330,528,027	12.4%

TOTAL TAIWAN		5,025,440,874	18.7%

THAILAND — (1.7%)
Other Securities		460,726,556	1.7%

TURKEY — (1.3%)
Other Securities		359,725,560	1.3%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	22,589,280	50,511,786	0.2%
Other Securities		300,632,583	1.1%

TOTAL UNITED ARAB EMIRATES		351,144,369	1.3%

UNITED KINGDOM — (0.1%)
Other Security		16,504,544	0.1%

UNITED STATES — (0.0%)
Other Securities		899,855	0.0%

TOTAL COMMON STOCKS		26,610,469,545	98.8%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	22,001,222	178,040,163	0.7%
Other Securities		144,094,404	0.5%

TOTAL BRAZIL		322,134,567	1.2%

CHILE — (0.0%)
Other Securities		3,508,603	0.0%

COLOMBIA — (0.0%)
Other Securities		5,432,873	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$282	0.0%

PHILIPPINES — (0.0%)
Other Security		633,501	0.0%

TOTAL PREFERRED STOCKS		331,709,826	1.2%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		2,269	0.0%

INDIA — (0.0%)
Other Security		177,689	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,650	0.0%

TAIWAN — (0.0%)
Other Securities		40,145	0.0%

THAILAND — (0.0%)
Other Securities		6,392	0.0%

TOTAL RIGHTS/WARRANTS		229,145	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,525,755,184)		26,942,408,516

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	24,207,306	280,030,112	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $19,805,785,003)		$27,222,438,628	101.0%

As of April 30, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	818	06/21/24	$212,201,293	$207,240,300	$(4,960,993)

Total Futures Contracts			$212,201,293	$207,240,300	$(4,960,993)

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$1,001,217,490	$14,748,835	—		$1,015,966,325
Chile	26,390,246	89,010,232	—		115,400,478
China	473,531,908	5,678,134,793	$20,537,229		6,172,203,930
Colombia	29,568,500	981,448	—		30,549,948
Czech Republic	—	27,507,909	—		27,507,909
Egypt	91,869	8,806,891	—		8,898,760
Greece	1,139,604	122,754,129	—		123,893,733
Hong Kong	—	2,634,806	118,251		2,753,057
Hungary	—	54,502,728	—		54,502,728
India	182,299,487	5,419,910,382	2,110,883		5,604,320,752
Indonesia	7,110,453	447,426,260	544,813		455,081,526
Kuwait	70,296,974	5,965,392	—		76,262,366
Malaysia	51,041	418,464,208	—		418,515,249
Mexico	703,100,813	3,336,072	—		706,436,885
Peru	24,101,111	72	—		24,101,183
Philippines	2,915,526	173,615,777	—		176,531,303
Poland	—	289,804,116	—		289,804,116
Qatar	—	190,769,750	—		190,769,750
Saudi Arabia	1,286,963	1,062,677,602	—		1,063,964,565
South Africa	88,651,778	647,232,573	—		735,884,351
South Korea	59,632,544	3,039,323,183	3,723,146		3,102,678,873
Taiwan	384,196,781	4,640,750,904	493,189		5,025,440,874
Thailand	423,305,623	37,420,933	—		460,726,556
Turkey	—	359,725,560	—		359,725,560
United Arab Emirates	1,991,334	349,153,035	—		351,144,369
United Kingdom	16,504,544	—	—		16,504,544
United States	626,302	273,553	—		899,855
Preferred Stocks
Brazil	321,604,891	529,676	—		322,134,567
Chile	—	3,508,603	—		3,508,603
Colombia	5,432,873	—	—		5,432,873
India	—	282	—		282
Philippines	—	633,501	—		633,501
Rights/Warrants
Brazil	—	2,269	—		2,269
India	—	177,689	—		177,689
South Korea	—	2,650	—		2,650
Taiwan	—	40,145	—		40,145
Thailand	—	6,392	—		6,392
Securities Lending Collateral	—	280,030,112	—		280,030,112

Total Investments in Securities	$3,825,048,655	$23,369,862,462	$27,527,511	<>	$27,222,438,628

Financial Instruments
Liabilities
Futures Contracts**	(4,960,993)	—	—		(4,960,993)

Total Financial Instruments	$(4,960,993)	—	—		$(4,960,993)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
BRAZIL — (3.5%)
*	Embraer SA	91,982	$590,764	0.3%
*Ω	Hapvida Participacoes e Investimentos SA	791,791	562,668	0.2%
	Other Securities		7,370,863	3.0%

TOTAL BRAZIL			8,524,295	3.5%

CHILE — (0.3%)
	Other Securities		841,896	0.3%

CHINA — (18.8%)
#	China Hongqiao Group Ltd.	396,000	546,432	0.2%
	China Mengniu Dairy Co. Ltd.	456,000	944,593	0.4%
	Geely Automobile Holdings Ltd.	973,000	1,171,062	0.5%
	Kunlun Energy Co. Ltd.	728,000	705,708	0.3%
	Sinopharm Group Co. Ltd., Class H	220,400	556,590	0.3%
	Wharf Holdings Ltd.	183,000	588,776	0.3%
*Ω	Wuxi Biologics Cayman, Inc.	519,000	899,082	0.4%
	Other Securities		40,810,310	16.5%

TOTAL CHINA			46,222,553	18.9%

COLOMBIA — (0.0%)
	Other Securities		96,522	0.0%

GREECE — (0.6%)
	Other Securities		1,463,243	0.6%

INDIA — (25.1%)
	Aurobindo Pharma Ltd.	53,022	729,541	0.3%
	Bharat Heavy Electricals Ltd.	185,535	622,870	0.3%
	Cholamandalam Investment & Finance Co. Ltd.	46,252	662,809	0.3%
	Cipla Ltd.	56,480	945,863	0.4%
	Dr Reddy’s Laboratories Ltd., ADR	11,240	825,803	0.4%
	Federal Bank Ltd.	298,315	580,322	0.3%
	GAIL India Ltd.	318,390	795,376	0.3%
	Hero MotoCorp Ltd.	16,291	885,693	0.4%
	Info Edge India Ltd.	8,600	621,085	0.3%
	Jindal Stainless Ltd.	67,116	567,707	0.2%
	Jindal Steel & Power Ltd.	67,480	748,911	0.3%
	JSW Energy Ltd.	106,314	802,404	0.3%
	Lupin Ltd.	29,069	573,100	0.2%
	Power Finance Corp. Ltd.	221,346	1,161,355	0.5%
	REC Ltd.	223,482	1,358,724	0.6%
	Samvardhana Motherson International Ltd.	372,045	582,442	0.3%
	Shriram Finance Ltd.	43,535	1,324,768	0.6%
	Sundaram Finance Ltd.	9,828	556,900	0.2%
	Tata Consumer Products Ltd.	84,056	1,112,288	0.5%
*	Yes Bank Ltd.	2,017,709	631,070	0.3%
	Other Securities		45,673,462	18.2%

TOTAL INDIA			61,762,493	25.2%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (1.5%)
Other Securities		$3,825,194	1.6%

KUWAIT — (0.6%)
Other Securities		1,472,756	0.6%

MALAYSIA — (1.9%)
Other Securities		4,683,391	1.9%

MEXICO — (2.7%)
* Cemex SAB de CV, Sponsored ADR	156,566	1,238,437	0.5%
Other Securities		5,345,876	2.2%

TOTAL MEXICO		6,584,313	2.7%

PHILIPPINES — (0.5%)
Other Securities		1,363,669	0.5%

POLAND — (1.1%)
Other Securities		2,642,939	1.1%

QATAR — (0.8%)
Other Securities		1,962,533	0.8%

SAUDI ARABIA — (4.6%)
Arab National Bank	119,348	980,963	0.4%
Banque Saudi Fransi	72,951	711,849	0.3%
Etihad Etisalat Co.	69,362	960,119	0.4%
Sahara International Petrochemical Co.	66,578	608,508	0.3%
Savola Group	44,673	600,300	0.3%
Other Securities		7,409,804	2.9%

TOTAL SAUDI ARABIA		11,271,543	4.6%

SOUTH AFRICA — (2.3%)
Aspen Pharmacare Holdings Ltd.	50,127	597,159	0.3%
Other Securities		5,195,533	2.1%

TOTAL SOUTH AFRICA		5,792,692	2.4%

SOUTH KOREA — (11.1%)
DB Insurance Co. Ltd.	8,646	606,472	0.3%
Other Securities		26,772,248	10.9%

TOTAL SOUTH KOREA		27,378,720	11.2%

TAIWAN — (18.3%)
Acer, Inc.	479,000	659,082	0.3%
AUO Corp.	1,056,000	590,472	0.3%
Catcher Technology Co. Ltd.	97,000	647,929	0.3%
Compal Electronics, Inc.	784,000	855,155	0.4%
Innolux Corp.	1,417,804	616,604	0.3%
Powertech Technology, Inc.	120,000	639,044	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,235,698	590,802	0.3%
Taiwan Business Bank	1,134,699	589,123	0.3%
# Walsin Lihwa Corp.	501,607	566,596	0.2%
WPG Holdings Ltd.	295,000	796,743	0.3%
Other Securities		38,439,291	15.4%

TOTAL TAIWAN		44,990,841	18.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.4%)
Other Securities		$3,577,232	1.5%

TURKEY — (1.4%)
Other Securities		3,392,043	1.4%

UNITED ARAB EMIRATES — (2.5%)
Aldar Properties PJSC	383,104	569,337	0.2%
Dubai Islamic Bank PJSC	441,639	668,665	0.3%
Emaar Properties PJSC	1,027,143	2,296,807	1.0%
Other Securities		2,553,635	1.0%

TOTAL UNITED ARAB EMIRATES		6,088,444	2.5%

TOTAL COMMON STOCKS		243,937,312	99.7%

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
Other Securities		1,153,901	0.5%

COLOMBIA — (0.0%)
Other Security		55,098	0.0%

INDIA — (0.0%)
Other Security		14	0.0%

TOTAL PREFERRED STOCKS		1,209,013	0.5%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		310	0.0%

INDIA — (0.0%)
Other Security		4,308	0.0%

THAILAND — (0.0%)
Other Securities		316	0.0%

TOTAL RIGHTS/WARRANTS		4,934	0.0%

TOTAL INVESTMENT SECURITIES (Cost $213,471,552)		245,151,259

		Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	104,151	1,204,818	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $214,676,370)		$246,356,077	100.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/21/24	$1,794,305	$1,773,450	$(20,855)

Total Futures Contracts			$1,794,305	$1,773,450	$(20,855)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$8,200,630	$323,665	—		$8,524,295
Chile	—	841,896	—		841,896
China	2,031,683	43,780,800	$410,070		46,222,553
Colombia	96,522	—	—		96,522
Greece	—	1,463,243	—		1,463,243
India	859,738	60,824,213	78,542		61,762,493
Indonesia	—	3,813,943	11,251		3,825,194
Kuwait	1,165,039	307,717	—		1,472,756
Malaysia	718	4,682,673	—		4,683,391
Mexico	6,097,680	486,633	—		6,584,313
Philippines	—	1,363,669	—		1,363,669
Poland	—	2,642,939	—		2,642,939
Qatar	—	1,962,533	—		1,962,533
Saudi Arabia	21,441	11,250,102	—		11,271,543
South Africa	428,062	5,364,630	—		5,792,692
South Korea	38,997	27,276,561	63,162		27,378,720
Taiwan	—	44,987,492	3,349		44,990,841
Thailand	3,486,513	90,719	—		3,577,232
Turkey	—	3,392,043	—		3,392,043
United Arab Emirates	79,714	6,001,077	7,653		6,088,444
Preferred Stocks
Brazil	1,138,181	15,720	—		1,153,901
Colombia	55,098	—	—		55,098
India	—	14	—		14
Rights/Warrants
Brazil	—	310	—		310
India	—	4,308	—		4,308
Thailand	—	316	—		316
Securities Lending Collateral	—	1,204,818	—		1,204,818

Total Investments in Securities	$23,700,016	$222,082,034	$574,027	<>	$246,356,077

Financial Instruments
Liabilities
Futures Contracts**	(20,855)	—	—		(20,855)

Total Financial Instruments	$(20,855)	—	—		$(20,855)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (5.0%)
	Petroleo Brasileiro SA	413,702	$3,526,259	0.4%
#	Petroleo Brasileiro SA, Sponsored ADR	100,493	1,619,947	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	68,868	1,168,690	0.2%
	Vale SA, Sponsored ADR	475,821	5,790,742	0.7%
	Other Securities		30,442,167	3.6%

	TOTAL BRAZIL		42,547,805	5.1%

	CHILE — (0.6%)
	Other Securities		5,104,661	0.6%

	COLOMBIA — (0.2%)
	Other Securities		1,410,385	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		996,031	0.1%

	EGYPT — (0.1%)
	Other Securities		361,912	0.0%

	GREECE — (0.6%)
	Other Securities		5,362,341	0.6%

	HUNGARY — (0.3%)
	Other Securities		2,242,384	0.3%

	INDIA — (27.1%)
	Axis Bank Ltd.	346,667	4,824,490	0.6%
	Bajaj Finance Ltd.	19,972	1,651,815	0.2%
	Bharti Airtel Ltd.	272,662	4,323,059	0.5%
	HCL Technologies Ltd.	115,015	1,877,634	0.2%
	HDFC Bank Ltd.	259,802	4,703,723	0.6%
	ICICI Bank Ltd.	227,949	3,140,488	0.4%
	ICICI Bank Ltd., Sponsored ADR	166,469	4,582,892	0.6%
	Infosys Ltd.	352,587	5,958,290	0.7%
	ITC Ltd.	396,949	2,068,360	0.3%
	Larsen & Toubro Ltd.	52,847	2,270,191	0.3%
	Mahindra & Mahindra Ltd.	122,888	3,174,977	0.4%
	Power Finance Corp. Ltd.	320,262	1,680,346	0.2%
	Reliance Industries Ltd.	125,888	4,416,193	0.5%
Ω	Reliance Industries Ltd., GDR	31,421	2,215,771	0.3%
Ω	Reliance Industries Ltd., GDR	44,787	3,166,441	0.4%
	Shriram Finance Ltd.	53,495	1,627,846	0.2%
	Tata Consultancy Services Ltd.	70,992	3,242,880	0.4%
	Tata Motors Ltd.	221,563	2,672,106	0.3%
	Tata Steel Ltd.	942,537	1,855,097	0.2%
	Other Securities		169,422,104	20.2%

	TOTAL INDIA		228,874,703	27.5%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (2.3%)
Bank Central Asia Tbk. PT	3,788,900	$2,278,206	0.3%
Bank Mandiri Persero Tbk. PT	5,499,800	2,324,638	0.3%
Other Securities		14,995,630	1.8%

TOTAL INDONESIA		19,598,474	2.4%

KUWAIT — (0.8%)
Kuwait Finance House KSCP	717,166	1,674,861	0.2%
Other Securities		5,420,109	0.7%

TOTAL KUWAIT		7,094,970	0.9%

MALAYSIA — (2.1%)
Other Securities		17,542,940	2.1%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	236,960	2,350,407	0.3%
Grupo Mexico SAB de CV, Class B	373,253	2,306,528	0.3%
Other Securities		20,059,053	2.4%

TOTAL MEXICO		24,715,988	3.0%

PERU — (0.1%)
Other Securities		409,052	0.1%

PHILIPPINES — (0.7%)
Other Securities		6,157,900	0.7%

POLAND — (1.4%)
Other Securities		11,766,276	1.4%

QATAR — (1.0%)
Qatar National Bank QPSC	527,665	2,008,972	0.3%
Other Securities		6,547,231	0.7%

TOTAL QATAR		8,556,203	1.0%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	135,589	2,883,877	0.4%
Saudi National Bank	251,689	2,519,522	0.3%
Saudi Telecom Co.	244,165	2,450,019	0.3%
Other Securities		32,304,463	3.8%

TOTAL SAUDI ARABIA		40,157,881	4.8%

SOUTH AFRICA — (3.4%)
FirstRand Ltd.	560,118	1,933,611	0.2%
Other Securities		26,907,439	3.3%

TOTAL SOUTH AFRICA		28,841,050	3.5%

SOUTH KOREA — (15.5%)
Hana Financial Group, Inc.	43,015	1,814,235	0.2%
Hyundai Motor Co.	21,302	3,831,716	0.5%
KB Financial Group, Inc.	52,610	2,853,403	0.4%
Kia Corp.	37,129	3,145,664	0.4%
LG Chem Ltd.	7,336	2,107,986	0.3%
Samsung Electronics Co. Ltd.	304,870	16,946,698	2.1%
Samsung Electronics Co. Ltd., GDR	3,955	5,572,595	0.7%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung SDI Co. Ltd.	6,994	$2,164,426	0.3%
SK Hynix, Inc.	55,500	6,849,010	0.8%
Other Securities		85,968,823	10.0%

TOTAL SOUTH KOREA		131,254,556	15.7%

TAIWAN — (23.3%)
CTBC Financial Holding Co. Ltd.	2,116,000	2,208,508	0.3%
Hon Hai Precision Industry Co. Ltd.	995,000	4,736,546	0.6%
MediaTek, Inc.	115,000	3,467,385	0.4%
Novatek Microelectronics Corp.	89,000	1,681,674	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,747,001	41,829,748	5.0%
Uni-President Enterprises Corp.	799,000	1,874,139	0.2%
# United Microelectronics Corp.	1,065,000	1,636,290	0.2%
Other Securities		139,531,676	16.7%

TOTAL TAIWAN		196,965,966	23.6%

THAILAND — (2.1%)
Other Securities		17,898,533	2.1%

TURKEY — (1.5%)
Other Securities		12,632,010	1.5%

UNITED ARAB EMIRATES — (1.9%)
Emaar Properties PJSC	854,324	1,910,350	0.2%
Other Securities		14,014,676	1.7%

TOTAL UNITED ARAB EMIRATES		15,925,026	1.9%

UNITED KINGDOM — (0.1%)
Other Security		827,778	0.1%

UNITED STATES — (0.0%)
Other Security		20,262	0.0%

TOTAL COMMON STOCKS		827,265,087	99.2%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	548,514	4,438,732	0.6%
Other Securities		5,213,356	0.6%

TOTAL BRAZIL		9,652,088	1.2%

CHILE — (0.0%)
Other Securities		64,554	0.0%

COLOMBIA — (0.0%)
Other Securities		143,799	0.0%

INDIA — (0.0%)
Other Security		23	0.0%

TOTAL PREFERRED STOCKS		9,860,464	1.2%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$309	0.0%

INDIA — (0.0%)
Other Security		8,705	0.0%

MALAYSIA — (0.0%)
Other Security		1,133	0.0%

TAIWAN — (0.0%)
Other Securities		727	0.0%

THAILAND — (0.0%)
Other Securities		99	0.0%

TOTAL RIGHTS/WARRANTS		10,973	0.0%

TOTAL INVESTMENT SECURITIES (Cost $742,389,505)		837,136,524

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	663,142	7,671,221	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $750,060,618)		$844,807,745	101.3%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,766,609	$781,196	—	$42,547,805
Chile	1,373,184	3,731,477	—	5,104,661
Colombia	1,406,221	4,164	—	1,410,385
Czech Republic	—	996,031	—	996,031
Egypt	195,381	166,531	—	361,912
Greece	52,583	5,309,758	—	5,362,341
Hungary	—	2,242,384	—	2,242,384
India	12,516,146	216,323,751	$34,806	228,874,703
Indonesia	—	19,587,939	10,535	19,598,474
Kuwait	6,466,745	628,225	—	7,094,970
Malaysia	602	17,542,338	—	17,542,940
Mexico	24,715,988	—	—	24,715,988
Peru	409,052	—	—	409,052
Philippines	165,300	5,992,600	—	6,157,900
Poland	—	11,766,276	—	11,766,276
Qatar	—	8,556,203	—	8,556,203
Saudi Arabia	54,106	40,103,775	—	40,157,881
South Africa	2,896,179	25,944,871	—	28,841,050
South Korea	5,809,003	125,300,083	145,470	131,254,556
Taiwan	667,055	196,298,911	—	196,965,966

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$16,102,128	$1,796,405	—		$17,898,533
Turkey	—	12,632,010	—		12,632,010
United Arab Emirates	66,902	15,858,124	—		15,925,026
United Kingdom	827,778	—	—		827,778
United States	—	20,262	—		20,262
Preferred Stocks
Brazil	9,619,134	32,954	—		9,652,088
Chile	—	64,554	—		64,554
Colombia	143,799	—	—		143,799
India	—	23	—		23
Rights/Warrants
Brazil	—	309	—		309
India	—	8,705	—		8,705
Malaysia	—	1,133	—		1,133
Taiwan	—	727	—		727
Thailand	—	99	—		99
Securities Lending Collateral	—	7,671,221	—		7,671,221

Total Investments in Securities	$125,253,895	$719,363,039	$190,811	<>	$844,807,745

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$89,868	$11,661,428
Investment Securities at Value (including $274,028, $1,573,552, $0 and $0 of securities on loan, respectively)	$5,760,297	$30,557,701	—	—
Temporary Cash Investments at Value & Cost	—	—	—	116,704
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $249,431, $1,293,325, $0 and $0, respectively)	249,430	1,293,311	—	—
Segregated Cash for Futures Contracts	2,431	12,236	—	4,897
Foreign Currencies at Value	3,091	42,327	—	—
Cash	58,664	279,424	43	—
Receivables:
Investment Securities Sold	6,584	47,412	—	—
Dividends, Interest and Tax Reclaims	36,312	205,737	—	500
Securities Lending Income	250	1,664	—	—
Fund Shares Sold	1,257	9,280	2	9,378
Unrealized Gain on Foreign Currency Contracts	4	67	—	—
Prepaid Expenses and Other Assets	24	130	16	96

Total Assets	6,118,344	32,449,289	89,929	11,793,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,513	1,293,723	—	—
Investment Securities Purchased	3,439	29,273	—	—
Fund Shares Redeemed	2,014	28,944	18	6,875
Due to Advisor	681	5,165	9	2,428
Futures Margin Variation	824	3,705	—	1,660
Unrealized Loss on Foreign Currency Contracts	2	9	—	—
Accrued Expenses and Other Liabilities	114	1,218	3	430

Total Liabilities	256,587	1,362,037	30	11,393

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,861,757; $31,087,252; $89,899 and $11,781,610, respectively and shares outstanding of 217,437,343, 1,995,629,867, 6,205,485 and 606,713,886, respectively, $0.01 Par Value (1)	$26.96	$15.58	$14.49	$19.42

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$74,369	N/A

Investment Securities at Cost	$3,749,718	$23,497,062	N/A	N/A

Foreign Currencies at Cost	$3,104	$42,992	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,359,225	$24,944,924	$75,095	$10,464,044
Total Distributable Earnings (Loss)	1,502,532	6,142,328	14,804	1,317,566

NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$215,314	$145,076	$20,512	$766,952
Receivables:
Fund Shares Sold	58	1	—	30
Prepaid Expenses and Other Assets	12	11	14	13

Total Assets	215,384	145,088	20,526	766,995

LIABILITIES:
Payables:
Fund Shares Redeemed	56	18	20	10
Due to Advisor	44	30	5	158
Accrued Expenses and Other Liabilities	14	15	3	12

Total Liabilities	114	63	28	180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$215,270	$145,025	$20,498	$766,815

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $215,270; $145,025; $20,498 and $766,815, respectively and shares outstanding of 9,820,723, 8,394,115, 809,669 and 25,397,428, respectively, $0.01 Par Value (1)	$21.92	$17.28	$25.32	$30.19

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$193,422	$203,541	$22,512	$651,559
Total Distributable Earnings (Loss)	21,848	(58,516)	(2,014)	115,256

NET ASSETS	$215,270	$145,025	$20,498	$766,815

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,815,585	—	—
Investment Securities at Value (including $88,661, $135,925, $397,201 and $212,329 of securities on loan, respectively)	$3,234,473	4,959,990	$10,992,479	$3,358,587
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $54,129, $139,901, $311,326 and $172,072, respectively)	54,128	139,899	311,324	172,071
Segregated Cash for Futures Contracts	991	2,537	5,568	1,286
Foreign Currencies at Value	4,051	—	7,298	2,371
Cash	28,665	68,721	103,153	39,759
Receivables:
Investment Securities Sold	1,604	2,100	12,567	4,817
Dividends, Interest and Tax Reclaims	26,935	3,383	100,425	24,742
Securities Lending Income	89	69	385	240
Fund Shares Sold	476	4,145	3,253	1,002
Unrealized Gain on Foreign Currency Contracts	6	—	11	6
Prepaid Expenses and Other Assets	241	55	31	15

Total Assets	3,351,659	6,996,484	11,536,494	3,604,896

LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,288	139,885	311,306	172,091
Investment Securities Purchased	570	—	2,851	1,490
Fund Shares Redeemed	3,863	7,899	6,944	1,047
Due to Advisor	660	722	3,614	852
Futures Margin Variation	336	860	1,460	436
Unrealized Loss on Foreign Currency Contracts	1	—	—	1
Deferred Taxes Payable	4	—	—	—
Accrued Expenses and Other Liabilities	179	231	924	174

Total Liabilities	59,901	149,597	327,099	176,091

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,291,758; $6,846,887; $11,209,395 and $3,428,805, respectively and shares outstanding of 945,859,172, 727,435,612, 507,560,111 and 251,794,677, respectively, $0.01 Par Value (1)	$3.48	$9.41	$22.08	$13.62

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,410,580	$—	$—

Investment Securities at Cost	$3,516,139	$4,618,183	$8,916,473	$2,508,792

Foreign Currencies at Cost	$4,070	$—	$7,372	$2,383

NET ASSETS CONSIST OF:
Paid-In Capital	$5,119,265	$7,454,837	$8,988,994	$2,629,416
Total Distributable Earnings (Loss)	(1,827,507)	(607,950)	2,220,401	799,389

NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio*	Value Portfolio	Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$270,891	—	—
Investment Securities at Value (including $89,745, $0, $202,485 and $23,970 of securities on loan, respectively)	$1,577,699	—	$3,926,959	$709,348
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $87,891, $0, $144,181 and $16,010, respectively)	87,891	—	144,180	16,010
Segregated Cash for Futures Contracts	—	—	1,475	—
Foreign Currencies at Value	175	—	23,330	1,391
Cash	1,282	131	19,081	342
Receivables:
Investment Securities Sold	4,716	—	5,352	74
Dividends, Interest and Tax Reclaims	8,020	—	20,370	4,672
Securities Lending Income	103	—	291	33
Fund Shares Sold	369	146	1,210	59
Unrealized Gain on Foreign Currency Contracts	1	—	—	1
Prepaid Expenses and Other Assets	23	11	24	22

Total Assets	1,680,279	271,179	4,142,272	731,952

LIABILITIES:
Payables:
Upon Return of Securities Loaned	87,912	—	144,241	16,010
Investment Securities Purchased	974	—	5,867	—
Fund Shares Redeemed	3,489	2	1,725	128
Due to Advisor	339	30	819	235
Futures Margin Variation	—	—	500	—
Unrealized Loss on Foreign Currency Contracts	10	—	2	—
Deferred Taxes Payable	—	—	15,749	2,680
Accrued Expenses and Other Liabilities	118	1	321	103

Total Liabilities	92,842	33	169,224	19,156

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,587,437; $271,146; $3,973,048 and $712,796, respectively and shares outstanding of 124,191,185, 20,732,454, 302,682,132 and 49,705,944, respectively, $0.01 Par Value (1)	$12.78	$13.08	$13.13	$14.34

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$211,331	$—	$—

Investment Securities at Cost	$1,247,305	N/A	$3,125,215	$631,968

Foreign Currencies at Cost	$176	$—	$23,531	$1,395

NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,522	$221,438	$3,274,429	$641,697
Total Distributable Earnings (Loss)	288,915	49,708	698,619	71,099

NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,068,097	$281,836	$4,969,115	$4,048,539
Temporary Cash Investments at Value & Cost	1,630	—	—	—
Segregated Cash for Futures Contracts	—	153	—	—
Cash	—	2,739	—	—
Receivables:
Dividends and Interest	1	—	—	—
Fund Shares Sold	140	146	1,750	603
Unrealized Gain on Forward Currency Contracts	—	842	—	—
Prepaid Expenses and Other Assets	18	11	28	35

Total Assets	1,069,886	285,727	4,970,893	4,049,177

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	1,245	279	—	—
Fund Shares Redeemed	237	10	2,234	3,096
Due to Advisor	44	12	761	1,052
Futures Margin Variation	—	52	—	—
Unrealized Loss on Forward Currency Contracts	—	56	—	—
Accrued Expenses and Other Liabilities	14	3	127	93

Total Liabilities	1,540	412	3,122	4,241

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,068,346; $285,315; $4,967,771 and $4,044,936, respectively and shares outstanding of 47,245,085, 14,048,079, 175,788,460 and 173,038,790, respectively, $0.01 Par Value (1)	$22.61	$20.31	$28.26	$23.38

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$650,759	$154,891	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$668,097	$153,218	$3,191,827	$3,371,093
Total Distributable Earnings (Loss)	400,249	132,097	1,775,944	673,843

NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio	Portfolio*	Value Portfolio*	Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,762,572	—	—	—
Investment Securities at Value (including $0, $1,394,921, $6,903 and $20,277 of securities on loan, respectively)	—	$26,942,409	$245,151	$837,137
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $280,030, $1,205 and $7,671, respectively)	—	280,030	1,205	7,671
Segregated Cash for Futures Contracts	—	9,652	83	—
Foreign Currencies at Value	—	165,783	868	19,883
Cash	—	101,230	2,084	18,839
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	23,892	—	689
Dividends and Interest	—	48,971	397	1,534
Securities Lending Income	—	3,848	20	67
Fund Shares Sold	2,103	8,530	86	275
Futures Margin Variation	—	—	—	699
Unrealized Gain on Foreign Currency Contracts.	—	—	—	1
Prepaid Expenses and Other Assets	50	117	14	25

Total Assets	10,764,725	27,584,462	249,908	886,820

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	280,127	1,206	7,671
Investment Securities/Affiliated Investment Companies Purchased	—	12,972	172	29,069
Fund Shares Redeemed	9,763	20,468	295	9,748
Due to Advisor	2,467	7,240	80	221
Futures Margin Variation	—	3,272	28	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	31
Deferred Taxes Payable	—	311,930	3,304	6,293
Accrued Expenses and Other Liabilities	347	4,103	65	147

Total Liabilities	12,577	640,112	5,150	53,180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,752,148; $26,944,350; $244,758 and $833,640, respectively and shares outstanding of 350,700,133, 1,163,835,843, 21,611,320 and 82,101,515, respectively, $0.01 Par Value (1)	$30.66	$23.15	$11.33	$10.15

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,525,755	$213,472	$742,390

Foreign Currencies at Cost	$—	$166,258	$870	$19,895

NET ASSETS CONSIST OF:
Paid-In Capital	$10,122,151	$22,562,571	$211,197	$779,178
Total Distributable Earnings (Loss)	629,997	4,381,779	33,561	54,462

NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $45 and $16,399, respectively)	—	—	$400	$157,545
Interest	—	—	1	445
Income from Securities Lending, Net	—	—	24	4,860
Expenses Allocated from Affiliated Investment Companies	—	—	(26)	(6,462)
Income Distributions Received from Affiliated Investment Companies	—	—	310	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	709	156,388

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,883, $47,038, $0 and $0, respectively)	$87,724	$474,278	—	—
Income from Securities Lending, Net	1,040	7,859	—	—

Total Fund Investment Income	88,764	482,137	—	—

Fund Expenses
Investment Management Fees	3,997	30,368	148	14,072
Accounting & Transfer Agent Fees	426	2,389	9	738
Custodian Fees	145	877	—	1
Filing Fees	26	106	10	70
Shareholders’ Reports	61	266	6	309
Directors’/Trustees’ Fees & Expenses	19	105	—	38
Professional Fees	46	245	—	59
Other	104	465	2	73

Total Fund Expenses	4,824	34,821	175	15,360

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	95	—
Fees Paid Indirectly (Note C)	73	—	—	—

Net Expenses	4,751	34,821	80	15,360

Net Investment Income (Loss)	84,013	447,316	629	141,028

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	688	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(12,307)	114,974	—	—
Affiliated Investment Companies Shares Sold	8	59	34	—
Transactions Allocated from Affiliated Investment Company**	—	—	229	72,052
Futures	7,918	32,387	—	17,779
Foreign Currency Transactions	1,170	368	—	—
In-Kind Redemptions	27,888	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	760,667	3,925,435	—	—
Affiliated Investment Companies Shares	2	(13)	7,558	—
Transactions Allocated from Affiliated Investment Company***	—	—	4,029	1,406,186
Futures	397	5,602	—	(690)
Translation of Foreign Currency-Denominated Amounts	(605)	(3,381)	—	—

Net Realized and Unrealized Gain (Loss)	785,138	4,075,431	12,538	1,495,327

Net Increase (Decrease) in Net Assets Resulting from Operations	$869,151	$4,522,747	$13,167	$1,636,355

**	Net of foreign capital gain taxes withheld of $0, $0, $17 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $338, $41, $3 and $1,451, respectively)	$3,041	$2,363	$350	$9,259
Interest	6	6	1	35
Income from Securities Lending, Net	115	149	2	281
Expenses Allocated from Affiliated Investment Companies	(129)	(94)	(11)	(429)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,033	2,424	342	9,146

Fund Expenses
Investment Management Fees	380	276	35	1,300
Accounting & Transfer Agent Fees	22	19	3	74
Filing Fees	9	9	8	10
Shareholders’ Reports	5	4	3	5
Directors’/Trustees’ Fees & Expenses	1	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	1	2

Total Fund Expenses	419	312	50	1,398

Fees Waived, Expenses Reimbursed by Advisor (Note C)	109	79	10	373

Net Expenses	310	233	40	1,025

Net Investment Income (Loss)	2,723	2,191	302	8,121

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	5,612	(11,665)	(253)	10,360
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	15,906	30,931	3,978	100,684

Net Realized and Unrealized Gain (Loss)	21,518	19,266	3,725	111,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,241	$21,457	$4,027	$119,165

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio#	Portfolio#	Value Portfolio#	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$104,602	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	104,602	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,256, $0, $20,166 and $5,753, respectively)	$76,005	101,271	$190,285	$52,715
Income from Securities Lending, Net	875	241	1,856	1,127

Total Fund Investment Income	76,880	101,512	192,141	53,842

Fund Expenses
Investment Management Fees	4,137	6,831	21,167	5,003
Accounting & Transfer Agent Fees	186	546	819	326
Custodian Fees	177	17	477	166
Filing Fees	17	45	35	21
Shareholders’ Reports	37	153	128	39
Directors’/Trustees’ Fees & Expenses	14	27	38	12
Professional Fees	33	41	89	27
Previously Waived Fees Recovered by Advisor (Note C)	—	2	—	—
Other	74	65	185	83

Total Fund Expenses	4,675	7,727	22,938	5,677

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2,371	—	—
Fees Paid Indirectly (Note C)	82	17	—	—

Net Expenses	4,593	5,339	22,938	5,677

Net Investment Income (Loss)	72,287	200,775	169,203	48,165

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(191,902)	(98,937)	177,738	(15,770)
Affiliated Investment Companies Shares Sold	7	(106,864)	19	6
Futures	4,438	5,474	16,801	4,842
Foreign Currency Transactions	(387)	—	3,983	623
In-Kind Redemptions	—	—	—	19,173
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	553,009	504,220	1,350,707	443,122
Affiliated Investment Companies Shares	—	254,053	(2)	—
Futures	379	(862)	(573)	(559)
Translation of Foreign Currency-Denominated Amounts	223	—	(1,523)	(357)

Net Realized and Unrealized Gain (Loss)	365,767	557,084	1,547,150	451,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$438,054	$757,859	$1,716,353	$499,245

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $(3), $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio#	Value Portfolio*	Portfolio #	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $454, $0 and $0, respectively)	—	$3,961	—	—
Interest	—	24	—	—
Income from Securities Lending, Net	—	65	—	—
Expenses Allocated from Affiliated Investment Companies	—	(226)	—	—
Income Distributions Received from Affiliated Investment Companies	—	407	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,231	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,496, $0, $5,983 and $961, respectively)	$22,846	—	$52,775	$10,344
Income from Securities Lending, Net	369	—	1,266	174

Total Fund Investment Income	23,215	—	54,041	10,518

Fund Expenses
Investment Management Fees	2,030	414	4,723	1,386
Accounting & Transfer Agent Fees	158	13	317	84
Custodian Fees	45	—	400	112
Filing Fees	20	11	19	24
Shareholders’ Reports	49	5	43	21
Directors’/Trustees’ Fees & Expenses	6	1	13	3
Professional Fees	13	2	57	26
Other	47	1	63	19

Total Fund Expenses	2,368	447	5,635	1,675

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	241	—	—

Net Expenses	2,368	206	5,635	1,675

Net Investment Income (Loss)	20,847	4,025	48,406	8,843

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,401	—	1,331	16,434
Affiliated Investment Companies Shares Sold	7	253	10	1
Transactions Allocated from Affiliated Investment Company**	—	2,627	—	—
Futures	471	(19)	4,840	54
Foreign Currency Transactions	262	—	37	(7)
In-Kind Redemptions	10,005	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	172,984	—	489,135	79,520
Affiliated Investment Companies Shares	1	2,823	—	—
Transactions Allocated from Affiliated Investment Company***	—	31,142	—	—
Futures	104	—	183	—
Translation of Foreign Currency-Denominated Amounts	(160)	—	(305)	(55)

Net Realized and Unrealized Gain (Loss)	200,075	36,853	495,231	95,947

Net Increase (Decrease) in Net Assets Resulting from Operations	$220,922	$40,878	$543,637	$104,790

**	Net of foreign capital gain taxes withheld of $0, $118, $64 and $364, respectively.
***	Including foreign capital gain taxes of $0, $0, $(6,195) and $(1,127), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio*	Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,301 and $4,640, respectively)	—	—	$50,796	$33,633
Interest	—	—	471	366
Income from Securities Lending, Net	—	—	1,674	5,593
Expenses Allocated from Affiliated Investment Companies	—	—	(3,484)	(5,378)
Income Distributions Received from Affiliated Investment Companies	$10,684	$2,805	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	10,684	2,805	49,457	34,214

Fund Expenses
Investment Management Fees	1,179	332	6,823	10,402
Accounting & Transfer Agent Fees	70	27	305	283
Custodian Fees	—	4	—	—
Filing Fees	12	12	22	28
Shareholders’ Reports	10	7	77	47
Directors’/Trustees’ Fees & Expenses	4	1	16	14
Professional Fees	6	1	25	23
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	11	4	12	10

Total Fund Expenses	1,299	388	7,280	10,807

Fees Waived, Expenses Reimbursed by Advisor (Note C)	912	268	2,353	4,001

Net Expenses	387	120	4,927	6,806

Net Investment Income (Loss)	10,297	2,685	44,530	27,408

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	643	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	12,620	6,322	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	16,226	37,348
Futures	—	419	—	—
Forward Currency Contracts	—	606	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	162,634	36,906	—	—
Transactions Allocated from Affiliated Investment Company***	—	—	590,240	481,073
Futures	—	128	—	—
Forward Currency Contracts	—	338	—	—
Net Realized and Unrealized Gain (Loss)	175,254	45,362	606,466	518,421

Net Increase (Decrease) in Net Assets Resulting from Operations	$185,551	$48,047	$650,996	$545,829

**	Net of foreign capital gain taxes withheld of $0, $0, $3,779 and $7,107, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,501) and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio*	Portfolio#	Value Portfolio#	Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,905, $0, $0 and $0, respectively)	$116,407	—	—	—
Interest	1,488	—	—	—
Income from Securities Lending, Net	5,131	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,756)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	115,270	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $35,224, $290 and $1,141, respectively)	—	$263,754	$2,391	$8,686
Income from Securities Lending, Net	—	17,306	102	287

Total Fund Investment Income	—	281,060	2,493	8,973

Fund Expenses
Investment Management Fees	20,188	42,078	620	1,181
Accounting & Transfer Agent Fees	499	1,837	30	67
Custodian Fees	—	4,692	93	206
Filing Fees	66	86	12	15
Shareholders’ Reports	114	337	13	12
Directors’/Trustees’ Fees & Expenses	37	87	1	2
Professional Fees	56	235	20	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	26
Other	26	389	7	18

Total Fund Expenses	20,986	49,741	796	1,544

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,314	—	50	5

Net Expenses	15,672	49,741	746	1,539

Net Investment Income (Loss)	99,598	231,319	1,747	7,434

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	8,101	9,079	(5,883)
Affiliated Investment Companies Shares Sold	—	14	—	—
Transactions Allocated from Affiliated Investment Company**	179,494	—	—	—
Futures	—	29,739	274	517
Foreign Currency Transactions	—	(2,223)	(96)	(121)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	—	3,377,554	24,111	112,764
Affiliated Investment Companies Shares	—	4	—	—
Transactions Allocated from Affiliated Investment Company***	1,356,362	—	—	—
Futures	—	4,543	77	—
Translation of Foreign Currency-Denominated Amounts	—	(367)	(3)	7

Net Realized and Unrealized Gain (Loss)	1,535,856	3,417,365	33,442	107,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,635,454	$3,648,684	$35,189	$114,718

**	Net of foreign capital gain taxes withheld of $15,954, $8,744, $464 and $13, respectively.
***	Including foreign capital gain taxes of $0, $(116,580), $(1,277) and $(4,316), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International		International Core		Global Small
	Portfolio		Equity Portfolio		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,013	$170,307	$447,316	$947,098	$629	$1,568
Capital Gain Distributions Received from Investment Securities	—	—	—	—	688	1,919
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,307)	(69,911)	114,974	(162,570)	—	—
Affiliated Investment Companies Shares Sold	8	13	59	120	34	(937)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	229	(481)
Futures	7,918	8,432	32,387	32,560	—	—
Foreign Currency Transactions	1,170	91	368	(2,848)	—	—
In-Kind Redemptions	27,888	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	760,667	582,750	3,925,435	2,887,117	—	—
Affiliated Investment Companies Shares	2	91	(13)	607	7,558	(3,170)
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	4,029	3,483
Futures	397	(3,575)	5,602	(19,076)	—	—
Translation of Foreign Currency-Denominated Amounts	(605)	934	(3,381)	7,274	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	869,151	689,132	4,522,747	3,690,282	13,167	2,382

Distributions:
Institutional Class Shares	(77,001)	(153,335)	(394,015)	(813,378)	(2,238)	(1,067)
Capital Share Transactions (1):
Shares Issued	403,714	812,786	1,825,976	3,267,486	11,401	8,814
Shares Issued in Lieu of Cash Distributions	69,240	139,664	378,683	782,611	2,237	1,067
Shares Redeemed	(521,814)	(1,190,458)	(2,615,492)	(5,765,854)	(8,267)	(20,517)

Net Increase (Decrease) from Capital Share Transactions	(48,860)	(238,008)	(410,833)	(1,715,757)	5,371	(10,636)

Total Increase (Decrease) in Net Assets	743,290	297,789	3,717,899	1,161,147	16,300	(9,321)
Net Assets
Beginning of Period	5,118,467	4,820,678	27,369,353	26,208,206	73,599	82,920

End of Period	$5,861,757	$5,118,467	$31,087,252	$27,369,353	$89,899	$73,599

(1) Shares Issued and Redeemed:
Shares Issued	15,307	33,599	120,703	230,239	795	660
Shares Issued in Lieu of Cash Distributions	2,692	5,698	25,626	55,029	160	82
Shares Redeemed	(19,830)	(48,975)	(172,929)	(407,698)	(580)	(1,532)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,831)	(9,678)	(26,600)	(122,430)	375	(790)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $17, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio#		Company Portfolio#		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$141,028	$306,140	$2,723	$6,022	$2,191	$8,891
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	72,052	(124,598)	5,612	6,571	(11,665)	(14,428)
Futures	17,779	11,496	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,406,186	818,605	15,906	32,438	30,931	11,518
Futures	(690)	(4,080)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,636,355	1,007,563	24,241	45,031	21,457	5,981

Distributions:
Institutional Class Shares	(139,936)	(431,764)	(13,108)	(15,684)	(8,400)	(23,333)
Capital Share Transactions (1):
Shares Issued	1,038,791	1,772,616	7,700	25,805	1,057	5,937
Shares Issued in Lieu of Cash Distributions	137,027	422,678	13,106	15,682	8,396	23,330
Shares Redeemed	(936,114)	(2,045,701)	(65,289)	(89,765)	(40,697)	(78,905)

Net Increase (Decrease) from Capital Share Transactions	239,704	149,593	(44,483)	(48,278)	(31,244)	(49,638)

Total Increase (Decrease) in Net Assets	1,736,123	725,392	(33,350)	(18,931)	(18,187)	(66,990)
Net Assets
Beginning of Period	10,045,487	9,320,095	248,620	267,551	163,212	230,202

End of Period	$11,781,610	$10,045,487	$215,270	$248,620	$145,025	$163,212

(1) Shares Issued and Redeemed:
Shares Issued	54,617	98,891	350	1,223	62	339
Shares Issued in Lieu of Cash Distributions	7,372	23,765	613	793	507	1,295
Shares Redeemed	(49,586)	(113,530)	(3,003)	(4,473)	(2,442)	(4,601)

Net Increase (Decrease) from Shares Issued and Redeemed	12,403	9,126	(2,040)	(2,457)	(1,873)	(2,967)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$302	$738	$8,121	$20,803	$72,287	$190,754
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(191,902)	(375,885)
Affiliated Investment Companies Shares Sold	—	—	—	—	7	39
Transactions Allocated from Affiliated Investment Company*,**	(253)	(1,041)	10,360	(6,379)	—	—
Futures	—	—	—	—	4,438	1,094
Foreign Currency Transactions	—	—	—	—	(387)	(927)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	—	—	—	—	553,009	106,639
Affiliated Investment Companies Shares	—	—	—	—	—	76
Transactions Allocated from Affiliated Investment Company***,****	3,978	2,081	100,684	59,050	—	—
Futures	—	—	—	—	379	(2,577)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	223	814

Net Increase (Decrease) in Net Assets Resulting from Operations	4,027	1,778	119,165	73,474	438,054	(79,973)

Distributions:
Institutional Class Shares	(430)	(438)	(4,345)	(21,516)	(185,455)	—
Capital Share Transactions (1):
Shares Issued	243	2,748	4,954	6,810	150,691	430,896
Shares Issued in Lieu of Cash Distributions	430	438	4,345	21,515	79,570	—
Shares Redeemed	(2,470)	(4,226)	(14,324)	(39,586)	(705,145)	(1,289,028)

Net Increase (Decrease) from Capital Share Transactions	(1,797)	(1,040)	(5,025)	(11,261)	(474,884)	(858,132)

Total Increase (Decrease) in Net Assets	1,800	300	109,795	40,697	(222,285)	(938,105)
Net Assets
Beginning of Period	18,698	18,398	657,020	616,323	3,514,043	4,452,148

End of Period	$20,498	$18,698	$766,815	$657,020	$3,291,758	$3,514,043

(1) Shares Issued and Redeemed:
Shares Issued	10	120	168	243	42,349	117,557
Shares Issued in Lieu of Cash Distributions	18	19	152	775	22,799	—
Shares Redeemed	(102)	(181)	(504)	(1,391)	(198,514)	(355,417)

Net Increase (Decrease) from Shares Issued and Redeemed	(74)	(42)	(184)	(373)	(133,366)	(237,860)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(3), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$200,775	$165,245	$169,203	$360,600	$48,165	$102,890
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(98,937)	30,694	177,738	94,798	(15,770)	(37,192)
Affiliated Investment Companies Shares Sold	(106,864)	(56,378)	19	18	6	(2)
Futures	5,474	935	16,801	12,515	4,842	1,361
Foreign Currency Transactions.	—	—	3,983	(43)	623	(374)
In-Kind Redemptions	—	—	—	—	19,173	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	504,220	(590,759)	1,350,707	1,270,150	443,122	348,448
Affiliated Investment Companies Shares	254,053	18,711	(2)	120	—	65
Futures	(862)	(1,144)	(573)	(5,611)	(559)	(755)
Translation of Foreign Currency-Denominated Amounts	—	—	(1,523)	1,733	(357)	446

Net Increase (Decrease) in Net Assets Resulting from Operations	757,859	(424,135)	1,716,353	1,734,280	499,245	414,887

Distributions:
Institutional Class Shares	(252,366)	(427,031)	(216,294)	(325,253)	(54,275)	(87,142)
Capital Share Transactions (1):
Shares Issued	686,671	1,700,976	332,822	797,051	138,673	255,188
Shares Issued in Lieu of Cash Distributions	240,943	409,942	184,971	279,530	53,900	86,542
Shares Redeemed	(1,248,101)	(2,468,944)	(850,154)	(2,108,611)	(240,873)	(520,271)

Net Increase (Decrease) from Capital Share Transactions	(320,487)	(358,026)	(332,361)	(1,032,030)	(48,300)	(178,541)

Total Increase (Decrease) in Net Assets	185,006	(1,209,192)	1,167,698	376,997	396,670	149,204
Net Assets
Beginning of Period	6,661,881	7,871,073	10,041,697	9,664,700	3,032,135	2,882,931

End of Period	$6,846,887	$6,661,881	$11,209,395	$10,041,697	$3,428,805	$3,032,135

(1) Shares Issued and Redeemed:
Shares Issued	69,929	174,511	15,846	40,801	10,468	20,731
Shares Issued in Lieu of Cash Distributions	24,143	40,790	9,146	14,462	4,155	7,002
Shares Redeemed	(127,432)	(252,569)	(40,455)	(107,327)	(18,289)	(42,435)

Net Increase (Decrease) from Shares Issued and Redeemed	(33,360)	(37,268)	(15,463)	(52,064)	(3,666)	(14,702)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,847	$45,066	$4,025	$10,060	$48,406	$111,651
Capital Gain Distributions Received from Investment Securities	—	—	27	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,401	(21,646)	—	—	1,331	(55,925)
Affiliated Investment Companies Shares Sold	7	5	253	5	10	(11)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,627	(1,412)	—	—
Futures	471	1,386	(19)	—	4,840	3,739
Foreign Currency Transactions	262	222	—	—	37	(264)
In-Kind Redemptions	10,005	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	172,984	202,380	—	—	489,135	386,976
Affiliated Investment Companies Shares	1	41	2,823	2,376	—	71
Transactions Allocated from Affiliated Investment Company***,****	—	—	31,142	22,935	—	—
Futures	104	(104)	—	—	183	(2,058)
Translation of Foreign Currency-Denominated Amounts	(160)	285	—	—	(305)	481

Net Increase (Decrease) in Net Assets Resulting from Operations	220,922	227,635	40,878	33,964	543,637	444,660

Distributions:
Institutional Class Shares	(14,501)	(42,438)	(4,259)	(9,912)	(46,828)	(109,998)
Capital Share Transactions (1):
Shares Issued	118,444	195,267	14,776	60,584	363,379	368,722
Shares Issued in Lieu of Cash Distributions	14,106	41,363	4,059	9,463	46,632	109,530
Shares Redeemed	(225,012)	(554,983)	(25,993)	(46,673)	(277,481)	(591,265)

Net Increase (Decrease) from Capital Share Transactions	(92,462)	(318,353)	(7,158)	23,374	132,530	(113,013)

Total Increase (Decrease) in Net Assets	113,959	(133,156)	29,461	47,426	629,339	221,649
Net Assets
Beginning of Period	1,473,478	1,606,634	241,685	194,259	3,343,709	3,122,060

End of Period	$1,587,437	$1,473,478	$271,146	$241,685	$3,973,048	$3,343,709

(1) Shares Issued and Redeemed:
Shares Issued	9,287	16,750	1,190	5,308	28,616	30,772
Shares Issued in Lieu of Cash Distributions	1,098	3,496	334	809	3,707	9,134
Shares Redeemed	(17,726)	(47,502)	(2,104)	(3,973)	(21,806)	(49,377)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,341)	(27,256)	(580)	2,144	10,517	(9,471)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $118 and $64, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(6,195), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $(3,037), respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,843	$20,581	$10,297	$19,797	$2,685	$5,621
Capital Gain Distributions Received from Investment Securities	—	—	—	13,934	643	4,197
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,434	(12,795)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	1	12,620	(1,692)	6,322	7,967
Futures	54	423	—	—	419	263
Foreign Currency Transactions	(7)	(77)	—	—	—	—
Forward Currency Contracts	—	—	—	—	606	(418)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	79,520	81,912	—	—	—	—
Affiliated Investment Companies Shares	—	1	162,634	60,732	36,906	8,278
Futures	—	—	—	—	128	(91)
Translation of Foreign Currency-Denominated Amounts	(55)	87	—	—	—	—
Forward Currency Contracts	—	—	—	—	338	344

Net Increase (Decrease) in Net Assets Resulting from Operations	104,790	90,133	185,551	92,771	48,047	26,161

Distributions:
Institutional Class Shares	(5,450)	(19,463)	(21,899)	(33,264)	(16,496)	(24,285)
Capital Share Transactions (1):
Shares Issued	19,324	87,117	34,839	84,179	8,946	20,252
Shares Issued in Lieu of Cash Distributions	5,444	19,439	18,712	28,882	16,391	24,140
Shares Redeemed	(48,566)	(107,529)	(106,589)	(163,853)	(26,903)	(61,646)

Net Increase (Decrease) from Capital Share Transactions	(23,798)	(973)	(53,038)	(50,792)	(1,566)	(17,254)

Total Increase (Decrease) in Net Assets	75,542	69,697	110,614	8,715	29,985	(15,378)
Net Assets
Beginning of Period	637,254	567,557	957,732	949,017	255,330	270,708

End of Period	$712,796	$637,254	$1,068,346	$957,732	$285,315	$255,330

(1) Shares Issued and Redeemed:
Shares Issued	1,406	6,858	1,592	4,274	448	1,108
Shares Issued in Lieu of Cash Distributions	398	1,517	874	1,471	871	1,379
Shares Redeemed	(3,518)	(8,458)	(4,721)	(8,261)	(1,378)	(3,346)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,714)	(83)	(2,255)	(2,516)	(59)	(859)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $364, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(1,127), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(877), $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,530	$139,980	$27,408	$102,728	$99,598	$425,751
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	16,226	(73,267)	37,348	(49,702)	179,494	14,022
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	590,240	442,787	481,073	476,925	1,356,362	1,068,150

Net Increase (Decrease) in Net Assets Resulting from Operations	650,996	509,500	545,829	529,951	1,635,454	1,507,923

Distributions:
Institutional Class Shares	(71,182)	(141,785)	(59,086)	(166,834)	(218,902)	(411,459)
Capital Share Transactions (1):
Shares Issued	404,530	658,031	189,585	411,134	427,643	1,241,262
Shares Issued in Lieu of Cash Distributions	68,598	136,792	54,774	155,308	208,342	393,166
Shares Issued upon Conversion from Class R2	—	—	—	—	—	18,520
Shares Redeemed	(412,236)	(774,254)	(490,285)	(637,349)	(1,237,223)	(2,425,659)

Net Increase (Decrease) from Capital Share Transactions	60,892	20,569	(245,926)	(70,907)	(601,238)	(772,711)

Total Increase (Decrease) in Net Assets	640,706	388,284	240,817	292,210	815,314	323,753
Net Assets
Beginning of Period	4,327,065	3,938,781	3,804,119	3,511,909	9,936,834	9,613,081

End of Period	$4,967,771	$4,327,065	$4,044,936	$3,804,119	$10,752,148	$9,936,834

(1) Shares Issued and Redeemed:
Shares Issued	14,838	24,952	8,435	19,271	14,706	44,938
Shares Issued in Lieu of Cash Distributions	2,587	5,259	2,473	7,416	7,375	14,282
Shares Issued upon Conversion from Class R2	—	—	—	—	—	644
Shares Redeemed	(15,124)	(29,645)	(21,749)	(30,005)	(42,243)	(88,320)

Net Increase (Decrease) from Shares Issued and Redeemed	2,301	566	(10,841)	(3,318)	(20,162)	(28,456)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,779, $7,107 and $15,954, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,501), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,421), $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted		Emerging Markets ex China Core
	Equity Portfolio		Value Portfolio		Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$231,319	$767,911	$1,747	$5,626	$7,434	$15,278
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8,101	(303,346)	9,079	4,557	(5,883)	(8,988)
Affiliated Investment Companies Shares Sold	14	24	—	1	—	—
Futures	29,739	21,786	274	254	517	249
Foreign Currency Transactions	(2,223)	(3,910)	(96)	(99)	(121)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,377,554	2,793,280	24,111	18,390	112,764	52,097
Affiliated Investment Companies Shares	4	172	—	1	—	3
Futures	4,543	(15,235)	77	(98)	—	—
Translation of Foreign Currency-Denominated Amounts	(367)	(119)	(3)	3	7	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,648,684	3,260,563	35,189	28,635	114,718	58,656

Distributions:
Institutional Class Shares.	(405,001)	(718,790)	(12,223)	(8,593)	(7,125)	(14,175)
Capital Share Transactions (1):
Shares Issued	2,447,682	3,784,373	23,206	40,849	204,455	236,642
Shares Issued in Lieu of Cash Distributions	386,656	685,310	11,989	8,389	6,337	12,679
Shares Redeemed	(2,128,598)	(4,985,104)	(32,581)	(40,028)	(55,835)	(147,159)

Net Increase (Decrease) from Capital Share Transactions	705,740	(515,421)	2,614	9,210	154,957	102,162

Total Increase (Decrease) in Net Assets	3,949,423	2,026,352	25,580	29,252	262,550	146,643
Net Assets
Beginning of Period	22,994,927	20,968,575	219,178	189,926	571,090	424,447

End of Period	$26,944,350	$22,994,927	$244,758	$219,178	$833,640	$571,090

(1) Shares Issued and Redeemed:
Shares Issued	110,566	180,050	2,128	3,944	20,801	27,058
Shares Issued in Lieu of Cash Distributions	17,916	32,622	1,134	836	662	1,440
Shares Redeemed	(96,123)	(237,918)	(3,002)	(3,874)	(5,646)	(16,908)

Net Increase (Decrease) from Shares Issued and Redeemed.	32,359	(25,246)	260	906	15,817	11,590

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $8,744, $464 and $13, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(116,580), $(1,277) and $(4,316), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(44,763), $(826) and $(1,977), respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$23.34		$21.06	$27.63	$20.90	$22.78	$21.29	$13.53		$12.22	$16.35	$12.08	$13.19 $	12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.76	0.78	0.70	0.49	0.70	0.22		0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59		2.22	(6.54)	6.70	(1.87)	1.47	2.03		1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	3.97		2.98	(5.76)	7.40	(1.38)	2.17	2.25		1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Period	$26.96		$23.34	$21.06	$27.63	$20.90	$22.78	$15.58		$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	17.10	%(B)	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	16.68	%(B)	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Period (thousands)	$5,861,757		$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$31,087,252		$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.17%	0.19%	0.22%	0.23%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.94	%(C)	3.12%	3.17%	2.65%	2.31%	3.22%	2.95	%(C)	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	5	%(B)	8%	9%	14%	19%	7%	6	%(B)	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$12.52	$15.52	$10.50	$11.07	$10.73	$16.90		$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.24	0.23	0.22	0.15	0.18	0.24		0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	2.13		0.02	(2.68)	4.97	(0.55)	0.27	2.52		1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	2.13		0.26	(2.45)	5.19	(0.40)	0.45	2.76		1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.26)		(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.24)		(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—		—	(0.30)	—	—	—	—		(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.26)		(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)		(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Period	$14.49		$12.62	$12.52	$15.52	$10.50	$11.07	$19.42		$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	17.88	%(B)	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	16.37	%(B)	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Period (thousands)	$89,899		$73,599	$82,920	$99,631	$43,568	$41,286	$11,781,610		$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *	0.42	%(C)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.65	%(C)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.81%	1.66%	1.49%	1.50%	1.69%	2.51	%(C)	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(C)	0.22%	0.22%	0.24%	0.27%	0.27%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.96		$18.69	$25.80	$23.39	$24.89	$25.70	$15.90		$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.49	0.48	0.44	0.40	0.45	0.24		0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.11		2.87	(6.33)	2.51	(0.91)	0.37	1.96		(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	2.38		3.36	(5.85)	2.95	(0.51)	0.82	2.20		0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(1.03)		(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.82)		(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.39)		(0.83)	(0.73)	—	(0.38)	(1.35)	—		(1.01)	(1.92)	—	—	—

Total Distributions	(1.42)		(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(0.82)		(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Period	$21.92		$20.96	$18.69	$25.80	$23.39	$24.89	$17.28		$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	11.52	%(B)	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	14.06	%(B)	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Period (thousands)	$215,270		$248,620	$267,551	$379,837	$466,696	$640,068	$145,025		$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets (D)	0.40	%(C)	0.40%	0.42%	0.47%	0.54%	0.55%	0.41	%(C)	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.50	%(C)	0.50%	0.52%	0.57%	0.64%	0.65%	0.51	%(C)	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.51	%(C)	2.33%	2.24%	1.69%	1.74%	1.91%	2.77	%(C)	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.17		$19.89	$31.72	$21.35	$27.85	$26.95	$25.68		$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.82	0.94	0.58	0.43	0.76	0.32		0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	4.29		0.96	(11.25)	10.31	(4.00)	1.68	4.36		1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	4.65		1.78	(10.31)	10.89	(3.57)	2.44	4.68		2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)		(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.17)		(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—		—	(0.55)	—	(2.25)	(1.07)	—		—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)		(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.17)		(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Period	$25.32		$21.17	$19.89	$31.72	$21.35	$27.85	$30.19		$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	22.13	%(B)	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	18.26	%(B)	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Period (thousands)	$20,498		$18,698	$18,398	$44,133	$16,867	$26,540	$766,815		$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets (D)	0.51	%(C)	0.51%	0.56%	0.59%	0.59%	0.59%	0.39	%(C)	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.61	%(C)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49	%(C)	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.01	%(C)	3.50%	3.62%	1.88%	1.89%	2.92%	2.19	%(C)	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio								DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$3.26		$3.38	$5.04	$3.77	$5.61		$4.85	$8.76		$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.16	0.15	0.16	0.15		0.20	0.27		0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		(0.28)	(1.44)	1.11	(1.35)		0.83	0.72		(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	0.41		(0.12)	(1.29)	1.27	(1.20)		1.03	0.99		(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—		—	—	—	—		—	—		(0.41)		(0.12)		(0.04)		(0.12)		(—)
Total Distributions	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Period	$3.48		$3.26	$3.38 $	5.04	$3.77		$5.61	$9.41		$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	12.51	%(B)	(3.55%)	(27.50%)	33.69%	(23.98%)		22.54%	11.13	%(B)	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Period (thousands)	$3,291,758		$3,514,043	$4,452,148	$5,987,464	$4,646,848		$6,297,963	$6,846,887		$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets*	0.27	%(C)	0.26%	0.27%	0.27%	0.26	%0.27%		0.22	%(C)(E)	0.23	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.27%		0.28%	0.29	%(C)(E)	0.31	%(E)	0.33	%(E)	0.34	%(E)	0.34	%(E)	0.35	%(E)
Ratio of Net Investment Income to Average Net Assets	4.19	%(C)	4.30%	3.67%	3.29%	3.61%		4.01%	5.58	%(C)	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	3	%(B)	6%	6%	8%	12%		8%	2	%(B)	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A		N/A	0.07	%(C)	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.20		$16.81	$22.14	$15.65	$18.58	$19.24	$11.87		$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.66	0.61	0.44	0.33	0.45	0.19		0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.97		2.33	(5.05)	6.48	(2.65)	(0.01)	1.77		1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	3.30		2.99	(4.44)	6.92	(2.32)	0.44	1.96		1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.39)		(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.21)		(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	(0.03)		—	(0.16)	—	(0.29)	(0.62)	—		—	(0.27)	—	—	(0.35)

Total Distributions	(0.42)		(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.21)		(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Period	$22.08		$19.20	$16.81	$22.14	$15.65	$18.58	$13.62		$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.37	%(B)	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	16.64	%(B)	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Period (thousands)	$11,209,395		$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,428,805		$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.42	%(C)	0.43%	0.46%	0.53%	0.65%	0.68%	0.34	%(C)	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding
Fees Paid Indirectly)	0.42	%(C)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34	%(C)	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.12	%(C)	3.35%	3.13%	2.13%	2.02%	2.48%	2.89	%(C)	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	7	%(B)	13%	24%	15%	14%	18%	6	%(B)	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023		2022		2021		2020		2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.20		$10.12	$13.73	$10.64	$10.74	$9.71	$11.34		$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.32	0.38	0.30	0.21	0.27	0.19		0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.07	(3.51)	3.08	(0.13)	1.00	1.76		1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.69		1.39	(3.13)	3.38	0.08	1.27	1.95		1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.11)		(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—		—	(0.11)	—	—	—	—		—		—		—		—		(0.23)

Total Distributions	(0.11)		(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Period	$12.78		$11.20	$10.12	$13.73	$10.64	$10.74	$13.08		$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	15.11	%(B)	13.58%	(23.22%)	31.85%	0.80%	13.19%	17.32	%(B)	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Period (thousands)	$1,587,437		$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$271,146		$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.30%	0.30%	0.33%	0.37	%(C)(E)	0.36	%(E)	0.40	%(E)	0.44	%(E)	0.50	%(E)	0.54	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.30%	0.30%	0.31%	0.34%	0.56	%(C)(E)	0.55	%(E)	0.59	%(E)	0.64	%(E)	0.71	%(E)	0.76	%(E)
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	2.71%	3.15%	2.30%	1.97%	2.69%	3.11	%(C)	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	6	%(B)	11%	22%	15%	15%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.44		$10.35	$13.84	$10.44	$11.17	$10.65	$12.39		$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.40	0.33	0.24	0.33	0.17		0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.08	(3.48)	3.40	(0.74)	0.56	1.89		1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.85		1.46	(3.08)	3.73	(0.50)	0.89	2.06		1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.11)		(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—		—	—	—	—	(0.05)	—		—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.11)		(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Period	$13.13		$11.44	$10.35	$13.84	$10.44	$11.17	$14.34		$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	16.23	%(B)	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	16.65	%(B)	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Period (thousands)	$3,973,048		$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$712,796		$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.30%	0.32%	0.35%	0.37%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	3.12%	3.25%	2.49%	2.26%	3.02%	2.55	%(C)	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	6	%(B)	10%	12%	6%	13%	8%	8	%(B)	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.35		$18.24	$22.56	$16.29	$16.42	$15.40	$18.10		$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.39	0.45	0.34	0.29	0.35	0.19		0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	3.49		1.38	(4.15)	6.27	(0.10)	1.13	3.21		1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	3.70		1.77	(3.70)	6.61	0.19	1.48	3.40		1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.21)		(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(0.47)		(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.23)		(0.27)	(0.17)	—	(0.03)	(0.11)	(0.72)		(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.44)		(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.19)		(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Period	$22.61		$19.35	$18.24	$22.56	$16.29	$16.42	$20.31		$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	19.27	%(B)	9.65%	(16.62%)	40.75%	1.25%	9.94%	19.31	%(B)	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Period (thousands)	$1,068,346		$957,732	$949,017	$1,088,714	$769,602	$879,553	$285,315		$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.28%	0.32%	0.33%	0.32	%(C)	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44	%(C)	0.44%	0.45%	0.46%	0.56%	0.60%	0.51	%(C)	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	1.94%	2.22%	1.64%	1.81%	2.23%	1.94	%(C)	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.20%	0.22%	0.25%	0.27%	0.23	%(C)	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.94		$22.78	$33.05	$27.64	$27.56	$25.46	$20.69		$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.82	0.88	0.74	0.55	0.73	0.15		0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		2.17	(9.07)	5.32	0.07	2.05	2.87		2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	3.73		2.99	(8.19)	6.06	0.62	2.78	3.02		2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.41)		(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.33)		(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	—		(0.06)	(1.17)	—	—	—	—		(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.41)		(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.33)		(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Period	$28.26		$24.94	$22.78	$33.05	$27.64	$27.56	$23.38		$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	15.07	%(B)	13.02%	(25.94%)	21.91%	2.36%	11.06%	14.67	%(B)	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Period (thousands)	$4,967,771		$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$4,044,936		$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets (D)	0.36	%(C)	0.35%	0.36%	0.39%	0.44%	0.48%	0.61	%(C)	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.46	%(C)	0.45%	0.46%	0.49%	0.54%	0.58%	0.81	%(C)	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	3.11%	3.05%	2.19%	2.07%	2.70%	1.37	%(C)	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio							Emerging Markets Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$26.79		$24.08	$31.48	$23.93	$27.34	$26.81	$20.32		$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		1.12	1.32	0.90	0.71	0.70	0.20		0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	4.20		2.68	(7.34)	7.50	(3.35)	0.57	2.99		2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	4.47		3.80	(6.02)	8.40	(2.64)	1.27	3.19		2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Period	$30.66		$26.79	$24.08	$31.48	$23.93	$27.34	$23.15		$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	16.87	%(B)	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.82	%(B)	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Period (thousands)	$10,752,148		$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$26,944,350		$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets (D)	0.44	%(C)	0.44%	0.45%	0.49%	0.52%	0.56%	0.39	%(C)	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (D)	0.54	%(C)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39	%(C)	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.87	%(C)	4.03%	4.49%	2.92%	2.87%	2.54%	1.81	%(C)	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	5	%(B)	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio								Emerging Markets Ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019		Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$9.29	$13.13	$9.71	$10.43	$10.00		$8.62		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.27	0.30	0.28	0.21	0.24		0.10		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.55		1.13	(2.85)	3.39	(0.59)	0.20		1.53		0.83	(2.28)

Total from Investment Operations	1.63		1.40	(2.55)	3.67	(0.38)	0.44		1.63		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.39)		(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.10)		(0.23)	(0.24)
Net Realized Gains	(0.18)		(0.18)	(0.87)	(0.02)	(0.11)	—		—		—	—

Total Distributions	(0.57)		(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.10)		(0.23)	(0.24)

Net Asset Value, End of Period	$11.33		$10.27	$9.29	$13.13	$9.71	$10.43		$10.15		$8.62	$7.76

Total Return	16.28	%(B)	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(B)	19.01	%(B)	14.04%	(20.16	%)(B)

Net Assets, End of Period (thousands)	$244,758		$219,178	$189,926	$234,921	$170,163	$114,360		$833,640		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.63	%(C)	0.66%	0.66%	0.72%	0.84%	0.85	%(C)(F)	0.43	%(C)	0.42%	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67	%(C)	0.67%	0.66%	0.72%	0.87%	0.95	%(C)(F)	0.43	%(C)	0.47%	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	1.46	%(C)	2.55%	2.72%	2.19%	2.26%	2.30	%(C)(F)	2.08	%(C)	2.94%	3.20	%(C)
Portfolio Turnover Rate	12	%(B)	24%	28%	29%	34%	12	%(B)	2	%(B)	16%	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2024, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/24
Japanese Small Company Portfolio	The Japanese Small Company Series	13%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	10%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	93%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	55%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%

International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	—	$95
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	109
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	79
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	10

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Continental Small Company Portfolio (4)	0.42%	0.35%	$1	$373
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	2	2,371
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	241
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	7	912
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	268
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,353
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	4,001
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,314
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	—	50
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	26	5

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the Emerging Markets Targeted Value Portfolio was 0.85% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its

Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.
(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024		10/31/2025	10/31/2026		4/30/2027		Total
Global Small Company Portfolio	$128		$205	$194		$95		$622
United Kingdom Small Company Portfolio	—	*	9	—	*	—	*	9
DFA Global Real Estate Securities Portfolio	5,024		8,559	6,580		2,371		22,534
World Core Equity Portfolio	178		126	65		31		400
Emerging Markets Targeted Value Portfolio	—		—	—		50		50
Emerging Markets ex China Core Equity Portfolio	—		304	211		5		520

*	Amount less than $500

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$73
DFA International Real Estate Securities Portfolio	82
DFA Global Real Estate Securities Portfolio	17

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$29
International Core Equity Portfolio	27
Global Small Company Portfolio	—
International Small Company Portfolio	104
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	15
DFA Global Real Estate Securities Portfolio	7

DFA International Small Cap Value Portfolio	$174
International Vector Equity Portfolio	4
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	3
World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	50
Emerging Markets Value Portfolio	264
Emerging Markets Core Equity Portfolio	87
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$274,105	$296,909
International Core Equity Portfolio	1,890,990	2,327,449
DFA International Real Estate Securities Portfolio	86,150	669,212
DFA Global Real Estate Securities Portfolio	115,665	149,458
DFA International Small Cap Value Portfolio	791,703	1,132,647
International Vector Equity Portfolio	198,659	233,783
International High Relative Profitability Portfolio	98,059	162,268
World ex U.S. Core Equity Portfolio	349,737	220,404
World ex U.S. Targeted Value Portfolio	53,349	73,553
Emerging Markets Core Equity Portfolio	1,701,855	1,194,012
Emerging Markets Targeted Value Portfolio	28,204	36,766
Emerging Markets ex China Core Equity Portfolio	171,855	15,159

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

Total	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Total	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

Total	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

Total	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,059,809	$58,587	$449,997	$(106,864)	$254,050	$1,815,585	521,720	$104,602	—
The DFA Short Term Investment Fund	339,950	646,405	846,459	—	3	139,899	12,094	4,444	—

Total	$2,399,759	$704,992	$1,296,456	$(106,864)	$254,053	$1,955,484	533,814	$109,046	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

Total	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

Total	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

Total	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

Total	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

Total	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

Total	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$582,234	$8,543	$51,582	$9,404	$109,833	$658,432	17,368	$4,910	—
International Core Equity Portfolio	265,142	7,022	24,646	2,851	37,793	288,162	18,496	3,820	—
Emerging Markets Core Equity Portfolio	110,391	5,129	9,390	365	15,008	121,503	5,249	1,949	—

Total	$957,767	$20,694	$85,618	$12,620	$162,634	$1,068,097	41,113	$10,679	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$141,618	$7,466	$15,056	$4,973	$22,369	$161,370	4,753	$1,017	$643
International Core Equity Portfolio	66,213	3,649	7,967	1,060	8,809	71,764	4,606	930	—
Emerging Markets Core Equity Portfolio	44,230	4,360	5,905	289	5,728	48,702	2,104	759	—

Total	$252,061	$15,475	$28,928	$6,322	$36,906	$281,836	11,463	$2,706	$643

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

Total	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Total	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

Total	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2022	$483,283	$367,884	—	$851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912
World ex U.S. Core Equity Portfolio
2022	119,143	—	—	119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio
2022	$157,133	$215,646	—	$372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)
Continental Small Company Portfolio	(269)	—	(269)
DFA Global Real Estate Securities Portfolio	(3,291)	(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Small Cap Portfolio	$(5,646)	—	$(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595
Selectively Hedged Global Equity Portfolio	4,411	9,926	—	86,208	100,545
Emerging Markets Portfolio	51,190	—	(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,037,846	$2,172,160	$(161,583)	$2,010,577
International Core Equity Portfolio	25,047,113	9,431,608	(2,371,003)	7,060,605
Global Small Company Portfolio	76,234	15,672	(172)	15,500
International Small Company Portfolio	10,503,827	1,543,710	(91,969)	1,451,741
Japanese Small Company Portfolio	201,173	28,556	—	28,556
Asia Pacific Small Company Portfolio	178,489	—	(24,808)	(24,808)
United Kingdom Small Company Portfolio	18,661	3,130	—	3,130
Continental Small Company Portfolio	636,585	134,528	—	134,528
DFA International Real Estate Securities Portfolio	3,898,228	488,578	(770,244)	(281,666)
DFA Global Real Estate Securities Portfolio	7,390,107	793,241	(1,073,823)	(280,582)
DFA International Small Cap Value Portfolio	9,397,153	2,929,961	(854,010)	2,075,951
International Vector Equity Portfolio	2,716,329	1,041,052	(191,261)	849,791

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International High Relative Profitability Portfolio	$1,335,799	$399,025	$(68,631)	$330,394
World ex U.S. Value Portfolio	213,979	59,559	—	59,559
World ex U.S. Core Equity Portfolio	3,308,095	1,174,913	(373,204)	801,709
World ex U.S. Targeted Value Portfolio	648,204	142,713	(65,339)	77,374
World Core Equity Portfolio	681,915	417,338	—	417,338
Selectively Hedged Global Equity Portfolio	158,946	127,788	(56)	127,732
Emerging Markets Portfolio	3,101,710	1,943,744	—	1,943,744
Emerging Markets Small Cap Portfolio	3,305,330	863,570	—	863,570
Emerging Markets Value Portfolio	8,899,093	2,096,033	—	2,096,033
Emerging Markets Core Equity Portfolio	20,216,757	10,542,274	(3,126,593)	7,415,681
Emerging Markets Targeted Value Portfolio	219,705	62,387	(30,718)	31,669
Emerging Markets ex China Core Equity Portfolio	759,877	153,685	(58,959)	94,726

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$50,915
International Core Equity Portfolio	—	263,041
International Small Company Portfolio	—	96,603
DFA International Real Estate Securities Portfolio	—	27,806
DFA Global Real Estate Securities Portfolio	—	31,512
DFA International Small Cap Value Portfolio	—	107,073
International Vector Equity Portfolio	—	26,414
International High Relative Profitability Portfolio	—	2,898
World ex U.S. Core Equity Portfolio	—	30,755
World ex U.S. Targeted Value Portfolio	—	1,021
Selectively Hedged Global Equity Portfolio	72,723	3,326

	Forward Currency Contracts*	Futures**
Emerging Markets Core Equity Portfolio	$—	$223,684
Emerging Markets Targeted Value Portfolio	—	1,672
Emerging Markets ex China Core Equity Portfolio	—	3,402

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$842	$842

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(1,746)	—	$(1,746)
International Core Equity Portfolio	(7,578)	—	(7,578)
International Small Company Portfolio	(2,358)	—	(2,358)
DFA International Real Estate Securities Portfolio	(618)	—	(618)
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(2,761)	—	(2,761)
International Vector Equity Portfolio	(875)	—	(875)
World ex U.S. Core Equity Portfolio	(1,008)	—	(1,008)
Selectively Hedged Global Equity Portfolio	(151)	$(56)	(95)
Emerging Markets Core Equity Portfolio	(4,961)	—	(4,961)
Emerging Markets Targeted Value Portfolio	(21)	—	(21)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$7,918	—	$7,918
International Core Equity Portfolio	32,387	—	32,387
International Small Company Portfolio	17,779	—	17,779
DFA International Real Estate Securities Portfolio	4,438	—	4,438
DFA Global Real Estate Securities Portfolio	5,474	—	5,474
DFA International Small Cap Value Portfolio	16,801	—	16,801
International Vector Equity Portfolio	4,842	—	4,842
International High Relative Profitability Portfolio	471	—	471
World ex U.S. Value Portfolio	(19)	—	(19)
World ex U.S. Core Equity Portfolio	4,840	—	4,840
World ex U.S. Targeted Value Portfolio	54	—	54
Selectively Hedged Global Equity Portfolio	1,025	$606	419
Emerging Markets Core Equity Portfolio	29,739	—	29,739
Emerging Markets Targeted Value Portfolio	274	—	274
Emerging Markets ex China Core Equity Portfolio	517	—	517

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$397	—	$397
International Core Equity Portfolio	5,602	—	5,602
International Small Company Portfolio	(690)	—	(690)
DFA International Real Estate Securities Portfolio	379	—	379
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(573)	—	(573)
International Vector Equity Portfolio	(559)	—	(559)
International High Relative Profitability Portfolio	104	—	104
World ex U.S. Core Equity Portfolio	183	—	183
Selectively Hedged Global Equity Portfolio	466	$338	128
Emerging Markets Core Equity Portfolio	4,543	—	4,543
Emerging Markets Targeted Value Portfolio	77	—	77

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a

Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A.	$79	$79	$(5)	—	—	$74	$5	$5	$(5)	—	—	—
Morgan Stanley and Co. International	62	62	—	—	—	62	—	—	—	—	—	—
Bank of New York Mellon	115	115	—	—	—	115	—	—	—	—	—	—
State Street Bank and Trust	101	101	—	—	—	101	—	—	—	—	—	—
Bank of America Corp.	485	485	(51)	—	—	434	51	51	(51)	—	—	—

Total	$842	$842	$(56)	—	—	$786	$56	$56	$(56)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Large Cap International Portfolio	6.08%	$801	2	—	$1,446	—
International Core Equity Portfolio	6.08%	3,810	5	$3	10,329	—
Global Small Company Portfolio	6.08%	59	36	—	288	—
DFA International Real Estate Securities Portfolio	6.08%	5,116	22	19	12,895	—
DFA Global Real Estate Securities Portfolio	6.08%	2,856	20	10	15,773	—
DFA International Small Cap Value Portfolio	6.08%	3,623	9	6	11,236	—
International High Relative Profitability Portfolio	6.08%	821	43	6	3,894	—
World ex U.S. Value Portfolio	6.08%	155	31	1	844	—
World ex U.S. Targeted Value Portfolio	6.08%	592	46	5	4,650	—
World Core Equity Portfolio	6.08%	789	40	5	10,024	—
Emerging Markets Targeted Value Portfolio	6.08%	4,300	4	3	5,605	—
Emerging Markets ex China Core Equity Portfolio	6.08%	3,943	4	3	4,298	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
DFA International Real Estate Securities Portfolio	Borrower	5.69%	$25,470	2	$8	$25,909	—
DFA Global Real Estate Securities Portfolio	Borrower	5.70%	27,832	3	13	35,287	—
DFA International Small Cap Value Portfolio	Borrower	5.70%	44,767	1	7	44,767	—
International High Relative Profitability Portfolio	Borrower	5.69%	25,404	2	8	25,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$63,963	$48,395	$(4,288)
International Core Equity Portfolio	112,148	201,676	(29,390)
DFA Global Real Estate Securities Portfolio	10,698	3,222	(5,172)
DFA International Small Cap Value Portfolio	168,635	163,507	30,856

Portfolio	Purchases	Sales	Realized Gain (Loss)
International Vector Equity Portfolio	$19,089	$32,518	$(6,009)
International High Relative Profitability Portfolio	17,423	16,074	(714)
World ex U.S. Core Equity Portfolio	10,230	28,211	(4,489)
World ex U.S. Targeted Value Portfolio	5,148	11,678	3,556
Emerging Markets Core Equity Portfolio	3,536	2,440	(376)
Emerging Markets Targeted Value Portfolio	129	213	13
Emerging Markets ex China Core Equity Portfolio	742	—	—

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$45,225
International Core Equity Portfolio	410,217
DFA International Real Estate Securities Portfolio	41,213
DFA International Small Cap Value Portfolio	113,364
International Vector Equity Portfolio	54,008
International High Relative Profitability Portfolio	9,035
World ex U.S. Core Equity Portfolio	72,395
World ex U.S. Targeted Value Portfolio	10,645
Emerging Markets Core Equity Portfolio	1,192,972
Emerging Markets Targeted Value Portfolio	6,208
Emerging Markets ex China Core Equity Portfolio	13,920

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

Large Cap International Portfolio	$27,888
International Vector Equity Portfolio	19,173
International High Relative Profitability Portfolio	10,005

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	77%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	3	90%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	82%
Asia Pacific Small Company Portfolio	2	89%
United Kingdom Small Company Portfolio	3	90%
Continental Small Company Portfolio	2	96%
DFA International Real Estate Securities Portfolio	4	94%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	90%
International High Relative Profitability Portfolio	2	85%
World ex U.S. Value Portfolio	5	80%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	5	88%
Selectively Hedged Global Equity Portfolio	4	92%
Emerging Markets Portfolio	3	69%
Emerging Markets Small Cap Portfolio	2	62%
Emerging Markets Value Portfolio	3	47%
Emerging Markets Core Equity Portfolio	2	61%
Emerging Markets Targeted Value Portfolio	2	92%
Emerging Markets ex China Core Equity Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
Large Cap International Portfolio	$40,043	1,462,919	$55
International Vector Equity Portfolio	31,278	2,340,754	44
International High Relative Profitability Portfolio	16,319	1,239,923	24

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,175.70	0.28%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.	$8,972,005,892

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$8,972,005,892

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,972,006
Receivables:
Fund Shares Sold	5,910
Prepaid Expenses and Other Assets	33

Total Assets	8,977,949

LIABILITIES:
Payables:
Fund Shares Redeemed	4,444
Due to Advisor	369
Accrued Expenses and Other Liabilities	251

Total Liabilities	5,064

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,972,885

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,972,885 and shares outstanding of 427,029,989, $0.01 Par Value (1)	$21.01

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,292,926
Total Distributable Earnings (Loss)	1,679,959

NET ASSETS	$8,972,885

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,348)	$171,839
Interest	747
Income from Securities Lending, Net	1,520
Expenses Allocated from Affiliated Investment Companies	(9,479)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	164,627

Fund Expenses
Investment Management Fees	11,148
Accounting & Transfer Agent Fees	566
Filing Fees	33
Shareholders’ Reports	182
Directors’/Trustees’ Fees & Expenses	31
Professional Fees	55
Previously Waived Fees Recovered by Advisor (Note C)	14
Other	80

Total Fund Expenses	12,109

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8,938

Net Expenses	3,171

Net Investment Income (Loss)	161,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	119,283
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	1,157,805

Net Realized and Unrealized Gain (Loss)	1,277,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,438,544

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$161,456	$366,595
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	119,283	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,157,805	949,714

Net Increase (Decrease) in Net Assets Resulting from Operations	1,438,544	1,268,994

Distributions:
Class R2 Shares	—	43
Institutional Class Shares	(147,626)	(351,486)

Total Distributions	(147,626)	(351,443)

Capital Share Transactions (1):
Shares Issued	729,459	1,196,309
Shares Issued in Lieu of Cash Distributions	144,811	344,995
Shares Redeemed	(1,430,430)	(1,714,650)

Net Increase (Decrease) from Capital Share Transactions	(556,160)	(173,346)

Total Increase (Decrease) in Net Assets	734,758	744,205
Net Assets
Beginning of Period	8,238,127	7,493,922

End of Period	$8,972,885	$8,238,127

(1) Shares Issued and Redeemed:
Shares Issued	36,085	63,752
Shares Issued in Lieu of Cash Distributions	7,367	18,392
Shares Redeemed	(69,793)	(91,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,341)	(9,585)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$18.17		$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	2.81		1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	3.17		2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.33)		(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—		—	(0.04)	—	—	(0.52)

Total Distributions	(0.33)		(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Period	$21.01		$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	17.57	%(B)	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Period (thousands)	$8,972,885		$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets (D)	0.28	%(C)	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.48	%(C)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62	%(C)	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2024, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024 and waived fees/assumed expenses during the six months ended April 30, 2024, are reflected below (amounts in thousands).

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$14	$8,938

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, effective February 28, 2024, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$109

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,413,790	$1,601,455	—	$1,601,455

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024, the DFA International Value Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
DFA International Value Portfolio	$162,253	7,722,355	$226

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,175.70	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,116.60	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,142.30	0.12%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,223.70	0.11%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,184.20	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,159.50	0.11%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,151.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,148.50	0.27%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.3%
Consumer Discretionary	13.2%
Consumer Staples	3.7%
Energy	15.4%
Financials	30.2%
Health Care	6.6%
Industrials	10.6%
Information Technology	1.6%
Materials	12.7%
Real Estate	2.0%
Utilities	0.7%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	15.3%
Consumer Staples	8.0%
Energy	0.8%
Financials	9.3%
Health Care	5.4%
Industrials	29.7%
Information Technology	13.2%
Materials	12.9%
Real Estate	1.6%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.3%
Consumer Discretionary	19.5%
Consumer Staples	5.8%
Energy	5.6%
Financials	13.4%
Health Care	5.4%
Industrials	12.5%
Information Technology	8.1%
Materials	18.6%
Real Estate	6.7%
Utilities	0.1%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.7%
Consumer Discretionary	19.1%
Consumer Staples	7.7%
Energy	2.9%
Financials	21.7%
Health Care	2.5%
Industrials	24.5%
Information Technology	5.5%
Materials	6.3%
Real Estate	2.7%
Utilities	2.4%

100.0%

The Continental Small Company Series
Communication Services	4.5%
Consumer Discretionary	8.2%
Consumer Staples	4.4%
Energy	3.4%
Financials	16.9%
Health Care	6.2%
Industrials	28.6%
Information Technology	9.5%
Materials	9.0%
Real Estate	5.4%
Utilities	3.9%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	4.1%
Consumer Staples	4.6%
Energy	24.5%
Financials	7.3%
Health Care	2.5%
Industrials	14.9%
Information Technology	4.6%
Materials	25.5%
Real Estate	3.3%
Utilities	7.8%

100.0%

The Emerging Markets Series
Communication Services	8.2%
Consumer Discretionary	12.0%
Consumer Staples	5.9%
Energy	5.8%
Financials	21.8%
Health Care	3.9%
Industrials	8.7%
Information Technology	20.5%
Materials	8.7%
Real Estate	1.8%
Utilities	2.7%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	12.5%
Consumer Staples	6.5%
Energy	1.9%
Financials	10.6%
Health Care	8.0%
Industrials	18.4%
Information Technology	14.9%
Materials	14.9%
Real Estate	5.1%
Utilities	3.9%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,720,839	$67,138,539	0.5%
National Australia Bank Ltd.	5,570,044	120,744,740	1.0%
Santos Ltd.	14,074,222	69,067,329	0.6%
Westpac Banking Corp.	5,237,352	86,973,266	0.7%
Woodside Energy Group Ltd.	3,761,716	67,398,682	0.5%
Other Securities		353,258,928	2.8%

TOTAL AUSTRALIA		764,581,484	6.1%

AUSTRIA — (0.1%)
Other Securities		10,364,334	0.1%

BELGIUM — (0.7%)
Other Securities		88,201,536	0.7%

CANADA — (10.2%)
Bank of Montreal	1,308,032	116,833,418	0.9%
# Bank of Nova Scotia	1,809,424	83,052,562	0.7%
Canadian Imperial Bank of Commerce	1,726,071	80,570,459	0.6%
Fairfax Financial Holdings Ltd.	96,097	104,477,784	0.8%
Manulife Financial Corp.	3,267,295	76,193,319	0.6%
Nutrien Ltd.	1,194,529	63,035,285	0.5%
Suncor Energy, Inc.	2,343,254	89,488,870	0.7%
Teck Resources Ltd., Class B	2,373,766	116,765,550	0.9%
# Toronto-Dominion Bank	1,259,832	74,733,234	0.6%
Other Securities		492,933,508	4.0%

TOTAL CANADA		1,298,083,989	10.3%

DENMARK — (2.6%)
Other Securities		333,225,955	2.7%

FINLAND — (0.7%)
Other Securities		90,445,884	0.7%

FRANCE — (10.9%)
BNP Paribas SA	1,245,833	89,652,462	0.7%
Cie de Saint-Gobain SA	1,944,950	153,811,784	1.2%
Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516	0.8%
Orange SA	7,524,383	83,748,511	0.7%
Publicis Groupe SA	572,887	63,216,237	0.5%
Sanofi SA	1,294,731	127,910,431	1.0%
TotalEnergies SE	6,761,803	490,898,501	3.9%
Other Securities		280,886,227	2.3%

TOTAL FRANCE		1,395,419,669	11.1%

GERMANY — (6.1%)
BASF SE	1,328,093	69,587,493	0.6%
Bayerische Motoren Werke AG	915,630	99,757,239	0.8%
Daimler Truck Holding AG	1,562,210	70,449,776	0.6%
Mercedes-Benz Group AG	2,408,921	182,212,921	1.4%
Other Securities		358,713,481	2.8%

TOTAL GERMANY		780,720,910	6.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.2%)
Other Securities		$151,695,444	1.2%

IRELAND — (0.2%)
Other Securities		28,993,455	0.2%

ISRAEL — (0.5%)
Other Securities		63,487,764	0.5%

ITALY — (2.7%)
# Stellantis NV	3,233,234	71,540,140	0.6%
UniCredit SpA	4,033,254	148,038,025	1.2%
Other Securities		124,255,029	0.9%

TOTAL ITALY		343,833,194	2.7%

JAPAN — (21.0%)
Honda Motor Co. Ltd.	10,142,400	115,395,936	0.9%
Mitsubishi Corp.	4,952,200	113,254,674	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,604,650	105,636,637	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222	0.7%
Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586	0.6%
Toyota Motor Corp.	4,626,850	105,531,855	0.8%
Other Securities		2,089,448,091	16.7%

TOTAL JAPAN		2,683,468,001	21.4%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	78,602,570	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	121,527,947	1.0%
Other Securities		284,920,138	2.3%

TOTAL NETHERLANDS		485,050,655	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,639,643	0.2%

NORWAY — (0.8%)
Other Securities		104,525,067	0.8%

PORTUGAL — (0.1%)
Other Securities		17,222,936	0.2%

SINGAPORE — (0.9%)
Other Securities		115,436,172	0.9%

SPAIN — (2.9%)
Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413	0.6%
# Banco Santander SA	33,828,020	164,594,695	1.3%
Banco Santander SA, Sponsored ADR	219,342	1,052,842	0.0%
Repsol SA	5,175,215	81,230,579	0.6%
Other Securities		55,639,770	0.5%

TOTAL SPAIN		374,451,299	3.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.1%)
Other Securities		$264,895,236	2.1%

SWITZERLAND — (9.5%)
Cie Financiere Richemont SA, Class A	787,983	108,920,549	0.9%
Holcim AG	895,794	74,984,857	0.6%
Lonza Group AG	120,322	66,416,929	0.5%
Novartis AG	1,526,421	148,150,570	1.2%
Novartis AG, Sponsored ADR	1,104,091	107,240,359	0.9%
UBS Group AG	5,916,152	155,377,485	1.2%
#* UBS Group AG	1,123,339	30,161,636	0.2%
Zurich Insurance Group AG	344,994	166,993,077	1.3%
Other Securities		361,262,905	2.9%

TOTAL SWITZERLAND		1,219,508,367	9.7%

UNITED KINGDOM — (12.1%)
Glencore PLC	12,728,997	74,064,434	0.6%
HSBC Holdings PLC	11,272,844	97,712,457	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850	0.7%
Lloyds Banking Group PLC	129,529,683	83,596,212	0.7%
Shell PLC	307,658	10,936,810	0.1%
Shell PLC, ADR	8,324,491	596,533,025	4.7%
Other Securities		593,743,571	4.7%

TOTAL UNITED KINGDOM		1,547,593,359	12.3%

UNITED STATES — (0.2%)
Other Securities		26,693,766	0.2%

TOTAL COMMON STOCKS		12,206,538,119	97.2%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		95,497,709	0.7%

TOTAL INVESTMENT SECURITIES (Cost $ 9,614,807,124)		12,302,035,828

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	41,646,336	481,764,815	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $ 10,096,565,575)		$12,783,800,643	101.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766
Preferred Stocks
Germany	—	95,497,709	—	95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.1%)
Other Securities		$62,909,718	2.1%

CONSUMER DISCRETIONARY — (15.1%)
Food & Life Cos. Ltd.	547,600	10,350,094	0.4%
Kyoritsu Maintenance Co. Ltd.	360,800	7,694,293	0.3%
#* Mercari, Inc.	641,700	7,419,895	0.3%
NHK Spring Co. Ltd.	943,987	9,567,160	0.3%
Resorttrust, Inc.	477,064	7,895,577	0.3%
Tomy Co. Ltd.	510,693	8,165,540	0.3%
Other Securities		402,917,838	13.2%

TOTAL CONSUMER DISCRETIONARY		454,010,397	15.1%

CONSUMER STAPLES — (7.9%)
Morinaga Milk Industry Co. Ltd.	381,100	7,467,806	0.3%
Nissui Corp.	1,737,200	10,423,613	0.4%
Other Securities		218,966,614	7.2%

TOTAL CONSUMER STAPLES		236,858,033	7.9%

ENERGY — (0.8%)
Other Securities		24,392,797	0.8%

FINANCIALS — (9.2%)
77 Bank Ltd.	330,252	9,336,324	0.3%
Gunma Bank Ltd.	1,655,269	10,074,228	0.3%
Hirogin Holdings, Inc.	1,462,700	10,526,124	0.4%
Hokuhoku Financial Group, Inc.	650,353	7,977,844	0.3%
Nishi-Nippon Financial Holdings, Inc.	703,300	8,891,429	0.3%
Yamaguchi Financial Group, Inc.	879,230	8,881,638	0.3%
Other Securities		219,938,310	7.2%

TOTAL FINANCIALS		275,625,897	9.1%

HEALTH CARE — (5.3%)
Jeol Ltd.	247,200	9,793,908	0.3%
Sawai Group Holdings Co. Ltd.	219,400	8,176,036	0.3%
Tsumura & Co.	307,918	7,419,806	0.3%
Other Securities		134,470,298	4.4%

TOTAL HEALTH CARE		159,860,048	5.3%

INDUSTRIALS — (29.4%)
EXEO Group, Inc.	856,372	9,333,805	0.3%
Furukawa Electric Co. Ltd.	380,200	8,140,413	0.3%
GS Yuasa Corp.	417,183	7,871,173	0.3%
Hitachi Zosen Corp.	982,779	7,606,599	0.3%
Inaba Denki Sangyo Co. Ltd.	313,900	7,323,456	0.3%
Kanematsu Corp.	470,325	7,647,398	0.3%
Kokuyo Co. Ltd.	454,525	7,765,176	0.3%
Mabuchi Motor Co. Ltd.	483,268	7,484,797	0.3%
MEITEC Group Holdings, Inc.	453,200	8,452,181	0.3%
Nagase & Co. Ltd.	558,800	9,667,429	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	366,500	$10,045,658	0.3%
Nihon M&A Center Holdings, Inc.	1,777,000	9,726,109	0.3%
* Park24 Co. Ltd.	743,272	8,004,728	0.3%
Takasago Thermal Engineering Co. Ltd.	245,700	8,236,881	0.3%
Takeuchi Manufacturing Co. Ltd.	204,100	7,742,165	0.3%
Ushio, Inc.	572,300	7,527,951	0.3%
Other Securities		752,285,637	24.6%

TOTAL INDUSTRIALS		884,861,556	29.4%

INFORMATION TECHNOLOGY — (13.0%)
Alps Alpine Co. Ltd.	980,642	8,852,024	0.3%
Citizen Watch Co. Ltd.	1,379,800	9,165,989	0.3%
Daiwabo Holdings Co. Ltd.	556,300	9,662,968	0.3%
Dexerials Corp.	307,000	11,499,187	0.4%
Konica Minolta, Inc.	2,569,800	8,544,930	0.3%
NET One Systems Co. Ltd.	492,716	8,244,429	0.3%
Nippon Electric Glass Co. Ltd.	385,736	9,544,688	0.3%
NSD Co. Ltd.	464,660	9,082,229	0.3%
Other Securities		317,338,206	10.5%

TOTAL INFORMATION TECHNOLOGY		391,934,650	13.0%

MATERIALS — (12.8%)
ADEKA Corp.	494,500	10,276,060	0.3%
Mitsubishi Materials Corp.	477,800	9,337,438	0.3%
Mitsui Mining & Smelting Co. Ltd.	329,400	10,328,956	0.3%
Rengo Co. Ltd.	1,028,300	7,710,054	0.3%
Taiheiyo Cement Corp.	375,454	8,587,569	0.3%
Teijin Ltd.	840,188	8,196,597	0.3%
Tokuyama Corp.	354,797	7,320,919	0.3%
UBE Corp.	581,000	10,621,656	0.4%
Other Securities		311,066,537	10.2%

TOTAL MATERIALS		383,445,786	12.7%

REAL ESTATE — (1.6%)
Other Securities		48,217,548	1.6%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	655,600	10,692,315	0.3%
Other Securities		41,731,402	1.4%

TOTAL UTILITIES		52,423,717	1.7%

TOTAL COMMON STOCKS (Cost $2,691,088,163)		2,974,540,147	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	2,977,727	34,446,351	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,725,534,470)		$3,008,986,498	99.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$62,909,718	—	$62,909,718
Consumer Discretionary	—	454,010,397	—	454,010,397
Consumer Staples	—	236,858,033	—	236,858,033
Energy	—	24,392,797	—	24,392,797
Financials	—	275,625,897	—	275,625,897
Health Care	—	159,860,048	—	159,860,048
Industrials	—	884,861,556	—	884,861,556
Information Technology	$2,705,824	389,228,826	—	391,934,650
Materials	—	383,445,786	—	383,445,786
Real Estate	—	48,217,548	—	48,217,548
Utilities	—	52,423,717	—	52,423,717
Securities Lending Collateral	—	34,446,351	—	34,446,351

Total Investments in Securities	$2,705,824	$3,006,280,674	—	$3,008,986,498

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
AUSTRALIA — (68.9%)
*	Alumina Ltd.	9,199,687	$9,451,085	0.7%
	AMP Ltd.	16,162,745	11,375,893	0.8%
	Ansell Ltd.	826,903	13,595,186	1.0%
#	ARB Corp. Ltd.	515,473	12,654,606	0.9%
	AUB Group Ltd.	604,471	10,962,909	0.8%
#	Bank of Queensland Ltd.	3,764,914	14,871,977	1.1%
	Beach Energy Ltd.	9,477,871	9,705,184	0.7%
*	Bellevue Gold Ltd.	8,680,965	9,808,562	0.7%
#*	Boss Energy Ltd.	2,985,896	9,397,878	0.7%
	Breville Group Ltd.	613,229	10,096,657	0.7%
	Brickworks Ltd.	443,273	7,634,576	0.6%
	Challenger Ltd.	2,318,192	9,987,706	0.7%
	Champion Iron Ltd.	2,045,901	9,271,672	0.7%
	CSR Ltd.	3,025,097	17,254,499	1.3%
*	De Grey Mining Ltd.	9,589,596	7,980,148	0.6%
	Domino’s Pizza Enterprises Ltd.	366,930	9,255,966	0.7%
	Downer EDI Ltd.	4,102,725	12,316,600	0.9%
#	Flight Centre Travel Group Ltd.	991,677	13,478,887	1.0%
	Gold Road Resources Ltd.	7,834,503	8,107,416	0.6%
	HUB24 Ltd.	477,073	12,257,701	0.9%
	Iluka Resources Ltd.	1,975,515	9,606,164	0.7%
	Incitec Pivot Ltd.	4,870,252	8,744,963	0.6%
	Lendlease Corp. Ltd.	3,377,119	13,927,398	1.0%
	Lovisa Holdings Ltd.	404,882	8,160,018	0.6%
	Metcash Ltd.	5,799,205	14,706,116	1.1%
	Netwealth Group Ltd.	798,551	10,050,979	0.7%
	New Hope Corp. Ltd.	3,218,747	9,363,398	0.7%
	nib holdings Ltd.	2,762,115	13,190,585	1.0%
	Orora Ltd.	7,895,775	11,067,453	0.8%
*	Paladin Energy Ltd.	1,726,294	15,320,419	1.1%
	Perpetual Ltd.	533,324	8,108,790	0.6%
	Perseus Mining Ltd.	8,150,426	11,921,805	0.9%
	Premier Investments Ltd.	460,365	8,855,415	0.6%
	Ramelius Resources Ltd.	6,372,398	8,453,050	0.6%
	Reliance Worldwide Corp. Ltd.	4,574,507	15,015,063	1.1%
*	Sandfire Resources Ltd.	2,980,077	17,949,060	1.3%
	Sigma Healthcare Ltd.	10,130,069	8,248,735	0.6%
	Sims Ltd.	1,023,034	7,840,813	0.6%
	Super Retail Group Ltd.	1,077,207	10,016,276	0.7%
	Technology One Ltd.	962,439	9,968,181	0.7%
	Ventia Services Group Pty. Ltd.	4,118,921	9,586,161	0.7%
Ω	Viva Energy Group Ltd.	4,788,882	10,485,228	0.8%
#*	Webjet Ltd.	2,238,459	11,749,811	0.9%
	Other Securities		482,130,281	34.5%

TOTAL AUSTRALIA			953,931,270	69.0%

CHINA — (0.1%)
	Other Securities		674,675	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (18.3%)
	ASMPT Ltd.	1,083,400	$13,464,149	1.0%
	Luk Fook Holdings International Ltd.	3,231,000	7,745,870	0.6%
	Pacific Basin Shipping Ltd.	28,012,000	9,699,374	0.7%
	PCCW Ltd.	18,623,545	9,311,665	0.7%
*Ω	Samsonite International SA	4,615,200	16,225,508	1.2%
	Other Securities		197,440,150	14.2%

	TOTAL HONG KONG		253,886,716	18.4%

	NEW ZEALAND — (2.7%)
	Other Securities		36,724,475	2.6%

	SINGAPORE — (9.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	10,351,483	0.8%
	Venture Corp. Ltd.	886,900	9,396,912	0.7%
	Other Securities		112,787,770	8.1%

	TOTAL SINGAPORE		132,536,165	9.6%

	TOTAL COMMON STOCKS		1,377,753,301	99.6%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		52,639	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,504,134,299)		1,377,805,940

			Value†
	SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	532,661	6,161,821	0.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,510,296,094)		$1,383,967,761	100.1%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$19,489	$953,331,192	$580,589		$953,931,270
China	—	674,675	—		674,675
Hong Kong	—	253,645,575	241,141		253,886,716
New Zealand	—	36,724,475	—		36,724,475
Singapore	—	131,607,002	929,163		132,536,165
Rights/Warrants
Australia	—	46,528	6,111		52,639
Securities Lending Collateral	—	6,161,821	—		6,161,821

Total Investments in Securities	$19,489	$1,382,191,268	$1,757,004	<>	$1,383,967,761

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.6%)
4imprint Group PLC	170,419	$13,171,371	0.8%
ITV PLC	18,733,766	16,436,592	1.0%
Other Securities		44,701,286	2.9%

TOTAL COMMUNICATION SERVICES		74,309,249	4.7%

CONSUMER DISCRETIONARY — (18.7%)
Bellway PLC	630,147	19,802,855	1.2%
Domino’s Pizza Group PLC	3,097,499	12,556,883	0.8%
Games Workshop Group PLC	185,280	22,899,525	1.4%
Greggs PLC	616,518	20,864,178	1.3%
Inchcape PLC	2,224,738	22,173,790	1.4%
Persimmon PLC	1,210,381	19,599,733	1.2%
Pets at Home Group PLC	3,252,605	11,874,044	0.7%
Redrow PLC	1,640,617	13,190,480	0.8%
Vistry Group PLC	1,748,658	25,975,639	1.6%
Other Securities		131,811,036	8.4%

TOTAL CONSUMER DISCRETIONARY		300,748,163	18.8%

CONSUMER STAPLES — (7.5%)
Britvic PLC	1,626,728	17,939,125	1.1%
Cranswick PLC	366,623	19,689,598	1.2%
Marks & Spencer Group PLC	8,720,785	27,783,914	1.7%
Tate & Lyle PLC	2,282,146	18,710,462	1.2%
Other Securities		36,702,587	2.4%

TOTAL CONSUMER STAPLES		120,825,686	7.6%

ENERGY — (2.8%)
Other Securities		44,932,336	2.8%

FINANCIALS — (21.1%)
# abrdn PLC	7,794,646	14,214,168	0.9%
Bank of Georgia Group PLC	269,724	18,060,462	1.1%
Beazley PLC	3,371,873	27,898,081	1.7%
Burford Capital Ltd.	1,040,043	16,025,959	1.0%
Direct Line Insurance Group PLC	6,636,380	15,407,703	1.0%
Hargreaves Lansdown PLC	1,727,442	17,456,379	1.1%
Hiscox Ltd.	1,713,988	26,285,489	1.6%
IG Group Holdings PLC	1,903,515	17,762,173	1.1%
Man Group PLC	7,658,922	24,561,411	1.5%
Paragon Banking Group PLC	1,921,607	17,137,099	1.1%
Plus500 Ltd.	559,488	15,133,993	1.0%
Virgin Money U.K. PLC	5,748,672	15,285,030	1.0%
Other Securities		115,115,142	7.2%

TOTAL FINANCIALS		340,343,089	21.3%

HEALTH CARE — (2.4%)
Hikma Pharmaceuticals PLC	665,364	15,975,770	1.0%
Other Securities		23,112,542	1.4%

TOTAL HEALTH CARE		39,088,312	2.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.0%)
Babcock International Group PLC	2,648,756	$16,761,406	1.1%
Balfour Beatty PLC	3,585,302	16,259,272	1.0%
Diploma PLC	406,243	18,362,419	1.2%
Grafton Group PLC	1,489,341	17,517,968	1.1%
Howden Joinery Group PLC	1,961,497	21,350,339	1.3%
* International Distributions Services PLC	3,658,794	12,328,647	0.8%
JET2 PLC	813,756	14,552,105	0.9%
Mitie Group PLC	8,157,936	11,840,775	0.7%
QinetiQ Group PLC	3,297,003	14,070,582	0.9%
Rotork PLC	4,453,609	17,903,215	1.1%
RS Group PLC	1,740,840	15,947,502	1.0%
Serco Group PLC	6,263,031	14,284,096	0.9%
Travis Perkins PLC	1,218,528	11,405,796	0.7%
Other Securities		182,976,112	11.5%

TOTAL INDUSTRIALS		385,560,234	24.2%

INFORMATION TECHNOLOGY — (5.4%)
Computacenter PLC	501,247	16,070,220	1.0%
Softcat PLC	721,394	14,120,067	0.9%
Other Securities		56,429,638	3.5%

TOTAL INFORMATION TECHNOLOGY		86,619,925	5.4%

MATERIALS — (6.2%)
Centamin PLC	8,657,968	13,074,160	0.8%
Hill & Smith PLC	552,541	12,969,366	0.8%
Johnson Matthey PLC	705,343	15,447,255	1.0%
Other Securities		58,327,738	3.7%

TOTAL MATERIALS		99,818,519	6.3%

REAL ESTATE — (2.6%)
Grainger PLC	4,254,403	13,572,770	0.8%
Savills PLC	971,680	13,132,539	0.8%
Other Securities		15,068,917	1.0%

TOTAL REAL ESTATE		41,774,226	2.6%

UTILITIES — (2.4%)
Drax Group PLC	2,467,126	15,979,925	1.0%
Pennon Group PLC	1,497,540	12,456,715	0.8%
Other Security		9,518,258	0.6%

TOTAL UTILITIES		37,954,898	2.4%

TOTAL COMMON STOCKS (Cost $1,411,512,091)		1,571,974,637	98.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,168,193	$36,649,652	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,448,161,103)		$1,608,624,289	100.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,722	$74,293,527	—	$74,309,249
Consumer Discretionary	—	300,748,163	—	300,748,163
Consumer Staples	—	120,825,686	—	120,825,686
Energy	—	44,932,336	—	44,932,336
Financials	—	340,343,089	—	340,343,089
Health Care	—	39,088,312	—	39,088,312
Industrials	—	385,560,234	—	385,560,234
Information Technology	—	86,619,925	—	86,619,925
Materials	—	99,818,519	—	99,818,519
Real Estate	—	41,774,226	—	41,774,226
Utilities	—	37,954,898	—	37,954,898
Securities Lending Collateral	—	36,649,652	—	36,649,652

Total Investments in Securities	$15,722	$1,608,608,567	—	$1,608,624,289

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (94.2%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	432,017	$23,581,005	0.4%
Ω	BAWAG Group AG	434,580	25,949,117	0.5%
	Wienerberger AG	687,303	24,560,986	0.4%
	Other Securities		107,360,326	2.0%

	TOTAL AUSTRIA		181,451,434	3.3%

	BELGIUM — (3.5%)
	Ackermans & van Haaren NV	169,888	29,201,571	0.5%
	Lotus Bakeries NV	2,257	22,690,810	0.4%
	Other Securities		151,568,290	2.8%

	TOTAL BELGIUM		203,460,671	3.7%

	DENMARK — (6.7%)
	Jyske Bank AS	425,821	34,453,090	0.6%
*	NKT AS	367,425	30,479,498	0.6%
	Ringkjoebing Landbobank AS	195,913	32,924,491	0.6%
	Royal Unibrew AS	312,981	23,569,800	0.4%
	Sydbank AS	452,041	22,986,045	0.4%
*	Zealand Pharma AS	271,476	24,363,736	0.5%
	Other Securities		219,345,231	3.9%

	TOTAL DENMARK		388,121,891	7.0%

	FINLAND — (5.0%)
	Huhtamaki OYJ	631,957	24,218,073	0.5%
	Konecranes OYJ	435,511	22,888,439	0.4%
	Orion OYJ, Class B	651,111	24,862,067	0.5%
	Wartsila OYJ Abp	2,286,733	42,184,489	0.8%
	Other Securities		174,808,656	3.0%

	TOTAL FINLAND		288,961,724	5.2%

	FRANCE — (11.6%)
	Elis SA	1,272,724	28,574,401	0.5%
	Gaztransport Et Technigaz SA	222,677	31,036,771	0.6%
	Rexel SA	1,258,287	32,614,600	0.6%
	SCOR SE	902,702	29,453,126	0.5%
	Sopra Steria Group	118,375	25,919,180	0.5%
	SPIE SA	882,098	32,073,668	0.6%
	Other Securities		487,201,867	8.8%

	TOTAL FRANCE		666,873,613	12.1%

	GERMANY — (13.4%)
	Bechtle AG	490,115	23,652,769	0.4%
	CTS Eventim AG & Co. KGaA	332,856	29,434,033	0.5%
	Freenet AG	997,996	27,742,670	0.5%
	Gerresheimer AG	251,672	27,104,302	0.5%
	Hugo Boss AG	439,456	23,679,978	0.4%
*	LEG Immobilien SE	448,636	38,083,971	0.7%
	Puma SE	646,828	29,864,691	0.5%
	Other Securities		572,236,781	10.4%

	TOTAL GERMANY		771,799,195	13.9%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.7%)
	Other Securities		$40,784,651	0.7%

	ISRAEL — (2.2%)
	Other Securities		124,603,241	2.3%

	ITALY — (10.5%)
*	Banca Monte dei Paschi di Siena SpA	5,515,540	26,602,977	0.5%
	Banca Popolare di Sondrio SpA	2,730,141	22,809,675	0.4%
	BPER Banca SpA	6,542,561	33,976,811	0.6%
	Brunello Cucinelli SpA	239,655	24,459,767	0.4%
	Buzzi SpA	635,851	22,909,946	0.4%
	Leonardo SpA	2,065,863	47,477,764	0.9%
	Unipol Gruppo SpA	3,064,314	27,470,663	0.5%
	Other Securities		397,317,528	7.2%

	TOTAL ITALY		603,025,131	10.9%

	NETHERLANDS — (4.8%)
	Aalberts NV	654,734	31,129,846	0.6%
#	Arcadis NV	518,635	32,030,361	0.6%
	BE Semiconductor Industries NV	352,392	46,753,264	0.9%
	Other Securities		167,459,668	2.9%

	TOTAL NETHERLANDS		277,373,139	5.0%

	NORWAY — (2.1%)
	Other Securities		118,010,538	2.1%

	PORTUGAL — (0.9%)
	Other Securities		53,701,469	1.0%

	SPAIN — (6.4%)
	Banco de Sabadell SA	35,081,456	67,012,724	1.2%
	Bankinter SA	4,245,482	33,556,969	0.6%
	Other Securities		267,482,515	4.9%

	TOTAL SPAIN		368,052,208	6.7%

	SWEDEN — (6.3%)
	Other Securities		360,333,307	6.5%

	SWITZERLAND — (16.9%)
	Belimo Holding AG	67,026	31,012,080	0.6%
	Flughafen Zurich AG	143,958	28,820,507	0.5%
Ω	Galenica AG	305,886	23,405,870	0.4%
	Georg Fischer AG	616,034	42,996,395	0.8%
	Helvetia Holding AG	258,089	33,759,467	0.6%
	PSP Swiss Property AG	337,750	41,753,116	0.8%
	Siegfried Holding AG	32,456	31,014,381	0.6%
	Swissquote Group Holding SA	84,232	22,782,591	0.4%
	Temenos AG	389,997	24,260,699	0.4%
Ω	VAT Group AG	47,681	23,738,495	0.4%
	Other Securities		671,607,141	12.1%

	TOTAL SWITZERLAND		975,150,742	17.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$661,428	0.0%

TOTAL COMMON STOCKS		5,422,364,382	98.0%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		49,974,817	0.9%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Security		1,798	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,471,327,498)		5,472,340,997

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	24,669,963	285,382,134	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,756,711,162)		$5,757,723,131	104.0%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$181,451,434	—	$181,451,434
Belgium	$741,503	202,719,168	—	203,460,671
Denmark	—	388,121,891	—	388,121,891
Finland	—	288,961,724	—	288,961,724
France	—	666,873,613	—	666,873,613
Germany	—	771,799,195	—	771,799,195
Ireland	—	40,784,651	—	40,784,651
Israel	842,241	123,761,000	—	124,603,241
Italy	—	603,025,131	—	603,025,131
Netherlands	546,055	276,827,084	—	277,373,139
Norway	128,919	117,881,619	—	118,010,538
Portugal	—	53,701,469	—	53,701,469
Spain	—	368,052,208	—	368,052,208
Sweden	—	360,333,307	—	360,333,307
Switzerland	—	975,150,742	—	975,150,742
United States	—	661,428	—	661,428

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$49,974,817	—	$49,974,817
Rights/Warrants
Germany	—	1,798	—	1,798
Securities Lending Collateral	—	285,382,134	—	285,382,134

Total Investments in Securities	$2,258,718	$5,755,464,413	—	$5,757,723,131

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (0.8%)
Other Securities		$12,287,258	0.9%

CONSUMER DISCRETIONARY — (3.8%)
* Aritzia, Inc.	462,710	11,979,068	0.9%
Linamar Corp.	263,351	12,401,878	0.9%
Other Securities		30,497,458	2.3%

TOTAL CONSUMER DISCRETIONARY		54,878,404	4.1%

CONSUMER STAPLES — (4.2%)
North West Co., Inc.	292,956	8,303,594	0.6%
# Premium Brands Holdings Corp.	244,773	16,037,863	1.2%
Primo Water Corp.	92,255	1,740,852	0.1%
Primo Water Corp.	799,922	15,084,426	1.1%
Other Securities		20,918,400	1.6%

TOTAL CONSUMER STAPLES		62,085,135	4.6%

ENERGY — (22.5%)
* Advantage Energy Ltd.	1,240,556	9,678,256	0.7%
Crescent Point Energy Corp.	2,074,528	18,294,243	1.4%
Crescent Point Energy Corp.	744,375	6,557,944	0.5%
Enerplus Corp.	1,189,317	23,265,396	1.7%
Enerplus Corp.	28,353	555,152	0.0%
Gibson Energy, Inc.	868,190	14,240,170	1.1%
* MEG Energy Corp.	549,610	12,500,119	0.9%
* NuVista Energy Ltd.	996,250	9,002,542	0.7%
Paramount Resources Ltd., Class A	453,102	10,268,978	0.8%
Parex Resources, Inc.	562,234	9,801,777	0.7%
Parkland Corp.	584,903	18,018,913	1.3%
# Peyto Exploration & Development Corp.	1,064,787	11,903,586	0.9%
# PrairieSky Royalty Ltd.	1,219,867	23,242,735	1.7%
Secure Energy Services, Inc.	1,822,233	15,434,014	1.2%
# Whitecap Resources, Inc.	2,615,211	19,832,787	1.5%
Other Securities		126,894,075	9.4%

TOTAL ENERGY		329,490,687	24.5%

FINANCIALS — (6.6%)
Canadian Western Bank	535,877	10,280,399	0.8%
EQB, Inc.	171,631	10,361,568	0.8%
goeasy Ltd.	69,359	8,869,326	0.7%
Other Securities		67,811,929	4.9%

TOTAL FINANCIALS		97,323,222	7.2%

HEALTH CARE — (2.3%)
#* Bausch Health Cos., Inc.	1,560,196	13,667,317	1.0%
Bausch Health Cos., Inc.	17,777	155,604	0.0%
Other Securities		19,288,527	1.5%

TOTAL HEALTH CARE		33,111,448	2.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (13.6%)
*	ATS Corp.	445,364	$14,651,898	1.1%
*	ATS Corp.	3,718	122,322	0.0%
*	Bombardier, Inc., Class A	13,489	615,341	0.0%
*	Bombardier, Inc., Class B	502,174	22,878,984	1.7%
	Boyd Group Services, Inc.	104,026	19,452,594	1.4%
	Finning International, Inc.	820,364	25,737,494	1.9%
#	Richelieu Hardware Ltd.	309,993	8,748,213	0.7%
	Russel Metals, Inc.	357,603	10,071,019	0.8%
	SNC-Lavalin Group, Inc.	625,874	24,032,034	1.8%
	Other Securities		73,616,143	5.4%

TOTAL INDUSTRIALS			199,926,042	14.8%

INFORMATION TECHNOLOGY — (4.2%)
	Celestica, Inc.	119,768	5,189,547	0.4%
	Celestica, Inc.	584,405	25,305,184	1.9%
*	Lightspeed Commerce, Inc.	662,243	8,662,139	0.6%
	Other Securities		22,408,424	1.7%

TOTAL INFORMATION TECHNOLOGY			61,565,294	4.6%

MATERIALS — (23.4%)
	Alamos Gold, Inc., Class A	1,466,350	21,569,446	1.6%
	B2Gold Corp.	1,658,587	4,192,702	0.3%
	B2Gold Corp.	5,464,921	13,935,546	1.0%
*	Capstone Copper Corp.	2,311,783	16,003,554	1.2%
	Dundee Precious Metals, Inc.	1,095,246	8,290,025	0.6%
*	Eldorado Gold Corp.	682,069	9,720,837	0.7%
*	Eldorado Gold Corp.	469,393	6,693,544	0.5%
	Hudbay Minerals, Inc.	592,277	4,986,972	0.4%
	Hudbay Minerals, Inc.	1,347,989	11,348,699	0.8%
*	IAMGOLD Corp.	2,355,142	8,365,703	0.6%
	Methanex Corp.	206,998	9,911,966	0.7%
	Methanex Corp.	144,520	6,923,953	0.5%
	OceanaGold Corp.	4,394,012	9,511,608	0.7%
	Osisko Gold Royalties Ltd.	621,481	9,548,050	0.7%
	Osisko Gold Royalties Ltd.	312,002	4,801,711	0.4%
	Stella-Jones, Inc.	340,688	19,793,140	1.5%
	Other Securities		177,251,185	13.2%

TOTAL MATERIALS			342,848,641	25.4%

REAL ESTATE — (3.1%)
	Altus Group Ltd.	236,293	8,671,429	0.6%
	Tricon Residential, Inc.	1,029,961	11,536,700	0.9%
	Tricon Residential, Inc.	221,156	2,483,582	0.2%
	Other Securities		21,917,858	1.6%

TOTAL REAL ESTATE			44,609,569	3.3%

UTILITIES — (7.1%)
#	Algonquin Power & Utilities Corp.	524,908	3,206,680	0.2%
#	Algonquin Power & Utilities Corp.	2,812,115	17,182,023	1.3%
	Atco Ltd., Class I	427,741	11,673,431	0.9%
#	Boralex, Inc., Class A	518,790	10,412,354	0.8%
#	Capital Power Corp.	702,946	18,346,602	1.3%
	Northland Power, Inc.	940,772	14,357,767	1.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
TransAlta Corp.	1,643,807	$10,901,796	0.8%
Other Securities		18,160,239	1.3%

TOTAL UTILITIES		104,240,892	7.7%

TOTAL COMMON STOCKS (Cost $1,123,481,772)		1,342,366,592	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	10,700,552	123,783,985	9.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,247,265,944)		$1,466,150,577	108.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$12,287,258	—	—	$12,287,258
Consumer Discretionary	54,878,404	—	—	54,878,404
Consumer Staples	62,085,135	—	—	62,085,135
Energy	329,490,687	—	—	329,490,687
Financials	97,221,918	$101,304	—	97,323,222
Health Care	33,098,452	12,996	—	33,111,448
Industrials	199,926,042	—	—	199,926,042
Information Technology	61,565,294	—	—	61,565,294
Materials	342,848,641	—	—	342,848,641
Real Estate	44,609,569	—	—	44,609,569
Utilities	104,240,892	—	—	104,240,892
Securities Lending Collateral	—	123,783,985	—	123,783,985

Total Investments in Securities	$1,342,252,292	$123,898,285	—	$1,466,150,577

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.1%)
	BRAZIL — (3.5%)
	Petroleo Brasileiro SA	2,733,556	$23,299,925	0.5%
#	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,251,651	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	216,306	3,670,713	0.1%
	Vale SA	1,665,412	20,298,867	0.4%
	Other Securities		120,469,871	2.3%

	TOTAL BRAZIL		175,991,027	3.5%

	CHILE — (0.4%)
	Other Securities		22,482,792	0.4%

	CHINA — (23.6%)
	Alibaba Group Holding Ltd.	3,987,600	37,336,141	0.8%
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516	0.8%
*	Baidu, Inc., Class A	1,754,700	22,733,155	0.5%
	Bank of China Ltd., Class H	43,912,181	19,694,176	0.4%
	BYD Co. Ltd., Class H	533,886	14,635,186	0.3%
	China Construction Bank Corp., Class H	53,612,590	34,686,846	0.7%
	China Resources Land Ltd.	3,576,166	12,859,304	0.3%
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696	0.3%
	JD.com, Inc., Class A	1,229,171	17,710,351	0.4%
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395	0.3%
*Ω	Meituan, Class B	1,455,540	19,874,712	0.4%
	NetEase, Inc., ADR	176,951	16,539,610	0.4%
*	PDD Holdings, Inc., ADR	305,910	38,293,814	0.8%
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378	0.5%
	Tencent Holdings Ltd.	3,804,300	166,944,791	3.3%
*	Trip.com Group Ltd., ADR	308,669	14,896,366	0.3%
*Ω	Xiaomi Corp., Class B	7,785,800	16,972,469	0.4%
	Other Securities		647,435,522	12.3%

	TOTAL CHINA		1,199,073,710	23.8%

	COLOMBIA — (0.1%)
	Other Securities		4,250,822	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,173,508	0.2%

	EGYPT — (0.0%)
	Other Securities		2,469,822	0.0%

	GREECE — (0.5%)
	Other Securities		26,717,250	0.5%

	HUNGARY — (0.2%)
	Other Securities		12,920,239	0.3%

	INDIA — (18.9%)
	Axis Bank Ltd.	1,498,371	20,852,507	0.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	1,430,688	$22,683,576	0.5%
HDFC Bank Ltd.	1,427,372	25,842,611	0.5%
ICICI Bank Ltd.	1,737,136	23,932,786	0.5%
ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183	0.4%
Infosys Ltd.	1,736,871	29,351,000	0.6%
Larsen & Toubro Ltd.	363,308	15,606,914	0.3%
Mahindra & Mahindra Ltd.	902,395	23,314,593	0.5%
Reliance Industries Ltd.	1,388,901	48,723,112	1.0%
Tata Consultancy Services Ltd.	522,408	23,863,342	0.5%
Tata Motors Ltd.	1,134,022	13,676,591	0.3%
Tata Steel Ltd.	6,638,101	13,065,080	0.3%
Other Securities		679,292,862	13.3%

TOTAL INDIA		958,099,157	19.1%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	28,212,600	16,963,792	0.4%
Other Securities		70,479,751	1.3%

TOTAL INDONESIA		87,443,543	1.7%

KUWAIT — (0.6%)
Other Securities		28,283,200	0.6%

MALAYSIA — (1.6%)
Other Securities		78,945,829	1.6%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675	0.3%
Other Securities		105,163,703	2.1%

TOTAL MEXICO		118,455,378	2.4%

PERU — (0.1%)
Other Securities		6,212,361	0.1%

PHILIPPINES — (0.7%)
Other Securities		35,090,843	0.7%

POLAND — (1.1%)
Other Securities		53,937,540	1.1%

QATAR — (0.8%)
Other Securities		39,108,137	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	1,034,714	22,007,599	0.4%
Saudi National Bank	1,360,188	13,616,102	0.3%
Saudi Telecom Co.	1,342,689	13,472,915	0.3%
Other Securities		143,806,648	2.8%

TOTAL SAUDI ARABIA		192,903,264	3.8%

SOUTH AFRICA — (2.6%)
Other Securities		130,376,195	2.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.5%)
Hana Financial Group, Inc.	460,124	$19,406,561	0.4%
Hyundai Motor Co.	110,675	19,907,764	0.4%
KB Financial Group, Inc.	299,828	16,261,721	0.3%
Kia Corp.	207,178	17,552,652	0.4%
Samsung Electronics Co. Ltd.	2,535,224	140,924,579	2.8%
Shinhan Financial Group Co. Ltd.	476,184	15,998,503	0.3%
SK Hynix, Inc.	153,536	18,947,201	0.4%
Other Securities		384,485,447	7.6%

TOTAL SOUTH KOREA		633,484,428	12.6%

TAIWAN — (18.5%)
Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926	0.5%
MediaTek, Inc.	759,995	22,914,738	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405	6.5%
Other Securities		562,554,612	11.2%

TOTAL TAIWAN		938,449,681	18.7%

THAILAND — (1.8%)
Other Securities		89,897,423	1.8%

TURKEY — (1.0%)
Other Securities		49,373,545	1.0%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	6,568,802	14,688,468	0.3%
Other Securities		61,426,224	1.2%

TOTAL UNITED ARAB EMIRATES		76,114,692	1.5%

UNITED KINGDOM — (0.1%)
Other Security		5,591,214	0.1%

TOTAL COMMON STOCKS		4,973,845,600	99.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA , 8.432%	2,968,647	24,023,138	0.5%
Other Securities		26,518,097	0.5%

TOTAL BRAZIL		50,541,235	1.0%

CHILE — (0.0%)
Other Security		662,411	0.0%

COLOMBIA — (0.0%)
Other Securities		551,785	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,200	0.0%

TOTAL PREFERRED STOCKS		51,761,631	1.0%

TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	4,082,518	$47,226,566	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,076,617,556)		$5,072,833,797	100.9%

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)

Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$6,200	—	$6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	$180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.5%)
	BRAZIL — (4.2%)
*	Embraer SA, Sponsored ADR	293,047	$7,487,351	0.2%
	TOTVS SA	1,646,258	8,731,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,137,423	7,714,832	0.2%
	Ultrapar Participacoes SA	1,466,307	7,299,626	0.2%
	Other Securities		142,929,386	3.5%

	TOTAL BRAZIL		174,162,457	4.3%

	CHILE — (0.6%)
	Other Securities		25,197,451	0.6%

	CHINA — (19.0%)
	AAC Technologies Holdings, Inc.	2,164,500	6,888,814	0.2%
#*	Bilibili, Inc., Class Z	504,380	6,404,704	0.2%
	Bosideng International Holdings Ltd.	11,634,000	6,734,542	0.2%
††	Brilliance China Automotive Holdings Ltd.	9,222,000	7,657,813	0.2%
	China Gas Holdings Ltd.	8,237,600	7,713,119	0.2%
	China Power International Development Ltd.	16,804,333	6,781,147	0.2%
	Haitian International Holdings Ltd.	2,453,000	7,989,045	0.2%
	Hengan International Group Co. Ltd.	1,944,500	6,528,018	0.2%
	Kingsoft Corp. Ltd.	2,800,000	9,097,151	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	9,209,471	0.2%
	Xinyi Solar Holdings Ltd.	11,946,000	8,219,635	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	7,321,490	0.2%
	Other Securities		690,103,943	16.8%

	TOTAL CHINA		780,648,892	19.2%

	COLOMBIA — (0.1%)
	Other Securities		6,031,482	0.1%

	GREECE — (0.5%)
	Other Securities		21,258,358	0.5%

	HONG KONG — (0.0%)
	Other Securities		1,937,501	0.0%

	HUNGARY — (0.1%)
	Other Securities		3,226,045	0.1%

	INDIA — (24.8%)
	AIA Engineering Ltd.	166,966	7,570,728	0.2%
	Apollo Tyres Ltd.	1,058,537	6,468,404	0.2%
	Bharat Heavy Electricals Ltd.	3,064,501	10,288,012	0.3%
	BSE Ltd.	221,938	7,362,329	0.2%
	Coforge Ltd.	124,463	7,572,840	0.2%
	Dixon Technologies India Ltd.	94,230	9,394,465	0.2%
	Federal Bank Ltd.	4,686,932	9,117,644	0.2%
	Fortis Healthcare Ltd.	1,577,328	8,289,732	0.2%
	Ipca Laboratories Ltd.	422,563	6,789,520	0.2%
	Jindal Stainless Ltd.	832,797	7,044,340	0.2%
	KEI Industries Ltd.	196,497	9,391,225	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	KPIT Technologies Ltd.	574,663	$10,201,036	0.3%
	LIC Housing Finance Ltd.	911,792	7,333,493	0.2%
	Petronet LNG Ltd.	1,773,588	6,575,787	0.2%
	Phoenix Mills Ltd.	318,175	12,069,904	0.3%
	Prestige Estates Projects Ltd.	430,830	7,099,123	0.2%
	REC Ltd.	1,511,711	9,190,886	0.2%
	Sundaram Finance Ltd.	130,148	7,374,793	0.2%
	Supreme Industries Ltd.	133,184	8,034,229	0.2%
*	Suzlon Energy Ltd.	23,338,088	11,467,571	0.3%
	Torrent Power Ltd.	356,612	6,424,305	0.2%
	Tube Investments of India Ltd.	161,374	7,253,322	0.2%
	Voltas Ltd.	434,117	7,656,440	0.2%
	Other Securities		827,252,780	20.1%

	TOTAL INDIA		1,017,222,908	25.1%

	INDONESIA — (1.7%)
	Other Securities		67,855,855	1.7%

	KUWAIT — (0.5%)
	Other Securities		20,642,981	0.5%

	MALAYSIA — (1.5%)
	Other Securities		60,479,506	1.5%

	MEXICO — (3.2%)
Ω	Banco del Bajio SA	2,398,641	8,866,042	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,406,651	0.2%
	Grupo Comercial Chedraui SA de CV	1,597,509	11,763,045	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,044,855	0.3%
*	Industrias CH SAB de CV, Class B	1,683,487	18,183,419	0.5%
	Other Securities		74,127,864	1.7%

	TOTAL MEXICO		129,391,876	3.2%

	PHILIPPINES — (0.8%)
	Other Securities		31,492,091	0.8%

	POLAND — (1.4%)
#	Grupa Kety SA	52,444	10,867,161	0.3%
	KRUK SA	62,008	7,048,498	0.2%
	Other Securities		38,042,612	0.9%

	TOTAL POLAND		55,958,271	1.4%

	QATAR — (0.7%)
	Other Securities		30,470,405	0.7%

	SAUDI ARABIA — (4.7%)
*	Bank Al-Jazira	1,719,351	7,412,127	0.2%
	Other Securities		186,375,293	4.6%

	TOTAL SAUDI ARABIA		193,787,420	4.8%

	SOUTH AFRICA — (2.7%)
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,561,263	13,380,024	0.3%
	Other Securities		96,080,921	2.4%

	TOTAL SOUTH AFRICA		109,460,945	2.7%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (10.1%)
Other Securities		$413,205,747	10.2%

TAIWAN — (17.5%)
Other Securities		720,729,871	17.8%

THAILAND — (1.3%)
Other Securities		53,164,139	1.3%

TURKEY — (1.5%)
Other Securities		60,297,447	1.5%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,010,162	12,192,023	0.3%
Emaar Development PJSC	2,871,694	6,523,794	0.2%
Other Securities		47,535,806	1.1%

TOTAL UNITED ARAB EMIRATES		66,251,623	1.6%

UNITED STATES — (0.0%)
Other Securities		98,991	0.0%

TOTAL COMMON STOCKS		4,042,972,262	99.6%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		25,064,277	0.6%

CHILE — (0.0%)
Other Securities		844,534	0.1%

COLOMBIA — (0.0%)
Other Securities		137,385	0.0%

INDIA — (0.0%)
Other Security		167	0.0%

PHILIPPINES — (0.0%)
Other Security		233,805	0.0%

TOTAL PREFERRED STOCKS		26,280,168	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,366	0.0%

INDIA — (0.0%)
Other Security		69,154	0.0%

TAIWAN — (0.0%)
Other Securities		15,823	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,624	0.0%

TOTAL RIGHTS/WARRANTS		89,967	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,211,396,012)		4,069,342,397

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	3,234,759	37,419,687	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,248,815,699)		$4,106,762,084	101.2%

As of April 30, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	110	06/21/24	$28,261,288	$27,868,500	$(392,788)

Total Futures Contracts			$28,261,288	$27,868,500	$(392,788)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$164,783,179	$9,379,278	—	$174,162,457
Chile	1,555,317	23,642,134	—	25,197,451
China	26,582,429	744,761,789	$9,304,674	780,648,892
Colombia	5,211,808	819,674	—	6,031,482
Greece	425,775	20,832,583	—	21,258,358
Hong Kong	—	1,839,238	98,263	1,937,501
Hungary	—	3,226,045	—	3,226,045
India	398,834	1,016,805,899	18,175	1,017,222,908
Indonesia	—	67,612,843	243,012	67,855,855
Kuwait	19,320,864	1,322,117	—	20,642,981
Malaysia	19,099	60,460,407	—	60,479,506
Mexico	122,972,558	6,419,318	—	129,391,876
Philippines	—	31,489,339	2,752	31,492,091
Poland	—	55,958,271	—	55,958,271
Qatar	—	30,470,405	—	30,470,405
Saudi Arabia	471,687	193,315,733	—	193,787,420
South Africa	13,874,182	95,586,763	—	109,460,945
South Korea	496,818	411,189,040	1,519,889	413,205,747
Taiwan	—	720,685,951	43,920	720,729,871
Thailand	50,414,694	2,743,031	6,414	53,164,139
Turkey	—	60,297,447	—	60,297,447

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	$808,460	$65,443,163	—		$66,251,623
United States	66,714	32,277	—		98,991
Preferred Stocks
Brazil	24,913,990	150,287	—		25,064,277
Chile	—	844,534	—		844,534
Colombia	137,385	—	—		137,385
India	—	167	—		167
Philippines	—	233,805	—		233,805
Rights/Warrants
Brazil	—	3,366	—		3,366
India	—	69,154	—		69,154
Taiwan	—	15,823	—		15,823
Thailand	—	1,624	—		1,624
Securities Lending Collateral	—	37,419,687	—		37,419,687

Total Investments in Securities	$432,453,793	$3,663,071,192	$11,237,099	<>	$4,106,762,084

Financial Instruments
Liabilities
Futures Contracts**	(392,788)	—	—		(392,788)

Total Financial Instruments	$(392,788)	—	—		$(392,788)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $500,677, $198,433, $106,626 and $35,346 of securities on loan, respectively)	$12,302,036	$2,974,540	$1,377,806	$1,571,975
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $481,758, $34,446, $6,162 and $36,649, respectively)	481,765	34,446	6,162	36,650
Segregated Cash for Futures Contracts	5,133	—	—	—
Foreign Currencies at Value	15,170	118	2,022	591
Cash	118,396	4,361	2,354	3,965
Receivables:
Investment Securities Sold	11,775	6,237	2,717	6,210
Dividends, Interest and Tax Reclaims	132,848	34,995	1,493	13,699
Securities Lending Income	803	276	202	28
Unrealized Gain on Foreign Currency Contracts	3	—	1	1
Prepaid Expenses and Other Assets	2	1	—	—

Total Assets	13,067,931	3,054,974	1,392,757	1,633,119

LIABILITIES:
Payables:
Upon Return of Securities Loaned	481,646	34,493	6,174	36,650
Investment Securities Purchased	19,179	4,996	3,572	—
Due to Advisor	2,100	251	115	129
Futures Margin Variation	1,740	—	—	—
Unrealized Loss on Foreign Currency Contracts	52	—	—	—
Accrued Expenses and Other Liabilities	597	191	109	78

Total Liabilities	505,314	39,931	9,970	36,857

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,562,617	$3,015,043	$1,382,787	$1,596,262

Investment Securities at Cost	$9,614,807	$2,691,088	$1,504,134	$1,411,512

Foreign Currencies at Cost	$15,361	$118	$2,035	$594

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $277,174, $122,872, $160,574 and $347,298 of securities on loan, respectively)	$5,472,341	$1,342,367	$5,025,607	$4,069,342
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $285,384, $123,784, $47,226 and $37,420, respectively)	285,382	123,784	47,227	37,420
Segregated Cash for Futures Contracts	—	—	1,628	1,298
Foreign Currencies at Value	5,978	115	21,265	31,675
Cash	10,994	2,327	29,266	5,467
Receivables:
Investment Securities Sold	1,204	3,002	5,180	5,438
Dividends, Interest and Tax Reclaims	44,687	958	7,481	9,028
Securities Lending Income	391	75	374	1,189
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	—	1	1	—

Total Assets	5,820,985	1,472,629	5,138,029	4,160,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	285,471	123,847	47,284	37,402
Investment Securities Purchased	—	1,356	2,701	—
Due to Advisor	454	112	406	660
Futures Margin Variation	—	—	552	440
Deferred Taxes Payable	—	—	59,214	62,432
Accrued Expenses and Other Liabilities	276	56	858	1,085

Total Liabilities	286,201	125,371	111,015	102,019

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,534,784	$1,347,258	$5,027,014	$4,058,838

Investment Securities at Cost	$4,471,327	$1,123,482	$3,029,391	$3,211,396

Foreign Currencies at Cost	$5,995	$116	$21,367	$31,786

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $27,018, $4,747, $375 and $237, respectively)	$240,715	$42,823	$20,592	$26,172
Income from Securities Lending, Net	2,118	1,593	1,259	128

Total Investment Income	242,833	44,416	21,851	26,300

Expenses
Investment Management Fees	12,425	1,492	666	737
Accounting & Transfer Agent Fees	126	34	15	16
Custodian Fees	292	127	68	32
Shareholders’ Reports	22	11	11	10
Directors’/Trustees’ Fees & Expenses	43	10	5	5
Professional Fees	93	20	9	9
Other	197	82	18	21

Total Expenses.	13,198	1,776	792	830

Net Expenses	13,198	1,776	792	830

Net Investment Income (Loss)	229,635	42,640	21,059	25,470

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,834	46,402	(49,265)	(19,012)
Affiliated Investment Companies Shares Sold	5	1	2	1
Futures	13,675	—	—	—
Foreign Currency Transactions	2,777	170	467	528
In-Kind Redemptions	79,168	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,610,140	233,112	198,095	275,684
Affiliated Investment Companies Shares	7	1	—	1
Futures	960	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	(1,103)	27	(26)

Net Realized and Unrealized Gain (Loss)	1,769,617	278,583	149,326	257,176

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,999,252	$321,223	$170,385	$282,646

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,380, $2,609, $6,374 and $4,652, respectively)	$66,476	$14,798	$51,868	$34,071
Income from Securities Lending, Net	1,999	453	1,694	5,607

Total Investment Income	68,475	15,251	53,562	39,678

Expenses
Investment Management Fees	2,639	639	2,381	4,011
Accounting & Transfer Agent Fees	54	13	52	49
Custodian Fees	217	22	934	1,166
Shareholders’ Reports	15	10	14	14
Directors’/Trustees’ Fees & Expenses	18	5	17	14
Professional Fees	40	8	62	76
Other	70	16	66	61

Total Expenses	3,053	713	3,526	5,391

Net Expenses	3,053	713	3,526	5,391

Net Investment Income (Loss)	65,422	14,538	50,036	34,287

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	85,563	11,423	15,495	34,422
Affiliated Investment Companies Shares Sold	18	9	5	3
Futures	103	—	2,607	3,701
Foreign Currency Transactions	207	(75)	(743)	(681)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	699,544	160,639	594,030	480,822
Affiliated Investment Companies Shares	(3)	—	1	—
Futures	—	—	2,190	1,425
Translation of Foreign Currency-Denominated Amounts	(115)	8	(70)	(68)

Net Realized and Unrealized Gain (Loss)	785,317	172,004	613,515	519,624

Net Increase (Decrease) in Net Assets Resulting from Operations	$850,739	$186,542	$663,551	$553,911

**	Net of foreign capital gain taxes withheld of $0, $0, $3,823 and $7,124, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,728) and $(20,736), respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$229,635	$521,529	$42,640	$74,994	$21,059	$56,434
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,834	(82,311)	46,402	(18,627)	(49,265)	(71,672)
Affiliated Investment Companies Shares Sold	5	40	1	5	2	2
Futures	13,675	13,590	—	—	—	—
Foreign Currency Transactions	2,777	(3,403)	170	(1,676)	467	(160)
In-Kind Redemptions	79,168	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,610,140	1,357,100	233,112	411,469	198,095	24,799
Affiliated Investment Companies Shares	7	193	1	18	—	7
Futures	960	(9,976)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	3,266	(1,103)	363	27	(26)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,999,252	1,800,028	321,223	466,546	170,385	9,384

Transactions in Interest:
Contributions	233,188	250,078	24,322	89,497	60,015	142,192
Withdrawals	(1,111,596)	(1,135,466)	(151,675)	(255,213)	(49,754)	(143,456)

Net Increase (Decrease) from Transactions in Interest	(878,408)	(885,388)	(127,353)	(165,716)	10,261	(1,264)

Total Increase (Decrease) in Net Assets	1,120,844	914,640	193,870	300,830	180,646	8,120
Net Assets
Beginning of Period	11,441,773	10,527,133	2,821,173	2,520,343	1,202,141	1,194,021

End of Period	$12,562,617	$11,441,773	$3,015,043	$2,821,173	$1,382,787	$1,202,141

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,470	$52,045	$65,422	$157,395	$14,538	$31,559
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(19,012)	(66,245)	85,563	(20,150)	11,423	39,665
Affiliated Investment Companies Shares Sold	1	5	18	32	9	12
Futures	—	(38)	103	—	—	100
Foreign Currency Transactions	528	624	207	(947)	(75)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	275,684	124,537	699,544	387,371	160,639	(25,591)
Affiliated Investment Companies Shares	1	7	(3)	103	—	84
Translation of Foreign
Currency-Denominated Amounts	(26)	(27)	(115)	2,185	8	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	282,646	110,908	850,739	525,989	186,542	45,714

Transactions in Interest:
Contributions	66,494	49,887	126,899	78,110	5,311	11,312
Withdrawals	(4,791)	(76,729)	(84,567)	(308,949)	(21,994)	(94,687)

Net Increase (Decrease) from Transactions in Interest	61,703	(26,842)	42,332	(230,839)	(16,683)	(83,375)

Total Increase (Decrease) in Net Assets	344,349	84,066	893,071	295,150	169,859	(37,661)
Net Assets
Beginning of Period	1,251,913	1,167,847	4,641,713	4,346,563	1,177,399	1,215,060

End of Period	$1,596,262	$1,251,913	$5,534,784	$4,641,713	$1,347,258	$1,177,399

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,036	$151,343	$34,287	$116,485
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	15,495	(74,176)	34,422	(52,118)
Affiliated Investment Companies Shares Sold	5	(7)	3	13
Futures	2,607	1,925	3,701	2,911
Foreign Currency Transactions	(743)	(1,157)	(681)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	594,030	447,867	480,822	476,799
Affiliated Investment Companies Shares	1	35	—	25
Futures	2,190	140	1,425	1,364
Translation of Foreign Currency-Denominated Amounts	(70)	(15)	(68)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	663,551	525,955	553,911	544,864

Transactions in Interest:
Contributions	145,735	213,807	44,343	188,166
Withdrawals	(161,267)	(353,195)	(353,855)	(439,510)

Net Increase (Decrease) from Transactions in Interest	(15,532)	(139,388)	(309,512)	(251,344)

Total Increase (Decrease) in Net Assets	648,019	386,567	244,399	293,520
Net Assets
Beginning of Period	4,378,995	3,992,428	3,814,439	3,520,919

End of Period	$5,027,014	$4,378,995	$4,058,838	$3,814,439

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,823 and $7,124, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,728) and $(20,736), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,454) and $(11,992), respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	17.57	%(B)	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	11.66	%(B)	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Period (thousands)	$12,562,617		$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$3,015,043		$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.21%	0.21%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.70	%(C)	4.34%	4.36%	3.50%	2.77%	3.92%	2.86	%(C)	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	6	%(B)	13%	15%	9%	12%	16%	7	%(B)	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	14.23	%(B)	0.60%	(26.65%)	38.31%	0.14%	5.27%	22.37	%(B)	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Period (thousands)	$1,382,787		$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,596,262		$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.16	%(C)	4.37%	4.23%	3.42%	4.21%	4.11%	3.46	%(C)	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	6	%(B)	17%	19%	19%	18%	18%	7	%(B)	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	18.43	%(B)	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	15.95	%(B)	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Period (thousands)	$5,534,784		$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,347,258		$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.48	%(C)	3.14%	2.85%	2.11%	2.15%	2.74%	2.28	%(C)	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	7	%(B)	11%	11%	17%	8%	17%	7	%(B)	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	15.19	%(B)	13.27%	(25.79%)	22.22%	2.67%	11.40%	14.85	%(B)	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Period (thousands)	$5,027,014		$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$4,058,838		$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.15%	0.13%	0.14%	0.27	%(C)	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.16%	0.15%	0.14%	0.15%	0.27	%(C)	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.10	%(C)	3.32%	3.26%	2.42%	2.38%	3.04%	1.71	%(C)	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	8	%(B)	14%	10%	19%	22%	9%	5	%(B)	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$141
The Japanese Small Company Series	37
The Asia Pacific Small Company Series	17
The United Kingdom Small Company Series	24
The Continental Small Company Series	29
The Canadian Small Company Series	8
The Emerging Markets Series	57
The Emerging Markets Small Cap Series	51

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$689,611	$1,213,954
The Japanese Small Company Series	213,112	311,193
The Asia Pacific Small Company Series	136,802	79,359
The United Kingdom Small Company Series	186,227	102,081
The Continental Small Company Series	490,583	391,263
The Canadian Small Company Series	92,251	96,603
The Emerging Markets Series	412,429	385,654
The Emerging Markets Small Cap Series	186,504	473,775

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

Total	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

Total	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

Total	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

Total	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

Total	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

Total	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

Total	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

Total	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,157,970	$3,307,039	$(619,804)	$2,687,235
The Japanese Small Company Series	2,807,931	671,511	(388,059)	283,452
The Asia Pacific Small Company Series	1,542,632	254,123	(380,452)	(126,329)
The United Kingdom Small Company Series	1,458,801	400,065	(239,602)	160,463
The Continental Small Company Series	4,797,632	1,688,501	(687,510)	1,000,991
The Canadian Small Company Series	1,272,290	364,557	(145,672)	218,885
The Emerging Markets Series	3,146,315	2,296,981	(300,764)	1,996,217
The Emerging Markets Small Cap Series	3,357,034	1,556,238	(698,300)	857,938

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$120,429
The Emerging Markets Series	33,229
The Emerging Markets Small Cap Series	29,076

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The Emerging Markets Series	$180	$180

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(2)
The DFA International Value Series	$(3,497)	$(3,497)
The Emerging Markets Small Cap Series	(393)	(393)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,675	$13,675
The Continental Small Company Series	103	103
The Emerging Markets Series	2,607	2,607
The Emerging Markets Small Cap Series	3,701	3,701

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$960	$960
The Emerging Markets Series	2,190	2,190
The Emerging Markets Small Cap Series	1,425	1,425

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	6.08%	$1,658	10	$3	$3,809	—
The Japanese Small Company Series	6.08%	811	1	—	811	—
The United Kingdom Small Company Series	6.08%	1,492	3	1	1,492	—
The Continental Small Company Series	6.08%	195	1	—	195	—
The Emerging Markets Small Cap Series	6.08%	3,468	1	1	3,468	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	Borrower	5.69%	$51,243	4	$32	$51,243	—
The Japanese Small Company Series	Borrower	5.69%	$50,906	5	$40	$54,029	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$152,440	$70,473	$4,988
The Japanese Small Company Series	15,314	31,946	5,953
The Asia Pacific Small Company Series	21,849	11,979	(4,612)
The United Kingdom Small Company Series	31,988	11,847	(2,092)
The Continental Small Company Series	41,230	17,376	(2,363)
The Canadian Small Company Series	30,015	8,365	3,070
The Emerging Markets Series	1,240	782	(98)
The Emerging Markets Small Cap Series	133	2,060	(653)
J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$63,165
The Japanese Small Company Series	190,748
The Asia Pacific Small Company Series	107,949
The Continental Small Company Series	7,582
The Canadian Small Company Series	5,568
The Emerging Markets Series	125,789
The Emerging Markets Small Cap Series	332,217

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the realized net gains (losses) on in-kind redemptions as follows:

The DFA International Value Series	$79,168

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,170.10	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.12	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.4%
Consumer Discretionary	9.9%
Consumer Staples	2.5%
Energy	11.0%
Financials	31.1%
Health Care	2.4%
Industrials	9.7%
Information Technology	13.0%
Materials	13.3%
Real Estate	3.5%
Utilities	1.2%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	11,148,884	$95,029,389	0.9%
# Petroleo Brasileiro SA, Sponsored ADR	7,727,618	124,569,202	1.1%
Petroleo Brasileiro SA, Sponsored ADR	2,471,880	41,947,804	0.4%
Other Securities		147,084,630	1.3%

TOTAL BRAZIL		408,631,025	3.7%

CHILE — (0.5%)
Other Securities		58,877,907	0.5%

CHINA — (23.4%)
Agricultural Bank of China Ltd., Class H	93,468,000	41,678,398	0.4%
Alibaba Group Holding Ltd.	20,938,200	196,045,638	1.8%
* Baidu, Inc., Sponsored ADR	624,224	64,544,762	0.6%
Bank of China Ltd., Class H	284,847,817	127,751,408	1.2%
China Construction Bank Corp., Class H	393,120,101	254,345,042	2.4%
China Petroleum & Chemical Corp., Class H	95,493,575	57,000,266	0.5%
China Resources Land Ltd.	11,585,000	41,657,751	0.4%
Industrial & Commercial Bank of China Ltd., Class H	180,841,996	96,972,547	0.9%
PetroChina Co. Ltd., Class H	90,670,000	84,480,964	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	116,229,713	1.1%
Other Securities		1,481,439,431	13.4%

TOTAL CHINA		2,562,145,920	23.5%

COLOMBIA — (0.1%)
Other Securities		8,378,484	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,191,695	0.1%

GREECE — (0.5%)
Other Securities		53,314,707	0.5%

HONG KONG — (0.0%)
Other Securities		11,749	0.0%

HUNGARY — (0.2%)
Other Securities		24,136,179	0.2%

INDIA — (19.6%)
Axis Bank Ltd.	10,198,375	141,928,590	1.3%
HDFC Bank Ltd.	3,892,230	70,468,936	0.7%
Hindalco Industries Ltd.	5,501,565	42,285,007	0.4%
ICICI Bank Ltd., Sponsored ADR	2,702,493	74,399,629	0.7%
* Jio Financial Services Ltd.	9,844,822	44,185,694	0.4%
JSW Steel Ltd.	3,977,863	41,991,303	0.4%
Larsen & Toubro Ltd.	1,309,639	56,259,216	0.5%
Mahindra & Mahindra Ltd.	2,449,241	63,279,449	0.6%
REC Ltd.	7,646,370	46,488,335	0.4%
Reliance Industries Ltd.	11,159,215	391,469,003	3.6%
State Bank of India	7,741,976	75,988,962	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Tata Steel Ltd.	26,276,288	$51,716,869	0.5%
Other Securities		1,044,974,664	9.5%

TOTAL INDIA		2,145,435,657	19.7%

INDONESIA — (1.5%)
Other Securities		169,203,406	1.5%

KUWAIT — (0.3%)
Other Securities		31,293,555	0.3%

MALAYSIA — (1.6%)
Other Securities		174,366,045	1.6%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	3,914,576	38,828,704	0.4%
Grupo Mexico SAB de CV, Class B	8,985,336	55,525,162	0.5%
Other Securities		228,125,849	2.0%

TOTAL MEXICO		322,479,715	2.9%

PHILIPPINES — (0.8%)
Other Securities		82,530,849	0.8%

POLAND — (0.9%)
ORLEN SA	2,616,360	42,658,139	0.4%
Other Securities		57,592,791	0.5%

TOTAL POLAND		100,250,930	0.9%

QATAR — (0.7%)
Other Securities		73,642,455	0.7%

SAUDI ARABIA — (3.9%)
Saudi Awwal Bank	3,857,265	41,858,659	0.4%
Saudi Basic Industries Corp.	3,103,274	69,917,739	0.7%
Saudi National Bank	7,722,754	77,308,289	0.7%
Other Securities		232,354,073	2.1%

TOTAL SAUDI ARABIA		421,438,760	3.9%

SOUTH AFRICA — (2.5%)
Other Securities		270,321,565	2.5%

SOUTH KOREA — (12.3%)
Hana Financial Group, Inc.	1,106,230	46,657,236	0.5%
Hyundai Motor Co.	482,676	86,821,774	0.8%
# KB Financial Group, Inc., ADR	1,814,985	97,954,740	0.9%
Kia Corp.	1,118,017	94,721,269	0.9%
LG Electronics, Inc.	506,987	33,766,379	0.3%
# POSCO Holdings, Inc., Sponsored ADR	752,158	53,816,905	0.5%
Samsung Electronics Co. Ltd.	3,630,212	201,791,281	1.9%
# Shinhan Financial Group Co. Ltd., ADR	993,611	33,534,371	0.3%
Other Securities		693,363,587	6.2%

TOTAL SOUTH KOREA		1,342,427,542	12.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (18.8%)
# ASE Technology Holding Co. Ltd.	13,906,000	$62,557,482	0.6%
# Cathay Financial Holding Co. Ltd.	23,968,201	37,063,330	0.4%
China Steel Corp.	44,325,320	33,767,989	0.3%
CTBC Financial Holding Co. Ltd.	74,608,073	77,869,822	0.7%
Fubon Financial Holding Co. Ltd.	25,483,365	53,910,530	0.5%
Hon Hai Precision Industry Co. Ltd.	42,212,192	200,944,704	1.9%
# United Microelectronics Corp.	42,425,681	65,183,765	0.6%
Yuanta Financial Holding Co. Ltd.	39,747,131	37,284,227	0.4%
Other Securities		1,485,653,061	13.4%

TOTAL TAIWAN		2,054,234,910	18.8%

THAILAND — (1.7%)
PTT PCL	45,410,900	41,355,042	0.4%
Other Securities		145,502,336	1.3%

TOTAL THAILAND		186,857,378	1.7%

TURKEY — (1.1%)
Other Securities		120,315,950	1.1%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	25,662,471	57,383,735	0.5%
Other Securities		85,675,520	0.8%

TOTAL UNITED ARAB EMIRATES		143,059,255	1.3%

UNITED KINGDOM — (0.0%)
Other Security		1,264,565	0.0%

TOTAL COMMON STOCKS		10,766,810,203	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 8.432%	5,630,679	45,565,060	0.4%
Other Securities		42,450,022	0.4%

TOTAL BRAZIL		88,015,082	0.8%

COLOMBIA — (0.1%)
Other Securities		5,512,864	0.1%

INDIA — (0.0%)
Other Security		33	0.0%

PHILIPPINES — (0.0%)
Other Security		465,694	0.0%

TAIWAN — (0.0%)
Other Security		140,794	0.0%

TOTAL PREFERRED STOCKS		94,134,467	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,768	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$82,500	0.0%

THAILAND — (0.0%)
Other Securities		471	0.0%

TOTAL RIGHTS/WARRANTS		86,739	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,674,227,426)		10,861,031,409

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	7,020,581	81,214,079	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $8,755,439,619)		$10,942,245,488	100.2%

As of April 30, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	06/21/24	$123,811,859	$120,594,600	$(3,217,259)

Total Futures Contracts			$123,811,859	$120,594,600	$(3,217,259)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$407,313,944	$1,317,081	—	$408,631,025
Chile	—	58,877,907	—	58,877,907
China	127,150,819	2,418,501,934	$16,493,167	2,562,145,920
Colombia	8,375,855	2,629	—	8,378,484
Czech Republic	—	12,191,695	—	12,191,695
Greece	—	53,314,707	—	53,314,707
Hong Kong	—	9,850	1,899	11,749
Hungary	—	24,136,179	—	24,136,179
India	83,155,016	2,060,557,055	1,723,586	2,145,435,657
Indonesia	—	168,833,061	370,345	169,203,406
Kuwait	24,121,593	7,171,962	—	31,293,555
Malaysia	34,662	174,331,383	—	174,366,045
Mexico	314,655,809	7,823,906	—	322,479,715
Philippines	—	82,524,503	6,346	82,530,849
Poland	—	100,250,930	—	100,250,930
Qatar	—	73,642,455	—	73,642,455
Saudi Arabia	1,012,405	420,426,355	—	421,438,760
South Africa	7,176,990	263,144,575	—	270,321,565

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
South Korea	$195,747,840	$1,145,169,148	$1,510,554		$1,342,427,542
Taiwan	17,238,331	2,036,851,520	145,059		2,054,234,910
Thailand	176,302,626	10,554,752	—		186,857,378
Turkey	—	120,315,950	—		120,315,950
United Arab Emirates	459,964	142,599,291	—		143,059,255
United Kingdom	1,264,565	—	—		1,264,565
Preferred Stocks
Brazil	87,922,195	92,887	—		88,015,082
Colombia	5,512,864	—	—		5,512,864
India	—	33	—		33
Philippines	—	465,694	—		465,694
Taiwan	—	140,794	—		140,794
Rights/Warrants
Brazil	—	3,768	—		3,768
India	—	82,500	—		82,500
Thailand	—	471	—		471
Securities Lending Collateral	—	81,214,079	—		81,214,079

Total Investments in Securities	$1,457,445,478	$9,464,549,054	$20,250,956	<>	$10,942,245,488

Financial Instruments
Liabilities
Futures Contracts**	(3,217,259)	—	—		(3,217,259)

Total Financial Instruments	$(3,217,259)	—	—		$(3,217,259)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $444,452 of securities on loan)*	$10,861,031
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $81,212)	81,214
Segregated Cash for Futures Contracts	5,617
Foreign Currencies at Value	106,010
Cash	36,403
Receivables:
Investment Securities Sold	20,183
Dividends, Interest and Tax Reclaims	11,623
Securities Lending Income	1,224
Prepaid Expenses and Other Assets	2

Total Assets	11,123,307

LIABILITIES:
Payables:
Upon Return of Securities Loaned	81,211
Due to Advisor	895
Futures Margin Variation	1,904
Deferred Taxes Payable	121,440
Accrued Expenses and Other Liabilities	1,983

Total Liabilities	207,433

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,915,874

Investment Securities at Cost	$8,674,227

Foreign Currencies at Cost	$109,308

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,097)	$119,205
Income from Securities Lending, Net	5,202

Total Investment Income	124,407

Expenses
Investment Management Fees	5,387
Accounting & Transfer Agent Fees	117
Custodian Fees	1,912
Shareholders’ Reports	55
Directors’/Trustees’ Fees & Expenses	38
Professional Fees	138
Other	226

Total Expenses	7,873

Net Expenses	7,873

Net Investment Income (Loss)	116,534

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	175,133
Affiliated Investment Companies Shares Sold	6
Futures	9,709
Foreign Currency Transactions	(2,978)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,375,356
Affiliated Investment Companies Shares	4
Futures	324
Translation of Foreign Currency-Denominated Amounts	(85)

Net Realized and Unrealized Gain (Loss)	1,557,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,674,003

**	Net of foreign capital gain taxes withheld of $16,174.
***	Including foreign capital gain taxes of $(41,614).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$116,534	$462,712
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	175,133	13,066
Affiliated Investment Companies Shares Sold	6	36
Futures	9,709	6,571
Foreign Currency Transactions	(2,978)	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,375,356	1,083,861
Affiliated Investment Companies Shares	4	81
Futures	324	(1,409)
Translation of Foreign Currency-Denominated Amounts	(85)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,003	1,559,509

Transactions in Interest:
Contributions	64,011	466,478
Withdrawals	(952,426)	(1,655,840)

Net Increase (Decrease) from Transactions in Interest	(888,415)	(1,189,362)

Total Increase (Decrease) in Net Assets	785,588	370,147
Net Assets
Beginning of Period	10,130,286	9,760,139

End of Period	$10,915,874	$10,130,286

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $16,174.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(41,614).
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(13,476).

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	17.01	%(B)	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Period (thousands)	$10,915,874		$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.16	%(C)	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	5	%(B)	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $272 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2024, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$272

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$502,771	$1,296,622

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

Total	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,988,424	$3,680,091	$(1,493,619)	$2,186,472

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$105,312

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,217)	$(3,217)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$9,709	$9,709

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$324	$324

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Fund under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2024, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$563	$3,354	$(1,415)

J. Securities Lending:

As of April 30, 2024, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$488,531

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043024-001SI
00299851

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
*	Anima Holding SA	556,200	$362,045
	Atacadao SA	1,406,706	3,026,019
	Banco Bradesco SA, ADR	1,008,174	2,722,070
	Banco Bradesco SA	3,683,136	8,767,007
	Banco do Brasil SA	5,027,704	26,549,252
	Banco Santander Brasil SA	887,019	4,936,804
	Bemobi Mobile Tech SA	7,100	15,957
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,815	888,582
*	BRF SA	1,649,171	5,361,092
*	C&A Modas SA	297,100	630,521
	Camil Alimentos SA	618,591	999,495
	Cia Brasileira de Aluminio	257,044	255,925
#	Cia Siderurgica Nacional SA, Sponsored ADR	536,586	1,443,416
	Cia Siderurgica Nacional SA	2,103,437	5,638,763
	Cielo SA	1,045,555	1,121,546
*	Cogna Educacao SA	6,923,331	2,893,277
	Cruzeiro do Sul Educacional SA	12,500	9,677
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,162,243	4,543,684
Ω	Desktop SA	9,600	24,034
	Dexco SA	1,287,922	1,793,259
*	Diagnosticos da America SA	23,800	21,542
*	Embraer SA	858,011	5,510,663
	Empreendimentos Pague Menos SA	136,146	66,335
	Enauta Participacoes SA	218,376	1,148,949
	Eternit SA	140,300	190,756
	Even Construtora e Incorporadora SA	637,656	871,886
	Ez Tec Empreendimentos e Participacoes SA	280,950	745,037
*	Gafisa SA	22,777	22,897
	Gerdau SA, Sponsored ADR	5,141,449	17,892,242
	Grupo De Moda Soma SA	1,038,934	1,214,484
	Grupo SBF SA	66,900	143,267
*	Guararapes Confeccoes SA	458,800	649,420
* Ω	Hapvida Participacoes e Investimentos SA	13,122,494	9,325,194
*	International Meal Co. Alimentacao SA, Class A	699,042	214,050
	Iochpe Maxion SA	685,554	1,623,910
*	IRB-Brasil Resseguros SA	231,156	1,891,063
	Jalles Machado SA	104,338	141,861
	JBS SA	2,812,250	12,694,823
	JHSF Participacoes SA	1,856,905	1,537,706
	Lavvi Empreendimentos Imobiliarios SA	137,900	231,312
Ω	LWSA SA	801,300	709,852
*	Moura Dubeux Engenharia SA	33,900	75,666
	Movida Participacoes SA	373,009	507,153
*	MRV Engenharia e Participacoes SA	578,649	746,629
	Natura & Co. Holding SA	2,735,967	8,741,226
#	Petroleo Brasileiro SA, Sponsored ADR	10,199,498	166,517,006
	Petroleo Brasileiro SA	11,148,884	95,029,389
	Petroreconcavo SA	36,600	153,587
	Positivo Tecnologia SA	385,008	682,139
	Romi SA	296,109	578,806
*	Sao Carlos Empreendimentos e Participacoes SA	60,300	322,136
* Ω	Ser Educacional SA	42,900	45,605
	Trisul SA	403,505	355,124
	Tupy SA	388,884	1,949,438
	Ultrapar Participacoes SA	169,007	841,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	165,919	$239,008
	Vale SA, Sponsored ADR	63,615	774,195
	Vale SA	103,249	1,258,455
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	592,243
	YDUQS Participacoes SA	113,600	319,190
*	Zamp SA	98,200	72,999

TOTAL BRAZIL			408,631,025

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,121,265
	Besalco SA	530,992	306,958
	Camanchaca SA	1,334,309	56,121
	CAP SA	558,310	3,991,999
	Cementos BIO BIO SA	665,307	496,182
	Cencosud SA	4,150,328	7,111,822
	Cia Sud Americana de Vapores SA	46,849,671	3,655,060
	Cristalerias de Chile SA	264,624	785,562
	Empresa Nacional de Telecomunicaciones SA	714,381	2,455,557
	Empresas CMPC SA	4,198,444	8,291,495
	Empresas Copec SA	1,526,201	10,891,103
	Empresas Hites SA	1,694,432	153,550
	Enel Americas SA	31,819,905	2,982,961
*	Falabella SA	1,568,863	4,199,758
	Grupo Security SA	3,558,533	1,015,612
	Inversiones Aguas Metropolitanas SA	2,219,249	1,715,205
	Masisa SA	8,850,036	178,835
	PAZ Corp. SA	1,562,812	969,984
	Ripley Corp. SA	575,325	128,231
	Salfacorp SA	2,712,464	1,548,284
	Sigdo Koppers SA	187,924	229,999
	SMU SA	2,906,860	538,952
	Sociedad Matriz SAAM SA	44,103,821	4,869,084
	Socovesa SA	3,559,512	329,942
	SONDA SA	233,491	104,093
	Vina Concha y Toro SA	562,749	750,293

TOTAL CHILE			58,877,907

CHINA — (23.4%)
*	360 Security Technology, Inc., Class A	539,033	630,682
	361 Degrees International Ltd.	4,912,000	2,980,530
Ω	3SBio, Inc.	5,535,500	4,424,857
*	5I5J Holding Group Co. Ltd., Class A	1,102,800	300,287
	AAC Technologies Holdings, Inc.	3,593,000	11,435,208
	ADAMA Ltd., Class A	191,800	166,616
	Advanced Technology & Materials Co. Ltd., Class A	308,500	374,812
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	658,185
	AECC Aviation Power Co. Ltd., Class A	267,307	1,302,698
	Aerospace Hi-Tech Holdings Group Ltd., Class A	314,123	358,174
*	Agile Group Holdings Ltd.	5,864,999	444,610
	Agricultural Bank of China Ltd., Class H	93,468,000	41,678,398
	Aisino Corp., Class A	596,467	697,302
	Ajisen China Holdings Ltd.	3,000,000	404,926
	Alibaba Group Holding Ltd.	20,938,200	196,045,638
# *	Alibaba Pictures Group Ltd.	32,690,000	1,946,975
# Ω	A-Living Smart City Services Co. Ltd.	2,959,000	1,124,818
	Allmed Medical Products Co. Ltd., Class A	107,300	121,739
	Aluminum Corp. of China Ltd., Class H	7,952,000	5,273,871

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angang Steel Co. Ltd., Class H	6,883,632	$1,133,472
	Anhui Conch Cement Co. Ltd., Class H	3,924,500	9,105,089
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	380,527
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	532,003
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	880,397
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	148,899
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	243,893
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	594,028
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	722,841
*	Anhui Tatfook Technology Co. Ltd., Class A	204,100	229,150
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	28,680	42,843
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	438,112
	Anhui Xinhua Media Co. Ltd., Class A	236,100	237,067
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	801,154
*	Anton Oilfield Services Group	15,246,000	838,003
	Aoshikang Technology Co. Ltd., Class A	95,600	341,015
*	Aotecar New Energy Technology Co. Ltd., Class A	905,900	351,671
	APT Satellite Holdings Ltd.	154,000	43,708
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	208,277	510,284
	Asia Cement China Holdings Corp.	2,825,500	723,185
Ω	AsiaInfo Technologies Ltd.	654,800	590,505
	Avary Holding Shenzhen Co. Ltd., Class A	653,681	2,168,484
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	836,696
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	5,577,602
Ω	BAIC Motor Corp. Ltd., Class H	9,285,500	2,633,366
*	Baidu, Inc., Sponsored ADR	624,224	64,544,762
*	Baidu, Inc., Class A	100,000	1,295,558
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,770,990
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,545,383
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,799,262
	Bank of China Ltd., Class H	284,847,817	127,751,408
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,847,060
	Bank of Communications Co. Ltd., Class H	27,933,574	20,113,812
	Bank of Guiyang Co. Ltd., Class A	1,238,651	963,426
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,298,301
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	5,823,234
	Bank of Nanjing Co. Ltd., Class A	3,096,531	3,982,913
	Bank of Ningbo Co. Ltd., Class A	2,278,081	7,192,868
Ω	Bank of Qingdao Co. Ltd., Class H	106,000	30,563
	Bank of Shanghai Co. Ltd., Class A	3,354,147	3,379,143
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,339,671
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,886,084
*	Baoye Group Co. Ltd., Class H	1,561,120	1,016,672
*	Baozun, Inc., Class A	47,900	40,935
	BBMG Corp., Class H	12,619,000	1,042,536
	Befar Group Co. Ltd., Class A	513,000	283,417
	Beibuwan Port Co. Ltd., Class A	312,900	348,671
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,279,998
*	Beijing Capital International Airport Co. Ltd., Class H	5,088,000	1,619,035
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	1,054,793
	Beijing Energy International Holding Co. Ltd.	4,182,000	76,426
	Beijing Enlight Media Co. Ltd., Class A	160,200	206,455
	Beijing Enterprises Holdings Ltd.	2,633,000	8,429,677
#	Beijing Enterprises Water Group Ltd.	17,994,000	4,538,280
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	415,873
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	587,815
*	Beijing Jingyuntong Technology Co. Ltd., Class A	938,400	451,065
	Beijing New Building Materials PLC, Class A	193,310	872,931
*	Beijing North Star Co. Ltd., Class H	4,672,000	398,683

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	57,400	$58,736
	Beijing Originwater Technology Co. Ltd., Class A	753,163	508,208
*	Beijing Shougang Co. Ltd., Class A	1,194,166	524,746
*	Beijing Shunxin Agriculture Co. Ltd., Class A	5,122	13,191
*	Beijing Sinnet Technology Co. Ltd., Class A	241,828	310,988
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	140,136
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	128,575
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	758,912
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	291,002	348,247
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,556,784
*	Bengang Steel Plates Co. Ltd., Class A	659,400	291,880
	Best Pacific International Holdings Ltd., Class H	396,000	104,633
	BGI Genomics Co. Ltd., Class A	100,200	568,158
	Black Peony Group Co. Ltd., Class A	151,800	97,646
Ω	BOC Aviation Ltd.	359,300	2,857,777
	BOC International China Co. Ltd., Class A	93,300	131,850
	BOE Technology Group Co. Ltd., Class A	8,021,226	4,814,581
	BOE Varitronix Ltd.	537,000	370,390
*	Bohai Leasing Co. Ltd., Class A	2,291,900	787,181
	Bright Dairy & Food Co. Ltd., Class A	559,105	695,765
††	Brilliance China Automotive Holdings Ltd.	16,650,000	13,825,915
	B-Soft Co. Ltd., Class A	298,340	175,465
*	BTG Hotels Group Co. Ltd., Class A	286,313	604,495
	BYD Electronic International Co. Ltd.	2,284,000	7,694,304
	C C Land Holdings Ltd.	15,072,429	2,284,494
	C&D International Investment Group Ltd.	1,354,698	2,683,544
	Cabbeen Fashion Ltd.	686,000	65,905
	Caitong Securities Co. Ltd., Class A	997,510	1,051,871
	Camel Group Co. Ltd., Class A	362,820	411,940
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	230,503
	Canmax Technologies Co. Ltd., Class A	254,416	739,969
	Capital Environment Holdings Ltd.	12,116,000	127,371
*	Carrianna Group Holdings Co. Ltd.	3,286,391	92,057
*	CCCC Design & Consulting Group Co. Ltd., Class A	256,400	382,624
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	931,647
	CECEP Wind-Power Corp., Class A	2,054,970	889,706
	Central China Management Co. Ltd.	7,334,350	103,133
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,931,200
	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	222,856
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	213,665
	Changjiang Securities Co. Ltd., Class A	1,260,190	983,826
	Chaoju Eye Care Holdings Ltd.	61,500	30,075
	Chaowei Power Holdings Ltd.	3,170,000	566,150
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	23,500	46,422
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	359,181
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	248,427
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	378,289
*	Chengtun Mining Group Co. Ltd., Class A	128,464	86,607
	Chenguang Biotech Group Co. Ltd., Class A	82,100	106,806
	Chengxin Lithium Group Co. Ltd., Class A	270,700	668,967
	Chengzhi Co. Ltd., Class A	346,411	369,480
	China Aerospace International Holdings Ltd.	9,912,000	398,881
	China Aircraft Leasing Group Holdings Ltd.	807,500	351,943
	China BlueChemical Ltd., Class H	8,976,878	2,849,807
* Ω	China Bohai Bank Co. Ltd., Class H	957,000	125,657
	China CAMC Engineering Co. Ltd., Class A	439,100	463,995
	China Cinda Asset Management Co. Ltd., Class H	25,074,000	2,259,586

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	28,158,112	$16,473,433
* †† Ω	China CITIC Financial Asset Management Co. Ltd., Class H	30,639,000	1,378,921
	China Coal Energy Co. Ltd., Class H	10,409,000	10,485,387
	China Communications Services Corp. Ltd., Class H	12,365,071	5,911,081
*	China Conch Environment Protection Holdings Ltd.	1,265,000	120,103
	China Conch Venture Holdings Ltd.	6,174,500	4,503,774
	China Construction Bank Corp., Class H	393,120,101	254,345,042
	China CSSC Holdings Ltd., Class A	42,700	214,548
	China Design Group Co. Ltd., Class A	48,100	64,963
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	646,000	169,936
# * ††	China Dili Group	4,137,899	65,485
	China Dongxiang Group Co. Ltd.	4,346,000	212,750
	China Education Group Holdings Ltd.	570,312	321,989
	China Electronics Huada Technology Co. Ltd.	160,000	26,594
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	121,097
	China Energy Engineering Corp. Ltd., Class A	6,490,514	1,968,022
	China Energy Engineering Corp. Ltd., Class H	3,120,000	312,681
#	China Everbright Bank Co. Ltd., Class H	12,961,000	3,926,610
Ω	China Everbright Greentech Ltd.	3,120,000	265,838
	China Everbright Ltd.	4,737,869	2,526,314
Ω	China Feihe Ltd.	5,245,000	2,868,310
*	China Financial Services Holdings Ltd.	94,200	3,160
	China Foods Ltd.	2,616,000	1,001,977
	China Galaxy Securities Co. Ltd., Class H	4,893,000	2,650,375
	China Gas Holdings Ltd.	12,467,800	11,673,985
#	China Glass Holdings Ltd.	4,496,000	470,592
*	China Gold International Resources Corp. Ltd.	472,300	2,735,652
	China Great Wall Securities Co. Ltd., Class A	427,300	450,480
	China Greatwall Technology Group Co. Ltd., Class A	353,300	473,764
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	578,430
	China Hanking Holdings Ltd.	760,000	102,052
	China Harmony Auto Holding Ltd.	4,921,000	318,525
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	215,969
*	China High Speed Transmission Equipment Group Co. Ltd.	2,025,000	201,974
#	China Hongqiao Group Ltd.	7,741,500	10,682,333
# ††	China Huiyuan Juice Group Ltd.	4,182,433	187,449
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	3,927,530
	China Jinmao Holdings Group Ltd.	20,971,750	1,777,091
	China Jushi Co. Ltd., Class A	1,384,441	2,275,547
	China Kepei Education Group Ltd.	1,630,000	308,037
	China Lesso Group Holdings Ltd.	6,019,000	2,523,078
	China Lilang Ltd.	1,700,000	1,038,932
*	China Longevity Group Co. Ltd.	1,152,649	37,868
# * ††	China Maple Leaf Educational Systems Ltd.	7,422,000	347,767
	China Medical System Holdings Ltd.	3,515,000	3,138,364
	China Meheco Co. Ltd., Class A	425,320	651,373
	China Meidong Auto Holdings Ltd.	554,000	178,805
	China Merchants Bank Co. Ltd., Class H	7,161,500	31,015,430
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	624,947
	China Merchants Land Ltd.	10,580,000	383,126
	China Merchants Port Holdings Co. Ltd.	4,596,291	6,069,930
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	376,510
Ω	China Merchants Securities Co. Ltd., Class H	224,020	186,198
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	1,619,931
# ††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,914,570
#	China Modern Dairy Holdings Ltd.	9,508,000	785,573
	China National Accord Medicines Corp. Ltd., Class A	209,307	1,013,614

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Building Material Co. Ltd., Class H	19,549,250	$7,564,345
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,442,055
	China National Medicines Corp. Ltd., Class A	258,300	1,237,760
	China National Nuclear Power Co. Ltd., Class A	6,406,843	8,167,810
Ω	China New Higher Education Group Ltd.	2,511,000	748,862
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	600,500	421,312
	China Nonferrous Mining Corp. Ltd.	1,038,000	938,299
*	China Oil & Gas Group Ltd.	18,900,000	503,076
	China Oilfield Services Ltd., Class H	3,784,000	4,046,252
	China Oriental Group Co. Ltd.	6,200,000	827,648
	China Overseas Grand Oceans Group Ltd.	9,595,742	2,061,181
	China Overseas Land & Investment Ltd.	11,434,000	21,025,668
	China Pacific Insurance Group Co. Ltd., Class H	4,041,000	8,854,141
	China Petroleum & Chemical Corp., Class H	95,493,575	57,000,266
	China Publishing & Media Co. Ltd., Class A	144,700	145,977
	China Railway Group Ltd., Class H	14,972,000	7,388,065
	China Railway Hi-tech Industry Co. Ltd., Class A	430,100	462,765
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,908,000	2,289,680
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	254,904
*	China Rare Earth Holdings Ltd.	3,346,600	150,879
	China Reinsurance Group Corp., Class H	22,971,000	1,635,308
# * †† Ω	China Renaissance Holdings Ltd.	192,200	33,415
	China Resources Building Materials Technology Holdings Ltd.	12,574,000	2,122,241
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	1,043,270
	China Resources Gas Group Ltd.	299,900	942,577
	China Resources Land Ltd.	11,585,000	41,657,751
	China Resources Medical Holdings Co. Ltd.	4,563,500	2,403,973
Ω	China Resources Pharmaceutical Group Ltd.	8,260,500	5,341,752
#	China Risun Group Ltd.	3,069,000	1,232,725
*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	1,014,791
*	China SCE Group Holdings Ltd.	1,358,000	23,940
# Ω	China Shengmu Organic Milk Ltd.	729,000	17,931
	China Shenhua Energy Co. Ltd., Class H	6,198,500	25,726,673
	China Shineway Pharmaceutical Group Ltd.	1,750,000	2,064,053
*	China Shuifa Singyes Energy Holdings Ltd.	34,000	1,338
*	China Silver Group Ltd.	2,030,000	76,084
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,004,142
	China Starch Holdings Ltd.	11,520,000	223,215
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	9,974,779
	China State Construction International Holdings Ltd.	738,000	778,666
# *	China Sunshine Paper Holdings Co. Ltd.	2,045,000	492,895
	China Taiping Insurance Holdings Co. Ltd.	6,517,000	5,958,593
*	China Tianrui Group Cement Co. Ltd., Class C	45,000	276
*	China Tianying, Inc., Class A	948,700	611,722
Ω	China Tower Corp. Ltd., Class H	167,822,000	19,645,130
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	8,416,173
*	China TransInfo Technology Co. Ltd., Class A	178,482	240,582
	China Travel International Investment Hong Kong Ltd.	13,015,631	2,086,885
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	223,004
#	China Vanke Co. Ltd., Class H	7,556,105	4,431,550
	China West Construction Group Co. Ltd., Class A	394,200	321,874
Ω	China Xinhua Education Group Ltd.	229,000	20,734
	China XLX Fertiliser Ltd.	2,216,000	1,007,294
	China Yongda Automobiles Services Holdings Ltd.	4,827,000	1,308,019
* Ω	China Yuhua Education Corp. Ltd.	470,000	40,620
	China Zhenhua Group Science & Technology Co. Ltd., Class A	61,100	392,752
	China Zheshang Bank Co. Ltd., Class H	2,665,800	768,715
# ††	China Zhongwang Holdings Ltd.	13,622,954	548,561

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	$109,592
	Chinasoft International Ltd.	6,112,000	3,675,303
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	720,798
	Chongqing Changan Automobile Co. Ltd., Class A	1,037,939	2,099,153
	Chongqing Department Store Co. Ltd., Class A	88,184	316,326
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	171,400	335,637
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	88,304
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,784,000	5,043,937
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	612,336
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	186,700	300,891
	Chow Tai Seng Jewellery Co. Ltd., Class A	88,800	195,541
	CIMC Enric Holdings Ltd.	2,746,000	2,716,813
Ω	CIMC Vehicles Group Co. Ltd., Class H	54,500	51,369
	Cinda Real Estate Co. Ltd., Class A	783,100	388,338
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	356,050
	CITIC Ltd.	17,449,483	16,514,226
	CITIC Resources Holdings Ltd.	14,768,000	994,782
	CITIC Securities Co. Ltd., Class H	2,404,825	3,828,757
	City Development Environment Co. Ltd., Class A	123,300	209,210
*	Citychamp Watch & Jewellery Group Ltd.	476,000	63,160
*	CMGE Technology Group Ltd.	74,000	12,569
	CMST Development Co. Ltd., Class A	759,700	542,366
*	CNFinance Holdings Ltd., ADR	5,312	9,827
	CNGR Advanced Material Co. Ltd., Class A	34,300	247,485
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	453,958
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,190,802
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	586,677	629,153
	COFCO Biotechnology Co. Ltd., Class A	629,700	546,821
# *	COFCO Joycome Foods Ltd.	5,417,000	1,228,922
	COFCO Sugar Holding Co. Ltd., Class A	494,900	684,021
	Comba Telecom Systems Holdings Ltd.	634,000	48,188
	Concord New Energy Group Ltd.	35,720,000	2,772,929
	Consun Pharmaceutical Group Ltd.	2,094,000	1,561,497
*	Coolpad Group Ltd.	12,062,079	92,516
	COSCO SHIPPING Development Co. Ltd., Class H	14,221,000	1,488,036
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,673,900
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	18,123,370
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	1,562,699
#	COSCO SHIPPING Ports Ltd.	8,226,389	5,048,196
	CPMC Holdings Ltd.	4,051,000	3,455,715
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	381,502
*	Crazy Sports Group Ltd.	738,000	8,116
	CRRC Corp. Ltd., Class H	1,595,000	880,428
	CSG Holding Co. Ltd., Class A	632,849	489,401
	CSSC Hong Kong Shipping Co. Ltd.	1,100,000	194,761
	CTS International Logistics Corp. Ltd., Class A	433,870	397,611
	Daan Gene Co. Ltd., Class A	484,033	465,818
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	409,182
	Daqin Railway Co. Ltd., Class A	3,556,661	3,397,284
	Dashang Co. Ltd., Class A	114,808	323,692
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	103,046
	Dazhong Transportation Group Co. Ltd., Class A	145,039	55,733
	Dazzle Fashion Co. Ltd., Class A	16,100	28,195
	DHC Software Co. Ltd., Class A	737,600	555,223
	Dian Diagnostics Group Co. Ltd., Class A	158,900	308,544
	Digital China Group Co. Ltd., Class A	90,100	380,289
	Digital China Holdings Ltd.	3,109,000	1,134,890
	Digital China Information Service Group Co. Ltd., Class A	316,700	589,567

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Do-Fluoride New Materials Co. Ltd., Class A	57,600	$109,583
	Dong-E-E-Jiao Co. Ltd., Class A	24,513	232,080
	Dongfang Electric Corp. Ltd., Class H	798,600	1,083,330
	Dongfeng Motor Group Co. Ltd., Class H	4,216,000	1,528,901
	Dongguan Development Holdings Co. Ltd., Class A	308,200	429,103
	Dongxing Securities Co. Ltd., Class A	763,900	926,731
	Dongyue Group Ltd.	6,472,000	5,706,731
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	231,201
	E-Commodities Holdings Ltd.	5,880,000	1,216,101
	Edvantage Group Holdings Ltd.	351,596	110,215
	EIT Environmental Development Group Co. Ltd., Class A	840	1,592
	Elion Energy Co. Ltd., Class A	807,498	228,595
	ENN Natural Gas Co. Ltd., Class A	219,900	547,849
	Era Co. Ltd., Class A	302,300	192,123
	Essex Bio-technology Ltd.	207,000	60,633
#	EVA Precision Industrial Holdings Ltd.	4,192,000	420,885
#	Ever Sunshine Services Group Ltd.	698,000	146,613
Ω	Everbright Securities Co. Ltd., Class H	440,600	308,957
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	639,629
*	Fangda Special Steel Technology Co. Ltd., Class A	738,170	423,342
#	Far East Horizon Ltd.	8,098,000	6,011,209
*	FAW Jiefang Group Co. Ltd., Class A	724,752	897,266
	FAWER Automotive Parts Co. Ltd., Class A	470,012	371,011
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	295,978	716,454
*	FIH Mobile Ltd.	3,972,000	442,185
	Financial Street Holdings Co. Ltd., Class A	299,830	127,528
	FinVolution Group, ADR	424,921	2,026,873
	First Capital Securities Co. Ltd., Class A	539,800	426,423
	Fosun International Ltd.	9,712,683	5,730,397
	Founder Securities Co. Ltd., Class A	713,607	881,686
	Fu Shou Yuan International Group Ltd.	223,000	150,967
	Fufeng Group Ltd.	8,809,000	6,427,503
	Fujian Funeng Co. Ltd., Class A	644,857	886,941
	Fujian Star-net Communication Co. Ltd., Class A	188,271	395,873
	Fujian Sunner Development Co. Ltd., Class A	329,998	711,984
	Gansu Energy Chemical Co. Ltd., Class A	939,600	456,690
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	320,912
	GCL Energy Technology Co. Ltd., Class A	367,800	479,529
	GCL Technology Holdings Ltd.	28,393,000	4,205,367
*	GDS Holdings Ltd., Class A	2,550,800	2,591,097
	Geely Automobile Holdings Ltd.	23,097,000	27,798,590
	GEM Co. Ltd., Class A	1,230,500	1,179,497
	Gemdale Corp., Class A	1,042,554	570,496
	Gemdale Properties & Investment Corp. Ltd.	32,190,000	1,145,297
Ω	Genertec Universal Medical Group Co. Ltd.	4,023,500	2,415,700
	GF Securities Co. Ltd., Class H	2,865,000	2,854,231
	Giant Network Group Co. Ltd., Class A	283,200	457,787
*	Glorious Property Holdings Ltd.	11,363,000	14,502
	GoerTek, Inc., Class A	210,631	457,354
	GoldenHome Living Co. Ltd., Class A	68,570	206,418
	Goldenmax International Group Ltd., Class A	211,400	200,770
	Goldlion Holdings Ltd.	1,383,000	179,517
	Goldpac Group Ltd.	1,296,000	238,505
#	Goldwind Science & Technology Co. Ltd., Class H	2,934,000	1,173,169
*	Gotion High-tech Co. Ltd., Class A	307,483	793,640
*	Grand Baoxin Auto Group Ltd.	64,823	1,384
	Grand Pharmaceutical Group Ltd., Class L	3,827,000	2,112,502
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	329,025
*	Greatview Aseptic Packaging Co. Ltd.	2,232,000	602,781

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	687,300	$3,987,205
*	Greenland Hong Kong Holdings Ltd.	6,870,575	193,706
	Greentown China Holdings Ltd.	5,207,591	4,566,102
	Greentown Service Group Co. Ltd.	1,668,000	757,810
	GRG Banking Equipment Co. Ltd., Class A	289,500	474,406
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	524,324
	Guangdong Dongpeng Holdings Co. Ltd., Class A	195,700	184,066
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	134,795
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	180,024
*	Guangdong HEC Technology Holding Co. Ltd., Class A	363,000	443,442
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	102,902
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	401,472
	Guangdong Shirongzhaoye Co. Ltd., Class A	56,100	42,267
	Guangdong Sirio Pharma Co. Ltd., Class A	11,300	60,953
	Guangdong South New Media Co. Ltd., Class A	29,400	152,770
	Guangdong Tapai Group Co. Ltd., Class A	353,173	337,141
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	585,150
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	233,040
	Guanghui Energy Co. Ltd., Class A	2,236,238	2,273,207
*	Guangshen Railway Co. Ltd., Class H	1,822,000	494,621
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	663,470
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	479,930
	Guangzhou Automobile Group Co. Ltd., Class H	9,030,000	3,730,513
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	511,000	728,659
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	624,000	1,659,894
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	380,983
	Guangzhou Haige Communications Group, Inc. Co., Class A	224,400	336,747
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	147,036
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	679,367
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	265,500	308,813
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	869,132	699,385
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	307,899
	Guizhou Zhenhua E-chem, Inc., Class A	106,703	190,457
	Guosen Securities Co. Ltd., Class A	1,426,327	1,763,491
*	Guosheng Financial Holding, Inc., Class A	257,924	422,230
Ω	Guotai Junan Securities Co. Ltd., Class H	1,171,600	1,245,470
	Guoyuan Securities Co. Ltd., Class A	915,650	859,140
	Haier Smart Home Co. Ltd., Class A	879,896	3,660,445
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	42,236
*	Hainan Meilan International Airport Co. Ltd., Class H	252,000	245,412
	Haitian International Holdings Ltd.	1,106,000	3,602,072
	Haitong Securities Co. Ltd., Class H	8,899,200	4,250,448
	Hand Enterprise Solutions Co. Ltd., Class A	107,000	97,522
	Hang Zhou Great Star Industrial Co. Ltd., Class A	179,700	626,218
	Hangcha Group Co. Ltd., Class A	57,400	237,002
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	271,990
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	663,701
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	16,000	99,091
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	488,618
	Han’s Laser Technology Industry Group Co. Ltd., Class A	461,214	1,339,727
* Ω	Harbin Bank Co. Ltd., Class H	1,255,000	48,747
	Harbin Electric Co. Ltd., Class H	3,545,474	1,145,173
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	218,383
	HBIS Resources Co. Ltd., Class A	179,600	448,117
	Health & Happiness H&H International Holdings Ltd.	714,500	928,895
*	Hebei Construction Group Corp. Ltd., Class H	83,000	5,505
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	131,972
	Hello Group, Inc., Sponsored ADR	641,463	3,739,729
	Henan Liliang Diamond Co. Ltd., Class A	44,600	207,464

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	$529,204
	Henan Pinggao Electric Co. Ltd., Class A	192,000	392,914
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	949,312
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	347,221
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	277,864
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	314,203
	Hengan International Group Co. Ltd.	1,598,000	5,364,759
*	Hengdeli Holdings Ltd.	14,156,000	275,199
*	Hengli Petrochemical Co. Ltd., Class A	1,657,374	3,538,415
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,273,158
*	Hengyi Petrochemical Co. Ltd., Class A	915,641	945,624
	Hesteel Co. Ltd., Class A	3,844,300	1,159,861
	Hexing Electrical Co. Ltd., Class A	99,300	625,391
*	Hi Sun Technology China Ltd.	8,511,000	564,620
*	Honghua Group Ltd.	7,760,000	86,095
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	61,755
# *	Hopson Development Holdings Ltd.	6,712,708	3,189,904
# *	Horizon Construction Development Ltd.	299,925	76,162
	Hoyuan Green Energy Co. Ltd., Class A	120,627	365,419
# * Ω	Hua Hong Semiconductor Ltd.	2,386,000	4,702,097
	Huaan Securities Co. Ltd., Class A	147,800	98,396
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	201,246
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,785,477
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	267,508	147,554
*	Huafu Fashion Co. Ltd., Class A	458,898	301,379
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	2,278,625
	Huapont Life Sciences Co. Ltd., Class A	604,400	386,903
Ω	Huatai Securities Co. Ltd., Class H	4,352,400	5,147,233
	Huaxi Securities Co. Ltd., Class A	598,255	609,334
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,945,878
	Huaxin Cement Co. Ltd., Class A	624,228	1,196,315
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,627,220
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	120,194	681,643
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	1,203,070
	Huishang Bank Corp. Ltd., Class H	1,545,900	470,404
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	570,762
	Hunan Aihua Group Co. Ltd., Class A	97,600	199,051
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	188,300	66,735
	Hunan Gold Corp. Ltd., Class A	132,500	283,208
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	330,500	265,733
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	1,869,332
*	Hytera Communications Corp. Ltd., Class A	370,100	216,585
*	HyUnion Holding Co. Ltd., Class A	57,300	44,882
Ω	IMAX China Holding, Inc.	76,600	68,891
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	96,972,547
	Industrial Bank Co. Ltd., Class A	6,460,753	15,006,096
	Industrial Securities Co. Ltd., Class A	2,239,692	1,720,682
	Infore Environment Technology Group Co. Ltd., Class A	768,056	542,748
# Ω	Ingdan, Inc.	1,339,000	181,406
*	Inkeverse Group Ltd.	1,796,000	188,929
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	1,829,412
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,395,620
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	575,105
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,939,860
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	747,179
	Inspur Digital Enterprise Technology Ltd.	106,000	52,348
	Intco Medical Technology Co. Ltd., Class A	214,573	815,862
	Intron Technology Holdings Ltd.	182,000	43,836

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JA Solar Technology Co. Ltd., Class A	713,000	$1,398,211
	JCET Group Co. Ltd., Class A	498,346	1,756,858
* Ω	JD Logistics, Inc.	2,027,900	2,194,845
	JD.com, Inc., Class A	1,886,950	27,187,875
	Jiangling Motors Corp. Ltd., Class A	245,529	882,290
	Jiangsu Azure Corp., Class A	282,600	327,135
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	920,462	1,010,143
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	158,760	227,620
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,006,457	1,375,360
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	579,648
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	583,013
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	381,242
	Jiangsu Linyang Energy Co. Ltd., Class A	686,100	625,104
	Jiangsu Shagang Co. Ltd., Class A	629,500	347,810
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	361,761	320,446
	Jiangsu Sopo Chemical Co., Class A	78,029	73,286
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	562,776
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,642,417
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	325,914
	Jiangxi Copper Co. Ltd., Class H	3,639,000	7,411,298
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	174,067
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	289,636
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	588,043
*	Jilin Chemical Fibre, Class A	406,700	204,413
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	6,218
#	JinkoSolar Holding Co. Ltd., ADR	185,955	4,485,235
	Jinlei Technology Co. Ltd., Class A	75,500	195,739
	Jinmao Property Services Co. Ltd.	458,891	142,667
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,469,153
	Jinneng Science&Technology Co. Ltd., Class A	349,833	327,231
* Ω	Jinxin Fertility Group Ltd.	1,256,500	423,748
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,323,702
	JNBY Design Ltd.	331,000	602,674
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	708,516	1,186,962
	Joinn Laboratories China Co. Ltd., Class A	190,140	428,467
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,220,251	1,380,641
	Joy City Property Ltd.	19,238,000	544,855
	Joyoung Co. Ltd., Class A	17,100	27,291
	JSTI Group, Class A	398,875	465,493
	Ju Teng International Holdings Ltd.	5,762,249	759,848
	Juewei Food Co. Ltd., Class A	79,200	221,314
*	Jutal Offshore Oil Services Ltd.	590,000	52,867
* Ω	Kangda International Environmental Co. Ltd.	3,731,000	110,472
*	Kasen International Holdings Ltd.	1,129,000	39,951
	KBC Corp. Ltd., Class A	23,675	122,100
*	Keeson Technology Corp. Ltd., Class A	14,200	23,549
	Keshun Waterproof Technologies Co. Ltd., Class A	169,500	105,612
	Kinetic Development Group Ltd.	296,000	34,361
#	Kingboard Holdings Ltd.	3,466,845	7,619,342
#	Kingboard Laminates Holdings Ltd.	3,534,500	3,027,745
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	618,988
	Kingsoft Corp. Ltd.	165,000	536,082
	Kunlun Energy Co. Ltd.	19,424,000	18,829,212
*	KWG Living Group Holdings Ltd.	5,697,250	256,742
	Lao Feng Xiang Co. Ltd., Class A	64,954	691,107
	LB Group Co. Ltd., Class A	443,033	1,280,788
	Lee & Man Chemical Co. Ltd.	254,000	108,710
	Lee & Man Paper Manufacturing Ltd.	5,699,000	1,715,373
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	146,884

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Legend Holdings Corp., Class H	2,595,200	$1,832,983
	Lenovo Group Ltd.	1,004,000	1,129,259
	Lens Technology Co. Ltd., Class A	1,553,261	3,053,125
*	Leo Group Co. Ltd., Class A	2,336,500	642,153
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	634,125
	LexinFintech Holdings Ltd., ADR	216,777	364,185
	Leyard Optoelectronic Co. Ltd., Class A	669,100	460,599
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	228,177
*	Liao Ning Oxiranchem, Inc., Class A	167,700	121,636
*	Lier Chemical Co. Ltd., Class A	264,760	348,814
*	Lingbao Gold Group Co. Ltd., Class H	132,000	49,435
	Lingyi iTech Guangdong Co., Class A	949,565	679,032
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	113,058
#	Livzon Pharmaceutical Group, Inc., Class H	234,700	803,811
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	92,600	251,326
	LK Technology Holdings Ltd.	150,000	60,769
	Loncin Motor Co. Ltd., Class A	425,100	379,907
Ω	Longfor Group Holdings Ltd.	8,453,000	12,520,114
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	59,104
	Lonking Holdings Ltd.	11,218,000	2,061,379
	Luenmei Quantum Co. Ltd., Class A	593,803	482,386
	Luoniushan Co. Ltd., Class A	506,991	345,154
	Luxi Chemical Group Co. Ltd., Class A	683,600	1,091,034
* Ω	Luye Pharma Group Ltd.	8,776,000	3,092,291
	Maccura Biotechnology Co. Ltd., Class A	183,900	332,618
	Mango Excellent Media Co. Ltd., Class A	327,194	1,053,413
* Ω	Maoyan Entertainment	881,400	1,089,734
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	427,723
# Ω	Medlive Technology Co. Ltd.	44,500	46,748
	Metallurgical Corp. of China Ltd., Class H	13,278,000	2,584,728
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	145,016
Ω	Midea Real Estate Holding Ltd.	623,600	348,033
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	199,694
	Min Xin Holdings Ltd.	708,418	230,343
	Ming Yang Smart Energy Group Ltd., Class A	487,300	656,279
*	Mingfa Group International Co. Ltd.	608,000	17,035
*	Minmetals Land Ltd.	8,433,205	377,387
Ω	Minsheng Education Group Co. Ltd.	1,078,000	35,970
	Minth Group Ltd.	2,890,000	4,926,309
	MLS Co. Ltd., Class A	513,262	592,633
# *	MMG Ltd.	7,208,000	3,268,279
	Monalisa Group Co. Ltd., Class A	39,200	56,025
	MYS Group Co. Ltd., Class A	393,300	174,101
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	202,414
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,227,597
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	332,760
*	NavInfo Co. Ltd., Class A	404,200	414,493
# *	Nayuki Holdings Ltd.	110,000	38,724
	NetDragon Websoft Holdings Ltd.	1,115,500	1,562,568
	New China Life Insurance Co. Ltd., Class H	2,965,200	5,686,537
*	New Hope Liuhe Co. Ltd., Class A	748,864	920,653
*	New World Department Store China Ltd.	1,225,000	37,800
	Newland Digital Technology Co. Ltd., Class A	104,460	244,099
	Nexteer Automotive Group Ltd.	4,477,000	2,359,858
*	Nine Dragons Paper Holdings Ltd.	6,896,000	3,046,704
	Ninestar Corp., Class A	209,000	727,112
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	698,712
	Ningbo Joyson Electronic Corp., Class A	370,841	896,284
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	122,313	513,902

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	56,137	$260,794
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	675,857
	Ningxia Baofeng Energy Group Co. Ltd., Class A	103,200	235,894
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	49,268
*	Niu Technologies, Sponsored ADR	5,348	12,140
	Noah Holdings Ltd., Sponsored ADR	20,478	257,408
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	361,772
	North Industries Group Red Arrow Co. Ltd., Class A	133,100	245,329
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	297,610
	Northeast Securities Co. Ltd., Class A	583,400	553,093
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,042,449
#	Onewo, Inc., Class H	29,800	78,513
	Opple Lighting Co. Ltd., Class A	97,400	243,861
	ORG Technology Co. Ltd., Class A	823,720	530,304
	Orient Overseas International Ltd.	340,000	4,958,908
# Ω	Orient Securities Co. Ltd., Class H	1,844,000	763,318
*	Oriental Energy Co. Ltd., Class A	447,680	564,809
	Oriental Pearl Group Co. Ltd., Class A	912,860	867,575
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	193,323
	PAX Global Technology Ltd.	3,776,000	3,159,294
*	PCI Technology Group Co. Ltd., Class A	140,700	87,200
	People’s Insurance Co. Group of China Ltd. , Class H	20,891,000	6,856,947
	PetroChina Co. Ltd., Class H	90,670,000	84,480,964
	PICC Property & Casualty Co. Ltd., Class H	11,573,000	14,378,092
	Ping An Bank Co. Ltd., Class A	6,275,313	9,326,721
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	116,229,713
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,731,039
	Poly Property Group Co. Ltd.	10,173,870	1,856,630
	Pony Testing International Group Co. Ltd., Class A	82,000	107,754
Ω	Postal Savings Bank of China Co. Ltd., Class H	29,968,000	15,528,000
	Pou Sheng International Holdings Ltd.	9,206,000	773,977
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,869,902
	Prinx Chengshan Holdings Ltd.	214,000	198,293
	PW Medtech Group Ltd.	1,439,000	170,066
	Pylon Technologies Co. Ltd., Class A	27,327	298,492
*	Q Technology Group Co. Ltd.	2,131,000	877,112
	Qifu Technology, Inc., ADR	270,821	4,953,316
	Qingdao East Steel Tower Stock Co. Ltd., Class A	326,600	343,270
	Qingdao Gon Technology Co. Ltd., Class A	51,535	163,685
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	574,957
Ω	Qingdao Port International Co. Ltd., Class H	643,000	420,965
*	Qingdao Rural Commercial Bank Corp., Class A	1,675,000	655,573
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	901,366
	Qingdao TGOOD Electric Co. Ltd., Class A	83,500	222,659
	Qingdao Topscomm Communication, Inc., Class A	56,400	44,153
*	Qingling Motors Co. Ltd., Class H	3,108,000	213,915
	Qinhuangdao Port Co. Ltd., Class H	845,000	175,403
*	Qudian, Inc., Sponsored ADR	278,729	663,375
# *	Radiance Holdings Group Co. Ltd.	783,000	212,433
	Rainbow Digital Commercial Co. Ltd., Class A	496,976	335,302
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,643,897	326,222
# * †† Ω	Redco Properties Group Ltd.	3,306,000	105,654
	Renhe Pharmacy Co. Ltd., Class A	672,100	604,684
	Rianlon Corp., Class A	34,500	142,750
	Risen Energy Co. Ltd., Class A	291,400	520,511
	Riyue Heavy Industry Co. Ltd., Class A	271,409	458,864
	Rongan Property Co. Ltd., Class A	277,856	93,376
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,970,080
	Sailun Group Co. Ltd., Class A	104,600	239,054

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	590,500	$1,017,485
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	481,424
	Sansure Biotech, Inc., Class A	76,957	216,940
	Sany Heavy Equipment International Holdings Co. Ltd.	753,000	529,119
	Sany Heavy Industry Co. Ltd., Class A	1,634,242	3,672,073
*	Satellite Chemical Co. Ltd., Class A	403,731	1,072,265
	Sealand Securities Co. Ltd., Class A	1,406,195	650,552
# *	Seazen Group Ltd.	7,404,857	1,277,681
*	Seazen Holdings Co. Ltd., Class A	561,015	759,939
#	S-Enjoy Service Group Co. Ltd.	199,000	73,937
	SF Holding Co. Ltd., Class A	474,358	2,366,068
	Shaanxi Coal Industry Co. Ltd., Class A	1,361,950	4,612,394
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,890,828
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	287,593
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	284,309	643,197
*	Shandong Chenming Paper Holdings Ltd., Class H	1,837,227	429,083
*	Shandong Hi-Speed New Energy Group Ltd.	97,600	24,192
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	222,119
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	360,999	1,481,711
*	Shandong Humon Smelting Co. Ltd., Class A	275,500	460,036
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	66,300	171,890
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	1,058,660
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,519,011
	Shandong Publishing & Media Co. Ltd., Class A	363,633	512,169
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	2,247,513
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,427,200	3,680,445
	Shandong Xiantan Co. Ltd., Class A	130,800	110,583
	Shanghai AJ Group Co. Ltd., Class A	709,952	440,406
	Shanghai Bailian Group Co. Ltd., Class A	493,700	602,767
	Shanghai Construction Group Co. Ltd., Class A	1,911,329	631,695
*	Shanghai Electric Group Co. Ltd., Class H	9,162,000	1,863,688
	Shanghai Environment Group Co. Ltd., Class A	300,489	385,248
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	247,500	388,541
	Shanghai Industrial Holdings Ltd.	2,305,918	3,219,378
	Shanghai Industrial Urban Development Group Ltd.	15,574,501	967,938
*	Shanghai International Airport Co. Ltd., Class A	11,800	61,206
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	866,146
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	531,148
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	382,658	477,264
	Shanghai Maling Aquarius Co. Ltd., Class A	165,400	144,739
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	312,136
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,232,500	4,593,577
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	204,900
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,311,128	6,690,179
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	151,107
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,546,345
	Shanghai Runda Medical Technology Co. Ltd., Class A	37	92
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	52,300	78,468
	Shanghai Stonehill Technology Co. Ltd., Class A	1,491,000	609,596
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	202,066
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	870,443
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	298,667
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,003,362	819,948
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	115,000	291,526
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	381,223
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	248,143
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,749,011
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	258,260	321,741
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,115,580	3,252,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	1,144,973	$957,175
	Shanxi Securities Co. Ltd., Class A	888,260	642,391
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	848,819
*	Shanying International Holding Co. Ltd., Class A	115,600	29,273
	Shenghe Resources Holding Co. Ltd., Class A	146,193	197,646
* Ω	Shengjing Bank Co. Ltd., Class H	480,000	60,110
	Shenguan Holdings Group Ltd.	2,946,000	114,665
	Shengyi Technology Co. Ltd., Class A	434,510	1,158,611
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,265,600	428,623
	Shenzhen Agricultural Products Group Co. Ltd., Class A	575,226	473,038
*	Shenzhen Airport Co. Ltd., Class A	492,100	474,472
	Shenzhen Aisidi Co. Ltd., Class A	143,300	238,054
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	214,123
	Shenzhen Gas Corp. Ltd., Class A	489,200	504,628
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	295,013
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	242,859
	Shenzhen International Holdings Ltd.	7,178,489	5,741,343
	Shenzhen Investment Ltd.	14,944,414	1,899,695
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	296,322
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	160,445
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	427,797
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	633,266
	Shenzhen Kinwong Electronic Co. Ltd., Class A	74,740	240,660
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	148,800	216,124
	Shenzhen Leaguer Co. Ltd., Class A	314,700	265,838
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	253,059
	Shenzhen MTC Co. Ltd., Class A	1,254,928	938,281
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	209,385
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	699,892
	Shenzhen Senior Technology Material Co. Ltd., Class A	115,900	163,261
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	409,546
	Shenzhen Sunway Communication Co. Ltd., Class A	158,200	405,903
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	365,687
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	750,023
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	489,638
	Shenzhen Yinghe Technology Co. Ltd., Class A	109,000	245,920
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	202,894	747,839
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	675,743
	Shinva Medical Instrument Co. Ltd., Class A	71,500	219,250
#	Shoucheng Holdings Ltd.	8,401,683	1,507,578
	Shougang Fushan Resources Group Ltd.	10,162,277	3,871,359
	Shui On Land Ltd.	18,873,803	1,759,196
	Sichuan Development Lomon Co. Ltd., Class A	651,400	632,187
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	57,628
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,776,700	803,865
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	310,113
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,350,675
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	229,993
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	2,208,997
	Sichuan Yahua Industrial Group Co. Ltd., Class A	365,800	528,807
*	Silver Grant International Holdings Group Ltd.	6,302,804	104,233
	Sino Biopharmaceutical Ltd.	793,000	270,967
	Sinochem International Corp., Class A	575,231	325,590
	Sinofert Holdings Ltd.	12,342,000	1,369,907
*	Sinolink Worldwide Holdings Ltd.	16,481,714	177,313
	Sinoma International Engineering Co., Class A	473,500	828,155
	Sinoma Science & Technology Co. Ltd., Class A	621,062	1,328,224
	Sinomach Automobile Co. Ltd., Class A	263,300	257,817
	Sinomine Resource Group Co. Ltd., Class A	36,300	177,526

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	8,001,500	$5,153,798
	Sinopec Kantons Holdings Ltd.	4,620,000	2,365,981
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	13,440,000	1,903,655
	Sinopharm Group Co. Ltd., Class H	6,931,600	17,504,795
	Sino-Platinum Metals Co. Ltd., Class A	116,900	239,855
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	161,811
	Sinotrans Ltd., Class H	10,042,000	4,813,802
	Sinotruk Hong Kong Ltd.	2,422,835	6,029,730
	Sinotruk Jinan Truck Co. Ltd., Class A	315,558	709,569
	Skyworth Group Ltd.	6,997,114	2,877,500
	Sobute New Materials Co. Ltd., Class A	129,500	144,363
*	SOHO China Ltd.	11,113,888	1,072,849
	SooChow Securities Co. Ltd., Class A	1,078,430	1,015,382
# *	South Manganese Investment Ltd.	1,336,000	81,123
	Southwest Securities Co. Ltd., Class A	910,400	497,267
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	164,055
	SSY Group Ltd.	2,578,000	1,568,977
*	STO Express Co. Ltd., Class A	514,500	648,633
	Sumavision Technologies Co. Ltd., Class A	269,300	173,455
	Sun Art Retail Group Ltd.	5,075,000	1,047,523
	Suning Universal Co. Ltd., Class A	1,358,605	385,694
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	354,010
	Sunwoda Electronic Co. Ltd., Class A	384,600	805,151
	Suzhou Anjie Technology Co. Ltd., Class A	83,100	170,713
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,129,253
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	360,680
	Tangshan Jidong Cement Co. Ltd., Class A	696,244	495,060
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,003,907
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	502,721
	Tasly Pharmaceutical Group Co. Ltd., Class A	223,300	475,846
	Tayho Advanced Materials Group Co. Ltd., Class A	214,300	312,866
	TBEA Co. Ltd., Class A	1,814,098	3,532,304
	TCL Electronics Holdings Ltd.	4,535,666	2,981,089
*	TCL Technology Group Corp., Class A	4,257,698	2,798,930
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,021,300	1,465,738
	Ten Pao Group Holdings Ltd.	304,000	45,463
*	Tencent Music Entertainment Group, ADR	408,292	5,124,065
	Tian An China Investment Co. Ltd.	4,049,000	2,000,858
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	1,210,009
	Tiangong International Co. Ltd.	5,066,000	1,093,342
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,858
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	526,713
	Tianjin Port Development Holdings Ltd.	15,885,657	1,272,668
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	80,800	182,564
	Tianjin Teda Co. Ltd., Class A	134,611	65,809
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	275,361	215,169
*	Tianma Microelectronics Co. Ltd., Class A	628,602	702,026
#	Tianneng Power International Ltd.	3,920,000	3,011,923
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,448,755
	Tianshan Material Co. Ltd., Class A	469,700	417,276
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	1,145,534
	Tianyun International Holdings Ltd.	744,000	304,345
*	Titan Wind Energy Suzhou Co. Ltd., Class A	203,500	291,345
	Tofflon Science & Technology Group Co. Ltd., Class A	25,500	52,559
	Tomson Group Ltd.	2,026,757	417,068
	Tong Ren Tang Technologies Co. Ltd., Class H	2,425,000	1,665,746
	TongFu Microelectronics Co. Ltd., Class A	231,200	658,418
*	Tongkun Group Co. Ltd., Class A	547,222	1,038,131
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	418,794

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	$1,980,443
	Tongwei Co. Ltd., Class A	1,152,014	3,442,875
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	361,738
*	Topsec Technologies Group, Inc., Class A	220,415	189,098
	Transfar Zhilian Co. Ltd., Class A	1,128,500	697,332
	TravelSky Technology Ltd., Class H	263,000	341,645
*	Trigiant Group Ltd.	4,130,000	201,016
	Trina Solar Co. Ltd., Class A	501,936	1,468,713
*	Trip.com Group Ltd., ADR	553,073	26,691,303
††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	195,335
	Truly International Holdings Ltd.	4,032,000	434,002
	Unilumin Group Co. Ltd., Class A	277,000	215,950
	Uni-President China Holdings Ltd.	1,023,000	784,524
*	Unisplendour Corp. Ltd., Class A	745,064	2,132,355
#	United Energy Group Ltd.	3,964,000	282,761
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	506,737	1,031,295
	Valiant Co. Ltd., Class A	147,046	233,126
	Victory Giant Technology Huizhou Co. Ltd., Class A	170,431	681,060
	Vipshop Holdings Ltd., ADR	777,336	11,691,133
*	Vnet Group, Inc., ADR	407,681	688,981
	Wangneng Environment Co. Ltd., Class A	130,540	259,549
	Wangsu Science & Technology Co. Ltd., Class A	577,700	750,737
	Wanxiang Qianchao Co. Ltd., Class A	629,160	441,363
	Wasion Holdings Ltd.	2,834,000	2,314,369
	Wasu Media Holding Co. Ltd., Class A	497,586	514,608
#	Weibo Corp., Sponsored ADR	123,100	1,061,122
	Weibo Corp., Class A	1,100	9,604
	Weichai Power Co. Ltd., Class H	3,951,000	8,073,325
	Weifu High-Technology Group Co. Ltd., Class A	90,400	231,179
	Wellhope Foods Co. Ltd., Class A	352,688	349,186
	West China Cement Ltd.	11,724,000	1,789,827
	Western Securities Co. Ltd., Class A	850,648	866,627
	Wharf Holdings Ltd.	2,098,000	6,750,014
	Windey Energy Technology Group Co. Ltd., Class A	182,430	247,915
*	Wingtech Technology Co. Ltd., Class A	278,000	1,201,770
	Winner Medical Co. Ltd., Class A	51,660	223,024
	Wolong Electric Group Co. Ltd., Class A	443,900	848,494
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,190,924
*	Wuhan P&S Information Technology Co. Ltd., Class A	191,400	132,936
	Wuhu Token Science Co. Ltd., Class A	303,400	215,685
	Wushang Group Co. Ltd., Class A	309,900	324,986
*	Wuxi Taiji Industry Co. Ltd., Class A	411,647	355,453
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,753,860
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	155,500	35,835
	Xiamen Bank Co. Ltd., Class A	756,600	580,736
	Xiamen C & D, Inc., Class A	686,300	940,776
	Xiamen ITG Group Corp. Ltd., Class A	611,502	622,352
	Xiamen Tungsten Co. Ltd., Class A	299,740	790,352
	Xiamen Xiangyu Co. Ltd., Class A	671,801	626,330
	Xiandai Investment Co. Ltd., Class A	184,100	100,860
	Xiangcai Co. Ltd., Class A	344,000	331,845
	Xianhe Co. Ltd., Class A	58,000	145,399
* Ω	Xiaomi Corp., Class B	15,092,800	32,901,189
	Xilinmen Furniture Co. Ltd., Class A	97,400	251,377
*	Xinfengming Group Co. Ltd., Class A	420,160	827,566
	Xingda International Holdings Ltd.	7,408,215	1,377,137
	Xingfa Aluminium Holdings Ltd.	447,000	427,065
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	1,917,844

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	$167,539
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	671,300	442,712
# *	Xinte Energy Co. Ltd., Class H	1,556,400	1,737,601
*	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	92,645
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	721,586
#	Xinyi Energy Holdings Ltd.	4,571,026	638,794
	Xinyi Solar Holdings Ltd.	1,180,000	811,918
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	586,496
* Ω	XJ International Holdings Co. Ltd.	654,000	19,843
*	XPeng, Inc., Class A	661,300	2,681,015
	Xtep International Holdings Ltd.	2,262,500	1,429,948
	Xuji Electric Co. Ltd., Class A	133,800	487,877
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	473,312
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,341,705
	Yibin Tianyuan Group Co. Ltd., Class A	235,590	149,619
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	1,959,262
	Yip’s Chemical Holdings Ltd.	284,000	56,044
# *	Yiren Digital Ltd., Sponsored ADR	150,048	756,242
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	664,593
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	706,083
	YongXing Special Materials Technology Co. Ltd., Class A	66,710	435,596
	Yotrio Group Co. Ltd., Class A	629,200	234,892
	Youngor Fashion Co. Ltd., Class A	1,239,313	1,335,585
	YTO Express Group Co. Ltd., Class A	933,863	2,042,839
#	Yuexiu Property Co. Ltd.	8,006,357	4,778,350
	Yunda Holding Co. Ltd., Class A	974,689	1,053,005
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,289,545
	Yunnan Copper Co. Ltd., Class A	565,700	1,090,653
	Yunnan Energy New Material Co. Ltd., Class A	217,700	1,247,960
	Yunnan Tin Co. Ltd., Class A	466,300	1,057,346
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	721,679
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	750,614
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	820,409
	Zhejiang Chint Electrics Co. Ltd., Class A	758,952	2,158,803
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	449,937
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	95,600	65,044
	Zhejiang Crystal-Optech Co. Ltd., Class A	299,400	593,867
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,440,999
# ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	827,926
	Zhejiang Hangmin Co. Ltd., Class A	477,181	507,183
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	402,700	351,612
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	522,261
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,579,479
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	502,591
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	96,700	284,862
*	Zhejiang Jingu Co. Ltd., Class A	240,400	182,132
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	505,041
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	77,200	265,774
	Zhejiang Longsheng Group Co. Ltd., Class A	1,137,433	1,434,331
	Zhejiang Medicine Co. Ltd., Class A	382,817	525,669
*	Zhejiang Narada Power Source Co. Ltd., Class A	157,400	226,009
	Zhejiang NHU Co. Ltd., Class A	498,476	1,318,823
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,021,400	543,604
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,000	263,636
	Zhejiang Runtu Co. Ltd., Class A	378,930	345,624
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	670,420
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	208,556
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	303,923

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanma Co. Ltd., Class A	118,700	$136,446
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	329,715
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	380,828	469,910
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	353,272
	Zhende Medical Co. Ltd., Class A	30,800	91,340
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,012,800	1,664,241
	Zheshang Securities Co. Ltd., Class A	533,500	828,903
*	Zhong An Group Ltd.	10,249,600	146,613
	Zhongjin Gold Corp. Ltd., Class A	626,602	1,128,033
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	566,589
	Zhongsheng Group Holdings Ltd.	1,712,500	3,123,230
	Zhongtai Securities Co. Ltd., Class A	1,037,500	951,255
* ††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	177,220
Ω	Zhou Hei Ya International Holdings Co. Ltd.	1,397,500	333,645
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	451,434
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	713,900	2,558,627
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	952,007
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,566,200	2,707,474

TOTAL CHINA			2,562,145,920

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	783,075	1,785,542
	BAC Holding International Corp.	41,257	2,629
	Bancolombia SA, Sponsored ADR	3,713	121,489
	Bancolombia SA	27,269	234,946
	Cementos Argos SA	406,897	842,214
	Corp. Financiera Colombiana SA	45,324	170,990
	Grupo Argos SA	1,246,275	5,121,069
	Mineros SA	128,115	99,605

TOTAL COLOMBIA			8,378,484

CZECH REPUBLIC — (0.1%)
	CEZ AS	8,074	298,195
	Komercni Banka AS	268,292	9,885,168
Ω	Moneta Money Bank AS	498,148	2,008,332

TOTAL CZECH REPUBLIC			12,191,695

GREECE — (0.5%)
*	Alpha Services & Holdings SA	6,482,522	10,946,500
	Autohellas Tourist & Trading SA	9,522	130,101
	Bank of Greece	51,751	773,098
	ElvalHalcor SA	10,902	22,345
*	Eurobank Ergasias Services & Holdings SA, Class A	4,605,984	9,853,334
	Fourlis Holdings SA	61,713	271,666
	Helleniq Energy Holdings SA	261,300	2,342,443
	Intracom Holdings SA	276,836	1,073,451
	Motor Oil Hellas Corinth Refineries SA	109,001	3,162,556
	Mytilineos SA	63,851	2,590,442
*	National Bank of Greece SA	967,549	7,786,563
*	Piraeus Financial Holdings SA	2,781,731	11,143,479
	Titan Cement International SA	101,687	3,218,729

TOTAL GREECE			53,314,707

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
††	Anxin-China Holdings Ltd.	6,152,000	$0
††	CECEP COSTIN New Materials Group Ltd.	132,000	0
††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
††	China Properties Investment Holdings Ltd.	3,380,000	0
*	Kai Yuan Holdings Ltd.	5,160,000	9,850
††	Untrade.Ch Wood Opti	88,000	1,899
††	Untrade.Lumena Newmat	1,315,048	0

TOTAL HONG KONG			11,749

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,747,895	22,520,885
	OTP Bank Nyrt	32,589	1,615,294

TOTAL HUNGARY			24,136,179

INDIA — (19.6%)
	360 ONE WAM Ltd.	214,012	2,000,486
	Aarti Drugs Ltd.	10,733	64,766
	ACC Ltd.	257,376	7,782,523
*	Aditya Birla Capital Ltd.	1,938,764	5,396,525
	Advanced Enzyme Technologies Ltd.	3,682	17,415
	AGI Greenpac Ltd.	39,925	398,721
	Alembic Ltd.	351,008	389,193
	Alembic Pharmaceuticals Ltd.	110,023	1,316,939
	Allcargo Logistics Ltd.	1,600,297	1,401,229
	Allcargo Terminals Ltd.	406,354	288,662
	Amara Raja Energy & Mobility Ltd.	166,501	2,184,606
	Ambuja Cements Ltd.	1,479,395	10,950,668
	Anant Raj Ltd.	44,114	190,535
	Andhra Sugars Ltd.	128,052	164,402
	Apar Industries Ltd.	2,574	242,437
	Apollo Tyres Ltd.	1,897,867	11,597,299
	Arvind Ltd.	917,465	3,444,185
*	Ashoka Buildcon Ltd.	159,243	331,738
Ω	Aster DM Healthcare Ltd.	207,797	860,622
	Aurobindo Pharma Ltd.	1,069,946	14,721,618
	Avadh Sugar & Energy Ltd.	2,336	16,832
	Avanti Feeds Ltd.	21,703	138,579
	Axis Bank Ltd.	10,198,375	141,928,590
	Bajaj Consumer Care Ltd.	69,062	199,674
*	Bajaj Hindusthan Sugar Ltd.	69,831	29,921
	Bajaj Holdings & Investment Ltd.	173,761	16,991,137
	Balmer Lawrie & Co. Ltd.	400,330	1,304,932
	Balrampur Chini Mills Ltd.	721,069	3,436,052
	Banco Products India Ltd.	54,069	403,754
Ω	Bandhan Bank Ltd.	1,349,093	3,030,745
	Bank of Baroda	4,069,275	13,628,718
	Bank of India	1,189,893	2,201,804
	Bank of Maharashtra	1,853,921	1,552,751
	BEML Ltd.	24,875	1,044,107
	Bhansali Engineering Polymers Ltd.	48,508	58,575
	Bharat Bijlee Ltd.	5,824	225,114
	Bharat Electronics Ltd.	81,355	227,839
	Bharat Heavy Electricals Ltd.	4,379,773	14,703,587
	Birla Corp. Ltd.	162,296	2,785,487
	Birlasoft Ltd.	327,053	2,538,167
	Bombay Burmah Trading Co.	25,062	466,615
	Brigade Enterprises Ltd.	28,753	354,324
	BSE Ltd.	35,344	1,172,463
*	Camlin Fine Sciences Ltd.	47,294	59,888
	Can Fin Homes Ltd.	112,407	1,028,053

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Canara Bank	1,292,841	$9,595,241
*	Capacit’e Infraprojects Ltd.	52,067	193,632
	Caplin Point Laboratories Ltd.	7,420	120,489
	Ceat Ltd.	135,827	4,166,895
*	Central Bank of India Ltd.	466,247	373,537
	Century Enka Ltd.	32,855	185,114
	Century Textiles & Industries Ltd.	89,031	2,128,154
	CG Power & Industrial Solutions Ltd.	319,293	2,114,368
	Chambal Fertilisers & Chemicals Ltd.	899,019	4,568,665
††	Chennai Super Kings Cricket Ltd.	5,080,767	0
	Cholamandalam Financial Holdings Ltd.	421,078	5,422,548
	CIE Automotive India Ltd.	370,717	2,179,003
	Cigniti Technologies Ltd.	4,594	73,728
	Cipla Ltd.	789,429	13,220,456
	City Union Bank Ltd.	1,195,370	2,300,567
Ω	Cochin Shipyard Ltd.	272,708	4,268,249
	Container Corp. of India Ltd.	312,168	3,827,796
	Coromandel International Ltd.	13,873	200,944
	Cosmo First Ltd.	7,049	50,472
*	CSB Bank Ltd.	90,064	398,819
	Cyient Ltd.	125,736	2,717,670
	Dalmia Bharat Ltd.	303,849	6,684,565
	Dalmia Bharat Sugar & Industries Ltd.	29,477	142,852
	DB Corp. Ltd.	129,970	438,921
	DCB Bank Ltd.	991,236	1,658,143
	DCM Shriram Ltd.	216,149	2,504,179
	DCW Ltd.	244,451	162,051
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,226,330
	Delta Corp. Ltd.	336,051	491,586
*	DEN Networks Ltd.	357,048	217,716
	Dhampur Sugar Mills Ltd.	162,170	458,744
Ω	Dilip Buildcon Ltd.	17,125	96,056
*	Dish TV India Ltd.	1,175,913	247,197
*	Dishman Carbogen Amcis Ltd.	321,072	891,943
	DLF Ltd.	674,028	7,186,339
	Dr Reddy’s Laboratories Ltd., ADR	83,493	6,134,231
	Dr Reddy’s Laboratories Ltd.	2,765	205,053
	Dwarikesh Sugar Industries Ltd.	195,236	170,238
	eClerx Services Ltd.	17,658	520,694
	EID Parry India Ltd.	507,826	3,764,169
	Electrosteel Castings Ltd.	905,668	2,070,626
	Engineers India Ltd.	597,063	1,741,794
	EPL Ltd.	116,279	252,317
Ω	Equitas Small Finance Bank Ltd.	325,660	378,196
	Escorts Kubota Ltd.	44,209	1,782,815
	Everest Industries Ltd.	8,915	133,468
	Everest Kanto Cylinder Ltd.	22,567	39,988
	Excel Industries Ltd.	7,075	87,328
	Exide Industries Ltd.	850,555	4,817,793
*	FDC Ltd.	119,390	649,414
	Federal Bank Ltd.	9,464,464	18,411,534
	FIEM Industries Ltd.	31,912	461,222
	Filatex India Ltd.	576,966	435,580
	Finolex Cables Ltd.	208,541	2,623,987
	Finolex Industries Ltd.	783,938	2,500,970
	Firstsource Solutions Ltd.	1,586,814	4,018,832
	Force Motors Ltd.	8,527	968,209
	Fortis Healthcare Ltd.	1,023,248	5,377,735
	Gabriel India Ltd.	218,322	1,025,700

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd.	7,775,233	$19,423,450
	Gateway Distriparks Ltd.	1,300,508	1,666,257
	Genus Power Infrastructures Ltd.	97,038	346,564
	GHCL Ltd.	319,929	1,965,299
*	GHCL Textiles Ltd.	319,929	318,460
	GIC Housing Finance Ltd.	54,860	145,561
	Glenmark Pharmaceuticals Ltd.	864,022	10,962,610
	Godawari Power & Ispat Ltd.	56,804	604,587
	Godfrey Phillips India Ltd.	68,835	2,762,948
*	Godrej Industries Ltd.	12,983	149,933
	Granules India Ltd.	836,076	4,255,892
	Graphite India Ltd.	87,286	705,167
	Grasim Industries Ltd.	928,502	26,753,329
	Grauer & Weil India Ltd.	82,434	87,869
	Great Eastern Shipping Co. Ltd.	503,782	6,573,436
	Greenpanel Industries Ltd.	8,423	31,773
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,159,632
	Gujarat Ambuja Exports Ltd.	605,370	1,222,183
	Gujarat Fluorochemicals Ltd.	63,609	2,738,661
	Gujarat Mineral Development Corp. Ltd.	465,476	2,329,807
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	370,691	3,155,461
	Gujarat Pipavav Port Ltd.	753,876	1,903,120
	Gujarat State Fertilizers & Chemicals Ltd.	1,098,200	3,227,277
	Gujarat State Petronet Ltd.	1,318,554	4,650,951
*	Hathway Cable & Datacom Ltd.	1,645,904	433,677
	HBL Power Systems Ltd.	107,935	659,028
	HDFC Bank Ltd.	3,892,230	70,468,936
	HEG Ltd.	38,504	1,084,105
	HeidelbergCement India Ltd.	302,705	730,089
	Heritage Foods Ltd.	26,682	105,596
	Hero MotoCorp Ltd.	272,541	14,817,247
	HFCL Ltd.	1,517,967	1,828,233
	HG Infra Engineering Ltd.	13,314	188,692
	Hikal Ltd.	204,632	741,742
	HIL Ltd.	19,540	624,843
	Himadri Speciality Chemical Ltd.	751,378	3,370,888
*	Himatsingka Seide Ltd.	105,201	180,098
	Hindalco Industries Ltd.	5,501,565	42,285,007
	Hinduja Global Solutions Ltd.	89,011	932,510
	Hindustan Aeronautics Ltd.	35,849	1,692,480
	Huhtamaki India Ltd.	14,023	51,747
	ICICI Bank Ltd., Sponsored ADR	2,702,493	74,399,629
	ICICI Bank Ltd.	131,501	1,811,709
*	IDFC First Bank Ltd.	11,549,956	11,328,692
*	IDFC Ltd.	3,645,321	5,293,209
	IIFL Finance Ltd.	640,993	3,121,913
	IIFL Securities Ltd.	1,124,265	1,933,390
*	India Cements Ltd.	444,625	1,189,832
	India Glycols Ltd.	71,166	714,266
	India Nippon Electricals Ltd.	6,634	55,658
*	Indiabulls Housing Finance Ltd.	1,930,933	3,903,630
	Indian Bank	544,017	3,562,522
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	11,301,629
	Indo Count Industries Ltd.	254,848	1,185,070
	Indoco Remedies Ltd.	9,903	38,768
*	Indus Towers Ltd.	1,837,747	7,783,320
	IndusInd Bank Ltd.	1,591,931	28,734,814
	Infibeam Avenues Ltd.	3,506,551	1,435,176
	Info Edge India Ltd.	83,513	6,031,241

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Insecticides India Ltd.	2,483	$17,215
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	431,336
	Ipca Laboratories Ltd.	38,656	621,104
Ω	IRCON International Ltd.	839,889	2,518,042
	ISGEC Heavy Engineering Ltd.	2,418	31,678
	ITD Cementation India Ltd.	266,682	1,207,562
	J Kumar Infraprojects Ltd.	202,447	1,634,335
*	Jagran Prakashan Ltd.	423,928	530,870
	Jai Corp. Ltd.	160,468	618,417
	Jammu & Kashmir Bank Ltd.	1,448,162	2,365,176
	JB Chemicals & Pharmaceuticals Ltd.	35,013	799,761
	Jindal Poly Films Ltd.	54,978	374,699
	Jindal Saw Ltd.	906,999	6,006,702
	Jindal Stainless Ltd.	695,534	5,883,276
	Jindal Steel & Power Ltd.	2,000,012	22,196,660
*	Jio Financial Services Ltd.	9,844,822	44,185,694
	JK Lakshmi Cement Ltd.	233,454	2,217,524
	JK Paper Ltd.	431,544	1,972,382
	JK Tyre & Industries Ltd.	567,910	2,861,491
	JM Financial Ltd.	2,405,311	2,543,393
	JSW Energy Ltd.	673,885	5,086,139
	JSW Steel Ltd.	3,977,863	41,991,303
	Jubilant Ingrevia Ltd.	226,037	1,484,378
	Jubilant Pharmova Ltd.	431,530	3,484,847
	Kalpataru Projects International Ltd.	421,283	6,204,855
	Kalyani Steels Ltd.	85,498	898,716
	Karnataka Bank Ltd.	1,019,469	2,819,071
	Karur Vysya Bank Ltd.	2,422,829	5,921,362
	Kaveri Seed Co. Ltd.	83,367	864,743
	KCP Ltd.	60,061	128,326
	KEC International Ltd.	47,419	422,768
*	Kiri Industries Ltd.	1,368	5,900
	Kirloskar Brothers Ltd.	9,242	143,683
	Kirloskar Ferrous Industries Ltd.	22,923	168,807
	Kirloskar Oil Engines Ltd.	266,353	3,245,519
	Kitex Garments Ltd.	28,810	69,741
	KNR Constructions Ltd.	409,486	1,301,047
	Kolte-Patil Developers Ltd.	100,381	643,679
	KPIT Technologies Ltd.	32,682	580,149
	KRBL Ltd.	180,644	639,350
	Krsnaa Diagnostics Ltd.	4,378	30,108
	L&T Finance Ltd.	3,557,795	7,099,165
	Larsen & Toubro Ltd.	1,309,639	56,259,216
	LG Balakrishnan & Bros Ltd.	49,453	757,893
	LIC Housing Finance Ltd.	1,797,770	14,459,365
	LT Foods Ltd.	900,797	2,321,371
	Lumax Auto Technologies Ltd.	34,557	197,321
	Lupin Ltd.	474,201	9,348,942
	LUX Industries Ltd.	3,036	54,248
	Maharashtra Seamless Ltd.	300,155	3,225,922
	Mahindra & Mahindra Financial Services Ltd.	2,997,641	9,372,030
	Mahindra & Mahindra Ltd.	2,449,241	63,279,449
	Mahindra Lifespace Developers Ltd.	74,899	569,031
	Maithan Alloys Ltd.	15,914	238,811
	Manappuram Finance Ltd.	2,320,125	5,539,461
	Marksans Pharma Ltd.	1,031,306	2,054,904
Ω	MAS Financial Services Ltd.	18,255	65,288
*	Max Estates Ltd.	16,842	59,084
	Mayur Uniquoters Ltd.	21,970	138,434

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Meghmani Organics Ltd.	775,716	$802,491
	Minda Corp. Ltd.	56,052	272,691
Ω	Mishra Dhatu Nigam Ltd.	4,608	24,175
	MOIL Ltd.	323,328	1,561,851
	Monte Carlo Fashions Ltd.	30,939	253,142
*	Morepen Laboratories Ltd.	305,950	181,882
	Motilal Oswal Financial Services Ltd.	18,528	526,495
	MRF Ltd.	6,297	10,052,010
	Muthoot Finance Ltd.	142,033	2,914,434
	Natco Pharma Ltd.	44,599	542,645
	National Aluminium Co. Ltd.	4,348,995	9,618,020
	National Fertilizers Ltd.	369,527	459,761
	Nava Ltd.	503,416	3,009,916
	Navneet Education Ltd.	86,741	153,097
	NCC Ltd.	2,062,919	5,951,501
	NCL Industries Ltd.	12,157	30,328
	NESCO Ltd.	24,121	250,416
	Neuland Laboratories Ltd.	6,532	596,346
	NIIT Learning Systems Ltd.	437,883	2,610,722
	NIIT Ltd.	437,883	555,347
	Nilkamal Ltd.	35,747	839,662
	NMDC Ltd.	2,592,224	7,869,646
* ††	NMDC Steel Ltd.	2,233,783	1,723,586
	NOCIL Ltd.	351,883	1,129,067
	NRB Bearings Ltd.	85,234	320,136
	Nucleus Software Exports Ltd.	23,351	385,374
	Oberoi Realty Ltd.	267,198	4,720,659
*	OnMobile Global Ltd.	27,413	26,452
	Orient Cement Ltd.	636,362	1,695,709
	Panama Petrochem Ltd.	52,468	209,975
* Ω	Parag Milk Foods Ltd.	67,277	169,779
*	Patel Engineering Ltd.	699,355	480,970
	PCBL Ltd.	934,520	3,012,651
	Petronet LNG Ltd.	3,739,500	13,864,637
	Piramal Enterprises Ltd.	281,593	3,100,505
*	Piramal Pharma Ltd.	1,687,208	2,895,895
* Ω	PNB Housing Finance Ltd.	286,117	2,710,954
	PNC Infratech Ltd.	378,425	2,034,217
	Polyplex Corp. Ltd.	94,558	1,050,838
	Power Finance Corp. Ltd.	6,354,839	33,342,426
	Power Mech Projects Ltd.	6,909	432,367
*	Prakash Industries Ltd.	444,157	905,556
	Prestige Estates Projects Ltd.	515,217	8,489,634
*	Pricol Ltd.	164,230	852,323
	PTC India Financial Services Ltd.	1,159,942	591,830
	PTC India Ltd.	1,090,055	2,928,517
	Punjab National Bank	6,093,734	10,237,064
Ω	Quess Corp. Ltd.	33,800	252,882
	Rain Industries Ltd.	886,616	1,845,828
*	Rajesh Exports Ltd.	359,486	1,369,046
	Rallis India Ltd.	368,604	1,176,918
	Ramco Cements Ltd.	132,693	1,262,044
	Ramco Industries Ltd.	78,099	210,506
	Ramkrishna Forgings Ltd.	33,494	302,534
	Rane Holdings Ltd.	1,527	24,047
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	1,717,462
	Raymond Ltd.	166,268	4,179,437
Ω	RBL Bank Ltd.	1,350,061	4,191,694
	REC Ltd.	7,646,370	46,488,335

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington Ltd.	3,535,027	$9,301,796
*	Redtape Ltd.	89,675	785,191
	Reliance Industries Ltd.	11,159,215	391,469,003
*	Reliance Power Ltd.	8,732,244	2,832,034
	Repco Home Finance Ltd.	193,967	1,206,554
	Rico Auto Industries Ltd.	124,266	205,215
	RITES Ltd.	59,631	486,618
	RSWM Ltd.	46,984	108,639
	Rupa & Co. Ltd.	14,398	46,850
	Sagar Cements Ltd.	15,384	41,127
	Samvardhana Motherson International Ltd.	6,073,149	9,507,585
	Sanghvi Movers Ltd.	26,527	415,050
	Sarda Energy & Minerals Ltd.	174,620	500,517
	Sasken Technologies Ltd.	7,289	135,246
*	Satin Creditcare Network Ltd.	12,537	39,150
	Savita Oil Technologies Ltd.	15,655	107,933
	Seshasayee Paper & Boards Ltd.	78,768	315,844
Ω	SH Kelkar & Co. Ltd.	56,839	133,449
	Shankara Building Products Ltd.	5,132	41,920
	Sharda Cropchem Ltd.	50,596	223,493
*	Shilpa Medicare Ltd.	2,879	18,908
*	Shipping Corp. of India Land & Assets Ltd.	839,608	687,294
	Shipping Corp. of India Ltd.	839,608	2,287,922
	Shriram Finance Ltd.	916,656	27,893,810
	Siyaram Silk Mills Ltd.	30,146	168,764
	Sobha Ltd.	176,295	3,745,897
	Somany Ceramics Ltd.	6,442	48,626
	South Indian Bank Ltd.	6,201,523	2,281,007
*	Spandana Sphoorty Financial Ltd.	30,589	319,741
*	Star Cement Ltd.	34,342	97,609
	State Bank of India	7,741,976	75,988,962
	State Bank of India, GDR	19,590	1,921,779
	Steel Authority of India Ltd.	4,230,767	8,272,263
	Strides Pharma Science Ltd.	328,728	3,530,132
	Sun Pharmaceutical Industries Ltd.	1,653,409	29,634,546
	Sun TV Network Ltd.	326,890	2,565,497
	Sundaram-Clayton Ltd.	2,169	42,747
*	Sunflag Iron & Steel Co. Ltd.	28,711	75,012
	Sunteck Realty Ltd.	192,936	1,009,011
	Surya Roshni Ltd.	147,734	1,109,547
	Tamil Nadu Newsprint & Papers Ltd.	40,714	133,707
*	TARC Ltd.	263,704	489,439
	Tata Chemicals Ltd.	757,897	9,737,184
	Tata Consumer Products Ltd.	574,248	7,598,850
	Tata Steel Ltd.	26,276,288	51,716,869
	TD Power Systems Ltd.	348	1,400
	Tech Mahindra Ltd.	167,414	2,519,879
	Techno Electric & Engineering Co. Ltd.	100,353	1,222,138
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	675,710
	Thirumalai Chemicals Ltd.	144,596	474,671
	Tide Water Oil Co. India Ltd.	12,468	267,592
	Time Technoplast Ltd.	700,810	2,329,946
	Titagarh Rail System Ltd.	44,875	567,322
*	TransIndia Real Estate Ltd.	406,354	233,050
	Transport Corp. of India Ltd.	126,410	1,314,963
	Trident Ltd.	569,558	268,586
	Triveni Engineering & Industries Ltd.	479,523	2,080,835
	Tube Investments of India Ltd.	127,885	5,748,083

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	TV Today Network Ltd.	55,663	$156,525
	TVS Holdings Ltd.	2,169	227,716
	TVS Srichakra Ltd.	7,003	351,340
	Uflex Ltd.	194,592	1,053,389
	Ujjivan Financial Services Ltd.	79,056	542,855
*	Unichem Laboratories Ltd.	148,098	1,041,080
	Union Bank of India Ltd.	911,479	1,675,762
	UPL Ltd.	1,461,061	8,854,092
	Usha Martin Ltd.	386,037	1,724,391
	UTI Asset Management Co. Ltd.	10,556	120,327
*	VA Tech Wabag Ltd.	167,419	1,933,820
	Vardhman Textiles Ltd.	702,522	3,751,640
* Ω	Varroc Engineering Ltd.	35,439	222,450
	Vedanta Ltd.	2,034,381	9,744,795
	Venky’s India Ltd.	10,325	220,740
	Vindhya Telelinks Ltd.	23,855	729,007
	Visaka Industries Ltd.	11,915	15,643
*	VL E-Governance & IT Solutions Ltd.	9,187	7,112
*	Vodafone Idea Ltd.	4,085,048	642,114
	Voltamp Transformers Ltd.	1,791	222,710
	Welspun Corp. Ltd.	639,903	4,327,495
	Welspun Enterprises Ltd.	422,254	1,833,443
	Welspun Living Ltd.	975,617	1,745,971
	West Coast Paper Mills Ltd.	190,670	1,521,857
	Wipro Ltd.	4,374,059	24,088,463
*	Wockhardt Ltd.	57,359	386,897
*	Yes Bank Ltd.	26,855,589	8,399,500
*	Zee Entertainment Enterprises Ltd.	3,660,922	6,418,778
	Zensar Technologies Ltd.	308,505	2,250,241
*	Zomato Ltd.	7,259,083	16,788,127
	Zydus Lifesciences Ltd.	274,482	3,143,131
	Zydus Wellnes Ltd.	9,815	194,807

TOTAL INDIA			2,145,435,657

INDONESIA — (1.5%)
	ABM Investama Tbk. PT	492,900	117,508
	Ace Hardware Indonesia Tbk. PT	26,862,200	1,542,172
	Adaro Energy Indonesia Tbk. PT	81,977,800	13,624,519
*	Adhi Karya Persero Tbk. PT	1,862,300	29,529
*	Adi Sarana Armada Tbk. PT	4,424,200	210,643
*	Alam Sutera Realty Tbk. PT	39,430,800	319,836
	Aneka Tambang Tbk. PT	29,700,000	2,985,444
	Astra Agro Lestari Tbk. PT	2,837,066	1,132,873
	Astra International Tbk. PT	76,166,100	24,034,618
	Astra Otoparts Tbk. PT	1,198,100	153,257
* ††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	1,488,600	111,137
*	Bank Capital Indonesia Tbk. PT	15,302,200	122,373
	Bank Mandiri Persero Tbk. PT	33,047,224	13,968,294
	Bank Negara Indonesia Persero Tbk. PT	35,293,782	11,355,310
	Bank OCBC Nisp Tbk. PT	3,241,600	259,181
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,242,744
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,941,684	1,119,547
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	19,489,500	713,240
	Bank Tabungan Negara Persero Tbk. PT	29,416,615	2,383,222
*	Bekasi Fajar Industrial Estate Tbk. PT	11,847,200	84,428
	BISI International Tbk. PT	10,049,400	1,164,988
	Blue Bird Tbk. PT	497,500	47,542
*	Buana Lintas Lautan Tbk. PT	34,630,700	244,364

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bukalapak.com Tbk. PT	84,791,800	$674,504
	Bukit Asam Tbk. PT	22,579,100	4,202,605
*	Bumi Resources Minerals Tbk. PT	90,487,200	849,025
*	Bumi Resources Tbk. PT	38,978,000	237,097
*	Bumi Serpong Damai Tbk. PT	17,391,900	991,660
	Charoen Pokphand Indonesia Tbk. PT	68,200	20,750
	Ciputra Development Tbk. PT	57,557,278	4,267,418
*	City Retail Developments Tbk. PT	1,000,000	8,678
	Dayamitra Telekomunikasi PT	23,907,700	837,135
	Delta Dunia Makmur Tbk. PT	22,233,700	682,080
	Dharma Satya Nusantara Tbk. PT	8,751,700	341,413
	Elang Mahkota Teknologi Tbk. PT	24,340,900	575,886
	Elnusa Tbk. PT	16,847,700	442,894
	Erajaya Swasembada Tbk. PT	47,251,700	1,172,997
	ESSA Industries Indonesia Tbk. PT	12,839,700	614,312
*	Gajah Tunggal Tbk. PT	8,135,800	582,421
	Gudang Garam Tbk. PT	1,369,900	1,533,468
*	Harum Energy Tbk. PT	7,483,300	648,138
	Indah Kiat Pulp & Paper Tbk. PT	14,410,600	8,294,121
	Indika Energy Tbk. PT	10,247,600	904,272
	Indo Tambangraya Megah Tbk. PT	2,252,600	3,491,747
	Indocement Tunggal Prakarsa Tbk. PT	2,480,800	1,179,996
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,316,707
	Indomobil Sukses Internasional Tbk. PT	252,400	21,359
*	Integra Indocabinet Tbk. PT	3,259,200	56,068
*	Intiland Development Tbk. PT	16,318,400	185,422
	Japfa Comfeed Indonesia Tbk. PT	29,403,550	2,068,508
	Jaya Real Property Tbk. PT	43,375,300	1,786,611
*	Kawasan Industri Jababeka Tbk. PT	145,323,756	1,090,568
	KMI Wire & Cable Tbk. PT	10,201,300	216,842
*	Krakatau Steel Persero Tbk. PT	2,446,900	20,152
*	Lippo Cikarang Tbk. PT	2,408,310	88,952
*	Lippo Karawaci Tbk. PT	206,874,062	826,223
*	Malindo Feedmill Tbk. PT	5,812,300	191,122
	Medco Energi Internasional Tbk. PT	37,685,532	3,091,867
	Media Nusantara Citra Tbk. PT	35,589,500	686,922
*	Metro Healthcare Indonesia Tbk. PT	4,906,300	52,102
	Metrodata Electronics Tbk. PT	5,280,550	189,772
	Mitra Pinasthika Mustika Tbk. PT	4,852,200	307,090
	Mulia Industrindo Tbk. PT	1,679,400	39,640
* ††	Omni Inovasi Indonesia Tbk. PT	6,628,800	3,598
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,178,500	2,492,564
	Pakuwon Jati Tbk. PT	18,073,200	445,811
*	Panin Financial Tbk. PT	65,059,000	1,167,137
*	Paninvest Tbk. PT	9,027,200	477,493
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,633,584	936,894
*	PP Persero Tbk. PT	1,376,900	35,427
	Prodia Widyahusada Tbk. PT	278,800	56,198
	Puradelta Lestari Tbk. PT	2,516,000	25,051
	Ramayana Lestari Sentosa Tbk. PT	10,387,700	306,692
	Salim Ivomas Pratama Tbk. PT	21,612,700	480,881
	Sampoerna Agro Tbk. PT	8,150,841	1,001,064
	Samudera Indonesia Tbk. PT	9,289,000	157,677
*	Sarana Meditama Metropolitan Tbk. PT	563,000	8,799
	Sarana Menara Nusantara Tbk. PT	650,600	32,144
	Sawit Sumbermas Sarana Tbk. PT	5,612,100	365,892
	Semen Indonesia Persero Tbk. PT	11,266,451	3,231,736
	Siloam International Hospitals Tbk. PT	6,101,200	900,859
	Sinar Mas Agro Resources & Technology Tbk. PT	847,000	197,722

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
* ††	Sri Rejeki Isman Tbk. PT	63,289,500	$106,553
	Steel Pipe Industry of Indonesia PT	695,900	11,989
	Summarecon Agung Tbk. PT	33,045,200	1,043,947
	Surya Citra Media Tbk. PT	25,544,200	202,343
*	Surya Semesta Internusa Tbk. PT	25,894,300	1,701,004
††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	917,400	109,394
	Timah Tbk. PT	9,854,200	551,932
* ††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	336,500	9,735
	Triputra Agro Persada PT	1,841,500	70,789
	Tunas Baru Lampung Tbk. PT	20,560,800	783,001
	Unggul Indah Cahaya Tbk. PT	288,335	138,419
	United Tractors Tbk. PT	8,976,300	13,680,731
	Vale Indonesia Tbk. PT	9,575,300	2,499,898
* ††	Waskita Beton Precast Tbk. PT	22,419,100	23,160
* ††	Waskita Karya Persero Tbk. PT	25,152,582	58,597
	Wijaya Karya Beton Tbk. PT	3,183,100	17,402
* ††	Wijaya Karya Persero Tbk. PT	17,873,100	178,437
*	Wintermar Offshore Marine Tbk. PT	566,000	18,509
	XL Axiata Tbk. PT	25,823,203	3,918,614

TOTAL INDONESIA			169,203,406

KUWAIT — (0.3%)
	A’ayan Leasing & Investment Co. KSCP	2,647,486	1,451,265
	Agility Public Warehousing Co. KSC	3,874,419	3,971,185
	Al Ahli Bank of Kuwait KSCP	990,060	770,725
	Al-Eid Food KSC	39,469	23,044
	Arzan Financial Group for Financing & Investment KPSC	2,792,365	1,847,689
*	Asiya Capital Investments Co. KSCP	667,791	94,223
	Boubyan Petrochemicals Co. KSCP	726,870	1,622,078
	Burgan Bank SAK	2,042,514	1,199,140
	Combined Group Contracting Co. SAK	308,616	439,450
	Gulf Bank KSCP	7,033,048	5,885,587
	Gulf Cables & Electrical Industries Group Co. KSCP	62,321	253,691
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,014	123,960
	Integrated Holding Co. KCSC	293,266	480,374
	Kuwait Cement Co. KSC	129,646	81,160
	Kuwait Finance House KSCP	202,128	472,047
	Kuwait International Bank KSCP	1,617,308	844,588
	Mezzan Holding Co. KSCC	390,983	938,461
	Mobile Telecommunications Co. KSCP	3,877,077	6,136,924
	National Bank of Kuwait SAKP	186,750	523,966
	National Industries Group Holding SAK	3,501,586	2,441,910
	National Investments Co. KSCP	237,582	195,737
	Warba Bank KSCP	2,440,873	1,496,351

TOTAL KUWAIT			31,293,555

MALAYSIA — (1.6%)
#	Aeon Co. M Bhd	1,758,700	408,567
#	AFFIN Bank Bhd	7,781,059	4,153,219
	Alliance Bank Malaysia Bhd	4,962,800	3,969,114
	Allianz Malaysia Bhd	93,300	411,322
	AMMB Holdings Bhd	7,489,062	6,583,049
	Axiata Group Bhd	796,500	471,632
#	Bank Islam Malaysia Bhd	1,520,407	814,159
	Batu Kawan Bhd	1,621,150	6,780,982
*	Berjaya Assets Bhd	467,100	32,217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
# *	Berjaya Corp. Bhd	13,034,214	$790,814
# *	Berjaya Land Bhd	5,491,800	401,218
# *	Bumi Armada Bhd	13,388,700	1,643,925
	Cahya Mata Sarawak Bhd	2,273,200	522,849
	CB Industrial Product Holding Bhd	1,285,500	367,906
	CIMB Group Holdings Bhd	23,028,156	31,825,587
# *	Coastal Contracts Bhd	18,700	5,858
#	CSC Steel Holdings Bhd	821,256	242,287
# *	Dagang NeXchange Bhd	162,900	13,433
	Dayang Enterprise Holdings Bhd	294,300	160,431
#	DRB-Hicom Bhd	4,774,600	1,397,929
*	Eastern & Oriental Bhd	181,600	38,687
#	Eco World Development Group Bhd	4,326,900	1,320,598
*	Ekovest Bhd	6,152,900	570,782
*	Gadang Holdings Bhd	2,431,300	200,082
	Gamuda Bhd	3,709,139	4,122,829
	Genting Bhd	7,076,300	6,688,387
#	Genting Malaysia Bhd	6,258,600	3,452,401
	Genting Plantations Bhd	82,800	104,970
	George Kent Malaysia Bhd	1,197,900	115,095
	HAP Seng Consolidated Bhd	324,482	301,091
# *	Hengyuan Refining Co. Bhd	579,300	369,156
#	Hiap Teck Venture Bhd	6,230,300	521,284
#	Hibiscus Petroleum Bhd	1,288,200	729,561
	Hong Leong Financial Group Bhd	1,316,534	4,609,570
	Hong Leong Industries Bhd	124,500	278,571
	IGB Bhd	3,022,296	1,570,805
#	IJM Corp. Bhd	10,321,418	5,215,046
#	Insas Bhd	2,517,100	541,575
#	IOI Properties Group Bhd	4,986,225	2,251,696
*	Iskandar Waterfront City Bhd	1,951,300	304,783
*	JAKS Resources Bhd	5,499,380	155,232
	Jaya Tiasa Holdings Bhd	2,431,633	635,593
	Keck Seng Malaysia Bhd	732,600	886,249
*	KNM Group Bhd	11,856,690	162,135
	Kossan Rubber Industries Bhd	516,700	238,094
# *	KSL Holdings Bhd	1,539,351	553,001
#	Kumpulan Fima Bhd	575,200	251,505
	Land & General Bhd	11,345,220	308,870
	LBS Bina Group Bhd	3,741,134	535,934
* Ω	Lotte Chemical Titan Holding Bhd	816,993	188,232
#	Magnum Bhd	4,534,045	1,091,122
#	Mah Sing Group Bhd	6,504,762	1,699,247
	Malayan Banking Bhd	4,177,412	8,512,165
#	Malayan Flour Mills Bhd	3,257,475	449,977
#	Malaysia Building Society Bhd	9,653,843	1,593,634
	Malaysian Resources Corp. Bhd	9,629,347	1,346,777
	Matrix Concepts Holdings Bhd	1,390,450	532,596
	MBM Resources Bhd	769,903	793,967
	Mega First Corp. Bhd	435,500	425,929
	MISC Bhd	3,931,404	6,550,784
	MKH Bhd	1,882,878	528,308
	MKH Oil Palm East Kalimantan Sdn Bhd	268,982	34,662
#	MNRB Holdings Bhd	1,983,779	726,316
	MPHB Capital Bhd	178,400	45,109
	Muda Holdings Bhd	280,700	86,310
*	Muhibbah Engineering M Bhd	2,526,000	499,320
	Oriental Holdings Bhd	2,554,379	3,650,916
#	OSK Holdings Bhd	6,539,006	1,997,319

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Pantech Group Holdings Bhd	2,022,394	$452,651
#	Paramount Corp. Bhd	1,807,455	416,425
#	Petron Malaysia Refining & Marketing Bhd	247,800	255,925
*	Pos Malaysia Bhd	1,658,900	171,713
	PPB Group Bhd	1,925,439	6,343,111
	RHB Bank Bhd	7,433,092	8,556,258
*	Sapura Energy Bhd	39,709,700	378,135
#	Sarawak Oil Palms Bhd	1,041,700	664,659
	Sime Darby Bhd	13,651,000	7,991,883
#	Sime Darby Property Bhd	7,330,900	1,498,911
	SP Setia Bhd. Group	7,336,673	2,234,038
#	Sunway Bhd	4,515,686	3,323,024
#	Suria Capital Holdings Bhd	793,880	356,687
#	Ta Ann Holdings Bhd	878,826	778,625
	Tan Chong Motor Holdings Bhd	392,200	69,375
# *	Top Glove Corp. Bhd	8,510,700	1,567,454
# *	Tropicana Corp. Bhd	4,993,061	1,566,197
#	TSH Resources Bhd	278,100	66,325
	UEM Edgenta Bhd	1,094,700	211,316
#	UEM Sunrise Bhd	3,598,745	802,091
	United Malacca Bhd	902,000	957,077
#	UOA Development Bhd	9,677,999	3,831,243
#	Velesto Energy Bhd	14,367,928	809,635
*	Wasco Bhd	372,180	112,848
#	WCT Holdings Bhd	4,268,224	468,398
	Yinson Holdings Bhd	1,012,680	519,575
*	YNH Property Bhd	1,497,250	148,700
	YTL Corp. Bhd	1,594,621	1,030,996

TOTAL MALAYSIA			174,366,045

MEXICO — (2.9%)
	Alfa SAB de CV, Class A	23,173,117	16,963,115
#	Alpek SAB de CV	1,645,123	1,218,663
Ω	Banco del Bajio SA	1,512,528	5,590,723
*	Cemex SAB de CV	2,064,609	1,633,055
*	Cemex SAB de CV, Sponsored ADR	3,267,721	25,847,669
	Coca-Cola Femsa SAB de CV	439,063	4,346,610
	Consorcio ARA SAB de CV	3,207,049	621,537
*	Controladora AXTEL SAB de CV	23,823,748	410,257
	Corp. Actinver SAB de CV	89,268	78,686
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	1,052,722
#	Cydsa SAB de CV	5,874	6,532
	Dine SAB de CV	993,661	1,460,844
	El Puerto de Liverpool SAB de CV, Class C1	547,480	4,377,411
	Fomento Economico Mexicano SAB de CV	407,748	4,795,649
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	81,239	9,558,580
	GCC SAB de CV	430,749	4,851,434
	Genomma Lab Internacional SAB de CV, Class B	1,440,259	1,397,318
	Gentera SAB de CV	3,252,884	5,218,058
	Grupo Carso SAB de CV	2,203,197	17,233,828
	Grupo Comercial Chedraui SA de CV	982,477	7,234,339
	Grupo Elektra SAB de CV	4,261	274,851
	Grupo Financiero Banorte SAB de CV, Class O	3,914,576	38,828,704
*	Grupo Financiero Inbursa SAB de CV, Class O	5,651,015	15,573,423
# *	Grupo Gigante SAB de CV	471,076	893,713
	Grupo Industrial Saltillo SAB de CV	1,351,172	1,761,258
	Grupo Mexico SAB de CV, Class B	8,985,336	55,525,162
*	Grupo Pochteca SAB de CV	67,810	28,461
*	Grupo Posadas SAB de CV	86,975	161,148

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Simec SAB de CV, Class B	689,708	$7,327,575
#	Grupo Televisa SAB, Sponsored ADR	713,059	2,082,132
* Ω	Grupo Traxion SAB de CV	85,118	142,901
*	Hoteles City Express SAB de CV	82,714	21,873
*	Industrias CH SAB de CV, Class B	1,830,238	19,768,483
# *	Industrias Penoles SAB de CV	499,951	7,152,226
	KUO SAB De CV, Class B	1,904,343	4,724,520
	La Comer SAB de CV	2,937,814	6,285,240
	Megacable Holdings SAB de CV	1,059,804	3,093,280
*	Minera Frisco SAB de CV, Class A1	11,254,823	2,273,204
* Ω	Nemak SAB de CV	8,269,789	1,433,754
*	Ollamani SAB	178,264	364,317
	Orbia Advance Corp. SAB de CV	4,119,110	6,742,253
*	Organizacion Cultiba SAB de CV	157,421	96,029
	Organizacion Soriana SAB de CV, Class B	13,628,251	27,008,690
	Promotora y Operadora de Infraestructura SAB de CV	574,258	5,752,050
	Regional SAB de CV	70,902	637,635
*	Vista Energy SAB de CV, ADR	3,552	153,269
#	Vitro SAB de CV, Class A	927,658	476,534

TOTAL MEXICO			322,479,715

PHILIPPINES — (0.8%)
	ACEN Corp.	2,883,000	206,868
††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	15,984,906	2,787,372
	Alsons Consolidated Resources, Inc.	1,425,000	12,554
	Apex Mining Co., Inc.	2,152,000	121,962
*	Atlas Consolidated Mining & Development Corp.	3,709,600	288,585
	Ayala Corp.	248,260	2,638,912
	Ayala Land, Inc.	1,321,700	655,194
	Bank of the Philippine Islands	1,531,252	3,379,188
	BDO Unibank, Inc.	3,429,907	8,790,943
	Belle Corp.	4,041,000	141,734
	China Banking Corp.	7,846,432	5,311,911
*	Converge Information & Communications Technology Solutions, Inc.	899,700	146,098
	Cosco Capital, Inc.	12,901,600	1,040,049
	DMCI Holdings, Inc.	10,223,900	1,957,540
	East West Banking Corp.	2,342,900	378,148
	Filinvest Development Corp.	384,400	37,478
	Filinvest Land, Inc.	73,198,031	925,410
	First Philippine Holdings Corp.	3,175,100	3,584,693
	Global Ferronickel Holdings, Inc.	9,391,116	304,420
	Globe Telecom, Inc.	3,485	107,013
	GT Capital Holdings, Inc.	156,137	1,725,661
*	Integrated Micro-Electronics, Inc.	691,500	20,183
	JG Summit Holdings, Inc.	9,813,457	5,729,803
	LT Group, Inc.	9,204,800	1,618,001
	Megaworld Corp.	46,669,300	1,477,361
	Metropolitan Bank & Trust Co.	7,960,382	9,632,026
	Petron Corp.	14,432,900	748,815
	Philcomsat Holdings Corp.	497,957	922,067
	Philex Mining Corp.	4,703,000	246,542
*	Philippine National Bank	3,173,985	1,193,156
* ††	Philippine National Construction Corp.	398,900	6,346
	Philippine Savings Bank	1,949,689	1,839,951
††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	87,955
	Premium Leisure Corp.	6,804,000	85,781
	Puregold Price Club, Inc.	1,136,100	465,341

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	RFM Corp.	762,400	$42,735
	Rizal Commercial Banking Corp.	4,608,906	1,812,287
	Robinsons Land Corp.	12,002,708	3,235,213
	Robinsons Retail Holdings, Inc.	848,560	527,471
	San Miguel Corp.	4,785,846	8,690,610
	Security Bank Corp.	1,453,254	1,794,892
*	Shell Pilipinas Corp.	112,730	20,962
*	Top Frontier Investment Holdings, Inc.	526,832	768,790
	Union Bank of the Philippines	8,738,130	5,815,844
	Vista Land & Lifescapes, Inc.	46,503,968	1,206,984

TOTAL PHILIPPINES			82,530,849

POLAND — (0.9%)
*	Agora SA	234,733	599,495
*	Alior Bank SA	411,707	10,488,347
*	Amica SA	9,232	161,364
	Arctic Paper SA	10,901	55,016
	Asseco Poland SA	123,267	2,422,565
	Bank Handlowy w Warszawie SA	1,668	45,961
*	Bank Millennium SA	1,131,121	2,575,431
	Bank Polska Kasa Opieki SA	73,438	3,040,355
	Boryszew SA	290,767	443,174
	Cognor Holding SA	28,557	58,508
# *	Cyfrowy Polsat SA	660,904	1,628,749
	Develia SA	1,236,982	2,022,831
*	Enea SA	1,041,325	2,172,429
*	Grenevia SA	115,828	69,284
*	Grupa Azoty SA	11,305	61,059
# *	Jastrzebska Spolka Weglowa SA	295,423	2,224,063
	KGHM Polska Miedz SA	501,152	17,229,425
#	Lubelski Wegiel Bogdanka SA	30,951	218,275
*	mBank SA	12,393	2,081,264
	ORLEN SA	2,616,360	42,658,139
# *	PGE Polska Grupa Energetyczna SA	3,616,670	5,390,626
*	PKP Cargo SA	149,223	442,141
	Stalexport Autostrady SA	176,122	126,687
*	Tauron Polska Energia SA	5,623,021	4,035,742

TOTAL POLAND			100,250,930

QATAR — (0.7%)
*	Aamal Co.	7,290,035	1,563,179
	Al Khaleej Takaful Group QSC	420,398	296,806
	Alijarah Holding Co. QPSC	1,637,828	311,020
	Baladna	3,974,780	1,472,670
	Barwa Real Estate Co.	7,453,066	5,743,284
	Commercial Bank PSQC	7,431,255	8,470,386
	Doha Bank QPSC	7,982,287	3,276,989
	Doha Insurance Co. QSC	63,045	41,341
*	Estithmar Holding QPSC	1,922,924	1,081,852
	Gulf International Services QSC	6,208,441	4,709,615
	Gulf Warehousing Co.	985,471	894,724
*	Lesha Bank LLC	955,697	348,194
	Masraf Al Rayan QSC	16,428,683	11,321,334
	Mazaya Real Estate Development QPSC	2,232,076	397,913
	Medicare Group	273,812	304,862
	Mesaieed Petrochemical Holding Co.	10,110,443	5,329,261
	Ooredoo QPSC	3,550,263	9,740,845
	Qatar Aluminum Manufacturing Co.	1,709,059	662,329

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	372,612	$1,477,650
	Qatar Gas Transport Co. Ltd.	984,613	1,079,334
	Qatar Industrial Manufacturing Co. QSC	47,636	34,385
	Qatar Insurance Co. SAQ	3,130,088	1,945,079
	Qatar National Cement Co. QSC	623,508	611,097
	Qatar Navigation QSC	2,176,021	6,312,462
	Salam International Investment Ltd. QSC	5,416,765	937,963
	United Development Co. QSC	7,828,420	2,361,596
	Vodafone Qatar QSC	5,996,110	2,916,285

TOTAL QATAR			73,642,455

RUSSIA — (0.0%)
* ††,††	Gazprom PJSC, Sponsored ADR	9,648,397	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (3.9%)
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	11,238	94,390
	Al Babtain Power & Telecommunication Co.	191,130	2,100,375
*	Al Hassan Ghazi Ibrahim Shaker Co.	86,701	783,312
	Al Jouf Agricultural Development Co.	20,963	287,211
*	Al Jouf Cement Co.	372,442	1,139,296
*	Al Khaleej Training & Education Co.	42,974	376,863
*	AlAbdullatif Industrial Investment Co.	56,817	264,002
*	Al-Etihad Cooperative Insurance Co.	142,798	1,005,139
*	AlJazira Takaful Ta’awuni Co.	248,550	1,224,903
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,788	702,724
*	Alujain Corp.	75,278	900,792
	Amlak International Finance Co.	4,912	18,697
	Arab National Bank	2,788,751	22,921,731
*	Arabia Insurance Cooperative Co.	67,176	295,397
	Arabian Cement Co.	362,707	2,960,061
*	Arabian Shield Cooperative Insurance Co.	90,102	543,880
	Arriyadh Development Co.	190,908	1,188,799
	Astra Industrial Group	11,974	554,331
*	Bank Al-Jazira	2,675,568	11,534,381
	Banque Saudi Fransi	2,173,793	21,211,662
	Basic Chemical Industries Ltd.	70,641	651,782
*	Buruj Cooperative Insurance Co.	28,096	168,254
	City Cement Co.	437,457	2,418,833
*	Dar Al Arkan Real Estate Development Co.	2,876,743	10,184,822
	Eastern Province Cement Co.	267,164	2,378,011
*	Emaar Economic City	1,825,776	3,772,990
	Etihad Etisalat Co.	1,740,049	24,086,027
	Gulf Insurance Group	92,962	931,869
*	Gulf Union Cooperative Insurance Co.	5,365	32,817
	Hail Cement Co.	324,890	990,966
	Herfy Food Services Co.	17,284	146,830
*	Jazan Development & Investment Co.	164,960	725,405
	L’Azurde Co. for Jewelry	138,817	571,829
*	Methanol Chemicals Co.	190,167	856,092
	Middle East Paper Co.	5,207	58,890
*	Middle East Specialized Cables Co.	63,395	561,018
	Mobile Telecommunications Co. Saudi Arabia	2,571,371	8,277,122
	Najran Cement Co.	511,632	1,356,128
*	National Agriculture Development Co.	54,051	504,215
	National Co. for Glass Industries	59,152	685,927

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Gypsum	29,938	$222,334
*	National Industrialization Co., Class C	837,264	3,115,494
	Nayifat Finance Co.	87,995	332,704
	Northern Region Cement Co.	577,606	1,506,779
*	Rabigh Refining & Petrochemical Co.	1,245,042	2,496,098
	Riyad Bank	1,659,181	12,233,845
	Sahara International Petrochemical Co.	1,937,293	17,706,414
	Saudi Awwal Bank	3,857,265	41,858,659
	Saudi Basic Industries Corp.	3,103,274	69,917,739
	Saudi Ceramic Co.	204,752	1,924,622
	Saudi Chemical Co. Holding	1,182,569	2,533,228
	Saudi Industrial Investment Group	1,265,400	7,812,183
	Saudi Investment Bank	1,687,867	7,581,768
*	Saudi Kayan Petrochemical Co.	3,746,615	9,350,310
	Saudi Marketing Co.	145,763	1,012,405
	Saudi National Bank	7,722,754	77,308,289
*	Saudi Public Transport Co.	49,500	266,600
*	Saudi Reinsurance Co.	3,834	28,011
	Saudi Telecom Co.	97,171	975,041
	Savola Group	382,358	5,137,988
*	Seera Group Holding	807,306	5,876,289
	SHL Finance Co.	3,598	15,521
*	Sinad Holding Co.	337,705	1,196,698
	Southern Province Cement Co.	1,815	19,306
	Sustained Infrastructure Holding Co.	279,157	2,819,312
*	Tabuk Cement Co.	311,659	1,080,746
*	Taiba Investments Co.	188,047	2,121,784
*	Umm Al-Qura Cement Co.	159,913	712,165
	United International Transportation Co.	11,115	247,372
*	Walaa Cooperative Insurance Co.	15,108	123,259
	Yamama Cement Co.	685,134	6,335,552
	Yanbu Cement Co.	30,403	236,946
	Yanbu National Petrochemical Co.	738,029	7,627,176
*	Zamil Industrial Investment Co.	43,828	238,350

TOTAL SAUDI ARABIA			421,438,760

SOUTH AFRICA — (2.5%)
#	Absa Group Ltd.	3,522,789	27,164,474
	Adcock Ingram Holdings Ltd.	30,875	90,883
	Advtech Ltd.	57,886	88,038
	AECI Ltd.	658,150	3,277,517
	African Rainbow Minerals Ltd.	437,628	4,520,754
	Alexander Forbes Group Holdings Ltd.	1,736,105	587,196
	Altron Ltd., Class A	134,145	81,023
	Aspen Pharmacare Holdings Ltd.	1,258,387	14,991,057
*	Astral Foods Ltd.	138,900	1,092,717
	Barloworld Ltd.	1,046,732	4,809,662
*	Blue Label Telecoms Ltd.	2,430,088	552,906
*	Brait PLC	5,045,471	349,036
	Caxton & CTP Publishers & Printers Ltd.	1,092,863	600,761
	DataTec Ltd.	3,918,013	7,575,533
	Discovery Ltd.	126,120	803,469
	DRDGOLD Ltd.	519,738	412,118
	Exxaro Resources Ltd.	986,835	9,454,948
	Foschini Group Ltd.	1,062,536	5,609,969
	Grindrod Ltd.	126,620	87,314
	Harmony Gold Mining Co. Ltd.	573,795	4,966,895
	Harmony Gold Mining Co. Ltd., Sponsored ADR	277,875	2,381,389
	Hudaco Industries Ltd.	161,173	1,436,233

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Impala Platinum Holdings Ltd.	3,292,613	$14,657,240
	Investec Ltd.	818,663	5,223,306
*	KAP Ltd.	8,797,399	1,200,309
	Lewis Group Ltd.	831,398	1,947,077
	Life Healthcare Group Holdings Ltd.	2,971,504	1,695,387
	Merafe Resources Ltd.	8,130,071	540,133
*	Metair Investments Ltd.	1,091,608	679,439
#	Momentum Metropolitan Holdings	6,045,383	6,580,262
	Motus Holdings Ltd.	503,873	2,231,419
	Mpact Ltd.	1,846,736	2,501,738
	MTN Group Ltd.	3,752,409	17,984,574
	Naspers Ltd., Class N	40,884	7,824,283
	Nedbank Group Ltd.	1,692,722	20,582,082
	Netcare Ltd.	384,750	232,994
	Oceana Group Ltd.	192,966	778,023
#	Old Mutual Ltd.	18,740,705	11,011,058
	Omnia Holdings Ltd.	1,060,632	3,010,961
# Ω	Pepkor Holdings Ltd.	6,055,894	5,712,814
*	PPC Ltd.	6,665,003	1,152,351
	Raubex Group Ltd.	1,274,623	2,055,315
*	RCL Foods Ltd.	159,113	88,859
	Reunert Ltd.	712,875	2,502,246
	RFG Holdings Ltd.	23,326	16,649
	Sappi Ltd.	3,224,861	8,663,270
	Sasol Ltd.	2,093,491	14,707,422
#	Sibanye Stillwater Ltd.	5,264,531	6,008,673
#	Sibanye Stillwater Ltd., ADR	1,031,312	4,795,601
#	Standard Bank Group Ltd.	2,712,069	25,468,404
	Super Group Ltd.	2,288,202	3,387,515
*	Telkom SA SOC Ltd.	1,534,994	1,937,253
	Thungela Resources Ltd.	183,959	1,290,289
*	Trencor Ltd.	1,135,741	432,035
	Wilson Bayly Holmes-Ovcon Ltd.	233,686	1,726,729
*	Zeda Ltd.	1,219,983	761,963

TOTAL SOUTH AFRICA			270,321,565

SOUTH KOREA — (12.3%)
	Advanced Process Systems Corp.	17,402	435,962
	Aekyung Chemical Co. Ltd.	9,195	82,275
	Aekyung Industrial Co. Ltd.	3,607	53,905
*	Agabang&Company	17,128	62,765
	AJ Networks Co. Ltd.	64,478	223,357
	Ajin Industrial Co. Ltd.	191,527	548,885
	AK Holdings, Inc.	11,206	122,647
*	ALUKO Co. Ltd.	44,263	105,748
	Amorepacific Group	78,442	1,893,663
*	Amotech Co. Ltd.	2,225	11,950
# *	Ananti, Inc.	183,829	842,971
	Asia Cement Co. Ltd.	83,810	612,055
	ASIA Holdings Co. Ltd.	4,097	701,207
	Asia Paper Manufacturing Co. Ltd.	125,605	770,076
	AUK Corp.	89,803	141,846
	Aurora World Corp.	14,808	73,900
	Baiksan Co. Ltd.	20,143	199,983
	BGF Co. Ltd.	108,329	294,713
	BGFecomaterials Co. Ltd.	12,553	36,273
	BH Co. Ltd.	98,245	1,227,592
	Binggrae Co. Ltd.	16,745	862,149
*	BioSmart Co. Ltd.	45,774	182,977

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Bixolon Co. Ltd.	27,536	$107,528
	BNK Financial Group, Inc.	944,501	5,702,394
	Bookook Securities Co. Ltd.	20,358	356,823
	BYC Co. Ltd.	7,520	212,194
	Byucksan Corp.	196,118	317,962
*	ChinHung International, Inc.	17,489	12,020
	Chinyang Holdings Corp.	83,349	197,421
	Chongkundang Holdings Corp.	5,683	252,562
* ††	Chorokbaem Media Co. Ltd.	33,099	24,260
*	CJ CGV Co. Ltd.	169,357	701,173
	CJ CheilJedang Corp.	39,967	9,687,477
	CJ Corp.	63,166	5,792,525
*	CJ ENM Co. Ltd.	45,169	2,471,168
	CJ Freshway Corp.	5,592	92,326
	CJ Logistics Corp.	25,997	2,293,343
*	Comtec Systems Co. Ltd.	247,045	123,965
	CR Holdings Co. Ltd.	158,162	689,344
	Cuckoo Holdings Co. Ltd.	5,600	79,261
	Cuckoo Homesys Co. Ltd.	5,966	99,570
	Dae Hyun Co. Ltd.	150,199	208,939
	Dae Won Kang Up Co. Ltd.	215,821	894,424
* ††	Dae Yu Co. Ltd.	22,377	6,978
# *	Daechang Co. Ltd.	189,821	216,771
	Daechang Forging Co. Ltd.	25,990	125,152
	Daedong Corp.	67,756	585,388
	Daehan Flour Mill Co. Ltd.	5,781	573,440
	Daehan Steel Co. Ltd.	69,851	706,676
#	Daesang Corp.	111,953	1,771,329
	Daesang Holdings Co. Ltd.	69,236	433,662
*	Daesung Industrial Co. Ltd.	28,536	78,480
	Daewon Pharmaceutical Co. Ltd.	2,539	27,416
	Daewon San Up Co. Ltd.	61,406	291,536
*	Daewoo Engineering & Construction Co. Ltd.	947,932	2,611,872
	Daewoong Co. Ltd.	25,220	342,867
*	Dahaam E-Tec Co. Ltd.	3,535	0
#	Daihan Pharmaceutical Co. Ltd.	14,428	296,263
	Daishin Securities Co. Ltd.	140,416	1,590,858
	Daol Investment & Securities Co. Ltd.	180,886	415,001
	Daou Data Corp.	20,417	183,323
	Daou Technology, Inc.	131,192	1,866,049
*	Dasan Networks, Inc.	24,393	66,819
	DB Financial Investment Co. Ltd.	171,696	527,915
	DB Insurance Co. Ltd.	140,428	9,850,300
*	DB, Inc.	95,178	98,597
	Deutsch Motors, Inc.	76,569	288,114
	Device ENG Co. Ltd.	2,161	26,522
	DGB Financial Group, Inc.	843,384	5,151,678
	DI Dong Il Corp.	25,485	468,976
	Display Tech Co. Ltd.	36,701	130,784
	DL E&C Co. Ltd.	189,086	5,068,835
#	DL Holdings Co. Ltd.	67,601	2,594,066
	DMS Co. Ltd.	66,846	303,978
	DN Automotive Corp.	7,846	473,508
	Dong A Eltek Co. Ltd.	26,028	191,466
	Dong-A Socio Holdings Co. Ltd.	8,075	643,989
	Dong-A ST Co. Ltd.	1,635	79,600
	Dongbang Transport Logistics Co. Ltd.	26,070	41,322
	Dongbu Corp.	32,375	120,707
	Dongkuk CM Co. Ltd.	97,951	484,376

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Holdings Co. Ltd.	62,797	$380,348
	Dongkuk Industries Co. Ltd.	47,920	248,282
	Dongkuk Steel Mill Co. Ltd.	177,472	1,506,667
	Dongsung Chemical Co. Ltd.	152,915	508,035
	Dongwha Pharm Co. Ltd.	61,635	388,003
	Dongwon Development Co. Ltd.	204,968	399,069
	Dongwon F&B Co. Ltd.	16,192	454,559
	Dongyang E&P, Inc.	28,974	423,980
	Doosan Bobcat, Inc.	233,044	8,709,999
	Doosan Co. Ltd.	16,787	1,833,725
	DoubleUGames Co. Ltd.	31,456	992,860
*	Duksan Hi-Metal Co. Ltd.	31,358	165,727
	DY Corp.	89,127	371,488
	DY POWER Corp.	23,114	218,002
	Eagon Industrial Ltd.	32,386	128,548
	Easy Holdings Co. Ltd.	220,385	522,430
	EBEST Investment & Securities Co. Ltd.	3,604	12,955
* ††	Eco Volt Co. Ltd.	29,352	21,192
	Ecoplastic Corp.	45,007	149,041
	Elentec Co. Ltd.	12,115	68,480
	E-MART, Inc.	60,575	2,778,078
	ENF Technology Co. Ltd.	11,289	226,361
#	Eugene Corp.	279,760	719,986
	Eugene Investment & Securities Co. Ltd.	189,279	593,782
	Eusu Holdings Co. Ltd.	64,565	262,668
	Fila Holdings Corp.	78,387	2,307,524
	Fursys, Inc.	20,360	555,088
*	GAEASOFT	9,468	51,594
*	Gaon Cable Co. Ltd.	15,587	554,145
*	Gemvaxlink Co. Ltd.	96,580	211,693
	Geumhwa PSC Co. Ltd.	976	19,807
	GOLFZON Co. Ltd.	3,572	200,989
	Golfzon Newdin Holdings Co. Ltd.	111,701	310,973
	Gradiant Corp.	9,901	115,948
	Green Cross Corp.	622	51,104
	Green Cross Holdings Corp.	8,748	101,193
*	GS Engineering & Construction Corp.	119,822	1,420,385
	GS Global Corp.	240,697	427,575
	GS Holdings Corp.	235,917	7,627,606
	GS Retail Co. Ltd.	147,230	2,110,502
	Gwangju Shinsegae Co. Ltd.	19,015	427,860
	Haitai Confectionery & Foods Co. Ltd.	8,876	33,990
	Hana Financial Group, Inc.	1,106,230	46,657,236
	Handok, Inc.	19,195	191,730
#	Handsome Co. Ltd.	77,889	1,102,841
	Hanil Cement Co. Ltd.	3,609	34,076
	Hanil Holdings Co. Ltd.	81,808	746,871
	Hanjin Transportation Co. Ltd.	45,583	684,363
	Hankook Tire & Technology Co. Ltd.	261,350	11,089,674
	HanmiGlobal Co. Ltd.	12,570	147,251
	Hansae Co. Ltd.	1,354	21,078
	Hanshin Construction Co. Ltd.	24,641	118,847
	Hansol Holdings Co. Ltd.	143,273	291,527
*	Hansol HomeDeco Co. Ltd.	355,808	195,102
	Hansol Paper Co. Ltd.	80,542	626,985
	Hansol Technics Co. Ltd.	152,097	612,994
	Hanwha Corp.	155,940	3,060,205
*	Hanwha Galleria Corp.	338,132	340,157
	Hanwha General Insurance Co. Ltd.	85,465	310,824

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Investment & Securities Co. Ltd.	370,242	$900,437
	Hanwha Life Insurance Co. Ltd.	1,004,542	2,130,832
	Hanwha Solutions Corp.	324,705	5,909,699
	Hanyang Eng Co. Ltd.	53,693	786,715
	Hanyang Securities Co. Ltd.	48,595	371,771
	Harim Holdings Co. Ltd.	217,823	1,034,927
	HB Technology Co. Ltd.	150,024	378,581
	HD Hyundai Co. Ltd.	170,315	8,245,453
	HD Hyundai Construction Equipment Co. Ltd.	67,332	2,647,184
*	HD Hyundai Energy Solutions Co. Ltd.	6,156	105,218
	HD Hyundai Infracore Co. Ltd.	426,178	2,535,444
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	121,930	11,512,198
	HDC Holdings Co. Ltd.	22,409	141,939
#	HDC Hyundai Development Co-Engineering & Construction, Class E	137,571	1,744,773
	HDC Hyundai Engineering Plastics Co. Ltd.	53,930	164,906
*	Heungkuk Fire & Marine Insurance Co. Ltd.	31,376	99,012
	Hitejinro Holdings Co. Ltd.	41,023	269,292
	HK inno N Corp.	4,476	125,033
*	HL D&I Halla Corp.	114,646	166,659
	HL Holdings Corp.	30,387	744,500
	HL Mando Co. Ltd.	97,161	2,740,143
#	HMM Co. Ltd.	724,591	8,272,747
	HS Industries Co. Ltd.	25,835	76,459
*	Huneed Technologies	2,929	14,574
	Huons Global Co. Ltd.	21,089	325,319
	Husteel Co. Ltd.	26,633	88,770
*	Huvis Corp.	37,536	99,732
	Hwa Shin Co. Ltd.	33,037	258,231
	Hwangkum Steel & Technology Co. Ltd.	48,647	238,682
	Hwaseung Enterprise Co. Ltd.	14,896	101,097
	HwaSung Industrial Co. Ltd.	34,966	252,034
	Hy-Lok Corp.	39,093	764,943
	Hyosung Corp.	12,647	549,168
	Hyosung TNC Corp.	2,211	585,820
*	Hyundai BNG Steel Co. Ltd.	29,193	456,423
	Hyundai Corp.	34,368	424,886
	Hyundai Corp. Holdings, Inc.	31,933	251,846
	Hyundai Department Store Co. Ltd.	69,795	2,640,044
	Hyundai Engineering & Construction Co. Ltd.	242,262	6,171,670
	Hyundai Futurenet Co. Ltd.	91,305	307,223
	Hyundai GF Holdings	361,926	1,263,885
	Hyundai Glovis Co. Ltd.	65,645	8,593,597
	Hyundai Green Food	9,841	86,435
	Hyundai Home Shopping Network Corp.	13,542	533,733
*	Hyundai Livart Furniture Co. Ltd.	59,455	326,746
	Hyundai Marine & Fire Insurance Co. Ltd.	233,124	5,262,552
	Hyundai Mobis Co. Ltd.	138,385	22,639,687
	Hyundai Motor Co.	482,676	86,821,774
	Hyundai Motor Securities Co. Ltd.	88,206	566,549
	Hyundai Steel Co.	333,076	7,734,329
	Hyundai Wia Corp.	71,583	2,979,676
	HyVision System, Inc.	4,415	67,371
	IDIS Holdings Co. Ltd.	25,924	192,262
	Iljin Holdings Co. Ltd.	91,947	284,523
	Ilshin Spinning Co. Ltd.	78,231	508,336
	Ilsung Pharmaceuticals Co. Ltd.	29,215	419,163
	iMarketKorea, Inc.	88,543	540,204
	Industrial Bank of Korea	1,115,796	11,217,686
	Innocean Worldwide, Inc.	56,939	933,838

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	INTOPS Co. Ltd.	41,391	$794,071
	Inzi Controls Co. Ltd.	8,200	44,990
	IS Dongseo Co. Ltd.	61,006	1,179,202
	JASTECH Ltd.	17,210	108,825
	JB Financial Group Co. Ltd.	536,006	5,142,896
	JC Chemical Co. Ltd.	34,169	154,178
	Jinsung T.E.C.	12,557	88,837
	JS Corp.	2,527	34,358
# *	Kakao Games Corp.	51,970	811,631
	Kangnam Jevisco Co. Ltd.	19,813	397,596
	Kangwon Land, Inc.	166,911	1,844,391
	KAON Group Co. Ltd.	13,748	55,307
#	KB Financial Group, Inc., ADR	1,814,985	97,954,740
	KC Co. Ltd.	39,745	628,281
	KC Tech Co. Ltd.	7,419	194,515
	KCC Corp.	16,239	2,939,566
	KCC Glass Corp.	59,922	1,735,345
	KCTC	13,529	39,879
	KEPCO Plant Service & Engineering Co. Ltd.	20,902	530,361
	KG Chemical Corp.	78,026	320,521
	KG Eco Solution Co. Ltd.	24,292	157,758
* ††	KG Mobility Co.	19,018	84,231
#	Kginicis Co. Ltd.	13,945	116,124
	KGMobilians Co. Ltd.	15,820	57,192
	KH Vatec Co. Ltd.	4,557	50,587
	Kia Corp.	1,118,017	94,721,269
	KISCO Corp.	58,802	504,220
	KISCO Holdings Co. Ltd.	32,652	541,089
	KISWIRE Ltd.	58,470	1,085,189
#	KIWOOM Securities Co. Ltd.	61,284	5,819,737
	Kolmar Holdings Co. Ltd.	9,587	58,335
	Kolon Corp.	33,714	398,960
	Kolon Global Corp.	7,001	42,669
	Kolon Industries, Inc.	91,721	2,640,127
	Kolon Mobility Group Corp.	75,401	182,296
	Kolon Plastic, Inc.	3,558	18,518
	Komelon Corp.	29,152	179,894
	Korea Alcohol Industrial Co. Ltd.	70,875	543,410
	Korea Asset In Trust Co. Ltd.	256,587	570,819
*	Korea Circuit Co. Ltd.	33,579	383,138
	Korea Electric Terminal Co. Ltd.	30,397	1,409,730
	Korea Export Packaging Industrial Co. Ltd.	18,130	35,461
	Korea Investment Holdings Co. Ltd.	146,899	7,100,145
*	Korea Line Corp.	871,544	1,125,756
	Korea Movenex Co. Ltd.	128,248	470,863
	Korea Petrochemical Ind Co. Ltd.	11,561	1,133,506
	Korea Real Estate Investment & Trust Co. Ltd.	560,777	410,983
	Korea United Pharm, Inc.	14,976	265,870
	Korea Zinc Co. Ltd.	7,151	2,382,098
	Korean Air Lines Co. Ltd.	486,053	7,329,759
	Korean Reinsurance Co.	654,643	3,869,375
	Kortek Corp.	52,428	301,566
	KPX Chemical Co. Ltd.	12,798	420,271
	KSS LINE Ltd.	82,545	493,081
*	Kt alpha Co. Ltd.	2,802	10,318
	KT Skylife Co. Ltd.	95,413	384,268
	KT&G Corp.	17,534	1,129,817
	KTCS Corp.	53,409	123,046
	Ktis Corp.	133,157	274,413

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Oil & Chemicals Co. Ltd.	26,930	$75,990
*	Kumho HT, Inc.	168,166	73,405
	Kumho Petrochemical Co. Ltd.	50,295	5,002,462
*	Kumho Tire Co., Inc.	305,190	1,545,323
*	KUMHOE&C Co. Ltd.	7,074	21,665
	Kumkang Kind Co. Ltd.	87,340	343,035
	Kwang Dong Pharmaceutical Co. Ltd.	106,455	524,508
*	KX Hitech Co. Ltd.	81,334	78,343
	Kyeryong Construction Industrial Co. Ltd.	39,211	389,407
	Kyobo Securities Co. Ltd.	105,324	381,989
	Kyung Dong Navien Co. Ltd.	11,906	511,940
	Kyungbang Co. Ltd.	61,163	337,059
*	LB Semicon, Inc.	20,582	108,622
	LEADCORP, Inc.	81,748	316,337
	LF Corp.	98,637	1,099,156
	LG Chem Ltd.	100,498	28,877,918
	LG Corp.	267,026	15,235,950
# *	LG Display Co. Ltd., ADR	2,556,527	10,328,369
	LG Electronics, Inc.	506,987	33,766,379
	LG H&H Co. Ltd.	15,177	4,572,949
	LG HelloVision Co. Ltd.	109,778	267,355
	LG Innotek Co. Ltd.	36,659	5,827,047
	LG Uplus Corp.	1,051,547	7,468,610
	Lotte Chemical Corp.	58,547	4,524,356
	Lotte Chilsung Beverage Co. Ltd.	12,127	1,109,588
	Lotte Corp.	93,211	1,857,928
	Lotte Energy Materials Corp.	4,710	153,208
	LOTTE Fine Chemical Co. Ltd.	84,305	2,736,357
	LOTTE Himart Co. Ltd.	33,695	234,103
*	Lotte Non-Life Insurance Co. Ltd.	332,180	831,410
	Lotte Rental Co. Ltd.	11,193	219,594
	Lotte Shopping Co. Ltd.	36,552	1,832,702
#	Lotte Wellfood Co. Ltd.	8,405	813,354
	LS Corp.	63,826	6,306,494
*	Lumens Co. Ltd.	176,326	142,289
*	LVMC Holdings	287,236	582,925
	LX Hausys Ltd.	28,062	872,521
	LX Holdings Corp.	153,703	774,001
	LX International Corp.	149,044	2,998,984
	Maeil Dairies Co. Ltd.	7,598	223,120
*	ME2ON Co. Ltd.	15,585	29,659
	Mediana Co. Ltd.	7,025	31,288
#	MegaStudy Co. Ltd.	43,791	351,937
	Meritz Financial Group, Inc.	10,431	596,393
	Mgame Corp.	6,897	26,889
	Mi Chang Oil Industrial Co. Ltd.	4,014	227,719
*	Mirae Asset Life Insurance Co. Ltd.	298,377	1,075,829
	Mirae Asset Securities Co. Ltd.	910,278	4,961,089
	MK Electron Co. Ltd.	81,910	693,037
*	Mobase Electronics Co. Ltd.	63,859	86,080
	Moorim P&P Co. Ltd.	125,039	280,625
	Moorim Paper Co. Ltd.	71,115	109,802
	Motonic Corp.	51,452	306,055
	MS Autotech Co. Ltd.	42,246	140,102
	Muhak Co. Ltd.	15,148	56,311
	Namyang Dairy Products Co. Ltd.	1,728	644,707
	Nature Holdings Co. Ltd.	12,245	125,074
	NAVER Corp.	27,938	3,685,006
*	Neowiz Holdings Corp.	19,890	282,311

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Nepes Ark Corp.	1,236	$25,329
# * Ω	Netmarble Corp.	53,765	2,152,728
	Nexen Corp.	116,843	360,947
	Nexen Tire Corp.	181,319	1,218,216
	NH Investment & Securities Co. Ltd., Class C	507,699	4,563,496
	NHN Corp.	81,520	1,391,148
	NI Steel Co. Ltd.	15,879	53,150
	NICE Holdings Co. Ltd.	15,181	134,796
	Nice Information & Telecommunication, Inc.	10,953	177,158
	NICE Total Cash Management Co. Ltd., Class C	7,446	31,867
	Nong Shim Holdings Co. Ltd.	11,334	545,363
#	Nong Woo Bio Co. Ltd.	21,556	124,790
	NongShim Co. Ltd.	8,019	2,302,571
	NOROO Paint & Coatings Co. Ltd.	54,335	370,014
	NOVAREX Co. Ltd.	25,829	193,026
	NPC	66,175	246,393
	OCI Co. Ltd.	25,583	1,731,719
	OCI Holdings Co. Ltd.	56,461	3,846,814
	Orion Corp.	4,349	291,052
#	Orion Holdings Corp.	115,054	1,223,004
* ††	Osung Advanced Materials Co. Ltd.	238,329	239,637
	Ottogi Corp.	4,379	1,316,373
	Pan Ocean Co. Ltd.	1,286,716	3,803,996
	Pan-Pacific Co. Ltd.	24,063	29,283
	Paradise Co. Ltd.	99,659	1,079,660
#	Partron Co. Ltd.	143,090	827,332
	PHA Co. Ltd.	46,943	380,466
	Polaris AI Pharma Corp.	22,481	148,384
	Poongsan Corp.	88,816	4,150,110
	Poongsan Holdings Corp.	42,592	936,067
#	POSCO Holdings, Inc., Sponsored ADR	752,158	53,816,905
	POSCO Holdings, Inc.	58,373	16,851,165
	Posco International Corp.	9,907	326,748
	POSCO Steeleon Co. Ltd.	3,364	111,917
	Rayence Co. Ltd.	15,304	95,025
*	RFTech Co. Ltd.	49,408	138,010
	Sajo Industries Co. Ltd.	12,362	327,726
	Sajodaerim Corp.	10,562	290,403
	Sam Young Electronics Co. Ltd.	52,218	413,017
	Sambo Corrugated Board Co. Ltd.	31,268	236,797
	Sambo Motors Co. Ltd.	29,524	110,509
	Samho Development Co. Ltd.	108,856	261,086
	SAMHWA Paints Industrial Co. Ltd.	68,665	389,122
	Samick Musical Instruments Co. Ltd.	260,656	242,221
	Samji Electronics Co. Ltd.	15,508	102,900
*	Samkee Corp.	38,245	52,266
	Sammok S-Form Co. Ltd.	26,629	378,006
#	SAMPYO Cement Co. Ltd.	165,855	351,990
	Samsung C&T Corp.	187,367	20,204,400
	Samsung Card Co. Ltd.	106,008	2,985,993
	Samsung Electronics Co. Ltd.	3,630,212	201,791,281
	Samsung Fire & Marine Insurance Co. Ltd.	54,265	12,145,894
	Samsung Life Insurance Co. Ltd.	208,367	13,129,799
	Samsung SDS Co. Ltd.	5,699	654,697
	Samsung Securities Co. Ltd.	218,225	5,969,739
	SAMT Co. Ltd.	129,105	341,697
	Samyang Corp.	12,340	449,796
	Samyang Holdings Corp.	20,956	1,054,987
	Samyang Tongsang Co. Ltd.	7,531	272,183

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Sangsangin Co. Ltd.	23,169	$55,069
	Saramin Co. Ltd.	960	12,469
	SAVEZONE I&C Corp.	65,701	113,224
	SeAH Besteel Holdings Corp.	84,469	1,350,770
	SeAH Holdings Corp.	4,354	348,374
	SeAH Steel Corp.	5,976	591,292
	SeAH Steel Holdings Corp.	8,469	1,414,862
	Sebang Co. Ltd.	51,264	445,650
	Sebang Global Battery Co. Ltd.	30,660	2,252,799
	Seegene, Inc.	28,464	454,274
	Sejong Industrial Co. Ltd.	79,108	337,370
	Sekonix Co. Ltd.	11,013	59,867
	Sempio Co.	1,814	65,481
	Seohan Co. Ltd.	460,494	290,755
	Seoul Semiconductor Co. Ltd.	27,306	192,484
	SEOWONINTECH Co. Ltd.	6,241	26,131
	Seoyon Co. Ltd.	61,121	410,618
	Seoyon E-Hwa Co. Ltd.	77,705	1,022,556
	SFA Engineering Corp.	4,199	77,925
	SGC Energy Co. Ltd.	19,790	351,997
	Shin Heung Energy & Electronics Co. Ltd.	18,945	139,982
#	Shindaeyang Paper Co. Ltd.	79,366	326,277
	Shinhan Financial Group Co. Ltd.	709,922	23,851,444
#	Shinhan Financial Group Co. Ltd., ADR	993,611	33,534,371
	Shinsegae Food Co. Ltd.	1,562	41,080
	Shinsegae Information & Communication Co. Ltd.	8,706	70,411
	Shinsegae International, Inc.	35,346	456,353
	Shinsegae, Inc.	33,139	3,968,438
	Shinsung Tongsang Co. Ltd.	11,144	14,661
*	Shinyoung Securities Co. Ltd.	25,871	1,266,030
	Silla Co. Ltd.	36,116	228,600
	Simmtech Holdings Co. Ltd.	23,148	42,107
	SIMPAC, Inc.	112,228	339,875
	Sindoh Co. Ltd.	24,916	664,406
	Sinil Pharm Co. Ltd.	23,655	121,175
	SK Chemicals Co. Ltd.	15,978	694,400
	SK D&D Co. Ltd.	5,241	46,017
	SK Discovery Co. Ltd.	54,980	1,803,299
*	SK Eternix Co. Ltd.	7,844	113,455
	SK Gas Ltd.	6,891	821,419
*	SK Innovation Co. Ltd.	164,963	13,086,745
	SK Networks Co. Ltd.	524,544	1,904,106
	SK Securities Co. Ltd.	1,628,890	706,498
	SK, Inc.	133,375	15,893,291
	SL Corp.	64,147	1,546,721
	SNT Dynamics Co. Ltd.	49,889	568,885
	SNT Holdings Co. Ltd.	35,428	577,344
	SNT Motiv Co. Ltd.	42,825	1,429,253
	S-Oil Corp.	161,540	8,433,931
*	Solborn, Inc.	19,961	66,538
	Songwon Industrial Co. Ltd.	42,555	441,058
	Soulbrain Holdings Co. Ltd.	15,819	651,150
	Spigen Korea Co. Ltd.	7,426	163,039
*	Sugentech, Inc.	17,672	69,693
	Suheung Co. Ltd.	12,964	206,209
	Sung Kwang Bend Co. Ltd.	91,464	754,024
*	Sungchang Enterprise Holdings Ltd.	256,533	369,190
	Sungshin Cement Co. Ltd.	89,238	570,104
	Sungwoo Hitech Co. Ltd.	298,139	2,016,867

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sunjin Co. Ltd.	49,238	$258,498
*	Suprema, Inc.	3,215	55,913
	SurplusGLOBAL, Inc.	4,256	10,973
*	SY Co. Ltd.	36,627	124,187
	Tae Kyung Industrial Co. Ltd.	64,197	279,418
#	Taekwang Industrial Co. Ltd.	1,494	721,161
	Taekyung BK Co. Ltd.	9,137	36,352
* ††	Taewoong Co. Ltd.	70,580	1,134,256
*	Thinkware Systems Corp.	13,421	149,755
	TK Corp.	38,960	348,849
	TKG Huchems Co. Ltd.	19,007	271,197
	Tongyang Life Insurance Co. Ltd.	203,730	781,419
	Tongyang, Inc.	227,596	151,699
*	Top Engineering Co. Ltd.	67,035	326,615
	Tovis Co. Ltd.	15,505	212,350
	TS Corp.	219,521	503,638
*	TY Holdings Co. Ltd.	92,436	260,451
	TYM Corp.	40,251	140,744
	Ubivelox, Inc.	3,128	22,967
	Uju Electronics Co. Ltd.	13,511	195,552
	Unid Co. Ltd.	15,727	1,088,764
	Uniquest Corp.	6,203	30,993
	Unitrontech Co. Ltd.	9,857	40,412
	Value Added Technology Co. Ltd.	7,205	152,920
*	Viatron Technologies, Inc.	19,971	127,196
	Vitzro Tech Co. Ltd.	22,530	139,220
	Webzen, Inc.	8,101	95,229
	Whanin Pharmaceutical Co. Ltd.	30,699	313,561
	WiSoL Co. Ltd.	77,038	494,724
*	Wonik Holdings Co. Ltd.	210,118	537,873
#	Wonik Materials Co. Ltd.	14,917	386,390
*	Woongjin Thinkbig Co. Ltd.	131,944	204,656
*	Wooree Bio Co. Ltd.	65,964	121,310
	Woori Financial Group, Inc.	2,109,635	21,618,973
#	Woorison F&G Co. Ltd.	86,772	92,237
	Y G-1 Co. Ltd.	70,151	293,068
	Y-entec Co. Ltd.	43,424	225,948
	Yoosung Enterprise Co. Ltd.	98,733	191,071
	Young Poong Corp.	1,950	572,868
	Young Poong Precision Corp.	53,659	462,781
	Youngone Corp.	119,395	3,304,009
	Youngone Holdings Co. Ltd.	26,091	1,603,170
	Yuanta Securities Korea Co. Ltd.	417,958	837,019
	YuHwa Securities Co. Ltd.	130,435	212,163
	Zinus, Inc.	15,441	140,446

TOTAL SOUTH KOREA			1,342,427,542

TAIWAN — (18.8%)
	ABC Taiwan Electronics Corp.	14,690	9,000
	Abico Avy Co. Ltd.	586,364	490,201
#	Ability Enterprise Co. Ltd.	1,079,330	1,340,839
#	AcBel Polytech, Inc.	2,700,000	3,282,233
#	Acer, Inc.	9,846,109	13,547,785
#	ACES Electronic Co. Ltd.	564,778	702,199
*	Acon Holding, Inc.	45,000	14,416
	Acter Group Corp. Ltd.	138,000	881,646
#	Action Electronics Co. Ltd.	259,000	157,586
	Adda Corp.	43,000	45,500
#	Adlink Technology, Inc.	82,000	162,928

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Advanced International Multitech Co. Ltd.	469,000	$1,080,884
# *	Advanced Optoelectronic Technology, Inc.	543,000	448,012
	Advancetek Enterprise Co. Ltd.	65,000	115,590
	AEON Motor Co. Ltd.	67,000	64,818
#	AGV Products Corp.	1,831,211	678,483
	Airmate Cayman International Co. Ltd.	53,084	26,134
*	ALI Corp.	162,000	113,880
#	Alltek Technology Corp.	359,120	381,044
#	Alpha Networks, Inc.	1,013,086	1,006,974
#	Altek Corp.	1,387,365	1,650,242
	Ambassador Hotel	1,311,000	2,779,774
	Ampire Co. Ltd.	17,000	20,852
#	AMPOC Far-East Co. Ltd.	321,000	971,791
	AmTRAN Technology Co. Ltd.	3,336,388	1,559,850
#	Anji Technology Co. Ltd.	39,000	44,759
	Apacer Technology, Inc.	522,210	1,076,397
	APCB, Inc.	740,000	463,855
	Apex Biotechnology Corp.	163,000	168,191
	Apex International Co. Ltd.	662,263	841,035
	Apex Science & Engineering	94,386	39,525
	Arcadyan Technology Corp.	556,000	2,931,238
#	Ardentec Corp.	2,214,058	4,944,865
	Argosy Research, Inc.	25,000	122,591
#	ASE Technology Holding Co. Ltd.	13,906,000	62,557,482
	Asia Cement Corp.	7,836,589	10,510,487
#	Asia Electronic Material Co. Ltd.	272,000	179,193
	Asia Optical Co., Inc.	626,000	1,226,147
*	Asia Plastic Recycling Holding Ltd.	671,942	156,886
#	Asia Polymer Corp.	2,200,530	1,308,473
	Asia Tech Image, Inc.	68,000	150,217
	Asia Vital Components Co. Ltd.	29,487	581,660
#	ASolid Technology Co. Ltd.	16,000	38,675
#	Asustek Computer, Inc.	2,194,000	28,769,356
	Aten International Co. Ltd.	7,000	17,315
#	Audix Corp.	399,332	876,913
	AUO Corp., ADR	3,042,820	16,583,369
#	Avalue Technology, Inc.	107,000	400,973
#	AVer Information, Inc.	129,000	190,681
#	Avermedia Technologies	109,600	123,125
#	Axiomtek Co. Ltd.	185,000	486,130
# *	Azurewave Technologies, Inc.	37,000	49,776
*	Bank of Kaohsiung Co. Ltd.	3,947,895	1,404,958
	Basso Industry Corp.	283,000	361,463
#	BenQ Materials Corp.	577,000	610,733
#	BES Engineering Corp.	7,377,443	3,996,343
#	Bin Chuan Enterprise Co. Ltd.	239,000	175,313
# *	Biostar Microtech International Corp.	827,055	513,999
	Bizlink Holding, Inc.	487,000	3,430,854
	Bright Led Electronics Corp.	539,000	330,438
	Brightek Optoelectronic Co. Ltd.	44,000	59,534
	Brighton-Best International Taiwan, Inc.	92,000	98,317
#	Browave Corp.	187,000	606,537
	C Sun Manufacturing Ltd.	18,540	75,619
	Cameo Communications, Inc.	1,053,712	309,637
	Capital Securities Corp.	8,324,158	6,341,916
#	Career Technology MFG. Co. Ltd.	1,386,824	843,864
#	Carnival Industrial Corp.	691,007	241,327
#	Caswell, Inc.	203,000	709,209
	Catcher Technology Co. Ltd.	1,957,000	13,072,126

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cathay Chemical Works	284,000	$419,297
#	Cathay Financial Holding Co. Ltd.	23,968,201	37,063,330
#	Cathay Real Estate Development Co. Ltd.	2,926,694	3,437,837
#	Cayman Engley Industrial Co. Ltd.	110,000	195,012
#	CCP Contact Probes Co. Ltd.	29,000	40,576
#	Celxpert Energy Corp.	450,304	343,619
	Center Laboratories, Inc.	306,214	408,049
*	Central Reinsurance Co. Ltd.	1,026,148	852,389
#	Chain Chon Industrial Co. Ltd.	673,419	278,523
# *	ChainQui Construction Development Co. Ltd.	571,393	445,222
*	Champion Building Materials Co. Ltd.	1,207,445	412,949
	Chang Hwa Commercial Bank Ltd.	17,471,252	9,769,411
	Chang Wah Electromaterials, Inc.	329,000	450,937
#	Channel Well Technology Co. Ltd.	230,000	530,375
#	Chant Sincere Co. Ltd.	24,000	52,564
	Charoen Pokphand Enterprise	99,600	324,202
#	CHC Healthcare Group	551,000	939,129
	CHC Resources Corp.	17,000	34,011
#	Chen Full International Co. Ltd.	293,000	362,246
	Cheng Loong Corp.	4,361,659	3,906,006
#	Cheng Mei Materials Technology Corp.	1,386,880	566,755
	Cheng Shin Rubber Industry Co. Ltd.	7,199,000	10,393,408
	Cheng Uei Precision Industry Co. Ltd.	2,041,635	2,906,778
#	Chenming Electronic Technology Corp.	385,000	858,249
	Chia Chang Co. Ltd.	635,000	890,325
	Chia Hsin Cement Corp.	2,597,114	1,467,005
	Chian Hsing Forging Industrial Co. Ltd.	45,100	40,805
	Chicony Electronics Co. Ltd.	132,000	817,160
#	Chien Kuo Construction Co. Ltd.	857,797	646,218
	Chien Shing Harbour Service Co. Ltd.	24,496	35,721
#	China Airlines Ltd.	13,804,353	8,840,291
	China Bills Finance Corp.	3,514,000	1,644,870
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	806,655
	China Container Terminal Corp.	51,000	35,524
*	China Development Financial Holding Corp.	57,705,205	24,123,297
#	China Electric Manufacturing Corp.	1,125,432	590,959
#	China General Plastics Corp.	1,217,585	682,553
	China Glaze Co. Ltd.	526,799	412,760
# *	China Man-Made Fiber Corp.	6,645,014	1,560,317
	China Metal Products	1,365,969	1,986,322
	China Motor Corp.	1,050,099	4,599,700
# *	China Petrochemical Development Corp.	14,189,068	4,893,464
	China Steel Corp.	44,325,320	33,767,989
#	China Wire & Cable Co. Ltd.	434,600	588,723
#	Chinese Maritime Transport Ltd.	388,270	544,226
	Ching Feng Home Fashions Co. Ltd.	42,025	32,281
#	Chin-Poon Industrial Co. Ltd.	2,049,815	2,583,500
#	Chipbond Technology Corp.	2,427,000	5,647,249
	ChipMOS Technologies, Inc.	2,725,085	3,815,305
	ChipMOS Technologies, Inc., ADR	23,484	654,962
	Chong Hong Construction Co. Ltd.	179,000	703,512
	Chun YU Works & Co. Ltd.	834,750	618,262
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,604,519
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	52,171
#	Chung Hwa Pulp Corp.	1,942,353	1,374,401
††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	63,000	89,005
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	93,233
	CKM Applied Materials Corp.	40,000	47,166

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Clevo Co.	1,452,000	$1,877,378
# *	CMC Magnetics Corp.	3,942,019	1,625,949
#	CoAsia Electronics Corp.	320,663	287,589
#	Collins Co. Ltd.	641,224	399,062
#	Compal Electronics, Inc.	16,744,332	18,264,027
#	Compeq Manufacturing Co. Ltd.	4,924,000	11,600,273
#	Compucase Enterprise	57,000	132,473
# *	Concord Securities Co. Ltd.	2,251,489	1,107,813
#	Continental Holdings Corp.	2,142,540	2,498,699
#	Contrel Technology Co. Ltd.	714,000	796,557
#	Coremax Corp.	149,000	296,624
	Coretronic Corp.	1,592,800	5,013,646
	Co-Tech Development Corp.	228,000	454,034
	Coxon Precise Industrial Co. Ltd.	434,000	225,353
	CTBC Financial Holding Co. Ltd.	74,608,073	77,869,822
	CTCI Corp.	1,139,000	1,805,718
	CviLux Corp.	121,000	160,953
#	Cyberlink Corp.	91,000	247,619
# *	CyberTAN Technology, Inc.	799,000	526,448
#	DA CIN Construction Co. Ltd.	1,298,063	2,300,547
	Da-Li Development Co. Ltd.	78,500	152,307
	Darfon Electronics Corp.	808,000	1,562,458
#	Darwin Precisions Corp.	2,051,635	1,062,887
	De Licacy Industrial Co. Ltd.	103,880	42,720
#	Depo Auto Parts Ind Co. Ltd.	538,000	3,245,728
	Dimerco Express Corp.	220,000	631,982
#	D-Link Corp.	2,938,068	1,607,110
	Donpon Precision, Inc.	24,000	19,178
	Dyaco International, Inc.	34,117	32,159
#	Dynamic Holding Co. Ltd.	652,873	1,359,045
#	Dynapack International Technology Corp.	750,000	2,234,541
	E.Sun Financial Holding Co. Ltd.	28,012,630	23,539,069
#	Eastech Holding Ltd.	109,000	374,101
*	Eastern Media International Corp.	217,000	131,316
	Edimax Technology Co. Ltd.	897,902	401,071
#	Edison Opto Corp.	543,250	399,233
#	Edom Technology Co. Ltd.	988,350	707,626
#	Elite Advanced Laser Corp.	948,000	1,831,836
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,526,946
#	Emerging Display Technologies Corp.	273,000	263,420
††	ENG Electric Co. Ltd.	11,999	50
	Ennoconn Corp.	411,599	4,116,065
# *	Ennostar, Inc.	2,645,210	3,470,217
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,046,829
#	Eson Precision Ind Co. Ltd.	324,000	553,936
#	Eternal Materials Co. Ltd.	2,370,487	2,299,493
	Eva Airways Corp.	11,359,355	12,350,310
*	Everest Textile Co. Ltd.	1,979,813	479,868
	Evergreen International Storage & Transport Corp.	2,563,000	2,645,250
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	22,845,109
#	Evergreen Steel Corp.	663,000	3,015,743
#	Everlight Chemical Industrial Corp.	1,098,950	682,766
	Everlight Electronics Co. Ltd.	2,239,000	4,324,770
# *	Everspring Industry Co. Ltd.	116,000	46,828
*	Evertop Wire Cable Corp.	132,000	106,157
	Excel Cell Electronic Co. Ltd.	37,000	26,536
#	Excelsior Medical Co. Ltd.	554,665	1,550,024
	Far Eastern Department Stores Ltd.	4,119,445	4,286,855
	Far Eastern International Bank	12,472,978	5,867,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern New Century Corp.	13,226,528	$13,194,017
	Far EasTone Telecommunications Co. Ltd.	243,397	603,725
	Farcent Enterprise Co. Ltd.	11,000	19,019
#	Farglory F T Z Investment Holding Co. Ltd.	331,760	590,138
#	Farglory Land Development Co. Ltd.	1,437,264	3,233,392
#	Feedback Technology Corp.	139,000	516,973
	Feng Hsin Steel Co. Ltd.	101,000	218,073
	First Financial Holding Co. Ltd.	30,338,955	25,433,831
#	First Hi-Tec Enterprise Co. Ltd.	11,000	34,194
	First Hotel	918,857	435,507
#	First Insurance Co. Ltd.	1,382,064	896,054
# *	First Steamship Co. Ltd.	3,487,042	827,564
	FIT Holding Co. Ltd.	536,150	733,687
#	Fitipower Integrated Technology, Inc.	397,550	2,983,460
	Fittech Co. Ltd.	31,000	50,071
	FLEXium Interconnect, Inc.	1,453,000	4,069,187
#	Forcecon Tech Co. Ltd.	135,000	682,151
# *	Forest Water Environment Engineering Co. Ltd.	21,400	29,185
#	Formosa Advanced Technologies Co. Ltd.	968,000	1,090,177
	Formosa Chemicals & Fibre Corp.	7,119,000	12,099,745
#	Formosa Laboratories, Inc.	630,478	1,949,140
#	Formosa Petrochemical Corp.	1,064,000	2,351,270
	Formosa Plastics Corp.	9,924,000	20,849,688
#	Formosa Taffeta Co. Ltd.	3,150,511	2,209,706
	Formosan Rubber Group, Inc.	1,162,761	952,978
#	Formosan Union Chemical	1,809,843	1,085,072
#	Founding Construction & Development Co. Ltd.	1,012,418	830,552
#	Foxconn Technology Co. Ltd.	3,114,142	5,869,472
	Foxsemicon Integrated Technology, Inc.	291,000	2,684,266
#	Franbo Lines Corp.	209,392	128,020
	Froch Enterprise Co. Ltd.	1,037,734	607,339
#	FSP Technology, Inc.	793,292	1,499,005
	Fu Chun Shin Machinery Manufacture Co. Ltd.	121,097	63,907
#	Fu Hua Innovation Co. Ltd.	1,354,890	1,394,634
	Fubon Financial Holding Co. Ltd.	25,483,365	53,910,530
	Fulgent Sun International Holding Co. Ltd.	429,000	1,585,495
#	Fullerton Technology Co. Ltd.	529,200	368,597
#	Fulltech Fiber Glass Corp.	1,954,964	1,084,710
	Fusheng Precision Co. Ltd.	40,000	343,211
#	Fwusow Industry Co. Ltd.	1,241,194	733,208
#	G Shank Enterprise Co. Ltd.	821,107	1,866,313
	Gamania Digital Entertainment Co. Ltd.	402,000	946,050
#	Gemtek Technology Corp.	1,877,962	1,905,493
	General Interface Solution Holding Ltd.	947,000	1,773,247
#	Genius Electronic Optical Co. Ltd.	349,000	4,691,346
#	Getac Holdings Corp.	785,065	2,516,895
	Giant Manufacturing Co. Ltd.	749,000	5,010,873
#	Giantplus Technology Co. Ltd.	1,722,100	687,216
#	Gigabyte Technology Co. Ltd.	123,287	1,111,850
#	Global Brands Manufacture Ltd.	1,520,154	3,394,374
#	Global Lighting Technologies, Inc.	160,000	306,169
	Global Mixed Mode Technology, Inc.	29,000	255,426
	Global PMX Co. Ltd.	10,000	31,092
	Global View Co. Ltd.	53,000	48,802
# *	Globe Union Industrial Corp.	1,309,126	739,842
#	Gloria Material Technology Corp.	2,164,116	3,591,513
#	GMI Technology, Inc.	60,221	85,288
#	Goldsun Building Materials Co. Ltd., Class C	4,563,171	6,723,877
#	Good Will Instrument Co. Ltd.	241,746	351,919

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gordon Auto Body Parts	350,000	$365,133
#	Gourmet Master Co. Ltd.	367,000	1,022,272
# *	Grand Fortune Securities Co. Ltd.	950,929	466,480
#	Grand Pacific Petrochemical	5,603,018	2,318,983
	Grape King Bio Ltd.	95,000	456,097
	Great China Metal Industry	842,000	620,804
	Great Wall Enterprise Co. Ltd.	2,508,236	4,399,124
	Greatek Electronics, Inc.	721,000	1,347,300
	Group Up Industrial Co. Ltd.	21,000	117,205
#	GTM Holdings Corp.	622,900	635,155
#	Hannstar Board Corp.	1,630,488	2,788,568
*	HannStar Display Corp.	5,060,435	1,601,041
# *	HannsTouch Holdings Co.	2,944,001	726,994
#	Hanpin Electron Co. Ltd.	286,000	412,270
#	Harvatek Corp.	770,553	562,663
	Heran Co. Ltd.	10,000	35,156
	Hey Song Corp.	1,745,500	2,262,715
	Hi-Clearance, Inc.	4,296	18,523
*	Highlight Tech Corp.	30,000	54,844
#	Highwealth Construction Corp.	3,479,055	4,730,019
#	Hiroca Holdings Ltd.	321,000	328,341
#	Hitron Technology, Inc.	179,000	165,316
	Hiwin Technologies Corp.	483,000	3,415,521
#	Hiyes International Co. Ltd.	19,000	113,331
#	Ho Tung Chemical Corp.	4,467,475	1,227,781
#	Hocheng Corp.	1,108,066	658,070
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	607,720
	Holy Stone Enterprise Co. Ltd.	356,800	1,062,006
	Hon Hai Precision Industry Co. Ltd.	42,212,192	200,944,704
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	1,190,067
#	Hong TAI Electric Industrial	1,260,000	1,418,368
	Hong YI Fiber Industry Co.	753,000	397,518
	Horizon Securities Co. Ltd.	145,820	58,251
#	Hota Industrial Manufacturing Co. Ltd.	613,000	1,023,499
	Hsin Kuang Steel Co. Ltd.	679,000	1,220,194
	Hsing TA Cement Co.	862,614	529,291
*	HTC Corp.	70,000	91,093
#	Hu Lane Associate, Inc.	99,000	470,872
	HUA ENG Wire & Cable Co. Ltd.	371,035	409,652
*	Hua Jung Components Co. Ltd.	45,000	19,278
	Hua Nan Financial Holdings Co. Ltd., Class C	25,857,692	18,731,898
	Huaku Development Co. Ltd.	901,000	4,588,946
	Huang Hsiang Construction Corp.	127,000	226,268
	Hung Ching Development & Construction Co. Ltd.	857,468	1,492,595
	Hung Sheng Construction Ltd.	1,724,269	1,443,792
	Huxen Corp.	173,281	283,462
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	32,208
#	Hwacom Systems, Inc.	345,000	219,207
*	IBF Financial Holdings Co. Ltd.	13,194,796	5,891,061
#	Ichia Technologies, Inc.	1,160,260	1,176,408
#	I-Chiun Precision Industry Co. Ltd.	441,000	987,182
*	Ideal Bike Corp.	94,000	30,530
#	IEI Integration Corp.	500,200	1,208,720
#	Infortrend Technology, Inc.	1,013,000	662,177
	Info-Tek Corp.	62,000	83,294
	Innolux Corp.	29,525,854	12,840,814
#	Inpaq Technology Co. Ltd.	417,930	1,085,992
#	Integrated Service Technology, Inc.	352,570	1,556,949
	IntelliEPI, Inc.	5,000	9,824

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	International CSRC Investment Holdings Co.	3,996,166	$2,199,653
#	Inventec Corp.	3,771,277	6,049,949
	Iron Force Industrial Co. Ltd.	89,000	266,576
#	ITE Technology, Inc.	406,479	2,065,671
	ITEQ Corp.	668,000	2,227,130
#	Jarllytec Co. Ltd.	109,000	739,127
#	Jean Co. Ltd.	583,445	559,407
#	Jess-Link Products Co. Ltd.	273,500	1,200,061
	Jetway Information Co. Ltd.	50,000	68,074
	Jiin Yeeh Ding Enterprise Co. Ltd.	76,000	131,495
*	Jinli Group Holdings Ltd.	760,532	237,720
	Johnson Health Tech Co. Ltd.	60,000	153,116
	Joinsoon Electronics Manufacturing Co. Ltd.	112,000	74,368
#	K Laser Technology, Inc.	785,601	622,901
	Kaimei Electronic Corp.	250,400	484,758
#	Kaulin Manufacturing Co. Ltd.	565,656	233,464
	Kedge Construction Co. Ltd.	27,324	86,491
#	KEE TAI Properties Co. Ltd.	1,141,000	557,859
#	Kenda Rubber Industrial Co. Ltd.	1,251,409	1,276,433
	Kerry TJ Logistics Co. Ltd.	76,000	98,697
	Kindom Development Co. Ltd.	1,887,000	3,259,169
	King Chou Marine Technology Co. Ltd.	268,100	322,298
	King Yuan Electronics Co. Ltd.	2,567,805	7,471,805
	King’s Town Bank Co. Ltd.	4,091,012	7,044,901
*	King’s Town Construction Co. Ltd.	437,380	731,675
#	Kinko Optical Co. Ltd.	681,756	519,754
	Kinpo Electronics	5,886,375	2,636,411
	Kinsus Interconnect Technology Corp.	1,496,000	4,357,937
	KMC Kuei Meng International, Inc.	34,000	151,833
	Ko Ja Cayman Co. Ltd.	95,000	147,198
#	KS Terminals, Inc.	285,000	660,911
# *	Kung Sing Engineering Corp.	2,331,875	1,011,660
#	Kuo Toong International Co. Ltd.	494,808	1,266,083
*	Kuo Yang Construction Co. Ltd.	199,000	173,057
#	Kwong Fong Industries Corp.	481,649	198,099
	Kwong Lung Enterprise Co. Ltd.	229,000	419,407
#	KYE Systems Corp.	1,182,909	690,480
#	L&K Engineering Co. Ltd.	425,303	3,508,735
*	LAN FA Textile	985,713	368,224
	Lanner Electronics, Inc.	71,000	206,509
	Largan Precision Co. Ltd.	300,000	19,997,380
#	Laser Tek Taiwan Co. Ltd.	129,000	247,059
#	Laster Tech Corp. Ltd.	354,000	462,589
# *	Lealea Enterprise Co. Ltd.	3,801,898	1,112,526
#	LEE CHI Enterprises Co. Ltd.	891,900	450,137
#	Lelon Electronics Corp.	342,000	788,477
*	Li Peng Enterprise Co. Ltd.	2,274,381	564,834
	Lida Holdings Ltd.	316,680	295,564
	Lien Hwa Industrial Holdings Corp.	1,918,465	3,907,778
	Ligitek Electronics Co. Ltd.	105,000	76,984
#	Lingsen Precision Industries Ltd.	1,924,480	1,315,834
	Lite-On Technology Corp.	4,470,738	13,531,939
	Liton Technology Corp.	52,000	59,394
*	Long Bon International Co. Ltd.	855,880	467,304
	Long Da Construction & Development Corp.	273,000	395,963
	Longchen Paper & Packaging Co. Ltd.	4,127,859	1,972,446
#	Longwell Co.	468,000	1,123,698
#	Loyalty Founder Enterprise Co., Ltd.	47,000	59,576
	Lu Hai Holding Corp.	51,700	50,695

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lucky Cement Corp.	775,000	$402,843
	Lumax International Corp. Ltd.	17,000	56,754
*	Lung Yen Life Service Corp.	71,000	95,884
	Macauto Industrial Co. Ltd.	109,000	236,823
	Machvision, Inc.	18,000	257,212
#	Macronix International Co. Ltd.	9,388,605	7,924,360
	Marketech International Corp.	95,000	458,828
#	Mayer Steel Pipe Corp.	597,456	726,180
	Maywufa Co. Ltd.	182,070	144,018
	Mega Financial Holding Co. Ltd.	20,005,551	24,515,027
*	Mercuries & Associates Holding Ltd.	2,434,771	1,055,341
# *	Mercuries Life Insurance Co. Ltd.	4,212,869	740,414
	Merida Industry Co. Ltd.	181,000	1,300,573
	Merry Electronics Co. Ltd.	944,000	3,490,188
#	METAAGE Corp.	125,000	217,937
	Micro-Star International Co. Ltd.	187,000	909,889
	Mildef Crete, Inc.	99,000	305,463
#	MIN AIK Technology Co. Ltd.	200,600	172,287
#	Mirle Automation Corp.	114,000	169,719
#	Mitac Holdings Corp.	2,487,682	3,434,423
#	MOSA Industrial Corp.	277,007	190,899
	Motech Industries, Inc.	502,000	409,481
#	MPI Corp.	210,000	2,818,522
	MSSCORPS Co. Ltd.	38,000	165,921
#	Nak Sealing Technologies Corp.	44,000	174,295
	Namchow Holdings Co. Ltd.	371,000	692,674
	Nan Liu Enterprise Co. Ltd.	9,000	19,516
	Nan Pao Resins Chemical Co. Ltd.	116,000	1,260,574
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	286,131
	Nan Ya Plastics Corp.	14,787,000	25,676,205
#	Nan Ya Printed Circuit Board Corp.	303,000	1,725,268
#	Nang Kuang Pharmaceutical Co. Ltd.	35,000	48,620
	Nantex Industry Co. Ltd.	282,000	288,601
#	Nanya Technology Corp.	3,847,000	7,764,952
	National Aerospace Fasteners Corp.	17,000	58,310
	Netronix, Inc.	25,000	82,695
*	New Era Electronics Co. Ltd.	168,000	421,193
#	Nexcom International Co. Ltd.	82,000	131,271
	Nichidenbo Corp.	256,000	475,464
	Nien Hsing Textile Co. Ltd.	623,061	396,646
#	Niko Semiconductor Co. Ltd.	125,520	195,608
	Nishoku Technology, Inc.	194,000	850,641
	O-Bank Co. Ltd.	3,069,604	938,763
*	Ocean Plastics Co. Ltd.	108,000	128,689
#	Orient Semiconductor Electronics Ltd.	1,041,670	2,019,499
	Oriental Union Chemical Corp.	40,000	21,276
	O-TA Precision Industry Co. Ltd.	6,000	16,243
#	Pacific Construction Co.	1,755,452	687,607
#	Paiho Shih Holdings Corp.	211,843	132,413
	Pan German Universal Motors Ltd.	29,000	294,455
#	Pan Jit International, Inc.	405,100	700,442
#	Pan Ram International Corp.	137,000	193,127
#	Pan-International Industrial Corp.	2,067,444	2,165,657
*	PChome Online, Inc.	344,061	331,802
#	PCL Technologies, Inc.	121,000	269,216
	Pegatron Corp.	9,540,998	28,455,305
#	Pegavision Corp.	18,000	288,115
	Phison Electronics Corp.	142,000	3,031,161
#	Phoenix Silicon International Corp.	85,000	143,506

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pixart Imaging, Inc.	270,000	$1,303,078
	Plastron Precision Co. Ltd.	125,156	65,031
# *	Plotech Co. Ltd.	522,000	274,339
	Posiflex Technology, Inc.	62,000	228,079
	Pou Chen Corp.	8,873,550	9,821,869
# *	Powerchip Semiconductor Manufacturing Corp.	10,437,000	7,292,087
	Powertech Technology, Inc.	2,286,000	12,173,793
	Powertip Technology Corp.	56,000	26,615
	President Securities Corp.	4,203,263	3,559,433
#	Primax Electronics Ltd.	1,899,000	5,629,155
#	Prince Housing & Development Corp.	5,765,018	2,245,651
#	Promate Electronic Co. Ltd.	368,000	966,860
#	Prosperity Dielectrics Co. Ltd.	198,000	270,186
#	Qisda Corp.	5,564,171	7,030,901
	QST International Corp.	18,143	41,281
	Qualipoly Chemical Corp.	290,593	357,138
	Quang Viet Enterprise Co. Ltd.	25,000	82,773
	Quanta Computer, Inc.	28,000	219,751
#	Quanta Storage, Inc.	650,000	1,774,891
#	Quintain Steel Co. Ltd.	1,403,247	654,437
#	Radiant Opto-Electronics Corp.	1,869,000	11,395,136
# *	Radium Life Tech Co. Ltd.	3,487,700	1,273,188
#	Rechi Precision Co. Ltd.	702,000	596,635
*	Rexon Industrial Corp. Ltd.	35,000	54,035
*	Rich Development Co. Ltd.	2,783,054	1,113,847
*	Ritek Corp.	3,656,449	855,412
* ††	Roo Hsing Co. Ltd.	739,000	80,421
	Ruentex Development Co. Ltd.	3,752,900	4,415,611
	Ruentex Industries Ltd.	2,435,385	4,491,273
	Sampo Corp.	1,851,340	1,649,154
	San Fang Chemical Industry Co. Ltd.	69,000	64,444
#	San Far Property Ltd.	1,393,560	1,581,610
	Sanyang Motor Co. Ltd.	1,837,624	4,733,236
	Scan-D Corp.	33,000	42,464
	SDI Corp.	69,000	222,167
#	Sea Sonic Electronics Co. Ltd.	42,000	106,663
	Senao International Co. Ltd.	33,000	39,469
	Sercomm Corp.	239,000	904,217
#	Sesoda Corp.	787,279	765,178
	Shanghai Commercial & Savings Bank Ltd.	5,844,566	8,323,905
	Shan-Loong Transportation Co. Ltd.	436,000	363,299
	Sharehope Medicine Co. Ltd.	198,345	195,042
#	Sheng Yu Steel Co. Ltd.	611,000	547,736
#	ShenMao Technology, Inc.	164,000	323,854
#	Shieh Yih Machinery Industry Co. Ltd.	143,000	154,335
#	Shih Her Technologies, Inc.	260,000	857,119
#	Shih Wei Navigation Co. Ltd.	1,511,271	930,977
#	Shihlin Electric & Engineering Corp.	420,000	3,751,126
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	39,010
# *	Shin Kong Financial Holding Co. Ltd.	42,065,909	11,116,271
	Shin Ruenn Development Co. Ltd.	47,000	118,502
#	Shin Zu Shing Co. Ltd.	734,842	3,901,994
# *	Shining Building Business Co. Ltd.	1,507,368	565,171
	Shinkong Insurance Co. Ltd.	882,412	2,610,402
	Shinkong Synthetic Fibers Corp.	6,366,754	3,341,782
# *	Shuttle, Inc.	1,693,015	925,346
	Sigurd Microelectronics Corp.	2,351,231	5,316,297
	Silicon Power Computer & Communications, Inc.	16,000	17,850
	Silitech Technology Corp.	26,878	31,980

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	184,000	$2,457,165
	Sincere Navigation Corp.	1,484,242	1,182,933
#	Singatron Enterprise Co. Ltd.	56,000	55,206
	Sinher Technology, Inc.	303,000	312,460
	Sinmag Equipment Corp.	16,000	76,141
	Sinon Corp.	1,847,877	2,300,276
	SinoPac Financial Holdings Co. Ltd.	42,338,351	28,483,771
	Sinphar Pharmaceutical Co. Ltd.	37,000	41,982
	Sinyi Realty, Inc.	77,000	78,349
#	Sirtec International Co. Ltd.	414,200	455,137
#	Siward Crystal Technology Co. Ltd.	722,875	714,341
	Soft-World International Corp.	108,000	483,240
#	Solar Applied Materials Technology Corp.	607,000	825,213
#	Solomon Technology Corp.	511,000	1,584,592
	Solteam, Inc.	62,742	93,527
	Song Shang Electronics Co. Ltd.	82,000	55,531
#	Southeast Cement Co. Ltd.	901,700	558,443
#	Speed Tech Corp.	324,000	622,564
#	Spirox Corp.	356,563	837,555
	Sports Gear Co. Ltd.	5,000	13,347
	St. Shine Optical Co. Ltd.	78,000	448,268
	Standard Chemical & Pharmaceutical Co. Ltd.	103,000	199,633
#	Sun Yad Construction Co. Ltd.	180,813	112,533
	Sunny Friend Environmental Technology Co. Ltd.	7,000	21,887
	Sunplus Technology Co. Ltd.	416,000	394,930
	Sunrex Technology Corp.	638,108	1,203,150
	Sunspring Metal Corp.	566,569	506,494
	Supreme Electronics Co. Ltd.	2,166,507	5,837,827
#	Swancor Holding Co. Ltd.	210,000	964,093
	Sweeten Real Estate Development Co. Ltd.	913,840	1,096,564
#	Symtek Automation Asia Co. Ltd.	119,000	463,484
#	Syncmold Enterprise Corp.	435,000	1,231,387
#	Synmosa Biopharma Corp.	413,000	488,603
#	Synnex Technology International Corp.	4,727,550	11,555,323
# *	Sysgration	34,000	36,045
	Systex Corp.	368,000	1,406,998
	T3EX Global Holdings Corp.	460,000	1,440,353
	TA Chen Stainless Pipe	3,077,392	3,465,483
#	Ta Ya Electric Wire & Cable	852,000	1,484,597
	Tah Hsin Industrial Corp.	324,701	711,318
	TA-I Technology Co. Ltd.	180,500	259,097
# *	Tai Tung Communication Co. Ltd.	559,077	374,220
	Taichung Commercial Bank Co. Ltd.	26,013,629	14,123,464
	TaiDoc Technology Corp.	187,000	886,212
#	Taiflex Scientific Co. Ltd.	922,960	1,455,727
	Taimide Tech, Inc.	199,000	266,333
#	Tainan Enterprises Co. Ltd.	338,183	347,514
#	Tainan Spinning Co. Ltd.	5,783,485	3,499,206
#	Tai-Saw Technology Co. Ltd.	158,000	129,693
	Taishin Financial Holding Co. Ltd.	43,556,670	23,980,985
#	Taita Chemical Co. Ltd.	607,394	286,938
#	TAI-TECH Advanced Electronics Co. Ltd.	128,000	488,467
	Taiwan Business Bank	23,281,281	12,087,382
#	Taiwan Cement Corp.	19,141,110	18,814,722
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	363,904
	Taiwan Cooperative Financial Holding Co. Ltd.	22,955,278	18,447,494
	Taiwan Fertilizer Co. Ltd.	2,433,000	4,875,075
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	1,132,755
	Taiwan FU Hsing Industrial Co. Ltd.	693,000	1,142,570

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Glass Industry Corp.	4,173,982	$2,193,829
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,219,932	5,944,231
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	859,670
††	Taiwan Land Development Corp.	4,185,322	64,588
#	Taiwan Line Tek Electronic	18,000	18,284
#	Taiwan Navigation Co. Ltd.	1,131,000	1,288,878
	Taiwan Paiho Ltd.	1,068,000	2,083,962
#	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,749,425
	Taiwan Sakura Corp.	16,000	44,133
#	Taiwan Semiconductor Co. Ltd.	260,000	578,203
	Taiwan Shin Kong Security Co. Ltd.	224,390	285,317
	Taiwan Steel Union Co. Ltd.	8,000	24,541
#	Taiwan Styrene Monomer	450,000	182,068
	Taiwan Surface Mounting Technology Corp.	1,330,991	4,863,365
# *	Taiwan TEA Corp.	2,309,092	1,590,607
#	Taiwan Union Technology Corp.	630,000	3,533,700
#	Taiyen Biotech Co. Ltd.	569,217	595,944
# *	Tatung Co. Ltd.	4,848,000	9,696,372
	TBI Motion Technology Co. Ltd.	9,000	9,011
	TCI Co. Ltd.	120,000	530,785
#	Te Chang Construction Co. Ltd.	98,260	230,418
#	Teco Electric & Machinery Co. Ltd.	5,055,725	8,589,624
	Tera Autotech Corp.	24,863	21,568
	Test Research, Inc.	399,000	1,293,675
	Test Rite International Co. Ltd.	1,140,266	729,897
*	Tex-Ray Industrial Co. Ltd.	359,000	133,316
	Thermaltake Technology Co. Ltd.	32,000	41,096
#	Thinking Electronic Industrial Co. Ltd.	218,000	1,052,197
	Thye Ming Industrial Co. Ltd.	270,600	619,901
#	Ton Yi Industrial Corp.	3,835,600	1,758,717
#	Tong Hsing Electronic Industries Ltd.	883,480	3,976,297
	Tong Yang Industry Co. Ltd.	1,842,000	6,705,270
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	752,566
	Top Union Electronics Corp.	197,973	209,003
	Topco Scientific Co. Ltd.	130,000	993,671
	Topco Technologies Corp.	18,000	43,041
	Topkey Corp.	198,000	1,194,499
#	Topoint Technology Co. Ltd.	663,459	604,009
	Toung Loong Textile Manufacturing	104,040	83,373
#	TPK Holding Co. Ltd.	1,827,000	2,141,544
	Transcend Information, Inc.	121,000	347,360
	Tripod Technology Corp.	1,372,000	8,230,258
	Tsang Yow Industrial Co. Ltd.	34,000	30,015
#	Tsann Kuen Enterprise Co. Ltd.	181,182	205,456
	TSC Auto ID Technology Co. Ltd.	35,199	245,318
#	TSRC Corp.	756,000	558,457
	TST Group Holding Ltd.	6,000	20,410
	Tung Ho Steel Enterprise Corp.	2,842,593	6,385,432
	Tung Ho Textile Co. Ltd.	23,000	14,525
#	Tung Thih Electronic Co. Ltd.	42,000	145,422
#	TURVO International Co. Ltd.	57,000	228,923
	TXC Corp.	1,163,000	3,990,066
#	TYC Brother Industrial Co. Ltd.	866,723	1,326,441
# *	Tycoons Group Enterprise	1,678,515	629,393
*	Tyntek Corp.	1,448,097	775,558
	Ubright Optronics Corp.	43,000	75,823
#	UDE Corp.	353,000	684,595
	U-Ming Marine Transport Corp.	1,985,000	3,300,389
#	Unic Technology Corp.	219,000	154,951

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Unimicron Technology Corp.	942,000	$5,209,282
#	Union Bank of Taiwan	11,609,836	5,483,334
*	Union Insurance Co. Ltd.	23,000	22,598
	Unitech Computer Co. Ltd.	477,739	531,771
#	Unitech Printed Circuit Board Corp.	3,306,346	2,645,967
#	United Microelectronics Corp.	42,425,681	65,183,765
	United Orthopedic Corp.	260,000	796,416
	United Radiant Technology	20,000	11,230
#	United Renewable Energy Co. Ltd.	497,000	184,218
††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	47,558
#	Universal Cement Corp.	2,278,960	2,454,444
#	UPC Technology Corp.	3,688,598	1,553,731
	USI Corp.	4,178,827	2,030,837
#	Usun Technology Co. Ltd.	128,100	126,555
#	U-Tech Media Corp.	335,000	230,782
	Utechzone Co. Ltd.	11,000	30,389
	UVAT Technology Co. Ltd.	43,000	66,667
#	Vanguard International Semiconductor Corp.	1,521,000	3,985,775
	Ve Wong Corp.	912,806	1,398,561
#	Ventec International Group Co. Ltd., Class C	143,000	368,033
*	Victory New Materials Ltd. Co.	583,687	179,715
#	Viking Tech Corp.	149,000	217,423
#	Wafer Works Corp.	1,394,000	1,683,475
	Wah Hong Industrial Corp.	406,516	453,469
	Wah Lee Industrial Corp.	862,100	3,319,449
#	Walsin Lihwa Corp.	10,054,972	11,357,718
#	Walsin Technology Corp.	1,386,000	4,698,267
#	Walton Advanced Engineering, Inc.	1,262,853	692,067
#	Wan Hai Lines Ltd.	2,524,000	3,920,440
	Wei Chuan Foods Corp.	466,000	270,933
	Weikeng Industrial Co. Ltd.	2,081,490	2,183,047
	Well Shin Technology Co. Ltd.	444,080	826,208
#	WELLELL, Inc.	134,000	115,269
#	Wha Yu Industrial Co. Ltd.	238,000	119,771
	Win Semiconductors Corp.	762,000	3,386,671
#	Winbond Electronics Corp.	13,448,077	10,665,141
	Winmate, Inc.	28,000	126,402
#	Winstek Semiconductor Co. Ltd.	247,000	985,676
††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,926,364	4,025,138
#	Wistron Corp.	5,498,343	18,826,654
#	Wistron Information Technology & Services Corp.	84,659	355,590
	Wistron NeWeb Corp.	722,474	3,315,408
	Wonderful Hi-Tech Co. Ltd.	56,000	65,542
	WPG Holdings Ltd.	5,767,284	15,576,420
#	WT Microelectronics Co. Ltd.	2,255,104	10,294,911
#	WUS Printed Circuit Co. Ltd.	711,668	1,066,785
#	Xxentria Technology Materials Corp.	245,400	549,790
	Ya Horng Electronic Co. Ltd.	22,000	41,525
	Yageo Corp.	1,175,019	22,412,896
#	Yang Ming Marine Transport Corp.	6,595,000	10,543,986
#	YC INOX Co. Ltd.	1,861,446	1,451,702
	YCC Parts Manufacturing Co. Ltd.	21,000	49,534
	Yea Shin International Development Co. Ltd.	1,067,990	1,424,298
	Yem Chio Co. Ltd.	2,519,746	1,615,091
	Yen Sun Technology Corp.	100,000	193,582
# *	Yeong Guan Energy Technology Group Co. Ltd.	386,820	566,788
	YFC-Boneagle Electric Co. Ltd.	35,449	25,784

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	YFY, Inc.	4,660,847	$4,433,338
#	Yi Jinn Industrial Co. Ltd.	1,140,142	874,170
	Yieh Phui Enterprise Co. Ltd.	3,835,178	1,810,048
#	Young Fast Optoelectronics Co. Ltd.	432,000	764,263
#	Youngtek Electronics Corp.	596,047	1,365,849
	Yuanta Financial Holding Co. Ltd.	39,747,131	37,284,227
	Yuen Chang Stainless Steel Co. Ltd., Class C	161,000	81,533
#	Yulon Motor Co. Ltd.	3,055,350	6,409,602
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	520,947
	YungShin Global Holding Corp.	279,000	418,218
#	Zeng Hsing Industrial Co. Ltd.	142,358	432,552
#	Zenitron Corp.	940,000	1,021,582
	Zero One Technology Co. Ltd.	633,391	1,448,806
#	Zhen Ding Technology Holding Ltd.	3,471,000	12,285,851
#	Zig Sheng Industrial Co. Ltd.	1,869,352	854,390
# *	Zinwell Corp.	1,001,000	613,483
	Zippy Technology Corp.	75,000	124,257
#	Zyxel Group Corp.	1,233,793	1,560,373

TOTAL TAIWAN			2,054,234,910

THAILAND — (1.7%)
	AAPICO Hitech PCL, NVDR	85,550	49,631
	AAPICO Hitech PCL	1,078,747	625,825
*	Absolute Clean Energy PCL	333,200	12,497
	AP Thailand PCL	10,861,130	3,165,143
	Bangchak Corp. PCL	5,064,000	5,739,018
	Bangkok Bank PCL	3,293,353	12,174,565
	Bangkok Bank PCL, NVDR	259,600	959,665
	Bangkok Commercial Asset Management PCL	2,244,200	602,531
	Bangkok Insurance PCL	166,628	1,312,881
*	Bangkok Land PCL	50,838,996	932,826
	Bangkok Life Assurance PCL, NVDR	409,800	199,039
*	Bangkok Ranch PCL	1,174,500	81,765
	Banpu PCL	27,896,133	4,177,645
#	Berli Jucker PCL	3,580,300	2,366,901
	BG Container Glass PCL	161,900	30,362
	Cal-Comp Electronics Thailand PCL, Class F	15,573,721	949,720
	Charoen Pokphand Foods PCL	16,489,200	8,809,664
*	Country Group Development PCL	12,272,400	112,591
	CP Axtra PCL	231,700	203,191
*	Demco PCL.	1,393,600	154,176
	Eastern Water Resources Development & Management PCL, Class F	752,100	71,029
#	GFPT PCL	1,937,000	674,239
	Global Green Chemicals PCL, Class F	503,800	108,074
	ICC International PCL	2,067,400	2,858,992
	Indorama Ventures PCL.	3,939,523	2,540,599
	Interlink Communication PCL	142,500	26,339
#	IRPC PCL	33,170,700	1,763,256
*	Italian-Thai Development PCL	13,494,290	265,808
	Kasikornbank PCL	66,100	232,759
	Kasikornbank PCL, NVDR	843,501	2,970,234
#	Khon Kaen Sugar Industry PCL	8,302,207	533,169
#	Kiatnakin Phatra Bank PCL	834,400	1,170,772
	Krung Thai Bank PCL	9,614,300	4,358,344
	Lalin Property PCL	204,200	41,049
	Lanna Resources PCL	386,600	147,087
	LH Financial Group PCL	6,930,046	181,385
#	LPN Development PCL	6,296,502	591,253
	MCS Steel PCL	252,300	54,463

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Millcon Steel PCL	4,487,450	$20,585
	Northeast Rubber PCL	2,094,488	313,665
#	Origin Property PCL, Class F	1,154,465	221,174
	Polyplex Thailand PCL	1,575,025	405,869
	Precious Shipping PCL	3,836,550	812,653
	Property Perfect PCL	42,601,635	287,383
	Pruksa Holding PCL	3,578,400	1,120,060
	PTT Exploration & Production PCL	2,535,200	10,705,850
	PTT Global Chemical PCL	6,147,241	6,095,820
	PTT PCL	45,410,900	41,355,042
	Quality Houses PCL	20,846,247	1,226,250
	Regional Container Lines PCL	1,242,900	690,873
	Rojana Industrial Park PCL	3,265,173	682,814
	S Hotels & Resorts PCL	3,086,126	204,853
	Saha Pathana Inter-Holding PCL	2,248,100	4,185,615
	Saha Pathanapibul PCL	1,052,533	1,789,249
	Saha-Union PCL	1,568,500	1,237,955
	Sansiri PCL	66,481,166	3,049,595
	SC Asset Corp. PCL	7,378,853	752,619
	SCB X PCL	2,427,600	6,976,239
	Sena Development PCL	1,331,366	104,181
	Siam Cement PCL	1,645,000	11,052,482
	Siam City Cement PCL	191,589	718,588
	Siamgas & Petrochemicals PCL	444,700	92,396
#	Sino-Thai Engineering & Construction PCL	3,443,578	994,233
	Somboon Advance Technology PCL	1,292,800	572,097
	SPCG PCL	1,807,900	551,249
	Sri Trang Agro-Industry PCL	1,871,859	883,905
	Sri Trang Gloves Thailand PCL	936,500	233,746
	Srithai Superware PCL	5,665,600	192,624
# *	Star Petroleum Refining PCL	5,446,687	1,175,755
*	STP & I PCL	4,073,600	351,741
	Supalai PCL	6,362,600	3,399,338
*	Super Energy Corp. PCL	81,316,109	680,194
	Susco PCL	1,152,200	124,361
	Syntec Construction PCL	4,987,100	242,223
	Thai Oil PCL	3,763,074	5,533,932
	Thai Stanley Electric PCL, NVDR	19,100	111,838
	Thai Stanley Electric PCL, Class F	170,100	995,998
	Thai Union Group PCL, Class F	9,749,100	3,919,633
	Thai Wacoal PCL	69,500	59,308
	Thai Wah PCL, Class F	204,900	21,120
	Thanachart Capital PCL	797,000	1,053,778
	Thitikorn PCL	342,400	43,793
	Thoresen Thai Agencies PCL	6,485,076	1,102,428
	TKS Technologies PCL	139,600	30,512
	TMBThanachart Bank PCL	75,230,296	3,674,227
	TPI Polene PCL	33,681,040	1,245,090
	TPI Polene Power PCL	8,550,451	765,988
*	True Corp. PCL	15,775,478	3,362,825
	TTCL PCL	150,400	14,123
	Unique Engineering & Construction PCL	651,300	55,183
	Univentures PCL	1,009,800	55,585
	WHA Corp. PCL	446,600	60,254

TOTAL THAILAND			186,857,378

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (1.1%)
	Akbank TAS	13,964,212	$25,702,412
	Aksa Enerji Uretim AS	422,371	501,361
	Alarko Holding AS	134,630	483,868
*	Albaraka Turk Katilim Bankasi AS	7,059,701	1,091,805
*	Anadolu Anonim Turk Sigorta Sirketi	13,895	38,644
	Anadolu Efes Biracilik Ve Malt Sanayii AS	274,188	1,544,736
	Bera Holding AS	2,334,418	1,368,611
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,256	97,548
	Dogan Sirketler Grubu Holding AS	5,962,650	2,682,490
	Dogus Otomotiv Servis ve Ticaret AS	42,309	370,633
	Enka Insaat ve Sanayi AS	3,990,881	4,728,761
	Eregli Demir ve Celik Fabrikalari TAS	3,274,578	4,345,822
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	966,033	741,923
	GSD Holding AS	3,960,272	534,587
*	Is Finansal Kiralama AS	167,780	59,939
	KOC Holding AS	3,107,089	21,684,672
*	Kordsa Teknik Tekstil AS	121,173	374,566
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	20,883
*	NET Holding AS	413,056	394,747
	Pinar SUT Mamulleri Sanayii AS	8,063	23,627
	Sekerbank Turk AS	4,834,647	724,122
*	TAV Havalimanlari Holding AS	614,036	4,160,174
	Tekfen Holding AS	899,303	1,438,813
*	Turk Hava Yollari AO	2,077,903	20,900,234
	Turkcell Iletisim Hizmetleri AS	718,541	1,788,843
#	Turkiye Garanti Bankasi AS	1,244,905	3,178,414
#	Turkiye Is Bankasi AS, Class C	17,081,002	7,226,987
*	Turkiye Sinai Kalkinma Bankasi AS	4,619,379	1,397,333
	Turkiye Sise ve Cam Fabrikalari AS	3,138,085	4,874,269
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,685,373	2,232,947
	Ulusoy Un Sanayi ve Ticaret AS	216,106	190,776
*	Vestel Elektronik Sanayi ve Ticaret AS	205,085	528,427
	Yapi ve Kredi Bankasi AS	2,978,448	2,982,540
*	Zorlu Enerji Elektrik Uretim AS	9,312,723	1,900,436

TOTAL TURKEY			120,315,950

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	11,551,897	26,230,710
	Abu Dhabi National Hotels	624,445	108,277
*	Agility Global PLC	7,748,838	2,742,653
	Agthia Group PJSC	527,486	820,116
*	AL Seer Marine Supplies & Equipment Co. LLC	99,975	131,392
	Aldar Properties PJSC	7,717,322	11,468,837
	Amanat Holdings PJSC	3,580,646	1,014,291
*	Amlak Finance PJSC	2,749,713	589,701
	Dana Gas PJSC	18,682,639	3,508,403
	Deyaar Development PJSC	5,090,784	1,039,448
	Dubai Investments PJSC	7,790,046	4,630,612
	Emaar Development PJSC	1,981,606	4,501,729
	Emaar Properties PJSC	25,662,471	57,383,735
	Emirates NBD Bank PJSC	4,783,855	22,152,346
*	EMSTEEL Building Materials PJSC	2,506,306	974,514
*	Eshraq Investments PJSC	2,222,394	193,925
*	Manazel PJSC	1,193,679	123,481
*	Multiply Group PJSC	4,046,310	2,531,482
	RAK Properties PJSC	4,989,126	1,660,648
	Ras Al Khaimah Ceramics	960,945	721,786
*	Shuaa Capital PSC	1,996,407	71,205
*	Union Properties PJSC	3,928,839	459,964

TOTAL UNITED ARAB EMIRATES			143,059,255

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (0.0%)
#	Anglogold Ashanti PLC	55,005	$1,264,565

	TOTAL COMMON STOCKS		10,766,810,203

	PREFERRED STOCKS — (0.9%)

	BRAZIL — (0.8%)
	Banco ABC Brasil SA, 6.724%	544,426	2,427,197
*	Banco ABC Brasil SA	19,818	87,285
Ω	Banco BMG SA, 13.443%	147,500	92,887
	Banco Bradesco SA, 7.954%	10,733,810	28,939,903
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	1,012,345	2,456,486
	Banco Pan SA, 2.354%	472,445	831,596
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	200	306
	Eucatex SA Industria e Comercio, 6.080%	297,328	872,642
	Gerdau SA, 7.761%	455,473	1,601,690
	Grazziotin SA, 10.241%	6,731	34,170
	Marcopolo SA, 7.107%	1,671,589	2,121,436
	Petroleo Brasileiro SA, 8.432%	5,630,679	45,565,060
	Randon SA Implementos e Participacoes, 5.442%	403,718	831,134
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	1,413,549	2,153,290

	TOTAL BRAZIL		88,015,082

	COLOMBIA — (0.1%)
	Grupo Argos SA, 5.088%	321,558	950,822
	Grupo de Inversiones Suramericana SA, 5.666%	774,087	4,562,042

	TOTAL COLOMBIA		5,512,864

	INDIA — (0.0%)
*	Sundaram Clayton Ltd.	251	33

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	867,908	465,694

	TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	601,167	140,794

	TOTAL PREFERRED STOCKS		94,134,467

	RIGHTS/WARRANTS — (0.0%)

	BRAZIL — (0.0%)
*	Grazziotin SA Rights 05/21/2024	241	17
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,947,402	3,751

	TOTAL BRAZIL		3,768

	INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	71,221	82,500

	THAILAND — (0.0%)
*	Ner W2 Warrants 04/18/2025	349,081	471
*	Power Solution Technologies PCL Rights 05/16/2024	3,438,240	0
*	Power Solution Technologies PCL Warrants 03/11/2025	343,824	0

	TOTAL THAILAND		471

	TOTAL RIGHTS/WARRANTS		86,739

	TOTAL INVESTMENT SECURITIES (Cost $8,674,227,426)		10,861,031,409

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	7,020,581	$81,214,079

TOTAL INVESTMENTS — (100.0%) (Cost $8,755,439,619)			$10,942,245,488

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	06/21/24	$123,811,859	$120,594,600	$(3,217,259)

Total Futures Contracts			$123,811,859	$120,594,600	$(3,217,259)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$407,313,944	$1,317,081	—	$408,631,025
Chile	—	58,877,907	—	58,877,907
China	127,150,819	2,418,501,934	$16,493,167	2,562,145,920
Colombia	8,375,855	2,629	—	8,378,484
Czech Republic	—	12,191,695	—	12,191,695
Greece	—	53,314,707	—	53,314,707
Hong Kong	—	9,850	1,899	11,749
Hungary	—	24,136,179	—	24,136,179
India	83,155,016	2,060,557,055	1,723,586	2,145,435,657
Indonesia	—	168,833,061	370,345	169,203,406
Kuwait	24,121,593	7,171,962	—	31,293,555
Malaysia	34,662	174,331,383	—	174,366,045
Mexico	314,655,809	7,823,906	—	322,479,715
Philippines	—	82,524,503	6,346	82,530,849
Poland	—	100,250,930	—	100,250,930
Qatar	—	73,642,455	—	73,642,455
Saudi Arabia	1,012,405	420,426,355	—	421,438,760
South Africa	7,176,990	263,144,575	—	270,321,565
South Korea	195,747,840	1,145,169,148	1,510,554	1,342,427,542
Taiwan	17,238,331	2,036,851,520	145,059	2,054,234,910
Thailand	176,302,626	10,554,752	—	186,857,378
Turkey	—	120,315,950	—	120,315,950

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	$459,964	$142,599,291	—		$143,059,255
United Kingdom	1,264,565	—	—		1,264,565
Preferred Stocks
Brazil	87,922,195	92,887	—		88,015,082
Colombia	5,512,864	—	—		5,512,864
India	—	33	—		33
Philippines	—	465,694	—		465,694
Taiwan	—	140,794	—		140,794
Rights/Warrants
Brazil	—	3,768	—		3,768
India	—	82,500	—		82,500
Thailand	—	471	—		471
Securities Lending Collateral	—	81,214,079	—		81,214,079

Total Investments in Securities	$1,457,445,478	$9,464,549,054	$20,250,956	<>	$10,942,245,488

Financial Instruments
Liabilities
Futures Contracts**	(3,217,259)	—	—		(3,217,259)

Total Financial Instruments	$(3,217,259)	—	—		$(3,217,259)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: July 5, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: July 5, 2024